UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant: Vanguard Municipal Bond Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – April 30, 2014

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2014

Vanguard Municipal Bond Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Tax-Exempt Money Market Fund	8
Short-Term Tax-Exempt Fund	32
Limited-Term Tax-Exempt Fund	39
Intermediate-Term Tax-Exempt Fund	46
Long-Term Tax-Exempt Fund	53
High-Yield Tax-Exempt Fund	60
About Your Fund’s Expenses	67
Trustees Approve Advisory Arrangements	69
Glossary	70

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel.
The HMS Vanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2014
		Taxable-
	SEC Equivalent		Income	Capital	Total
	Yields[1]	Yields[2]	Returns	Returns	Returns
Vanguard Tax-Exempt Money Market Fund	0.01%	0.02%	0.00%	0.00%	0.00%
Tax-Exempt Money Market Funds Average[3]					0.01

Vanguard Short-Term Tax-Exempt Fund
Investor Shares	0.31%	0.55%	0.38%	0.00%	0.38%
Admiral™ Shares[4]	0.39	0.69	0.42	0.00	0.42
Barclays 1 Year Municipal Bond Index					0.43
1–2 Year Municipal Funds Average[3]					0.25

Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	0.78%	1.38%	0.82%	0.00%	0.82%
Admiral Shares[4]	0.86	1.52	0.86	0.00	0.86
Barclays 1–5 Year Municipal Bond Index					0.89
1–5 Year Municipal Funds Average[3]					0.78

Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	1.96%	3.46%	1.66%	1.73%	3.39%
Admiral Shares[4]	2.04	3.60	1.70	1.73	3.43
Barclays 1–15 Year Municipal Bond Index					2.89
Intermediate Municipal Funds Average[3]					2.66

Vanguard Long-Term Tax-Exempt Fund
Investor Shares	2.86%	5.05%	2.12%	2.96%	5.08%
Admiral Shares[4]	2.94	5.19	2.16	2.96	5.12
Barclays Municipal Bond Index					4.08
General & Insured Municipal Debt Funds Average[3]					4.58

Vanguard High-Yield Tax-Exempt Fund
Investor Shares	3.17%	5.60%	2.13%	3.20%	5.33%
Admiral Shares[4]	3.25	5.74	2.17	3.20	5.37
Barclays Municipal Bond Index					4.08
General & Insured Municipal Debt Funds Average[3]					4.58

1 7-day SEC yield for the Tax-Exempt Money Market Fund; 30-day SEC yield for the other funds.

2 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 43.4%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

3 Derived from data provided by Lipper, a Thomson Reuters Company.

4 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Chairman’s Letter

Dear Shareholder,

Putting recent challenges behind them, municipal bonds rebounded over the six months ended April 30, 2014.

The bond market as a whole came under pressure in 2013 as interest rates headed higher on the prospect of reduced support from the Federal Reserve. News headlines about the fiscal challenges facing Detroit and Puerto Rico further concerned muni investors. But the tide turned at the beginning of this year as interest rates unexpectedly reversed course, rekindling investor demand for bonds in general, especially those offering higher yields.

That focus on yield helped lower-rated and longer-dated muni bonds—those segments of the muni market hardest hit by last year’s rise in rates—produce the biggest gains for the six-month period. Vanguard High-Yield Tax-Exempt Fund returned 5.33%, Vanguard Long-Term Tax-Exempt Fund 5.08%, and Vanguard Intermediate-Term Tax-Exempt Fund 3.39%, with price appreciation accounting for more than half their returns. (The returns and SEC yields cited in this letter are for the funds’ Investor Shares.)

Shorter-maturity muni bonds, with their lower yields, drew less investor attention. Vanguard Limited-Term Tax-Exempt Fund returned 0.82% and Vanguard Short-Term Tax-Exempt Fund 0.38%, with no price appreciation for either. Minus operating expenses, the return of Vanguard Tax-Exempt Money Market Fund, which invests in securities maturing in less than one year, was zero.

It’s pleasing to note that all the Vanguard Municipal Bond Funds performed in line with or better than their benchmark indexes and their peer groups, thanks largely to their allocation to longer maturities and their success in finding pockets of relative value in the market.

Stronger demand for muni bonds drove their yields lower. The Short-Term Tax-Exempt Fund’s 30-day SEC yield, for example, dropped from 0.38% to 0.31% over the period, while that of the High-Yield Tax-Exempt Fund declined more substantially, from 3.68% to 3.17%. The 7-day SEC yield for the Tax-Exempt Money Market Fund held steady at 0.01%.

Market Barometer
			Total Returns
		Periods Ended April 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	1.74%	–0.26%	4.88%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.08	0.50	5.54
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.08

Stocks
Russell 1000 Index (Large-caps)	8.25%	20.81%	19.52%
Russell 2000 Index (Small-caps)	3.08	20.50	19.84
Russell 3000 Index (Broad U.S. market)	7.83	20.78	19.54
FTSE All-World ex US Index (International)	2.84	9.77	13.22

CPI
Consumer Price Index	1.51%	1.95%	2.14%

On a separate note, we reopened the Intermediate-Term Tax-Exempt Fund to all investors on December 9, 2013. We had closed the fund on February 28, 2013, to institutional investors to reduce strong cash inflows that might have impeded the advisor’s ability to implement its investment strategy and produce competitive long-term returns for existing shareholders. Cash inflows to the fund have since subsided, allowing us to reopen it to all investors.

Taxable bond returns were modest, and stocks continued to climb

The broad U.S. taxable bond market returned 1.74% for the half year ended April 30. The yield of the 10-year Treasury note ended the period at 2.69%, up from 2.54% on October 31 but down from nearly 3% on December 31. (Bond prices and yields move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 2.33%.

U.S. stocks, meanwhile, returned almost 8%, notwithstanding the patches of turbulence the market has encountered in 2014. Technology stocks, for example, turned in a rocky performance amid concerns about pricey valuations. Weak economic data from China and the conflict in Ukraine also unsettled investors.

International stocks, in aggregate, returned nearly 3%, with the developed markets of Europe faring the best. The developed markets of the Pacific region and emerging markets, where China’s weakness was felt most, declined.

Broad diversification remains the best way to help manage the risk to your portfolio posed by unpredictable economic and political developments around the world. As Joe Davis, our chief economist, noted recently, “Having a broader portfolio tends to moderate those individual issues and that’s always, I think, a valuable starting point for investors.”

Limited supply buoyed munis, as did renewed appetite for yield

The past half year serves as an example of how holding steady with your investments can work out better than trying to time the markets. Last spring, the Fed began bracing investors for a scaling back of its massive bond-buying program that was designed to speed the economy’s recovery. Many investors reasonably assumed that reduced

Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average[2]
Tax-Exempt Money Market Fund	0.16%	—	0.20%
Short-Term Tax-Exempt Fund	0.20	0.12%	0.62
Limited-Term Tax-Exempt Fund	0.20	0.12	0.70
Intermediate-Term Tax-Exempt Fund	0.20	0.12	0.81
Long-Term Tax-Exempt Fund	0.20	0.12	0.97
High-Yield Tax-Exempt Fund	0.20	0.12	0.97

1 The fund expense ratios shown are from the prospectus dated February 26, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the funds’ annualized expense ratios were: for the Tax-Exempt Money Market Fund, 0.10%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The expense ratio for the Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratio was 0.16%.

2 Peer groups are: for the Tax-Exempt Money Market Fund, Tax-Exempt Money Market Funds; for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax-Exempt Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund and High-Yield Tax-Exempt Fund, General & Insured Municipal Debt Funds. Peer-group values are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

demand from the Fed for bonds could hurt prices, which did trend downward through the end of 2013.

The markets rarely evolve as expected, however, and investors who exited the bond market in the second half of 2013 or sought safety in short-term maturities in anticipation of the Fed’s tapering its purchases missed out on the strong recovery that began early this year among longer-dated and lower-rated bonds in particular. Various developments were behind the reversal in demand for bonds, including winter-related weakness in the U.S. economy, slowing growth in China, and political and economic turmoil in some emerging markets.

The rebound in the muni market was even sharper than for bonds as a whole. Muni yields reached attractive levels in the new year both on an absolute basis and relative to Treasuries and corporate bonds, and that enticed banks, insurance companies, and hedge funds to buy. Individuals in high income-tax brackets—munis’ traditional buyer base—stepped back in as well, given the added allure of tax-exempt securities in light of those buyers’ increased tax rates.

Even as demand for munis grew over the six months, their supply shrank. With municipal issuers still shying away from initiating capital projects and with refinancing to cut borrowing costs having largely run its course, issuance was down by about 25% from the year-earlier period.

With investors searching for yield, the interest rate risk and credit risk taken by the funds’ advisor, Vanguard Fixed Income Group, were generally well-rewarded. In particular, the advisor’s outsized allocations to longer maturities in the Intermediate-Term, Long-Term, and High-Yield Tax-Exempt Funds contributed the most to those funds’ outperformance. The three funds outpaced their benchmarks and peer groups by between roughly 50 and 125 basis points. (A basis point is one-hundredth of a percentage point.)

This environment generated less of a boost for shorter-term munis. The Short-Term and Limited-Term Tax-Exempt Funds produced returns that were in line with their benchmarks and a step ahead of their peer groups, but were still less than 1%. The Tax-Exempt Money Market Fund’s zero return was largely a product of the Fed’s continued target rate of 0%–0.25% for very short-term lending.

Credit analysis, an increasingly important tool for navigating the muni market, was a positive for all the bond funds. Our in-house analysts’ original, in-depth research helped the advisor identify individual issues offering relative value. It also helped the advisor steer clear of bonds for which investors were unlikely to be adequately compensated for the risk being taken. Our funds, for example, had only light allocations to Puerto Rico bonds. Although these bonds were popular with many muni funds because they are tax-exempt in all 50 states and have relatively high yields, the risk they carried was high as well.

The power of compounding can put time on your side

The purpose of my letter to you is, of course, to let you know how your fund fared over the past six months. Although it’s important to be aware of how your fund is doing in the latest market environment, short-term performance isn’t what matters most. The focus on the preceding half year shouldn’t distract investors from the long-term commitment they need to help achieve their goals.

To be sure, there are many aspects of investing success that you can’t control, overall market performance being the obvious example. But you can control how long you invest, and that’s important because it allows you to harness the power of compounding—the snowball effect that occurs when your earnings generate even more earnings. As Benjamin Franklin put it, “Money makes money.”

A simple example illustrates the benefits of compounding that can potentially result from investing and then reinvesting your money over the long haul, even with the relatively modest returns produced by bonds. Suppose you were able to put away $10,000 and earn 3% a year (keep in mind this is hypothetical; actual returns would probably be different, and certainly a lot less predictable).

If you keep reinvesting the earnings (again, assuming a hypothetical 3% yearly return), after ten years you would have about $13,400. After 30 years, you would have more than $24,000.

Compounding can make a real difference in your account balance over time, particularly when combined with Vanguard’s low expense ratios, which allow you to keep more of the return on your investment.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2014

Despite the headlines, muni credit quality remains strong

News reports tracking Detroit’s bankruptcy proceedings and Puerto Rico’s continuing fiscal struggles have added to investors’ concerns about the financial strength of state and local governments. But it would be a mistake to paint all of the 95,000 or so issuers in the $3.7 trillion municipal bond market with the same brush.

To be sure, some muni issuers face challenges because of unfunded pensions and health care costs. That’s why we believe that in-depth credit research and monitoring are particularly important when investing in this segment of the bond market. That said, investment-grade muni bonds have a high credit-quality profile overall, especially compared with corporate bonds. As the chart below illustrates, more than 60% of bonds in the Barclays Municipal Bond Index fall into the two highest credit-rating categories (Aaa and Aa) as measured by Moody’s Investors Service. The comparable figure for bonds in the Barclays U.S. Corporate Investment Grade Bond Index is about 11%.

Municipal and corporate investment-grade bonds compared by credit rating

Moody’s credit rating

Barclays Municipal Bond Index
Barclays U.S. Corporate Investment Grade Bond Index

Municipal bond percentages do not add to 100 because of rounding.
Note: Data as of April 30, 2014.
Sources: Moody’s Investors Service, Barclays, and Vanguard.

Your Fund’s Performance at a Glance
October 31, 2013–April 30, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Exempt Money Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Short-Term Tax-Exempt Fund
Investor Shares	$15.87	$15.87	$0.060	$0.000
Admiral Shares	15.87	15.87	0.066	0.000
Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	$11.06	$11.06	$0.090	$0.000
Admiral Shares	11.06	11.06	0.095	0.000
Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	$13.84	$14.08	$0.225	$0.000
Admiral Shares	13.84	14.08	0.231	0.000
Vanguard Long-Term Tax-Exempt Fund
Investor Shares	$11.14	$11.47	$0.229	$0.000
Admiral Shares	11.14	11.47	0.234	0.000
Vanguard High-Yield Tax-Exempt Fund
Investor Shares	$10.63	$10.97	$0.220	$0.000
Admiral Shares	10.63	10.97	0.224	0.000

Advisor’s Report

For the six months ended April 30, 2014, the Vanguard Municipal Bond Funds posted returns that ranged from 0.38% for Investor Shares of the Short-Term Tax-Exempt Fund to 5.37% for Admiral Shares of the High-Yield Tax-Exempt Fund. All the bond funds matched or outpaced their benchmark indexes, and their returns surpassed the average returns of peer-group funds. The flat return of the Tax-Exempt Money Market Fund and the near zero average return of peer-group funds were a consequence of Federal Reserve policy.

The investment environment

Despite challenges, the municipal market performed strongly over the half year. Cheap valuations, reduced supply, and increasingly attractive tax advantages for those in the highest income brackets pulled investors back into the market.

As the period began, valuations of municipal bonds were cheap, given the sharp slump last spring and summer precipitated by talk of the Federal Reserve’s tapering its bond-buying program. The Fed eventually succeeded in persuading the markets that dialing back its purchases of about $85 billion per month of U.S. Treasuries and mortgage-backed securities did not mean it would soon raise interest rates. From January to April, it gradually reduced its purchases to about $45 billion per month as bond yields moved lower.

At times, media attention surrounding Puerto Rico’s and Detroit’s fiscal woes also weighed on investor sentiment. Puerto Rico, the third-largest bond issuer after California and New York, saw its bonds downgraded to junk status as it struggled with a weak economy, a budget deficit, and a large debt load. And Detroit’s bankruptcy proceedings took some sharp turns amid wrangling over how much pension funds and bondholders would receive in a final settlement.

Muni investors, however, began to look past such outliers to see that many muni issuers have made further progress in putting their fiscal houses in order following the Great Recession. For states as a whole, tax revenues have been rising for four years. Local governments are in better shape as well now that property taxes, which make up a good part of their total revenues, have started to pick up with the recovery in the housing market.

As for spending, many state and local governments remained in austerity mode, trying to contain costs where possible and taking steps to reform employee pensions and benefits. This belt-tightening meant a further decline in the volume of muni bonds issued. For the six months, overall issuance dropped by about 25%; financing of new capital projects shrank by about 7% and refunding dropped by about 40% as years of low interest rates left fewer opportunities to cut borrowing costs. Banks also did more lending directly to municipalities, contributing to the reduction in muni bond supply.

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	April 30,
Maturity	2013	2014
2 years	0.34%	0.15%
5 years	1.06	0.96
10 years	2.44	2.17
30 years	4.04	3.49
Source: Vanguard.

For investors higher up the income ladder, whose tax rates increased in 2013, the tax advantages of muni bonds added to their appeal.

Management of the funds

For the six months, we focused on opportunities where we believed we would be well-compensated for holding more risk than the benchmarks. That proved to be the case with our overweight allocation across the bond funds to longer-maturity bonds. These securities, which had fallen out of favor in 2013 as investors expected interest rates to keep rising, contributed significantly to the funds’ performance in the first four months of 2014 as rates actually moved lower.

We saw relative value among premium callable bonds. Because they can be redeemed before their maturity date, and therefore carry considerably more risk, they provided a higher yield than noncallable bonds.

The funds also earned incrementally more income from their larger allocations to securities considered more risky. With the economy improving and investors reaching for yield, the funds’ lower-rated bonds plus their holdings in the health care, project finance, and corporate-backed sectors performed well.

We were significantly underweighted in Puerto Rico, however, as the level of risk did not seem worthwhile despite the high coupons being paid. That choice also boosted the funds’ relative performance.

A look ahead

After munis’ strong performance over the six months that put them at much fuller valuations, returns may be more modest for the rest of 2014, with income—rather than price appreciation—the likely primary driver of performance.

We expect economic growth to accelerate, allowing the Fed to wrap up its bond purchases by year-end and to begin slowly tightening the federal funds target rate in the second half of 2015. The tightening is likely to end, however, at a level below the historical average.

After the strong rally that left yields at relatively low levels, we are entering the second half of the funds’ fiscal year in a more defensive stance with shorter-than-benchmark durations. And because investors are likely to keep reaching for yield, the funds remain overweighted to bonds with longer maturities and lower credit-quality ratings as well as to sectors we see as offering an attractive reward for the level of risk taken.

As an eventual tightening of monetary policy is likely to mean more market volatility, we will maintain above-average levels of liquidity to take advantage of any pricing dislocations that may occur.

Regarding Puerto Rico, we are likely to remain largely on the sidelines until we see sustained growth and budget discipline.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to add to the funds’ performance through security selection.

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Group Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds Mathew M. Kiselak, Principal, Portfolio Manager Marlin G. Brown, Portfolio Manager James D’Arcy, CFA, Portfolio Manager Vanguard Fixed Income Group May 19, 2014

Tax-Exempt Money Market Fund

Fund Profile
As of April 30, 2014

Financial Attributes

Ticker Symbol	VMSXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted Maturity	36 days

Largest Area Concentrations

Texas	10.1%
New York	8.0
California	5.1
Florida	4.6
Indiana	4.5
Illinois	4.2
Ohio	3.2
Massachusetts	3.0
Georgia	3.0
Maryland	2.8
Top Ten	48.5%

Distribution by Credit Quality (% of portfolio)

First Tier	100.0%
For information about credit ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated February 26, 2014, and represents estimated costs for the current fiscal year. For the six months ended April 30, 2014, the annualized expense ratio was 0.10%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): October 31, 2003–April 30, 2014
		Tax-Exempt
		Money Market
		Funds Average
Fiscal Year	Total Returns	Total Returns[1]
2004	1.03%	0.48%
2005	2.13	1.48
2006	3.26	2.63
2007	3.65	2.99
2008	2.63	2.03
2009	0.60	0.27
2010	0.14	0.00
2011	0.09	0.00
2012	0.04	0.00
2013	0.02	0.00
2014[2]	0.00	0.01
7-day SEC yield (4/30/2014): 0.01%

Average Annual Total Returns: Periods Ended March 31, 2014

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Exempt Money Market	6/10/1980	0.01%	0.10%	0.00%	1.31%	1.31%

1 Derived from data provided by Lipper, a Thomson Reuters Company.
2 Six months ended April 30, 2014.
See Financial Highlights for dividend information.

Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.2%)
Alabama (0.1%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.120%	5/7/14	16,150	16,150
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.160%	5/7/14	870	870
1 Mobile AL Water & Sewer Commissioners Revenue TOB VRDO	0.100%	5/1/14 LOC	7,900	7,900
				24,920
Alaska (0.8%)
Alaska GO	4.000%	8/1/14	3,300	3,332
Alaska GO BAN	1.000%	3/23/15	100,000	100,776
1 Alaska Housing Finance Corp. General Housing Revenue TOB VRDO	0.140%	5/7/14	10,365	10,365
Alaska Student Loan Corp. Education Loan Revenue VRDO	0.140%	5/7/14 LOC	25,000	25,000
Valdez AK Marine Terminal Revenue (Exxon Pipeline Co.) VRDO	0.080%	5/1/14	9,700	9,700
				149,173
Arizona (1.6%)
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.150%	5/7/14	9,995	9,995
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.100%	5/7/14 LOC	67,905	67,905
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.100%	5/7/14 LOC	25,010	25,010
Arizona School Facilities Board Revenue (School Trust)	5.750%	7/1/14 (Prere.)	10,835	10,932
1 Arizona Transportation Board Highway Revenue TOB VRDO	0.130%	5/7/14	7,260	7,260
Arizona Unemployment Insurance TAN	1.500%	5/7/14	13,000	13,003
Arizona Unemployment Insurance TAN	1.500%	5/21/14	17,000	17,012
Coconino County AZ Pollution Control Corp. Revenue
(Tucson Electric Power Navajo Project) VRDO	0.150%	5/7/14 LOC	18,300	18,300
1 Gilbert AZ GO TOB VRDO	0.140%	5/7/14	6,805	6,805
1 Maricopa County AZ Public Finance Corp. Lease Revenue TOB VRDO	0.140%	5/7/14	11,945	11,945
Maricopa County Community College District GO	2.000%	7/1/14	7,500	7,523
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	3,900	3,931
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	1,800	1,814
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	2,750	2,772
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.220%	5/7/14	1,000	1,000
1 Phoenix AZ Civic Improvement Corp. Transit Revenue TOB VRDO	0.120%	5/7/14 LOC	22,225	22,225
1 Phoenix AZ Civic Improvement Corp. Wastewater System Revenue TOB VRDO	0.120%	5/7/14 LOC	20,300	20,300
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.120%	5/7/14	8,240	8,240
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.130%	5/7/14	4,995	4,995
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.120%	5/7/14	16,000	16,000
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.120%	5/7/14	4,000	4,000
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.130%	5/7/14	3,320	3,320
1 Tempe AZ Union High School District No. 213 GO TOB VRDO	0.120%	5/7/14	6,840	6,840
				291,127
California (5.1%)
ABAG Finance Authority for Nonprofit Corps. California Revenue
(Computer History Museum) VRDO	0.120%	5/7/14 LOC	7,000	7,000
Berkeley CA TRAN	1.000%	7/10/14	12,495	12,514
California Community College Financing Authority TRAN	2.000%	6/30/14	27,000	27,080
1 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.120%	5/7/14	20,000	20,000
1 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.130%	5/7/14	5,050	5,050
California RAN	2.000%	5/28/14	172,000	172,228
California RAN	2.000%	6/23/14	282,000	282,724
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.120%	5/7/14	79,260	79,260
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.140%	5/7/14	5,545	5,545
Contra Costa County CA Multifamily Housing Revenue (Park Regency) VRDO	0.120%	5/7/14 LOC	9,800	9,800
East Bay CA Municipal Utility District Water System Revenue (Extendible) CP	0.100%	12/29/14	15,000	15,000
2 Eastern Municipal Water District CA Water & Sewer Revenue PUT	0.140%	7/3/14	17,300	17,299
1 Golden State Tobacco Securitization Corp. California TOB VRDO	0.220%	5/7/14 (13)(3)	9,900	9,900
2 Irvine CA Ranch Water District Revenue PUT	0.130%	3/12/15	8,750	8,750

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Irvine CA Ranch Water District Revenue PUT	0.130%	3/12/15	5,840	5,840
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.130%	5/7/14	17,500	17,500
Los Angeles County CA Schools Pooled Financing Program TRAN	2.000%	12/31/14	4,200	4,252
Los Angeles County CA Schools Pooled Financing Program TRAN	2.000%	1/30/15	3,000	3,040
Los Angeles County CA TRAN	2.000%	6/30/14	25,000	25,075
1 Nuveen California Select Quality Municipal Fund VRDP VRDO	0.190%	5/7/14 LOC	26,000	26,000
Orange County CA Sanitation District COP BAN	2.000%	10/16/14	50,000	50,420
1 Orange County CA Sanitation District COP TOB VRDO	0.120%	5/7/14	19,845	19,845
2 Riverside CA Water Revenue PUT	0.140%	4/1/15	14,325	14,325
Riverside County CA Teeter Notes	2.000%	10/15/14	24,135	24,333
Sacramento CA Transportation Authority Sales Tax Revenue VRDO	0.110%	5/7/14	24,100	24,100
San Bernardino County CA TRAN	2.000%	6/30/14	13,300	13,340
1 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.130%	5/7/14	3,600	3,600
1 San Mateo County CA Community College District GO TOB VRDO	0.120%	5/7/14	9,500	9,500
				913,320
Colorado (2.7%)
1 Board of Governors of the Colorado State University System Enterprise Revenue TOB VRDO	0.120%	5/7/14 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.140%	5/7/14 LOC	10,000	10,000
1 Colorado Board of Governors University Enterprise System Revenue TOB VRDO	0.130%	5/7/14	14,995	14,995
Colorado Education Loan Program TRAN	1.250%	6/27/14	60,000	60,100
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	6.125%	6/1/14 (Prere.)	2,545	2,558
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project) VRDO	0.120%	5/7/14 LOC	800	800
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) TOB VRDO	0.120%	5/7/14	7,000	7,000
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) TOB VRDO	0.130%	5/7/14	11,905	11,905
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) TOB VRDO	0.130%	5/7/14	7,175	7,175
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) TOB VRDO	0.140%	5/7/14	4,000	4,000
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) TOB VRDO	0.140%	5/7/14	6,000	6,000
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.090%	5/7/14	13,780	13,780
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.090%	5/7/14	26,415	26,415
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.090%	5/7/14	16,400	16,400
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.100%	5/7/14	48,305	48,305
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.100%	5/7/14	27,280	27,280
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.100%	5/7/14	6,100	6,100
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.100%	5/7/14	17,380	17,380
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.110%	5/7/14	11,200	11,200
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.110%	5/7/14	18,800	18,800
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.120%	5/7/14	9,725	9,725
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.120%	5/7/14	45,435	45,435
1 Colorado Regional Transportation District Sales Tax Revenue TOB VRDO	0.130%	5/7/14	11,240	11,240
Colorado Springs CO Utility System Revenue VRDO	0.120%	5/7/14	12,600	12,600
Colorado Springs CO Utility System Revenue VRDO	0.130%	5/7/14	33,045	33,045
1 Denver CO City & County Airport Revenue TOB VRDO	0.150%	5/7/14 LOC	25,000	25,000
1 El Paso CO COP TOB VRDO	0.120%	5/7/14 LOC	11,020	11,020
				480,253
Connecticut (0.9%)
2 Connecticut GO	0.210%	8/15/14	10,000	10,000
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.090%	5/1/14	3,240	3,240
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.160%	5/7/14	10,335	10,335
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	0.100%	5/7/14	10,445	10,445
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	0.100%	5/7/14	5,515	5,515
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.120%	5/7/14	29,405	29,405
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	0.130%	5/7/14	75,205	75,205
1 Connecticut Special Tax Obligation Revenue TOB VRDO	0.120%	5/7/14	3,000	3,000
Greenwich CT BAN	1.000%	1/22/15	20,000	20,127
				167,272
Delaware (0.0%)
1 Delaware Housing Authority Single Family Mortgage Revenue TOB VRDO	0.350%	5/7/14	1,305	1,305

District of Columbia (0.9%)
1 District of Columbia GO TOB VRDO	0.120%	5/7/14 LOC	22,735	22,735
2 District of Columbia Income Tax Revenue	0.160%	12/1/14	30,000	30,000
1 District of Columbia Income Tax Revenue TOB VRDO	0.120%	5/7/14	7,855	7,855

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 District of Columbia Income Tax Revenue TOB VRDO	0.130%	5/7/14	9,995	9,995
1 District of Columbia Income Tax Revenue TOB VRDO	0.140%	5/7/14	4,200	4,200
District of Columbia Revenue (Georgetown University) VRDO	0.100%	5/7/14 LOC	17,000	17,000
District of Columbia Revenue (Henry J. Kaiser Family Foundation) VRDO	0.220%	5/7/14	26,000	26,000
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.120%	5/7/14 LOC	12,800	12,800
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.140%	5/7/14	11,865	11,865
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.150%	5/7/14	9,500	9,500
1 Metropolitan Washington DC/VA Airports Authority Airport System Revenue TOB VRDO	0.150%	5/7/14	9,305	9,305
				161,255
Florida (4.6%)
1 Broward County FL GO TOB VRDO	0.120%	5/7/14	8,100	8,100
1 Broward County FL School Board COP TOB VRDO	0.120%	5/7/14 LOC	34,340	34,340
1 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.130%	5/7/14	5,660	5,660
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.120%	5/7/14	12,000	12,000
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.120%	5/7/14	12,735	12,735
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.120%	5/7/14	6,265	6,265
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.130%	5/7/14	10,135	10,135
1 Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.130%	5/7/14	9,000	9,000
1 Florida Department of Management Services COP TOB VRDO	0.130%	5/7/14	6,955	6,955
Florida Department of Transportation Seaport Investment Program Revenue	2.000%	7/1/14	6,195	6,214
1 Florida Housing Finance Corp. Homeowner Mortgage Revenue TOB VRDO	0.150%	5/7/14	1,705	1,705
Florida Keys Aqueduct Authority Water Revenue VRDO	0.100%	5/7/14 LOC	28,350	28,350
1 Florida Ports Financing Commission Revenue TOB VRDO	0.470%	5/7/14	3,930	3,930
1 Florida Turnpike Authority Revenue TOB VRDO	0.130%	5/7/14	56,335	56,335
Gainesville FL Utility System Revenue VRDO	0.090%	5/1/14	4,940	4,940
Gainesville FL Utility System Revenue VRDO	0.090%	5/1/14	4,600	4,600
1 Greater Orlando Aviation Authority Orlando Florida Airport Facilities Revenue TOB VRDO	0.140%	5/7/14	12,000	12,000
Jacksonville FL Electric Authority Electric System Revenue CP	0.090%	5/1/14	7,300	7,300
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.140%	5/7/14	43,645	43,645
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.120%	5/7/14	39,490	39,490
1 Jacksonville FL Special Revenue TOB VRDO	0.130%	5/7/14	3,900	3,900
1 Jacksonville FL Special Revenue TOB VRDO	0.130%	5/7/14	11,995	11,995
1 Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.150%	5/7/14 (13)(12)	11,500	11,500
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.120%	5/7/14 LOC	48,725	48,725
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.120%	5/7/14 LOC	4,800	4,800
1 Miami-Dade County FL School Board COP TOB VRDO	0.120%	5/7/14 LOC	15,880	15,880
1 Miami-Dade County FL School Board COP TOB VRDO	0.130%	5/7/14 (13)	8,930	8,930
1 Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.130%	5/7/14	21,620	21,620
North Broward FL Hospital District Revenue VRDO	0.120%	5/7/14 LOC	68,550	68,550
Orange County FL Health Facilities Authority Hospital Revenue
(Orlando Regional Healthcare System) VRDO	0.100%	5/7/14 LOC	4,630	4,630
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.130%	5/7/14	20,000	20,000
1 Orange County FL Housing Finance Authority Homeowner Revenue
(Multi-County Program) TOB PUT	0.160%	10/15/14	1,325	1,325
1 Orange County FL School Board COP TOB VRDO	0.120%	5/7/14	8,000	8,000
1 Orange County FL School Board COP TOB VRDO	0.120%	5/7/14	19,070	19,070
1 Orange County FL School Board COP TOB VRDO	0.120%	5/7/14 LOC	34,650	34,650
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.120%	5/7/14 LOC	20,000	20,000
1 Palm Beach County FL Public Improvement Revenue TOB VRDO	0.120%	5/7/14	8,330	8,330
Palm Beach County FL Revenue (Children’s Home Society Project) VRDO	0.170%	5/7/14 LOC	11,150	11,150
Palm Beach County FL Revenue (Community Foundation Palm Beach Project) VRDO	0.130%	5/7/14 LOC	5,700	5,700
1 Palm Beach County FL School Board COP TOB VRDO	0.160%	5/7/14	2,935	2,935
1 Palm Beach County FL Water & Sewer Revenue TOB VRDO	0.130%	5/7/14	5,535	5,535
Pinellas County FL School District TAN	1.250%	6/30/14	83,000	83,143
Sarasota County FL Public Hospital District Hospital Revenue
(Sarasota Memorial Hospital Project) VRDO	0.070%	5/1/14 LOC	2,300	2,300
1 South Florida Water Management District COP TOB VRDO	0.100%	5/1/14	10,490	10,490
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.130%	5/7/14	9,360	9,360
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.130%	5/7/14	37,995	37,995
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program) VRDO	0.110%	5/7/14 LOC	15,180	15,180
1 Tampa Bay FL Water Utility System Revenue TOB VRDO	0.140%	5/7/14	6,730	6,730
West Palm Beach FL Utility System Revenue	5.000%	10/1/14 (Prere.)	2,000	2,041
				818,163
Georgia (3.0%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.100%	5/7/14 LOC	23,515	23,515
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.130%	5/7/14 LOC	25,000	25,000
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.130%	5/7/14 LOC	6,600	6,600

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 DeKalb County GA Water & Sewer Revenue TOB VRDO	0.120%	5/7/14 LOC	26,260	26,260
1 DeKalb County GA Water & Sewer Revenue TOB VRDO	0.140%	5/7/14	11,990	11,990
1 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	0.130%	5/7/14	22,835	22,835
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) VRDO	0.100%	5/7/14 LOC	66,740	66,740
Fulton County GA Development Authority Revenue (Robert A. Woodruff Arts Center) VRDO	0.100%	5/7/14 LOC	47,500	47,500
Fulton County GA Development Authority Revenue (Shepherd Center Inc. Project) VRDO	0.100%	5/7/14 LOC	48,075	48,075
Georgia GO	5.000%	7/1/14	16,550	16,685
Georgia GO	5.500%	7/1/14	3,250	3,279
1 Georgia GO TOB VRDO	0.150%	5/7/14	10,450	10,450
1 Gwinnett County GA School District GO TOB VRDO	0.120%	5/7/14	12,130	12,130
Henry County GA School District GO	5.000%	8/1/14 (Prere.)	11,825	11,969
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.100%	5/7/14 LOC	39,650	39,650
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia) VRDO	0.100%	5/7/14 LOC	12,660	12,660
Main Street Natural Gas Inc. Georgia Gas Project Revenue VRDO	0.120%	5/7/14	89,400	89,400
Milledgeville-Baldwin County GA Development Authority Revenue
(Georgia College & State University Foundation)	5.250%	9/1/14 (Prere.)	410	421
Milledgeville-Baldwin County GA Development Authority Revenue (
Georgia College & State University Foundation)	5.625%	9/1/14 (Prere.)	5,900	6,066
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.120%	5/7/14	15,160	15,160
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.130%	5/7/14	5,630	5,630
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.140%	5/7/14	4,000	4,000
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.120%	5/7/14	22,100	22,100
				528,115
Hawaii (0.3%)
1 Honolulu HI City & County Board Water Supply Water System Revenue TOB VRDO	0.120%	5/7/14 LOC	7,000	7,000
1 Honolulu HI City & County Wastewater System Revenue TOB VRDO	0.120%	5/7/14 LOC	16,125	16,125
1 University of Hawaii Revenue TOB VRDO	0.120%	5/7/14 LOC	12,740	12,740
1 University of Hawaii Revenue TOB VRDO	0.130%	5/7/14 (13)	19,800	19,800
				55,665
Idaho (0.8%)
Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.120%	5/7/14	7,800	7,800
2 Idaho Health Facilities Authority Hospital Revenue (Trinity Health Group) PUT	0.190%	11/26/14	10,915	10,915
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	5/7/14 LOC	5,510	5,510
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	5/7/14 LOC	6,725	6,725
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	5/7/14 LOC	7,150	7,150
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	5/7/14 LOC	10,295	10,295
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	5/7/14 LOC	10,495	10,495
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	5/7/14	10,420	10,420
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	5/7/14 LOC	9,060	9,060
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	5/7/14 LOC	7,970	7,970
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	5/7/14 LOC	7,050	7,050
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.100%	5/7/14	8,330	8,330
Idaho TAN	2.000%	6/30/14	45,000	45,134
				146,854
Illinois (4.2%)
Channahon IL Revenue (Morris Hospital) VRDO	0.120%	5/7/14 LOC	3,760	3,760
Channahon IL Revenue (Morris Hospital) VRDO	0.120%	5/7/14 LOC	4,825	4,825
Chicago IL Board of Education GO VRDO	0.120%	5/7/14 LOC	14,615	14,615
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.120%	5/7/14	9,385	9,385
1 Chicago IL Metropolitan Water Reclamation District GO TOB VRDO	0.170%	5/7/14	12,000	12,000
1 Chicago IL Water Revenue TOB VRDO	0.330%	5/7/14	17,870	17,870
Chicago IL Water Revenue VRDO	0.140%	5/7/14 LOC	6,635	6,635
Chicago IL Water Revenue VRDO	0.170%	5/7/14 LOC	5,005	5,005
Chicago IL Water Revenue VRDO	0.170%	5/7/14 LOC	18,550	18,550
Illinois Educational Facilities Authority (Pooled Financing Program) CP	0.070%	5/2/14 LOC	15,000	15,000
Illinois Educational Facilities Authority (Pooled Financing Program) CP	0.080%	5/27/14 LOC	35,000	35,000
Illinois Educational Facilities Authority (Pooled Financing Program) CP	0.080%	5/28/14 LOC	24,223	24,223
Illinois Educational Facilities Authority Revenue (Columbia College Chicago) VRDO	0.100%	5/7/14 LOC	14,900	14,900
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	0.160%	3/12/15	10,000	10,000
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.120%	5/7/14	5,200	5,200
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.140%	5/7/14	9,185	9,185
Illinois Finance Authority Clean Water Initiative Revenue	1.500%	7/1/14	11,380	11,405
2 Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	0.240%	11/26/14	11,500	11,500
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.110%	5/7/14	61,640	61,640
1 Illinois Finance Authority Revenue (Advocate Health Care) TOB VRDO	0.130%	5/7/14	25,000	25,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.110%	5/7/14 LOC	3,750	3,750
Illinois Finance Authority Revenue (Carle Foundation) VRDO	0.130%	5/7/14 LOC	28,525	28,525
1 Illinois Finance Authority Revenue (Central DuPage Health) TOB VRDO	0.130%	5/7/14	13,125	13,125
Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	0.100%	5/7/14 LOC	21,000	21,000
1 Illinois Finance Authority Revenue (Chicago University) TOB VRDO	0.130%	5/7/14	9,990	9,990

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Evangelical Project) VRDO	0.120%	5/7/14 LOC	4,760	4,760
Illinois Finance Authority Revenue (Hospital Sister Services Inc.) CP	0.090%	5/19/14	25,000	25,000
Illinois Finance Authority Revenue (Methodist Medical Center) VRDO	0.120%	5/7/14 LOC	11,500	11,500
1 Illinois Finance Authority Revenue (Northshore University Health System) TOB VRDO	0.130%	5/7/14	4,375	4,375
1 Illinois Finance Authority Revenue (Northwestern Memorial Hospital) TOB VRDO	0.130%	5/7/14	6,000	6,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.100%	5/7/14	17,320	17,320
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.120%	5/7/14	8,165	8,165
Illinois Finance Authority Revenue (Rush University Medical Center) VRDO	0.120%	5/7/14 LOC	12,000	12,000
Illinois Finance Authority Revenue (Trinity International University) VRDO	0.130%	5/7/14 LOC	11,955	11,955
1 Illinois Finance Authority Revenue (University of Chicago Medical Center) TOB VRDO	0.150%	5/7/14	10,200	10,200
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.120%	5/7/14	20,500	20,500
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.110%	5/7/14	15,461	15,461
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.110%	5/7/14	16,000	16,000
Illinois GO VRDO	0.100%	5/7/14 LOC	18,000	18,000
Illinois GO VRDO	0.100%	5/7/14 LOC	18,000	18,000
Illinois GO VRDO	0.100%	5/7/14 LOC	17,000	17,000
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Hospital) VRDO	0.100%	5/7/14 LOC	16,100	16,100
Illinois Housing Development Authority (Lakeshore Plaza) VRDO	0.140%	5/7/14 LOC	10,385	10,385
Illinois Housing Development Authority (Larkin Village) VRDO	0.170%	5/7/14 LOC	5,370	5,370
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.130%	5/7/14	14,900	14,900
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.130%	5/7/14	8,995	8,995
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.120%	5/7/14	10,750	10,750
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.120%	5/7/14	8,125	8,125
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.120%	5/7/14	41,890	41,890
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.140%	5/7/14	12,640	12,640
1 University of Illinois Auxiliary Facilities System Revenue TOB VRDO	0.160%	5/7/14	14,300	14,300
				751,779
Indiana (4.5%)
Indiana Bond Bank Revenue Interim Advance Funding Program TAN	1.250%	1/6/15	12,700	12,787
Indiana Finance Authority Environmental Improvement Revenue
(Ispat Inland Inc. Project) VRDO	0.130%	5/7/14 LOC	26,000	26,000
1 Indiana Finance Authority Hospital Revenue (Indiana University) TOB VRDO	0.120%	5/7/14 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.090%	5/7/14 LOC	42,600	42,600
Indiana Finance Authority Hospital Revenue (Indiana University) VRDO	0.090%	5/7/14 LOC	16,215	16,215
Indiana Finance Authority Midwestern Disaster Relief Revenue
(Ohio Valley Electric Corp. Project) VRDO	0.110%	5/7/14 LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.110%	5/7/14	26,825	26,825
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.110%	5/7/14	17,000	17,000
Indiana Finance Authority Revenue (Columbus Regional Hospital) VRDO	0.120%	5/7/14 LOC	6,300	6,300
Indiana Finance Authority Revenue (DePauw University Project) VRDO	0.120%	5/7/14 LOC	36,510	36,510
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.120%	5/7/14	36,000	36,000
1 Indiana Finance Authority Revenue (State Revolving Fund) TOB VRDO	0.120%	5/7/14	20	20
1 Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.120%	5/7/14	19,275	19,275
1 Indiana Health Facility Financing Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.140%	5/7/14	12,750	12,750
1 Indiana Housing & Community Development Authority
Single Family Mortgage Revenue TOB VRDO	0.120%	5/7/14	37,115	37,115
1 Indiana Housing & Community Development Authority
Single Family Mortgage Revenue TOB VRDO	0.150%	5/7/14	660	660
1 Indianapolis IN Local Public Improvement Bond Bank Revenue
(PILOT Infrastructure Project) TOB VRDO	0.140%	5/7/14	11,775	11,775
1 Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	0.330%	5/7/14	13,360	13,360
Ivy IN Tech Community College Revenue	2.000%	7/1/14	6,035	6,053
Lawrenceburg IN Pollution Control Revenue VRDO	0.110%	5/7/14 LOC	5,500	5,500
Posey County IN Economic Development Revenue (Midwest Fertilizer Corp. Project) PUT	0.300%	11/18/14	415,000	415,000
1 Wayne Township Marion County IN School Building Corp. Mortgage Revenue TOB VRDO	0.120%	5/7/14 LOC	30,155	30,155
				791,900
Iowa (0.2%)
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.130%	5/7/14	9,830	9,830
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.130%	5/7/14	9,660	9,660
Iowa Finance Authority Single Family Mortgage Revenue VRDO	0.130%	5/7/14	10,905	10,905
1 Iowa Special Obligation Revenue TOB VRDO	0.170%	5/7/14	4,000	4,000
				34,395
Kansas (0.3%)
1 Kansas Department of Transportation Highway Revenue TOB VRDO	0.120%	5/7/14	6,025	6,025
1 Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.140%	5/7/14	8,000	8,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	0.140%	5/7/14	9,225	9,225
Sedgwick County KS Airport Facility Revenue (FlightSafety International Inc. Project) VRDO	0.180%	5/7/14	34,000	34,000
				57,250
Kentucky (1.3%)
Kentucky Economic Development Finance Authority Hospital Facilities Revenue
(St. Elizabeth Medical Center Inc.) VRDO	0.100%	5/7/14	32,500	32,500
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group) VRDO	0.120%	5/7/14 LOC	12,000	12,000
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project) VRDO	0.120%	5/7/14 LOC	4,800	4,800
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project) VRDO	0.120%	5/7/14 LOC	34,200	34,200
2 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	0.270%	11/26/14	10,000	10,000
Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) VRDO	0.100%	5/7/14	37,300	37,300
Kentucky Higher Education Student Loan Corp. Student Loan Revenue VRDO	0.110%	5/7/14 LOC	26,000	26,000
Kentucky Housing Corp. Housing Revenue VRDO	0.110%	5/7/14	9,750	9,750
Kentucky Housing Corp. Housing Revenue VRDO	0.110%	5/7/14	17,540	17,540
1 Kentucky Turnpike Authority Economic Development Road Revenue
(Revitalization Project) TOB VRDO	0.120%	5/7/14	10,245	10,245
1 Louisville & Jefferson County KY Metropolitan Government Parking Revenue TOB VRDO	0.130%	5/7/14	6,125	6,125
Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	5.250%	5/15/14 (Prere.)	11,990	12,133
Richmond KY League of Cities Funding Lease Program Revenue VRDO	0.130%	5/7/14 LOC	6,000	6,000
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.130%	5/7/14 LOC	3,500	3,500
Williamstown KY League of Cities Funding Trust Lease Revenue VRDO	0.130%	5/7/14 LOC	3,100	3,100
				225,193
Louisiana (1.6%)
Ascension Parish LA Industrial Development Board Revenue (IMTT-Geismar Project) VRDO	0.100%	5/7/14 LOC	85,000	85,000
East Baton Rouge Parish LA Industrial Development Board Solid Waste Disposal Revenue
(Georgia-Pacific Corp. Project) VRDO	0.110%	5/7/14 LOC	3,550	3,550
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	2/1/15 (Prere.)	1,300	1,347
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.090%	5/7/14 LOC	18,000	18,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.100%	5/7/14 LOC	55,000	55,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.110%	5/7/14 LOC	50,000	50,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.120%	5/7/14 LOC	19,265	19,265
St. James Parish LA Revenue (Nustar Logistics LP Project) VRDO	0.110%	5/7/14 LOC	45,740	45,740
				277,902
Maine (0.2%)
1 Maine Housing Authority Mortgage Revenue TOB VRDO	0.180%	5/7/14	5,510	5,510
Maine Housing Authority Mortgage Revenue VRDO	0.150%	5/7/14	9,000	9,000
Maine Housing Authority Mortgage Revenue VRDO	0.150%	5/7/14	20,000	20,000
				34,510
Maryland (2.8%)
Baltimore County MD BAN	1.000%	2/25/15	84,000	84,594
Baltimore County MD BAN	1.000%	2/25/15	114,000	114,806
1 Baltimore MD GO TOB VRDO	0.130%	5/7/14	7,500	7,500
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.170%	5/7/14	4,430	4,430
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.170%	5/7/14	7,520	7,520
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.170%	5/7/14	4,220	4,220
Maryland GO	5.000%	8/1/14	1,590	1,609
1 Maryland GO TOB VRDO	0.140%	5/7/14	10,125	10,125
Maryland Health & Higher Educational Facilities Authority Revenue (Goucher College)	5.125%	7/1/14 (Prere.)	6,200	6,251
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins University) TOB VRDO	0.120%	5/7/14	7,605	7,605
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins University) TOB VRDO	0.120%	5/7/14	7,335	7,335
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System) VRDO	0.140%	5/7/14 LOC	35,255	35,255
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.120%	5/7/14	15,295	15,295
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.130%	5/7/14	13,860	13,860
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.140%	5/7/14	8,800	8,800
Montgomery County MD GO CP	0.080%	5/8/14	39,105	39,105
Montgomery County MD GO CP	0.080%	5/8/14	37,000	37,000
Montgomery County MD GO CP	0.100%	8/7/14	30,895	30,895
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.140%	5/7/14 LOC	8,030	8,030
Washington Suburban Sanitation District Maryland GO VRDO	0.090%	5/7/14	20,000	20,000
Washington Suburban Sanitation District Maryland GO VRDO	0.100%	5/7/14	25,900	25,900
Washington Suburban Sanitation District Maryland GO VRDO	0.100%	5/7/14	12,500	12,500
				502,635

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts (3.0%)
Massachusetts Bay Transportation Authority Sales Tax Revenue CP	0.090%	5/12/14	38,625	38,625
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.100%	5/7/14	43,625	43,625
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.100%	5/7/14	20,000	20,000
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.110%	5/7/14	15,585	15,585
Massachusetts Development Finance Agency Revenue (Cushing Academy Issue) VRDO	0.130%	5/7/14 LOC	8,365	8,365
2 Massachusetts GO	0.500%	9/1/14	3,500	3,500
2 Massachusetts GO	0.290%	1/1/15	7,500	7,502
1 Massachusetts GO TOB VRDO	0.120%	5/7/14 LOC	39,200	39,200
1 Massachusetts GO TOB VRDO	0.120%	5/7/14	15,195	15,195
1 Massachusetts GO TOB VRDO	0.130%	5/7/14	1,850	1,850
1 Massachusetts GO TOB VRDO	0.130%	5/7/14	3,750	3,750
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) CP	0.050%	5/5/14	33,236	33,236
Massachusetts Health & Educational Facilities Authority Revenue (MIT) VRDO	0.100%	5/7/14	84,030	84,030
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.130%	5/7/14	12,700	12,700
Massachusetts Health & Educational Facilities Authority Revenue
(Partners Healthcare System) VRDO	0.140%	5/7/14	54,105	54,105
Massachusetts Health & Educational Facilities Authority Revenue (Pool Loan Program) VRDO	0.130%	5/7/14 LOC	20,200	20,200
1 Massachusetts Housing Finance Agency Multifamily Housing Revenue TOB VRDO	0.170%	5/7/14	10,635	10,635
1 Massachusetts Housing Finance Agency Multifamily Housing Revenue TOB VRDO	0.170%	5/7/14	5,515	5,515
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.130%	5/7/14	4,125	4,125
1 Massachusetts School Building Authority Dedicated Sales Tax Revenue TOB VRDO	0.130%	5/7/14	5,000	5,000
1 Massachusetts Water Pollution Abatement Trust Revenue TOB VRDO	0.130%	5/7/14	3,240	3,240
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.120%	5/7/14	7,300	7,300
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.120%	5/7/14	7,500	7,500
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.120%	5/7/14 LOC	22,000	22,000
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.130%	5/7/14	8,205	8,205
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.130%	5/7/14	5,000	5,000
Massachusetts Water Resources Authority Revenue VRDO	0.100%	5/7/14	40,600	40,600
2 University of Massachusetts Building Authority Revenue PUT	0.210%	11/26/14	13,400	13,400
				533,988
Michigan (2.2%)
1 Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) TOB VRDO	0.120%	5/7/14 LOC	15,000	15,000
Michigan Hospital Finance Authority Revenue (Trinity Health) VRDO	0.120%	5/7/14	26,465	26,465
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.090%	5/7/14	57,850	57,850
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.090%	5/7/14	31,220	31,220
Michigan Housing Development Authority Single Family Mortgage Revenue VRDO	0.100%	5/7/14	91,500	91,500
Michigan State University Board of Trustees General Revenue VRDO	0.110%	5/7/14	33,400	33,400
Michigan State University Board of Trustees General Revenue VRDO	0.110%	5/7/14	42,140	42,140
Michigan State University Revenue CP	0.080%	5/16/14	18,220	18,220
Regents of the University of Michigan CP	0.060%	5/13/14	47,700	47,700
University of Michigan Revenue VRDO	0.110%	5/7/14	25,145	25,145
1 Wayne State University Michigan Revenue TOB VRDO	0.170%	5/7/14	5,000	5,000
				393,640
Minnesota (1.9%)
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.120%	5/7/14 LOC	20,000	20,000
Minnesota GO	5.000%	8/1/14	5,000	5,061
Minnesota GO	5.000%	8/1/14	6,835	6,919
Minnesota GO	5.000%	8/1/14	6,585	6,665
1 Minnesota GO TOB VRDO	0.130%	5/7/14	3,510	3,510
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.130%	5/7/14	7,035	7,035
Minnesota Housing Finance Agency Residential Housing Revenue VRDO	0.130%	5/7/14	19,000	19,000
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program) VRDO	0.130%	5/7/14 LOC	86,100	86,100
Minnesota School District TRAN	2.000%	9/16/14	24,115	24,277
Rochester MN Healthcare Facilities Revenue (Mayo Foundation) CP	0.150%	11/20/14	105,000	105,000
University of Minnesota Revenue CP	0.060%	5/5/14	17,260	17,260
University of Minnesota Revenue CP	0.060%	5/5/14	8,700	8,700
University of Minnesota Revenue CP	0.100%	6/17/14	20,000	20,000
				329,527
Mississippi (0.4%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.070%	5/1/14	29,500	29,500
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.100%	5/7/14	28,400	28,400
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services) VRDO	0.110%	5/7/14	14,890	14,890
				72,790

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri (2.2%)
Missouri Development Finance Board Cultural Facilities Revenue
(Nelson Gallery Foundation) VRDO	0.080%	5/1/14	7,800	7,800
2 Missouri Health & Education Facilities Authority Revenue (BJC Health System) PUT	0.190%	11/26/14	20,000	20,000
1 Missouri Health & Education Facilities Authority Revenue (St. Luke’s Health System)TOB VRDO	0.120%	5/7/14 LOC	15,000	15,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.110%	5/7/14	61,200	61,200
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.110%	5/7/14	40,645	40,645
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.120%	5/7/14	28,000	28,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.120%	5/7/14	67,175	67,175
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Louis University)VRDO	0.090%	5/1/14 LOC	6,400	6,400
Missouri Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) VRDO	0.100%	5/7/14	23,810	23,810
Missouri Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) VRDO	0.110%	5/7/14	22,000	22,000
1 Missouri Health & Educational Facilities Authority Revenue (BJC Health System) TOB VRDO	0.130%	5/7/14	32,500	32,500
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.120%	5/7/14	15,830	15,830
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.130%	5/7/14	5,570	5,570
Missouri Highways & Transportation Commission Road Revenue VRDO	0.100%	5/7/14 LOC	8,950	8,950
St. Joseph MO Industrial Development Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.100%	5/7/14 LOC	17,500	17,500
St. Louis MO General Fund TRAN	2.000%	5/30/14	13,000	13,019
				385,399
Multiple States (7.7%)
1 Blackrock Municipal Bond Investment Trust VRDP VRDO	0.210%	5/7/14 LOC	8,500	8,500
1 BlackRock MuniYield Quality Fund, Inc. VRDP VRDO	0.210%	5/7/14 LOC	27,000	27,000
Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.130%	5/7/14 LOC	26,230	26,230
Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.140%	5/7/14 LOC	14,925	14,925
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.150%	5/7/14 LOC	15,395	15,395
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.170%	5/7/14 LOC	352,355	352,355
1 Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	0.170%	5/7/14 LOC	35,771	35,771
1 Nuveen AMT-Free Municipal Income Fund Series 2 VRDP VRDO	0.200%	5/7/14 LOC	24,000	24,000
1 Nuveen Insured Municipal Opportunity Fund VRDP VRDO	0.210%	5/7/14 LOC	203,500	203,500
1 Nuveen Municipal Advantage Fund VRDP VRDO	0.200%	5/7/14 LOC	184,100	184,100
1 Nuveen Municipal Advantage Fund VRDP VRDO	0.220%	5/7/14 LOC	10,000	10,000
1 Nuveen Premium Income Municipal Fund 2 VRDP VRDO	0.210%	5/7/14 LOC	42,000	42,000
1 Nuveen Premium Income Municipal Fund 4 VRDP VRDO	0.200%	5/7/14 LOC	170,000	170,000
1 Nuveen Quality Income Municipal Fund Inc. VRDP VRDO	0.200%	5/7/14 LOC	236,500	236,500
1 Nuveen Select Quality Municipal Fund, Inc. VRDP VRDO	0.210%	5/7/14 LOC	25,000	25,000
				1,375,276
Nebraska (1.3%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.120%	5/7/14	102,925	102,925
1 Nebraska Investment Finance Authority Multifamily Housing Revenue
(Riverbend Apartments Project) VRDO	0.150%	5/7/14 LOC	5,835	5,835
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.110%	5/7/14	71,615	71,615
1 Omaha NE Public Power District Electric Revenue TOB VRDO	0.120%	5/7/14	10,070	10,070
1 Omaha NE Public Power District Separate Electric Revenue TOB VRDO	0.130%	5/7/14 (13)	34,610	34,610
				225,055
Nevada (1.8%)
Clark County NV Airport System Revenue BAN	2.000%	7/1/14	16,500	16,546
Clark County NV Economic Development Revenue
(Opportunity Village Foundation Project) VRDO	0.150%	5/7/14 LOC	17,000	17,000
1 Clark County NV GO TOB VRDO	0.120%	5/7/14 LOC	50,850	50,850
1 Clark County NV GO TOB VRDO	0.130%	5/7/14	7,615	7,615
1 Clark County NV Water Reclamation District GO TOB VRDO	0.130%	5/7/14	7,495	7,495
1 Las Vegas NV GO TOB VRDO	0.120%	5/7/14	10,850	10,850
1 Las Vegas NV GO TOB VRDO	0.140%	5/7/14	8,330	8,330
Las Vegas Valley Water District Nevada GO CP	0.090%	5/5/14	16,000	16,000
Las Vegas Valley Water District Nevada GO CP	0.100%	8/5/14	37,945	37,945
Las Vegas Valley Water District Nevada GO CP	0.100%	8/7/14	38,995	38,995
Las Vegas Valley Water District Nevada GO CP	0.110%	9/10/14	53,000	53,000
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.150%	5/7/14	4,685	4,685
Nevada GO	5.000%	2/1/15 (Prere.)	2,000	2,072
Nevada GO	5.000%	2/1/15 (Prere.)	5,000	5,182
1 Nevada GO TOB VRDO	0.170%	5/7/14	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.120%	5/7/14 LOC	12,950	12,950

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada Housing Division Multi-Unit Housing Revenue (City Center Project) VRDO	0.270%	5/7/14 LOC	7,440	7,440
1 Truckee Meadows NV Water Authority Water Revenue TOB VRDO	0.120%	5/7/14 LOC	9,990	9,990
				316,345
New Hampshire (0.2%)
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.120%	5/7/14	8,000	8,000
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.120%	5/7/14	6,945	6,945
1 New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) TOB VRDO	0.140%	5/7/14	10,000	10,000
				24,945
New Jersey (1.2%)
Hudson County NJ BAN	2.000%	12/5/14	25,535	25,792
Mercer County NJ BAN	1.000%	12/2/14	25,000	25,119
Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	2.000%	12/4/14	6,000	6,064
New Jersey Economic Development Authority Industrial Development Revenue
(Ocean Spray Cranberries Inc. Project) VRDO	0.230%	5/7/14 LOC	8,000	8,000
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	9,750	9,816
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	0.150%	5/7/14 LOC	35,900	35,900
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.090%	5/7/14	2,200	2,200
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.100%	5/7/14	38,360	38,360
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.110%	5/7/14	3,500	3,500
North Bergen Township NJ BAN	1.000%	4/1/15	10,645	10,723
1 Nuveen New Jersey Dividend Advantage Municipal Fund VRDP VRDO	0.220%	5/7/14 LOC	15,000	15,000
1 Nuveen New Jersey Premium Income Municipal Fund VRDP VRDO	0.200%	5/7/14 LOC	24,000	24,000
Paramus Borough NJ BAN	1.000%	2/20/15	10,100	10,155
				214,629
New Mexico (1.0%)
1 New Mexico Educational Assistance Foundation Revenue TOB VRDO	0.150%	5/7/14	39,395	39,395
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/14 (Prere.)	5,315	5,346
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	1,445	1,454
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.110%	5/7/14	12,585	12,585
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.140%	5/7/14	26,295	26,295
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.120%	5/7/14	93,480	93,480
				178,555
New York (8.0%)
Erie County NY Fiscal Stability Authority BAN	1.000%	7/31/14	29,720	29,776
Erie County NY Industrial Development Agency School Facility Revenue	5.625%	5/1/14 (Prere.)	18,595	18,595
Half Hollow Hills NY Central School District TAN	0.750%	6/26/14	21,750	21,769
1 New York City NY GO TOB VRDO	0.120%	5/7/14	15,000	15,000
1 New York City NY GO TOB VRDO	0.140%	5/7/14	17,320	17,320
1 New York City NY GO TOB VRDO	0.140%	5/7/14	8,250	8,250
New York City NY GO VRDO	0.090%	5/1/14	4,700	4,700
New York City NY GO VRDO	0.100%	5/7/14 LOC	53,580	53,580
New York City NY Housing Development Corp. Multi-Family Housing Revenue
(201 Pearl Street) VRDO	0.100%	5/7/14 LOC	18,000	18,000
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(Bruckner by the Bridge) VRDO	0.090%	5/7/14 LOC	10,000	10,000
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(Elliot Chelsea Development) VRDO	0.120%	5/7/14 LOC	12,925	12,925
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(Markham Gardens Apartments) VRDO	0.090%	5/7/14 LOC	3,600	3,600
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue
(West 26th Street Development) VRDO	0.110%	5/7/14 LOC	10,000	10,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(2 Gold Street) VRDO	0.100%	5/7/14	47,900	47,900
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(90 West Street) VRDO	0.100%	5/7/14 LOC	11,300	11,300
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.100%	5/7/14 LOC	5,000	5,000
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue
(The Balton) VRDO	0.110%	5/7/14 LOC	7,500	7,500
New York City NY Industrial Development Agency Civic Facility Revenue
(New York Law School) VRDO	0.120%	5/7/14 LOC	18,570	18,570
1 New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue TOB VRDO	0.120%	5/7/14	15,000	15,000
1 New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue TOB VRDO	0.130%	5/7/14	7,300	7,300
1 New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue TOB VRDO	0.130%	5/7/14	12,300	12,300

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue TOB VRDO	0.130%	5/7/14	17,055	17,055
1 New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue TOB VRDO	0.130%	5/7/14	49,995	49,995
1 New York City NY Municipal Water Finance Authority
Water & Sewer System Revenue TOB VRDO	0.140%	5/7/14	5,000	5,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	5/1/14	7,000	7,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.080%	5/1/14	7,000	7,000
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.120%	5/7/14	50,000	50,000
1 New York City NY Sales Tax Asset Receivable Corp. Revenue TOB VRDO	0.120%	5/7/14	28,745	28,745
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.110%	5/7/14	90,700	90,700
New York Liberty Development Corp. Revenue PUT	0.150%	12/17/14	87,500	87,500
New York Liberty Development Corp. Revenue PUT	0.150%	12/17/14	141,000	141,000
New York Liberty Development Corp. Revenue PUT	0.150%	12/17/14	11,500	11,500
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.120%	5/7/14 (13)	7,800	7,800
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	0.100%	5/7/14 LOC	14,800	14,800
New York State Dormitory Authority Revenue (Columbia University) VRDO	0.090%	5/7/14	3,250	3,250
New York State Dormitory Authority Revenue (Le Moyne College) VRDO	0.120%	5/7/14 LOC	4,130	4,130
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement) TOB VRDO	0.210%	5/7/14	3,835	3,835
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.120%	5/7/14 LOC	7,010	7,010
New York State Dormitory Authority Revenue (New York Public Library) VRDO	0.100%	5/7/14 LOC	4,895	4,895
1 New York State Dormitory Authority Revenue (New York University) TOB VRDO	0.140%	5/7/14	11,000	11,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.120%	5/7/14	5,000	5,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.130%	5/7/14	6,420	6,420
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.130%	5/7/14	3,510	3,510
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.130%	5/7/14	21,200	21,200
1 New York State Dormitory Authority Revenue (Vassar College) TOB VRDO	0.120%	5/7/14	1,000	1,000
1 New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds) TOB VRDO	0.130%	5/7/14	3,640	3,640
New York State Housing Finance Agency Housing Revenue (10 Liberty Street) VRDO	0.090%	5/7/14 LOC	16,100	16,100
New York State Housing Finance Agency Housing Revenue (100 Maiden Lane) VRDO	0.100%	5/7/14 LOC	16,500	16,500
New York State Housing Finance Agency Housing Revenue (125 West 31st Street) VRDO	0.110%	5/7/14 LOC	28,100	28,100
New York State Housing Finance Agency Housing Revenue (Chelsea Apartments) VRDO	0.090%	5/7/14 LOC	10,000	10,000
New York State Housing Finance Agency Housing Revenue (West 23rd Street) VRDO	0.110%	5/7/14 LOC	10,400	10,400
New York State Housing Finance Agency Housing Revenue (Worth Street) VRDO	0.110%	5/7/14 LOC	10,200	10,200
New York State Housing Finance Agency Revenue (250 West 50th Street Project) VRDO	0.090%	5/7/14 LOC	50,000	50,000
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.100%	5/7/14	9,675	9,675
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.090%	5/1/14	6,320	6,320
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.110%	5/1/14	13,150	13,150
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.100%	5/7/14	25,605	25,605
1 New York State Mortgage Agency Revenue TOB VRDO	0.090%	5/1/14	7,110	7,110
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.100%	5/7/14 LOC	36,945	36,945
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.130%	5/7/14	36,780	36,780
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.130%	5/7/14	39,500	39,500
North Hempstead NY BAN	0.500%	4/8/15	14,263	14,295
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.180%	5/7/14 LOC	31,000	31,000
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.180%	5/7/14 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income Fund VRDP VRDO	0.180%	5/7/14 LOC	25,500	25,500
1 Nuveen New York Performance Plus Municipal Fund VRDP VRDO	0.210%	5/7/14 LOC	10,000	10,000
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.170%	5/7/14	3,335	3,335
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.170%	5/7/14	5,555	5,555
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.170%	5/7/14	7,320	7,320
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.090%	5/1/14 LOC	22,765	22,765
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.100%	5/7/14 LOC	18,640	18,640
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.100%	5/7/14 LOC	1,685	1,685
				1,417,850
North Carolina (1.7%)
Board of Governors of the University of North Carolina Revenue
(University of North Carolina Hospitals at Chapel Hill) VRDO	0.120%	5/7/14	43,110	43,110
Cary NC GO VRDO	0.120%	5/7/14	4,585	4,585
Charlotte NC Water & Sewer System CP	0.090%	5/1/14	3,791	3,791
1 Charlotte NC Water & Sewer System Revenue TOB VRDO	0.120%	5/7/14	7,535	7,535
Mecklenburg County NC GO	4.000%	12/1/14	1,740	1,779
North Carolina Capital Facilities Finance Agency (Duke University Project) CP	0.100%	6/5/14	8,500	8,500
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue
(Campbell University) VRDO	0.120%	5/7/14 LOC	10,100	10,100
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.090%	5/1/14	3,000	3,000
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.120%	5/7/14	15,700	15,700
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.120%	5/7/14	28,600	28,600
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.120%	5/7/14	14,100	14,100

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.120%	5/7/14	11,100	11,100
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.130%	5/7/14	2,495	2,495
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.130%	5/7/14 LOC	11,510	11,510
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.140%	5/7/14 LOC	10,135	10,135
1 North Carolina Capital Improvement Revenue TOB VRDO	0.120%	5/7/14	10,645	10,645
North Carolina GO	5.000%	3/1/15	7,000	7,284
North Carolina Limited Obligation Revenue	4.000%	11/1/14	2,000	2,039
North Carolina Medical Care Commission Health Care Facilities Revenue
(Lenoir Memorial Hospital Project) VRDO	0.140%	5/7/14 LOC	12,575	12,575
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.120%	5/7/14 LOC	6,800	6,800
2 North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	0.240%	11/26/14	11,905	11,905
Raleigh Durham NC Airport Authority Revenue VRDO	0.120%	5/7/14 LOC	13,700	13,700
1 Sampson County NC COP TOB VRDO	0.120%	5/7/14 LOC	5,000	5,000
1 University of North Carolina University Revenue TOB VRDO	0.120%	5/7/14	25,390	25,390
1 University of North Carolina University Revenue TOB VRDO	0.130%	5/7/14	6,710	6,710
Wake County NC GO	3.000%	5/1/14	1,285	1,285
Wake County NC GO	3.000%	5/1/14	3,225	3,225
Winston-Salem NC Water & Sewer System Revenue VRDO	0.100%	5/7/14	13,660	13,660
				296,258
North Dakota (0.1%)
North Dakota Housing Finance Agency Home Mortgage Revenue VRDO	0.120%	5/7/14	9,600	9,600

Ohio (3.2%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.110%	5/7/14 LOC	600	600
Akron OH Income Tax Revenue BAN	1.000%	11/12/14	3,095	3,107
1 Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.130%	5/7/14	11,010	11,010
Butler County OH BAN	0.400%	7/31/14	2,133	2,133
1 Columbus OH GO TOB VRDO	0.120%	5/7/14	10,045	10,045
Columbus OH Regional Airport Authority Airport Revenue
(Oasbo Expanded Asset Program) VRDO	0.120%	5/7/14 LOC	17,635	17,635
Columbus OH Regional Airport Authority Airport Revenue
(Oasbo Expanded Asset Program) VRDO	0.120%	5/7/14 LOC	19,495	19,495
Columbus OH Regional Airport Authority Revenue (Pooled Financing Program) VRDO	0.120%	5/7/14 LOC	6,610	6,610
Dayton OH City School District BAN	1.250%	10/15/14	14,750	14,814
Euclid OH Income Tax BAN	1.150%	6/12/14	1,240	1,241
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.080%	5/7/14	49,150	49,150
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.080%	5/7/14	45,200	45,200
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.120%	5/7/14 LOC	6,380	6,380
2 Franklin County OH Revenue (Trinity Health Credit Group) PUT	0.190%	11/26/14	9,685	9,685
Huber Heights OH BAN	1.000%	11/7/14	5,500	5,520
Lakewood OH City School District BAN	1.000%	6/4/14	5,800	5,804
Lancaster Port Authority Ohio Gas Revenue VRDO	0.120%	5/7/14	57,900	57,900
Lebanon OH City School District BAN	1.000%	6/26/14	6,750	6,758
1 Nuveen Ohio Quality Income Municipal Fund VRDP VRDO	0.210%	5/7/14 LOC	11,000	11,000
Ohio Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project) VRDO	0.110%	5/7/14 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.090%	5/7/14	16,500	16,500
Ohio Common Schools GO VRDO	0.110%	5/7/14	20,675	20,675
Ohio GO VRDO	0.090%	5/7/14	23,020	23,020
Ohio GO VRDO	0.090%	5/7/14	17,400	17,400
Ohio GO VRDO	0.090%	5/7/14	8,375	8,375
Ohio GO VRDO	0.110%	5/7/14	10,000	10,000
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.090%	5/1/14	4,500	4,500
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.110%	5/7/14	31,670	31,670
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.120%	5/7/14	2,865	2,865
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.120%	5/7/14	26,540	26,540
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.120%	5/7/14	20,000	20,000
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.140%	5/7/14	20,765	20,765
Ohio Infrastructure Improvement GO VRDO	0.090%	5/7/14	7,875	7,875
Ohio State University General Receipts Revenue VRDO	0.080%	5/7/14	13,495	13,495
Ohio State University General Receipts Revenue VRDO	0.100%	5/7/14	39,160	39,160
1 South-Western City OH School District GO TOB VRDO	0.120%	5/7/14	4,985	4,985
Stow OH BAN	1.000%	5/2/14	2,875	2,875
University of Cincinnati OH BAN	1.500%	5/9/14	15,000	15,004
				573,791
Oklahoma (0.0%)
1 Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program) TOB PUT	0.160%	10/15/14	1,795	1,795

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon (1.0%)
Oregon Facilities Authority Revenue (Reed College Projects) VRDO	0.140%	5/7/14	35,800	35,800
Oregon GO	5.000%	5/1/14	1,400	1,400
Oregon GO (Veterans Welfare) VRDO	0.090%	5/1/14	5,650	5,650
Oregon Health & Science University Revenue VRDO	0.100%	5/7/14 LOC	15,925	15,925
1 Oregon Housing & Community Service Department Single Family Mortgage Revenue TOB VRDO	0.170%	5/7/14	8,665	8,665
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.120%	5/7/14	6,640	6,640
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.160%	5/7/14	15,000	15,000
Oregon TAN	1.500%	7/31/14	90,000	90,297
				179,377
Pennsylvania (1.5%)
1 Abington PA School District GO TOB VRDO	0.120%	5/7/14 LOC	4,400	4,400
1 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.120%	5/7/14 LOC	11,300	11,300
1 Central Bradford PA Progress Authority Revenue (Robert Packer Hospital) TOB VRDO	0.120%	5/7/14 LOC	4,935	4,935
Delaware County PA Industrial Development Authority Solid Waste Revenue
(Scott Paper Co.) VRDO	0.120%	5/7/14	11,300	11,300
Emmaus PA General Authority Revenue VRDO	0.090%	5/7/14 LOC	6,185	6,185
1 Manheim Township PA School District GO TOB VRDO	0.120%	5/7/14 LOC	6,830	6,830
1 Mount Lebanon PA School District GO TOB VRDO	0.130%	5/7/14	15,500	15,500
Northampton County PA General Purpose Authority University Revenue
(Lafayette College) VRDO	0.130%	5/7/14	14,290	14,290
Nuveen PA Investment Quality Municipal Fund VRDP VRDO	0.220%	5/7/14 LOC	22,000	22,000
Pennsylvania Economic Development Financing Authority
Unemployment Compensation Revenue VRDO	0.090%	5/7/14 LOC	25,370	25,370
1 Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing) TOB VRDO	0.120%	5/7/14 LOC	9,700	9,700
1 Pennsylvania Housing Finance Agency Single Family Mortgage Revenue TOB VRDO	0.220%	5/7/14	3,875	3,875
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.110%	5/7/14	8,900	8,900
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.110%	5/7/14	26,750	26,750
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.120%	5/7/14	14,930	14,930
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue VRDO	0.120%	5/7/14	32,190	32,190
1 Pennsylvania State University Revenue TOB VRDO	0.120%	5/7/14 LOC	5,200	5,200
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.140%	5/7/14 LOC	24,900	24,900
1 Philadelphia PA Authority for Industrial Development Revenue
(Girard Estate Aramark Project) VRDO	0.180%	5/7/14 LOC	15,350	15,350
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.090%	5/1/14	7,000	7,000
				270,905
Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.375%	7/1/14 (Prere.)	5,000	5,043

Rhode Island (0.1%)
1 Narragansett RI Commission Wastewater System Revenue TOB VRDO	0.120%	5/7/14 LOC	11,770	11,770
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.110%	5/7/14 LOC	7,400	7,400
Rhode Island Health & Educational Building Corp. Health Facilities Revenue (St. Antoine) VRDO	0.110%	5/7/14 LOC	5,430	5,430
				24,600
South Carolina (0.8%)
1 Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project) TOB VRDO	0.120%	5/7/14	5,550	5,550
Lexington County SC Health Services District Inc. Hospital Revenue	5.500%	5/1/14 (Prere.)	5,000	5,000
Richland County SC BAN	1.000%	11/6/14	50,000	50,209
1 South Carolina Housing Finance & Development Authority Revenue TOB VRDO	0.130%	5/7/14	4,395	4,395
South Carolina Jobs Economic Development Authority Industrial Revenue
(South Carolina Electric & Gas Co. Project) VRDO	0.160%	5/7/14 LOC	6,900	6,900
1 South Carolina Public Service Authority Revenue (Santee Cooper Project) TOB VRDO	0.140%	5/7/14	10,630	10,630
1 South Carolina Public Service Authority Revenue TOB VRDO	0.120%	5/7/14 LOC	20,230	20,230
1 South Carolina Public Service Authority Revenue TOB VRDO	0.120%	5/7/14 LOC	30,250	30,250
1 South Carolina Public Service Authority Revenue TOB VRDO	0.140%	5/7/14	4,000	4,000
				137,164
South Dakota (0.2%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.120%	5/7/14	20,460	20,460
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.120%	5/7/14	17,000	17,000
				37,460
Tennessee (2.2%)
Blount County & Alcoa & Maryville TN Industrial Development Board Revenue
(Local Government Public Improvement) VRDO	0.100%	5/7/14 LOC	4,700	4,700
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.100%	5/7/14 LOC	14,360	14,360

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.100%	5/7/14 LOC	10,885	10,885
Blount County TN Public Building Authority Revenue
(Local Government Public Improvement) VRDO	0.120%	5/7/14	19,100	19,100
Jackson TN Energy Authority Gas System Revenue VRDO	0.100%	5/7/14 LOC	8,670	8,670
1 Knoxville TN Waste Water System Revenue TOB VRDO	0.130%	5/7/14	15,940	15,940
Metropolitan Government of Nashville & Davidson County TN GO CP	0.080%	6/5/14	25,000	25,000
Metropolitan Government of Nashville & Davidson County TN GO CP	0.110%	7/8/14	22,500	22,500
1 Metropolitan Government of Nashville & Davidson County TN
Health & Educational Facilities Board Revenue (Vanderbilt University) TOB VRDO	0.130%	5/7/14	8,250	8,250
1 Rutherford County TN Health & Educational Facilities Board Revenue
(Ascension Health Credit Group) TOB VRDO	0.140%	5/7/14	6,250	6,250
Sevier County TN Public Building Authority Local Government
Public Improvement Revenue VRDO	0.120%	5/7/14	23,900	23,900
Sevier County TN Public Building Authority Local Government
Public Improvement Revenue VRDO	0.120%	5/7/14 LOC	4,600	4,600
Sevier County TN Public Building Authority Local Government
Public Improvement Revenue VRDO	0.160%	5/7/14 LOC	11,100	11,100
Shelby County TN GO VRDO	0.130%	5/7/14	70,000	70,000
1 Shelby County TN Health Educational & Housing Facility Board Revenue
(St. Jude Children’s Research Hospital) TOB VRDO	0.130%	5/7/14	3,630	3,630
Tennessee GO CP	0.080%	5/14/14	16,500	16,500
Tennessee GO CP	0.110%	6/4/14	8,500	8,500
Tennessee GO CP	0.110%	6/5/14	7,000	7,000
Tennessee GO CP	0.110%	6/11/14	45,000	45,000
Tennessee GO CP	0.100%	8/5/14	25,000	25,000
Tennessee GO CP	0.110%	8/6/14	20,000	20,000
Tennessee GO CP	0.100%	8/13/14	20,000	20,000
1 Tennessee Housing Development Agency Homeownership Program Revenue TOB VRDO	0.170%	5/7/14	7,230	7,230
				398,115
Texas (10.1%)
Arlington TX Independent School District GO	5.000%	2/15/15 (Prere.)	7,225	7,499
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.120%	5/7/14 (13)	5,635	5,635
1 Austin TX Water & Wastewater System Revenue TOB VRDO	0.120%	5/7/14 LOC	16,800	16,800
1 Beaumont TX Independent School District School Building GO TOB VRDO	0.140%	5/7/14	10,010	10,010
1 Bexar County TX Combined Flood Control GO TOB VRDO	0.140%	5/7/14	19,215	19,215
Board of Regents of the University of Texas System Revenue Financing System Revenue VRDO	0.100%	5/7/14	50,000	50,000
1 Comal TX Independent School District GO TOB VRDO	0.120%	5/7/14 LOC	10,125	10,125
1 Conroe TX Independent School District GO TOB VRDO	0.130%	5/7/14	6,010	6,010
Dallas Area Rapid Transit Senior Subordinate Lien Sales Tax CP	0.080%	6/5/14	12,500	12,500
Dallas Area Rapid Transit Senior Subordinate Lien Sales Tax CP	0.080%	6/6/14	12,500	12,500
Dallas Area Rapid Transit Senior Subordinate Lien Sales Tax CP	0.100%	6/18/14	20,000	20,000
Dallas Area Rapid Transit Senior Subordinate Lien Sales Tax CP	0.100%	8/6/14	10,000	10,000
Dallas Area Rapid Transit Senior Subordinate Lien Sales Tax CP	0.100%	8/13/14	10,000	10,000
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.120%	5/7/14	5,500	5,500
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.120%	5/7/14 LOC	19,340	19,340
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.120%	5/7/14	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.140%	5/7/14	12,465	12,465
1 Dallas TX Independent School District GO TOB VRDO	0.120%	5/7/14	14,720	14,720
Frisco TX GO	4.000%	2/15/15	1,250	1,288
Gulf Coast TX Industrial Development Authority Revenue (ExxonMobil Project) VRDO	0.070%	5/1/14	10,600	10,600
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) TOB VRDO	0.120%	5/7/14 LOC	22,000	22,000
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.080%	5/1/14	6,700	6,700
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.080%	5/1/14	18,300	18,300
1 Harris County TX Flood Control District GO TOB VRDO	0.130%	5/7/14	5,000	5,000
1 Harris County TX GO TOB VRDO	0.140%	5/7/14	8,070	8,070
1 Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System) TOB VRDO	0.120%	5/7/14 LOC	13,000	13,000
Harris County TX Health Facilities Development Corp. Revenue
(Methodist Hospital System) VRDO	0.080%	5/1/14	22,005	22,005
Harris County TX Health Facilities Development Corp. Revenue
(Methodist Hospital System) VRDO	0.080%	5/1/14	3,555	3,555
Harris County TX Toll Road Revenue	5.000%	8/15/14 (Prere.)	18,000	18,253
1 Harris County TX Toll Road Revenue TOB VRDO	0.130%	5/7/14 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB VRDO	0.120%	5/7/14	12,000	12,000
Houston TX Combined Utility System CP	0.100%	5/8/14 LOC	15,000	15,000
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	0.110%	6/11/14	10,000	10,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) TOB VRDO	0.130%	5/7/14	6,665	6,665
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.090%	5/7/14	7,850	7,850
Houston TX TRAN	2.000%	6/30/14	25,000	25,075
1 Houston TX Utility System Revenue TOB VRDO	0.120%	5/7/14	12,240	12,240
1 Houston TX Utility System Revenue TOB VRDO	0.120%	5/7/14 LOC	15,225	15,225
1 Hutto TX Independent School District GO TOB VRDO	0.140%	5/7/14	21,130	21,130
1 Leander TX Independent School District GO TOB VRDO	0.120%	5/7/14	15,280	15,280
1 Lone Star College System Texas Revenue TOB VRDO	0.130%	5/7/14	11,740	11,740
Lower Neches Valley Authority Texas Industrial Development Corp. Exempt Facilities Revenue
(ExxonMobil Corp.) VRDO	0.080%	5/1/14	21,270	21,270
1 McKinney TX Independent School District GO TOB VRDO	0.120%	5/7/14 LOC	10,115	10,115
Mesquite TX Independent School District GO PUT	0.150%	5/8/14	18,255	18,255
1 North East TX Independent School District GO TOB VRDO	0.120%	5/7/14	26,805	26,805
1 North East TX Independent School District GO TOB VRDO	0.120%	5/7/14 LOC	5,000	5,000
1 North East TX Independent School District GO TOB VRDO	0.130%	5/7/14	3,355	3,355
1 North Texas Health Facilities Development Corp. Hospital Revenue
(United Regional Health Care System) TOB VRDO	0.120%	5/7/14 LOC	13,060	13,060
1 North Texas Tollway Authority System Revenue TOB VRDO	0.130%	5/7/14 (13)	10,000	10,000
1 North Texas Tollway Authority System Revenue TOB VRDO	0.140%	5/7/14 (13)	6,000	6,000
1 North Texas Tollway Authority System Revenue TOB VRDO	0.180%	5/7/14 (13)	22,360	22,360
1 Northside TX Independent School District GO TOB VRDO	0.120%	5/7/14	4,500	4,500
1 Northside TX Independent School District GO TOB VRDO	0.120%	5/7/14	17,315	17,315
Northwest Texas Independent School District GO VRDO	0.140%	5/7/14	8,170	8,170
1 Pearland TX GO TOB VRDO	0.120%	5/7/14 LOC	10,090	10,090
1 Pearland TX Independent School District GO TOB VRDO	0.170%	5/7/14	9,000	9,000
1 Plano TX Independent School District GO TOB VRDO	0.120%	5/7/14	7,055	7,055
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.120%	5/7/14	14,465	14,465
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.120%	5/7/14	15,800	15,800
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.130%	5/7/14	4,700	4,700
San Antonio TX Electric & Gas Systems Revenue VRDO	0.110%	5/7/14	96,400	96,400
1 San Antonio TX Public Facilities Corp. Lease Revenue TOB VRDO	0.120%	5/7/14 LOC	11,615	11,615
San Antonio TX Water Revenue CP	0.080%	5/1/14	6,000	6,000
San Antonio TX Water Revenue CP	0.080%	5/1/14	28,000	28,000
San Antonio TX Water Revenue CP	0.090%	5/1/14	5,000	5,000
1 San Antonio TX Water Revenue TOB VRDO	0.120%	5/7/14	21,550	21,550
1 San Antonio TX Water Revenue TOB VRDO	0.120%	5/7/14 LOC	11,045	11,045
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project) VRDO	0.080%	5/7/14	16,600	16,600
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Health Care System Project) VRDO	0.100%	5/7/14 LOC	21,100	21,100
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project) VRDO	0.130%	5/7/14 LOC	55,000	55,000
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(CHRISTUS Health) VRDO	0.090%	5/7/14 LOC	46,430	46,430
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(CHRISTUS Health) VRDO	0.100%	5/7/14 LOC	50,000	50,000
1 Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(Texas Health Resources) TOB VRDO	0.140%	5/7/14	9,875	9,875
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue
(Texas Health Resources) VRDO	0.100%	5/7/14	28,700	28,700
Texas (Veterans Housing Assistance Program) GO VRDO	0.140%	5/7/14	38,885	38,885
Texas A&M University System Revenue	2.000%	5/15/14	3,575	3,577
Texas A&M University System Revenue	3.000%	5/15/14	11,955	11,968
1 Texas GO TOB VRDO	0.130%	5/7/14	5,360	5,360
1 Texas GO TOB VRDO	0.190%	5/7/14	8,750	8,750
Texas Public Finance Authority GO CP	0.090%	7/10/14	24,650	24,650
Texas TRAN	2.000%	8/28/14	420,000	422,467
1 Texas Transportation Commission Revenue TOB VRDO	0.120%	5/7/14	20,355	20,355
1 Texas Transportation Commission Revenue TOB VRDO	0.130%	5/7/14	13,775	13,775
1 Texas Transportation Commission Revenue TOB VRDO	0.130%	5/7/14	7,500	7,500
1 Texas Water Development Board Revenue TOB VRDO	0.170%	5/7/14	7,500	7,500
3 Travis County TX GO	1.500%	3/1/15	4,725	4,775
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.120%	5/7/14	12,560	12,560
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.120%	5/7/14	20,145	20,145
1 University of Texas System Revenue Financing System Revenue TOB VRDO	0.190%	5/7/14	6,600	6,600
University of Texas System Revenue Financing System Revenue VRDO	0.110%	5/7/14	7,000	7,000
				1,797,137
Utah (0.6%)
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.070%	5/1/14	3,000	3,000
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.080%	5/1/14	1,015	1,015
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.080%	5/1/14	5,200	5,200

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.100%	5/7/14	34,600	34,600
1 Utah Board of Regents Hospital Revenue (University of Utah) TOB VRDO	0.120%	5/7/14 LOC	7,505	7,505
Utah Board of Regents Student Loan Revenue VRDO	0.130%	5/7/14 LOC	8,600	8,600
Utah GO	5.000%	7/1/14	5,260	5,303
1 Utah Housing Corp. Single Family Mortgage Revenue TOB VRDO	0.600%	5/7/14	995	995
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.110%	5/7/14 LOC	3,000	3,000
Utah Housing Finance Agency Single Family Mortgage Revenue VRDO	0.120%	5/7/14 LOC	4,950	4,950
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.120%	5/7/14	16,890	16,890
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.120%	5/7/14	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB VRDO	0.170%	5/7/14	9,720	9,720
				111,468
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project) VRDO	0.100%	5/7/14 LOC	14,370	14,370
1 Vermont Housing Finance Agency Revenue TOB VRDO	0.150%	5/7/14	480	480
				14,850
Virginia (1.2%)
Alexandria VA Industrial Development Authority Revenue
(Institute for Defense Analyses Project) VRDO	0.140%	5/7/14 LOC	7,280	7,280
Capital Region Airport Commission Virginia Passenger Facility Charge Revenue VRDO	0.180%	5/7/14 LOC	14,005	14,005
Fairfax County VA Public Improvement GO	3.000%	10/1/14	7,750	7,844
1 Hampton VA Roads Sanitation District Wastewater Revenue TOB VRDO	0.120%	5/7/14	18,940	18,940
Hanover County VA Economic Development Authority Revenue
(Bon Secours Health System Inc.) VRDO	0.100%	5/7/14 LOC	2,100	2,100
Harrisonburg VA Industrial Development Authority Revenue (Mennonite Retirement) VRDO	0.120%	5/7/14 LOC	4,500	4,500
1 Newport News VA GO TOB VRDO	0.130%	5/7/14	10,655	10,655
Norfolk VA GO VRDO	0.100%	5/7/14	23,495	23,495
Stafford County VA Industrial Development Authority Revenue
(VML/VACo Commonwealth Loan Program) VRDO	0.120%	5/7/14 LOC	3,720	3,720
1 University of Virginia Revenue TOB VRDO	0.090%	5/1/14	6,110	6,110
1 University of Virginia Revenue TOB VRDO	0.120%	5/7/14	22,360	22,360
1 Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program) TOB VRDO	0.120%	5/7/14	12,105	12,105
1 Virginia Commonwealth Transportation Revenue TOB PUT	0.120%	9/25/14	8,700	8,700
1 Virginia Housing Development Authority Commonwealth Mortgage Revenue TOB VRDO	0.140%	5/7/14	5,000	5,000
Virginia Public Building Authority Public Facilities Revenue VRDO	0.130%	5/7/14	49,800	49,800
Virginia Public School Authority Revenue	4.000%	7/15/14	2,325	2,343
Virginia Public School Authority Revenue	4.000%	8/1/14	1,750	1,767
1 Virginia Resources Authority Clean Water Revenue (State Revolving Fund) TOB VRDO	0.120%	5/7/14	8,900	8,900
1 Virginia Resources Authority Clean Water Revenue (State Revolving Fund) TOB VRDO	0.120%	5/7/14	9,490	9,490
				219,114
Washington (2.4%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.120%	5/7/14	12,240	12,240
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.090%	5/7/14	30,350	30,350
1 King County WA GO TOB VRDO	0.140%	5/7/14	6,805	6,805
1 King County WA Sewer Revenue TOB VRDO	0.120%	5/7/14	2,100	2,100
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.120%	5/7/14	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.120%	5/7/14	11,200	11,200
Tacoma WA Housing Authority Revenue (Sunset Apartment Projects) VRDO	0.150%	5/7/14 LOC	13,100	13,100
1 University of Washington Revenue TOB VRDO	0.120%	5/7/14 LOC	38,200	38,200
Washington GO	2.000%	7/1/14	14,745	14,790
Washington GO	2.000%	7/1/14	13,330	13,371
Washington GO	2.000%	8/1/14	2,915	2,928
1 Washington GO TOB VRDO	0.120%	5/7/14	20,325	20,325
1 Washington GO TOB VRDO	0.120%	5/7/14	10,440	10,440
1 Washington GO TOB VRDO	0.120%	5/7/14	15,060	15,060
1 Washington GO TOB VRDO	0.130%	5/7/14	21,120	21,120
1 Washington GO TOB VRDO	0.130%	5/7/14	10,000	10,000
1 Washington GO TOB VRDO	0.130%	5/7/14	5,100	5,100
1 Washington GO TOB VRDO	0.130%	5/7/14	2,000	2,000
2 Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) PUT	0.270%	11/26/14	19,000	19,000
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.120%	5/7/14	12,475	12,475
1 Washington Health Care Facilities Authority Revenue (Providence Health & Services) TOB VRDO	0.120%	5/7/14	8,610	8,610
Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	0.140%	5/7/14	73,250	73,250
1 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.120%	5/7/14	10,800	10,800
1 Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital) TOB VRDO	0.130%	5/7/14	9,995	9,995
Washington Higher Education Facilities Authority Revenue (Seattle University) VRDO	0.130%	5/7/14 LOC	15,630	15,630
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.120%	5/7/14	14,000	14,000
Washington Housing Finance Commission Multi-Family Housing Revenue
(New Haven Apartments Project) VRDO	0.120%	5/7/14 LOC	4,000	4,000

Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Housing Finance Commission Multi-Family Housing Revenue
(Vintage at Silverdale Senior Living Project) VRDO	0.150%	5/7/14 LOC	11,880	11,880
Washington Housing Finance Commission Nonprofit Revenue
(Seattle Art Museum Project) VRDO	0.100%	5/7/14 LOC	5,500	5,500
				424,084
West Virginia (0.5%)
West Virginia Hospital Finance Authority Hospital Revenue
(Cabell Huntington Hospital Inc.) VRDO	0.120%	5/7/14 LOC	9,200	9,200
West Virginia Hospital Finance Authority Hospital Revenue
(Charleston Area Medical Center Inc.) VRDO	0.110%	5/7/14 LOC	79,215	79,215
				88,415
Wisconsin (2.6%)
Madison WI Metropolitan School District TRAN	1.000%	9/9/14	64,500	64,687
Milwaukee WI (Extendible) CP	0.100%	11/30/14	15,000	15,000
Milwaukee WI (Extendible) CP	0.090%	12/5/14	25,000	25,000
Milwaukee WI (Extendible) CP	0.100%	12/30/14	3,250	3,250
Milwaukee WI GO	5.000%	5/15/14	9,500	9,518
Milwaukee WI Redevelopment Authority Redevelopment Lease Revenue
(University Wisconsin Kenilworth Project) VRDO	0.120%	5/7/14 LOC	5,800	5,800
1 Wisconsin Annual Appropriation Revenue TOB VRDO	0.130%	5/7/14	11,085	11,085
Wisconsin GO	5.000%	5/1/14	7,390	7,390
Wisconsin GO	5.000%	5/1/14	5,000	5,000
Wisconsin GO	5.000%	5/1/14	3,000	3,000
Wisconsin GO	5.000%	5/1/14	3,190	3,190
Wisconsin GO CP	0.090%	11/30/14	30,000	30,000
Wisconsin GO CP	0.090%	11/30/14	76,682	76,682
Wisconsin GO CP	0.110%	12/27/14	27,200	27,200
1 Wisconsin GO TOB VRDO	0.120%	5/7/14	18,920	18,920
1 Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.140%	5/7/14	750	750
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.140%	5/7/14 LOC	8,740	8,740
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.150%	5/7/14 LOC	22,000	22,000
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.) VRDO	0.130%	5/7/14 LOC	17,050	17,050
1 Wisconsin Housing & Economic Development Authority Home Ownership Revenue TOB VRDO	0.180%	5/5/14	2,485	2,485
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.110%	5/7/14	22,930	22,930
Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	0.140%	5/7/14	24,975	24,975
Wisconsin Housing & Economic Development Authority Multi-Family Revenue VRDO	0.120%	5/7/14	22,000	22,000
Wisconsin Housing & Economic Development Authority Single Family Revenue VRDO	0.140%	5/7/14	5,220	5,220
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	3,250	3,276
Wisconsin State Department of Transportation Revenue CP Series 2013A	0.100%	7/9/14	17,500	17,500
Wisconsin Transportation Revenue	5.250%	7/1/14	2,000	2,016
				454,664
Wyoming (0.1%)
Converse County WY Pollution Control Revenue (PacifiCorp Projects) VRDO	0.120%	5/7/14 LOC	16,000	16,000
Sweetwater County WY Pollution Control Revenue (PacifiCorp Projects) VRDO	0.100%	5/1/14 LOC	8,100	8,100
				24,100
Total Tax-Exempt Municipal Bonds (Cost $16,948,925)				16,948,925

Tax-Exempt Money Market Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (4.6%)
Money Market Fund (4.6%)
4 Vanguard Municipal Cash Management Fund (Cost $816,353)	0.111%	816,353,232	816,353
Total Investments (99.8%) (Cost $17,765,278)			17,765,278
Other Assets and Liabilities (0.2%)
Other Assets			169,521
Liabilities			(129,436)
			40,085
Net Assets (100%)
Applicable to 17,803,419,285 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)			17,805,363
Net Asset Value Per Share			$1.00

At April 30, 2014, net assets consisted of:
			Amount
			($000)
Paid-in Capital			17,805,294
Undistributed Net Investment Income			—
Accumulated Net Realized Gains			69
Net Assets			17,805,363

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $5,251,466,000, representing 29.5% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2014.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Interest[1]	9,536
Total Income	9,536
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,746
Management and Administrative	10,135
Marketing and Distribution	2,397
Custodian Fees	93
Shareholders’ Reports	93
Trustees’ Fees and Expenses	6
Total Expenses	14,470
Expense Reduction—Note B	(5,837)
Net Expenses	8,633
Net Investment Income	903
Realized Net Gain (Loss) on
Investment Securities Sold	10
Net Increase (Decrease) in Net Assets
Resulting from Operations	913

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	903	3,307
Realized Net Gain (Loss)	10	146
Net Increase (Decrease) in Net Assets Resulting from Operations	913	3,453
Distributions
Net Investment Income	(903)	(3,307)
Realized Capital Gain	—	—
Total Distributions	(903)	(3,307)
Capital Share Transactions (at $1.00 per share)
Issued	8,605,162	19,181,910
Issued in Lieu of Cash Distributions	877	3,200
Redeemed	(8,919,631)	(18,070,175)
Net Increase (Decrease) from Capital Share Transactions	(313,592)	1,114,935
Total Increase (Decrease)	(313,582)	1,115,081
Net Assets
Beginning of Period	18,118,945	17,003,864
End of Period	17,805,363	18,118,945

1 Interest income from an affiliated company of the fund was $252,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0002	.0004	.001	.001	.006
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0002	.0004	.001	.001	.006
Distributions
Dividends from Net Investment Income	(.00005)	(.0002)	(.0004)	(.001)	(.001)	(.006)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.00005)	(.0002)	(.0004)	(.001)	(.001)	(.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.02%	0.04%	0.09%	0.14%	0.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,805	$18,119	$17,004	$17,593	$18,405	$20,420
Ratio of Total Expenses to
Average Net Assets	0.10%[2]	0.13%[2]	0.16%	0.17%	0.17%	0.17%[3]
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.04%	0.09%	0.14%	0.61%

The expense ratio and net income ratio for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2014 and 0.16% for 2013. See Note B in the Notes to Financial Statements.

3 Includes 0.04% fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $1,941,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.78% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

For the period ended April 30, 2014, Vanguard’s expenses were reduced by $5,837,000 (an effective annual rate of 0.06% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Exempt Money Market Fund

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

Short-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2014

Share-Class Characteristics
		Investor	Admiral
		Shares	Shares
Ticker Symbol		VWSTX	VWSUX
Expense Ratio[1]		0.20%	0.12%
30-Day SEC Yield		0.31%	0.39%

Financial Attributes
		Barclays
		1 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	1,566	3,666	46,030
Yield to Maturity
(before expenses)	0.4%	0.4%	2.5%
Average Coupon	2.5%	4.8%	4.9%
Average Duration	1.0 years	1.3 years	7.5 years
Average Stated
Maturity	1.3 years	1.4 years 13.4 years
Short-Term Reserves	25.6%	—	—

Largest Area Concentrations[2]

New York		17.9%
Texas		11.1
California		10.0
Pennsylvania		6.3
Florida		5.5
Illinois		5.3
New Jersey		4.3
Massachusetts		3.6
Ohio		3.2
Tennessee		2.7
Top Ten		69.9%

Volatility Measures
	Barclays
	1 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.67	0.67
Beta	1.95	0.09

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 6 Months	45.1%
6 Months–1 Year	5.5
1–2 Years	17.1
2–3 Years	16.1
3–4 Years	8.9
4–5 Years	4.3
Over 5 Years	3.0

Distribution by Credit Quality (% of portfolio)

AAA	17.6%
AA	57.7
A	20.3
BBB	2.8
Not Rated	1.6

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2003–April 30, 2014
				Barclays
				1 Year
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2004	–0.63%	1.86%	1.23%	1.24%
2005	–0.89	2.18	1.29	1.18
2006	0.32	2.90	3.22	3.05
2007	0.26	3.44	3.70	3.82
2008	0.38	3.30	3.68	4.22
2009	1.28	2.31	3.59	4.40
2010	0.44	1.38	1.82	1.81
2011	–0.31	1.23	0.92	1.18
2012	0.19	1.08	1.27	1.01
2013	–0.38	0.89	0.51	0.74
2014[1]	0.00	0.38	0.38	0.43

Average Annual Total Returns: Periods Ended March 31, 2014

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	0.43%	1.24%	0.07%	2.01%	2.08%
Admiral Shares	2/12/2001	0.51	1.33	0.07	2.08	2.15

1 Six months ended April 30, 2014.
See Financial Highlights for dividend and capital gains information.

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Short-Term
Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Interest[1]	59,608
Total Income	59,608
Expenses
The Vanguard Group—Note B
Investment Advisory Services	591
Management and Administrative—
Investor Shares	1,403
Management and Administrative—
Admiral Shares	4,416
Marketing and Distribution—
Investor Shares	243
Marketing and Distribution—
Admiral Shares	1,361
Custodian Fees	67
Shareholders’ Reports—Investor Shares	43
Shareholders’ Reports—Admiral Shares	42
Trustees’ Fees and Expenses	4
Total Expenses	8,170
Net Investment Income	51,438
Realized Net Gain (Loss)
Investment Securities Sold	1,451
Futures Contracts	1,126
Realized Net Gain (Loss)	2,577
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(1,510)
Futures Contracts	(521)
Change in Unrealized Appreciation
(Depreciation)	(2,031)
Net Increase (Decrease) in Net Assets
Resulting from Operations	51,984

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	51,438	110,026
Realized Net Gain (Loss)	2,577	534
Change in Unrealized Appreciation (Depreciation)	(2,031)	(46,963)
Net Increase (Decrease) in Net Assets Resulting from Operations	51,984	63,597
Distributions
Net Investment Income
Investor Shares	(6,794)	(17,873)
Admiral Shares	(44,644)	(92,153)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(51,438)	(110,026)
Capital Share Transactions
Investor Shares	(54,460)	(272,790)
Admiral Shares	671,206	926,168
Net Increase (Decrease) from Capital Share Transactions	616,746	653,378
Total Increase (Decrease)	617,292	606,949
Net Assets
Beginning of Period	12,061,773	11,454,824
End of Period	12,679,065	12,061,773

1 Interest income from an affiliated company of the fund was $82,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$15.87	$15.93	$15.90	$15.95	$15.88	$15.68
Investment Operations
Net Investment Income	.060	.141	.171	.196	.217	.357
Net Realized and Unrealized Gain (Loss)
on Investments	.000	(.060)	.030	(.050)	.070	.200
Total from Investment Operations	.060	.081	.201	.146	.287	.557
Distributions
Dividends from Net Investment Income	(.060)	(.141)	(.171)	(.196)	(.217)	(.357)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.060)	(.141)	(.171)	(.196)	(.217)	(.357)
Net Asset Value, End of Period	$15.87	$15.87	$15.93	$15.90	$15.95	$15.88

Total Return[1]	0.38%	0.51%	1.27%	0.92%	1.82%	3.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,767	$1,822	$2,103	$2,668	$3,126	$2,761
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	0.76%	0.89%	1.07%	1.23%	1.36%	2.15%
Portfolio Turnover Rate	20%	30%	29%	28%	29%	32%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$15.87	$15.93	$15.90	$15.95	$15.88	$15.68
Investment Operations
Net Investment Income	.066	.154	.183	.209	.230	.370
Net Realized and Unrealized Gain (Loss)
on Investments	.000	(.060)	.030	(.050)	.070	.200
Total from Investment Operations	.066	.094	.213	.159	.300	.570
Distributions
Dividends from Net Investment Income	(.066)	(.154)	(.183)	(.209)	(.230)	(.370)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.066)	(.154)	(.183)	(.209)	(.230)	(. 370)
Net Asset Value, End of Period	$15.87	$15.87	$15.93	$15.90	$15.95	$15.88

Total Return	0.42%	0.59%	1.35%	1.00%	1.90%	3.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,912	$10,240	$9,351	$8,561	$8,863	$7,637
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.84%	0.97%	1.15%	1.31%	1.44%	2.23%
Portfolio Turnover Rate	20%	30%	29%	28%	29%	32%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

Short-Term Tax-Exempt Fund

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $1,367,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.55% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	12,632,593	—
Temporary Cash Investments	262,856	—	—
Futures Contracts—Assets[1]	160	—	—
Futures Contracts—Liabilities[1]	(200)	—	—
Total	262,816	12,632,593	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	July 2014	(2,132)	(468,774)	(994)
10-Year U.S. Treasury Note	June 2014	380	47,280	473
				(521)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Short-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2013, the fund had available capital losses totaling $18,536,000 to offset future net capital gains. Of this amount, $18,411,000 is subject to expiration dates; $2,390,000 may be used to offset future net capital gains through October 31, 2014, $2,945,000 through October 31, 2015, $2,331,000 through October 31, 2018, and $10,745,000 through October 31, 2019. Capital losses of $125,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2014, the cost of investment securities for tax purposes was $12,815,099,000. Net unrealized appreciation of investment securities for tax purposes was $80,350,000, consisting of unrealized gains of $81,971,000 on securities that had risen in value since their purchase and $1,621,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2014, the fund purchased $1,740,053,000 of investment securities and sold $783,291,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	370,475	23,346	968,303	60,932
Issued in Lieu of Cash Distributions	5,347	337	14,603	919
Redeemed	(430,282)	(27,118)	(1,255,696)	(79,046)
Net Increase (Decrease) —Investor Shares	(54,460)	(3,435)	(272,790)	(17,195)
Admiral Shares
Issued	2,707,849	170,666	5,674,600	357,264
Issued in Lieu of Cash Distributions	33,364	2,103	71,117	4,477
Redeemed	(2,070,007)	(130,462)	(4,819,549)	(303,300)
Net Increase (Decrease) —Admiral Shares	671,206	42,307	926,168	58,441

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2014

Share-Class Characteristics
		Investor	Admiral
		Shares	Shares
Ticker Symbol		VMLTX	VMLUX
Expense Ratio[1]		0.20%	0.12%
30-Day SEC Yield		0.78%	0.86%

Financial Attributes
		Barclays
		1–5 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	2,441	14,626	46,030
Yield to Maturity
(before expenses)	1.0%	1.0%	2.5%
Average Coupon	3.8%	4.8%	4.9%
Average Duration	2.4 years	2.7 years	7.5 years
Average Stated
Maturity	3.1 years	3.3 years 13.4 years
Short-Term Reserves	10.3%	—	—

Largest Area Concentrations[2]

New York		14.6%
California		12.1
Texas		7.6
Pennsylvania		6.2
New Jersey		6.2
Illinois		5.3
Florida		5.2
Ohio		3.8
Massachusetts		3.6
Maryland		3.1
Top Ten		67.7%

Volatility Measures
	Barclays
	1–5 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.97	0.73
Beta	1.00	0.28
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 6 Months	19.8%
6 Months–1 Year	2.4
1–2 Years	10.6
2–3 Years	14.4
3–4 Years	15.2
4–5 Years	14.2
Over 5 Years	23.4

Distribution by Credit Quality (% of portfolio)

AAA	18.1%
AA	51.7
A	26.1
BBB	3.3
BB	0.3
B or Lower	0.1
Not Rated	0.4
For information about these ratings, see the Glossary entry for
Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2003–April 30, 2014
				Barclays
				1–5 Year
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2004	–1.08%	2.90%	1.82%	2.46%
2005	–2.28	2.99	0.71	0.56
2006	0.09	3.28	3.37	3.43
2007	0.09	3.53	3.62	3.90
2008	–0.75	3.43	2.68	3.92
2009	3.00	2.92	5.92	7.51
2010	1.64	2.40	4.04	4.32
2011	–0.72	2.25	1.53	2.15
2012	0.99	1.94	2.93	3.17
2013	–1.07	1.67	0.60	0.93
2014[1]	0.00	0.82	0.82	0.89

Average Annual Total Returns: Periods Ended March 31, 2014

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	8/31/1987	0.66%	2.45%	–0.04%	2.68%	2.64%
Admiral Shares	2/12/2001	0.74	2.53	–0.04	2.75	2.71

1 Six months ended April 30, 2014.
See Financial Highlights for dividend and capital gains information.

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Limited-Term
Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Interest[1]	165,831
Total Income	165,831
Expenses
The Vanguard Group—Note B
Investment Advisory Services	853
Management and Administrative—
Investor Shares	1,806
Management and Administrative—
Admiral Shares	6,610
Marketing and Distribution—
Investor Shares	310
Marketing and Distribution—
Admiral Shares	1,861
Custodian Fees	94
Shareholders’ Reports—Investor Shares	74
Shareholders’ Reports—Admiral Shares	71
Trustees’ Fees and Expenses	6
Total Expenses	11,685
Net Investment Income	154,146
Realized Net Gain (Loss)
Investment Securities Sold	(5,956)
Futures Contracts	2,991
Realized Net Gain (Loss)	(2,965)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	6,147
Futures Contracts	(1,718)
Change in Unrealized Appreciation
(Depreciation)	4,429
Net Increase (Decrease) in Net Assets
Resulting from Operations	155,610

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	154,146	301,483
Realized Net Gain (Loss)	(2,965)	(5,242)
Change in Unrealized Appreciation (Depreciation)	4,429	(188,570)
Net Increase (Decrease) in Net Assets Resulting from Operations	155,610	107,671
Distributions
Net Investment Income
Investor Shares	(19,095)	(42,849)
Admiral Shares	(135,051)	(258,634)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(154,146)	(301,483)
Capital Share Transactions
Investor Shares	(85,315)	(385,733)
Admiral Shares	987,930	1,470,493
Net Increase (Decrease) from Capital Share Transactions	902,615	1,084,760
Total Increase (Decrease)	904,079	890,948
Net Assets
Beginning of Period	17,640,679	16,749,731
End of Period	18,544,758	17,640,679

1 Interest income from an affiliated company of the fund was $78,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.06	$11.18	$11.07	$11.15	$10.97	$10.65
Investment Operations
Net Investment Income	.090	.186	.212	.247	.259	.304
Net Realized and Unrealized Gain (Loss)
on Investments	.000	(.120)	.110	(.080)	.180	.320
Total from Investment Operations	.090	.066	.322	.167	.439	.624
Distributions
Dividends from Net Investment Income	(.090)	(.186)	(.212)	(.247)	(.259)	(.304)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.090)	(.186)	(.212)	(.247)	(.259)	(.304)
Net Asset Value, End of Period	$11.06	$11.06	$11.18	$11.07	$11.15	$10.97

Total Return[1]	0.82%	0.60%	2.93%	1.53%	4.04%	5.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,279	$2,364	$2,779	$3,123	$3,484	$3,070
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.65%	1.67%	1.90%	2.24%	2.33%	2.77%
Portfolio Turnover Rate	12%	14%	15%	14%	14%	11%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.06	$11.18	$11.07	$11.15	$10.97	$10.65
Investment Operations
Net Investment Income	.095	.195	.221	.256	.268	.313
Net Realized and Unrealized Gain (Loss)
on Investments	.000	(.120)	.110	(.080)	.180	.320
Total from Investment Operations	.095	.075	.331	.176	.448	.633
Distributions
Dividends from Net Investment Income	(.095)	(.195)	(.221)	(.256)	(.268)	(.313)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.095)	(.195)	(.221)	(.256)	(.268)	(.313)
Net Asset Value, End of Period	$11.06	$11.06	$11.18	$11.07	$11.15	$10.97

Total Return	0.86%	0.68%	3.01%	1.61%	4.12%	6.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,265	$15,276	$13,970	$11,463	$10,524	$8,580
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.73%	1.75%	1.98%	2.32%	2.41%	2.85%
Portfolio Turnover Rate	12%	14%	15%	14%	14%	11%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 2% of net assets, respectively, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

Limited-Term Tax-Exempt Fund

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $1,970,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.79% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	18,501,159	—
Temporary Cash Investments	240,673	—	—
Futures Contracts—Liabilities[1]	(565)	—	—
Total	240,108	18,501,159	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	July 2014	(3,094)	(680,293)	(1,570)
10-Year U.S. Treasury Note	June 2014	(652)	(81,123)	(148)
				(1,718)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Limited-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2013, the fund had available capital losses totaling $104,061,000 to offset future net capital gains. Of this amount, $92,561,000 is subject to expiration dates; $16,166,000 may be used to offset future net capital gains through October 31, 2014, $12,485,000 through October 31, 2015, $2,743,000 through October 31, 2016, $29,710,000 through October 31, 2017, $4,375,000 through October 31, 2018, and $27,082,000 through October 31, 2019. Capital losses of $11,500,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2014, the cost of investment securities for tax purposes was $18,415,305,000. Net unrealized appreciation of investment securities for tax purposes was $326,527,000, consisting of unrealized gains of $342,222,000 on securities that had risen in value since their purchase and $15,695,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2014, the fund purchased $2,848,359,000 of investment securities and sold $909,133,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	422,508	38,193	955,275	86,010
Issued in Lieu of Cash Distributions	15,428	1,395	34,682	3,125
Redeemed	(523,251)	(47,311)	(1,375,690)	(123,891)
Net Increase (Decrease) —Investor Shares	(85,315)	(7,723)	(385,733)	(34,756)
Admiral Shares
Issued	3,218,994	291,034	6,769,862	609,929
Issued in Lieu of Cash Distributions	100,814	9,119	196,106	17,678
Redeemed	(2,331,878)	(210,964)	(5,495,475)	(495,714)
Net Increase (Decrease) —Admiral Shares	987,930	89,189	1,470,493	131,893

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

Intermediate-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2014

Share-Class Characteristics
		Investor	Admiral
		Shares	Shares
Ticker Symbol		VWITX	VWIUX
Expense Ratio[1]		0.20%	0.12%
30-Day SEC Yield		1.96%	2.04%

Financial Attributes
		Barclays
		1–15 Year	Barclays
		Municipal Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	3,978	37,287	46,030
Yield to Maturity
(before expenses)	2.1%	1.9%	2.5%
Average Coupon	4.4%	4.8%	4.9%
Average Duration	4.9 years	5.1 years	7.5 years
Average Stated
Maturity	8.7 years	8.0 years 13.4 years
Short-Term Reserves	6.3%	—	—

Largest Area Concentrations[2]

New York		17.5%
California		12.2
Texas		8.4
Illinois		7.1
Florida		6.7
New Jersey		4.7
Pennsylvania		3.9
Massachusetts		3.7
Ohio		3.0
Georgia		2.6
Top Ten		69.8%

Volatility Measures
	Barclays
	1–15 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.99	0.98
Beta	1.17	0.90

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 1 Year	9.9%
1–3 Years	11.0
3–5 Years	9.2
5–10 Years	27.1
10–20 Years	41.9
20–30 Years	0.9

Distribution by Credit Quality (% of portfolio)

AAA	16.9%
AA	52.8
A	26.3
BBB	2.8
BB	0.3
B or Lower	0.4
Not Rated	0.5

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2003–April 30, 2014
				Barclays
				1–15 Year
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2004	0.66%	4.16%	4.82%	4.96%
2005	–3.00	4.02	1.02	1.15
2006	0.83	4.31	5.14	4.91
2007	–1.42	4.16	2.74	3.45
2008	–4.48	3.99	–0.49	0.88
2009	6.27	4.24	10.51	10.72
2010	3.14	3.81	6.95	6.81
2011	–0.36	3.71	3.35	3.62
2012	4.80	3.35	8.15	7.02
2013	–3.96	3.00	–0.96	–0.41
2014[1]	1.73	1.66	3.39	2.89

Average Annual Total Returns: Periods Ended March 31, 2014

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	0.67%	5.04%	0.17%	3.84%	4.01%
Admiral Shares	2/12/2001	0.75	5.13	0.17	3.92	4.09

1 Six months ended April 30, 2014.
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Intermediate-Term
Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Interest[1]	593,059
Total Income	593,059
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,636
Management and Administrative—
Investor Shares	3,547
Management and Administrative—
Admiral Shares	13,205
Marketing and Distribution—
Investor Shares	634
Marketing and Distribution—
Admiral Shares	2,856
Custodian Fees	173
Shareholders’ Reports—Investor Shares	158
Shareholders’ Reports—Admiral Shares	115
Trustees’ Fees and Expenses	11
Total Expenses	22,335
Net Investment Income	570,724
Realized Net Gain (Loss)
Investment Securities Sold	22,955
Futures Contracts	3,082
Realized Net Gain (Loss)	26,037
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	564,769
Futures Contracts	(1,604)
Change in Unrealized Appreciation
(Depreciation)	563,165
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,159,926

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	570,724	1,165,653
Realized Net Gain (Loss)	26,037	(20,482)
Change in Unrealized Appreciation (Depreciation)	563,165	(1,542,747)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,159,926	(397,576)
Distributions
Net Investment Income
Investor Shares	(75,167)	(185,983)
Admiral Shares	(495,557)	(979,670)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(570,724)	(1,165,653)
Capital Share Transactions
Investor Shares	(408,806)	(1,848,146)
Admiral Shares	1,877,902	(137,058)
Net Increase (Decrease) from Capital Share Transactions	1,469,096	(1,985,204)
Total Increase (Decrease)	2,058,298	(3,548,433)
Net Assets
Beginning of Period	34,156,275	37,704,708
End of Period	36,214,573	34,156,275

1 Interest income from an affiliated company of the fund was $110,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.84	$14.41	$13.75	$13.80	$13.38	$12.59
Investment Operations
Net Investment Income	. 225.433		.449	.494	.495	.514
Net Realized and Unrealized Gain (Loss)
on Investments	. 240	(. 570)	.660	(. 050)	. 420.790
Total from Investment Operations	.465	(.137)	1.109	.444	.915	1.304
Distributions
Dividends from Net Investment Income	(. 225)	(. 433)	(. 449)	(. 494)	(. 495)	(.514)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 225)	(. 433)	(. 449)	(. 494)	(. 495)	(.514)
Net Asset Value, End of Period	$14.08	$13.84	$14.41	$13.75	$13.80	$13.38

Total Return[1]	3.39%	–0.96%	8.15%	3.35%	6.95%	10.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,544	$4,878	$6,976	$6,783	$8,122	$7,525
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.28%	3.06%	3.15%	3.66%	3.63%	3.91%
Portfolio Turnover Rate	10%	16%	11%	15%	20%	19%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.84	$14.41	$13.75	$13.80	$13.38	$12.59
Investment Operations
Net Investment Income	.231	.445	.460	.505	.506	. 524
Net Realized and Unrealized Gain (Loss)
on Investments	. 240	(. 570)	.660	(. 050)	. 420.790
Total from Investment Operations	.471	(.125)	1.120	.455	. 926	1.314
Distributions
Dividends from Net Investment Income	(.231)	(. 445)	(.460)	(. 505)	(. 506)	(. 524)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.231)	(. 445)	(.460)	(. 505)	(. 506)	(. 524)
Net Asset Value, End of Period	$14.08	$13.84	$14.41	$13.75	$13.80	$13.38

Total Return	3.43%	–0.88%	8.24%	3.43%	7.03%	10.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,670	$29,278	$30,729	$24,140	$22,701	$18,251
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.36%	3.14%	3.23%	3.74%	3.71%	3.99%
Portfolio Turnover Rate	10%	16%	11%	15%	20%	19%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

Intermediate-Term Tax-Exempt Fund

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $3,767,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.51% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	35,722,270	—
Temporary Cash Investments	355,416	—	—
Futures Contracts—Liabilities[1]	(1,955)	—	—
Total	353,461	35,722,270	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2014	(4,635)	(576,695)	(1,604)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Intermediate-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2013, the fund had available capital losses totaling $59,506,000 to offset future net capital gains. Of this amount, $30,029,000 is subject to expiration on October 31, 2019. Capital losses of $29,477,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2014, the cost of investment securities for tax purposes was $34,299,500,000. Net unrealized appreciation of investment securities for tax purposes was $1,778,186,000, consisting of unrealized gains of $1,910,424,000 on securities that had risen in value since their purchase and $132,238,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2014, the fund purchased $2,202,975,000 of investment securities and sold $1,635,435,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	589,081	42,296	1,354,423	94,710
Issued in Lieu of Cash Distributions	58,483	4,205	138,262	9,788
Redeemed	(1,056,370)	(76,133)	(3,340,831)	(236,255)
Net Increase (Decrease) —Investor Shares	(408,806)	(29,632)	(1,848,146)	(131,757)
Admiral Shares
Issued	4,475,082	322,030	7,576,177	532,566
Issued in Lieu of Cash Distributions	349,174	25,098	699,066	49,553
Redeemed	(2,946,354)	(212,892)	(8,412,301)	(599,727)
Net Increase (Decrease) —Admiral Shares	1,877,902	134,236	(137,058)	(17,608)

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2014

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWLTX	VWLUX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	2.86%	2.94%

Financial Attributes
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,153	46,030
Yield to Maturity
(before expenses)	2.9%	2.5%
Average Coupon	4.6%	4.9%
Average Duration	6.5 years	7.5 years
Average Stated
Maturity	16.1 years 13.4 years
Short-Term Reserves	4.1%	—

Largest Area Concentrations[2]

New York	15.0%
California	14.6
Florida	9.0
Illinois	7.9
Texas	7.4
New Jersey	4.5
Massachusetts	4.2
Pennsylvania	3.6
Colorado	2.4
Georgia	2.3
Top Ten	70.9%

Volatility Measures
Barclays
Municipal
Bond Index
R-Squared	0.99
Beta	1.13
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 1 Year	6.9%
1–3 Years	5.1
3–5 Years	1.7
5–10 Years	12.0
10–20 Years	36.7
20–30 Years	34.0
Over 30 Years	3.6

Distribution by Credit Quality (% of portfolio)

AAA	11.5%
AA	52.1
A	29.9
BBB	4.6
BB	0.7
B or Lower	0.3
Not Rated	0.9
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2003–April 30, 2014
				Barclays
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2004	1.40%	4.74%	6.14%	6.03%
2005	–2.77	4.46	1.69	2.54
2006	1.37	4.77	6.14	5.75
2007	–2.20	4.57	2.37	2.91
2008	–9.02	4.28	–4.74	–3.30
2009	8.23	5.09	13.32	13.60
2010	3.02	4.50	7.52	7.78
2011	–1.07	4.36	3.29	3.78
2012	6.20	4.07	10.27	9.03
2013	–5.75	3.68	–2.07	–1.72
2014[1]	2.96	2.12	5.08	4.08

Average Annual Total Returns: Periods Ended March 31, 2014

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	9/1/1977	0.56%	6.07%	–0.16%	4.43%	4.27%
Admiral Shares	2/12/2001	0.64	6.16	–0.16	4.51	4.35

1 Six months ended April 30, 2014.
See Financial Highlights for dividend and capital gains information.

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Long-Term
Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Interest[1]	167,605
Total Income	167,605
Expenses
The Vanguard Group—Note B
Investment Advisory Services	372
Management and Administrative—
Investor Shares	741
Management and Administrative—
Admiral Shares	3,087
Marketing and Distribution—
Investor Shares	125
Marketing and Distribution—
Admiral Shares	599
Custodian Fees	44
Shareholders’ Reports—Investor Shares	37
Shareholders’ Reports—Admiral Shares	24
Trustees’ Fees and Expenses	3
Total Expenses	5,032
Net Investment Income	162,573
Realized Net Gain (Loss)
Investment Securities Sold	11,584
Futures Contracts	689
Realized Net Gain (Loss)	12,273
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	221,333
Futures Contracts	(360)
Change in Unrealized Appreciation
(Depreciation)	220,973
Net Increase (Decrease) in Net Assets
Resulting from Operations	395,819

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	162,573	308,788
Realized Net Gain (Loss)	12,273	32,275
Change in Unrealized Appreciation (Depreciation)	220,973	(489,695)
Net Increase (Decrease) in Net Assets Resulting from Operations	395,819	(148,632)
Distributions
Net Investment Income
Investor Shares	(19,698)	(40,551)
Admiral Shares	(142,875)	(268,237)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(162,573)	(308,788)
Capital Share Transactions
Investor Shares	(38,536)	(79,967)
Admiral Shares	20,607	183,283
Net Increase (Decrease) from Capital Share Transactions	(17,929)	103,316
Total Increase (Decrease)	215,317	(354,104)
Net Assets
Beginning of Period	7,814,904	8,169,008
End of Period	8,030,221	7,814,904

1 Interest income from an affiliated company of the fund was $24,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.14	$11.82	$11.13	$11.25	$10.92	$10.09
Investment Operations
Net Investment Income	. 229.441		. 437.468		.475	.487
Net Realized and Unrealized Gain (Loss)
on Investments	.330	(. 680)	.690	(.120)	.330	.830
Total from Investment Operations	.559	(. 239)	1.127	.348	.805	1.317
Distributions
Dividends from Net Investment Income	(. 229)	(.441)	(. 437)	(. 468)	(.475)	(.487)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 229)	(.441)	(. 437)	(. 468)	(.475)	(.487)
Net Asset Value, End of Period	$11.47	$11.14	$11.82	$11.13	$11.25	$10.92

Total Return[1]	5.08%	–2.07%	10.27%	3.29%	7.52%	13.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$978	$988	$1,130	$1,100	$1,615	$1,768
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	4.13%	3.84%	3.78%	4.33%	4.28%	4.59%
Portfolio Turnover Rate	17%	35%	15%	19%	23%	15%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.14	$11.82	$11.13	$11.25	$10.92	$10.09
Investment Operations
Net Investment Income	. 234.450		.446	.477	.484	.495
Net Realized and Unrealized Gain (Loss)
on Investments	.330	(. 680)	.690	(.120)	.330	.830
Total from Investment Operations	.564	(. 230)	1.136	. 357.814		1.325
Distributions
Dividends from Net Investment Income	(. 234)	(. 450)	(. 446)	(.477)	(. 484)	(. 495)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 234)	(. 450)	(. 446)	(.477)	(. 484)	(. 495)
Net Asset Value, End of Period	$11.47	$11.14	$11.82	$11.13	$11.25	$10.92

Total Return	5.12%	–1.99%	10.36%	3.37%	7.61%	13.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,052	$6,827	$7,039	$6,150	$6,361	$5,547
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.21%	3.92%	3.86%	4.41%	4.36%	4.67%
Portfolio Turnover Rate	17%	35%	15%	19%	23%	15%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

Long-Term Tax-Exempt Fund

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $846,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,833,934	—
Temporary Cash Investments	94,956	—	—
Futures Contracts—Liabilities[1]	(439)	—	—
Total	94,517	7,833,934	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year United States Treasury Note	June 2014	(1,041)	(129,523)	(360)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2014, the cost of investment securities for tax purposes was $7,475,152,000. Net unrealized appreciation of investment securities for tax purposes was $453,738,000, consisting of unrealized gains of $490,677,000 on securities that had risen in value since their purchase and $36,939,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2014, the fund purchased $625,099,000 of investment securities and sold $764,819,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	105,069	9,351	266,723	22,904
Issued in Connection with Acquisition of
Florida Focused Long-Term Tax-Exempt Fund	—	—	105,678	9,572
Issued in Lieu of Cash Distributions	15,602	1,388	31,420	2,735
Redeemed	(159,207)	(14,254)	(483,788)	(42,140)
Net Increase (Decrease) —Investor Shares	(38,536)	(3,515)	(79,967)	(6,929)
Admiral Shares
Issued	570,453	50,931	1,263,259	109,409
Issued in Connection with Acquisition of
Florida Focused Long-Term Tax-Exempt Fund	—	—	717,427	64,984
Issued in Lieu of Cash Distributions	91,563	8,144	170,637	14,866
Redeemed	(641,409)	(57,417)	(1,968,040)	(171,909)
Net Increase (Decrease) —Admiral Shares	20,607	1,658	183,283	17,350

H. On July 26, 2013, the fund acquired all the net assets of Vanguard Florida Focused Long-Term Tax-Exempt Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on March 22, 2013, and by the shareholders of Vanguard Florida Focused Long-Term Tax-Exempt Fund on July 22, 2013. The purpose of the transaction was to combine two funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of 74,556,000 of the Long-Term Tax-Exempt Fund’s capital shares for the 72,777,000 shares of Florida Focused Long-Term Tax-Exempt Fund outstanding on July 26, 2013. Each class of shares of Florida Focused Long-Term Tax-Exempt Fund was exchanged for the like class of shares of Long-Term Tax-Exempt Fund. The Florida Focused Long-Term Tax-Exempt Fund’s net assets of $823,105,000, including $11,895,000 of unrealized appreciation, were combined with Long-Term Tax-Exempt Fund’s net assets of $7,135,448,000, resulting in combined net assets of $7,958,553,000 on July 26, 2013.

I. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

59

High-Yield Tax-Exempt Fund

Fund Profile
As of April 30, 2014

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWAHX	VWALX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	3.17%	3.25%

Financial Attributes
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,001	46,030
Yield to Maturity
(before expenses)	3.2%	2.5%
Average Coupon	4.6%	4.9%
Average Duration	6.4 years	7.5 years
Average Stated
Maturity	15.6 years	13.4 years
Short-Term Reserves	6.2%	—

Largest Area Concentrations[2]

California	16.3%
New York	12.5
Texas	8.8
New Jersey	8.0
Illinois	7.2
Florida	5.7
Pennsylvania	3.7
Georgia	2.4
Michigan	2.2
Wisconsin	2.2
Top Ten	69.0%

Volatility Measures
Barclays
Municipal
Bond Index
R-Squared	0.97
Beta	1.14
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)

Under 1 Year	9.2%
1–3 Years	4.8
3–5 Years	4.6
5–10 Years	13.2
10–20 Years	30.0
20–30 Years	32.9
Over 30 Years	5.3

Distribution by Credit Quality (% of portfolio)

AAA	7.9%
AA	27.7
A	41.6
BBB	11.8
BB	2.7
B or Lower	3.3
Not Rated	5.0
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 26, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the annualized expense ratios were 0.20% for the Investor Shares and 0.12% for the Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

60

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2003–April 30, 2014
				Barclays
				Municipal
			Investor Shares	Bond Index
	Capital	Income	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2004	1.59%	4.89%	6.48%	6.03%
2005	–1.38	4.58	3.20	2.54
2006	1.87	4.74	6.61	5.75
2007	–2.66	4.60	1.94	2.91
2008	–12.52	4.32	–8.20	–3.30
2009	10.44	5.65	16.09	13.60
2010	4.00	4.76	8.76	7.78
2011	–1.31	4.57	3.26	3.78
2012	7.22	4.21	11.43	9.03
2013	–5.85	3.74	–2.11	–1.72
2014[1]	3.20	2.13	5.33	4.08

Average Annual Total Returns: Periods Ended March 31, 2014

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	12/27/1978	0.36%	7.47%	0.01%	4.57%	4.58%
Admiral Shares	11/12/2001	0.44	7.56	0.01	4.65	4.66

1 Six months ended April 30, 2014.
See Financial Highlights for dividend and capital gains information.

61

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard High-Yield
Tax-Exempt Fund—is included as an insert to this report.

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Interest[1]	149,692
Total Income	149,692
Expenses
The Vanguard Group—Note B
Investment Advisory Services	330
Management and Administrative—
Investor Shares	1,009
Management and Administrative—
Admiral Shares	2,443
Marketing and Distribution—
Investor Shares	172
Marketing and Distribution—
Admiral Shares	591
Custodian Fees	38
Shareholders’ Reports—Investor Shares	56
Shareholders’ Reports—Admiral Shares	27
Trustees’ Fees and Expenses	2
Total Expenses	4,668
Net Investment Income	145,024
Realized Net Gain (Loss)
Investment Securities Sold	(1,380)
Futures Contracts	150
Realized Net Gain (Loss)	(1,230)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	217,270
Futures Contracts	(325)
Change in Unrealized Appreciation
(Depreciation)	216,945
Net Increase (Decrease) in Net Assets
Resulting from Operations	360,739

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	145,024	303,352
Realized Net Gain (Loss)	(1,230)	31,323
Change in Unrealized Appreciation (Depreciation)	216,945	(499,601)
Net Increase (Decrease) in Net Assets Resulting from Operations	360,739	(164,926)
Distributions
Net Investment Income
Investor Shares	(26,978)	(59,323)
Admiral Shares	(118,046)	(244,029)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(145,024)	(303,352)
Capital Share Transactions
Investor Shares	43,380	(206,915)
Admiral Shares	170,590	(345,536)
Net Increase (Decrease) from Capital Share Transactions	213,970	(552,451)
Total Increase (Decrease)	429,685	(1,020,729)
Net Assets
Beginning of Period	6,928,270	7,948,999
End of Period	7,357,955	6,928,270

1 Interest income from an affiliated company of the fund was $39,000.
See accompanying Notes, which are an integral part of the Financial Statements.

62

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.63	$11.29	$10.53	$10.67	$10.26	$9.29
Investment Operations
Net Investment Income	. 220	. 428	. 425.465		.470	.483
Net Realized and Unrealized Gain (Loss)
on Investments	.340	(. 660)	.760	(.140)	.410	. 970
Total from Investment Operations	.560	(. 232)	1.185	. 325.880		1.453
Distributions
Dividends from Net Investment Income	(. 220)	(. 428)	(. 425)	(. 465)	(.470)	(.483)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 220)	(. 428)	(. 425)	(. 465)	(.470)	(.483)
Net Asset Value, End of Period	$10.97	$10.63	$11.29	$10.53	$10.67	$10.26

Total Return[1]	5.33%	–2.11%	11.43%	3.26%	8.76%	16.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,391	$1,307	$1,609	$1,339	$1,861	$1,892
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	4.13%	3.88%	3.86%	4.54%	4.49%	4.99%
Portfolio Turnover Rate	25%	29%	20%	19%	19%	23%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.63	$11.29	$10.53	$10.67	$10.26	$9.29
Investment Operations
Net Investment Income	. 224.436		.434	.473	.479	. 491
Net Realized and Unrealized Gain (Loss)
on Investments	.340	(. 660)	.760	(.140)	.410	. 970
Total from Investment Operations	.564	(. 224)	1.194	.333	.889	1.461
Distributions
Dividends from Net Investment Income	(. 224)	(. 436)	(. 434)	(.473)	(.479)	(.491)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 224)	(. 436)	(. 434)	(.473)	(.479)	(.491)
Net Asset Value, End of Period	$10.97	$10.63	$11.29	$10.53	$10.67	$10.26

Total Return	5.37%	–2.04%	11.52%	3.34%	8.85%	16.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,967	$5,621	$6,340	$4,813	$5,230	$4,447
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.21%	3.96%	3.94%	4.62%	4.57%	5.07%
Portfolio Turnover Rate	25%	29%	20%	19%	19%	23%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

63

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

64

High-Yield Tax-Exempt Fund

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $763,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,244,219	—
Temporary Cash Investments	156,450	—	—
Futures Contracts—Liabilities[1]	(396)	—	—
Total	156,054	7,244,219	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year United States Treasury Note	June 2014	(939)	(116,832)	(325)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

65

High-Yield Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2013, the fund had available capital losses totaling $116,688,000 to offset future net capital gains of $71,866,000 through October 31, 2017, $2,545,000 through October 31, 2018, and $42,277,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2014, the cost of investment securities for tax purposes was $7,093,621,000. Net unrealized appreciation of investment securities for tax purposes was $307,048,000, consisting of unrealized gains of $380,390,000 on securities that had risen in value since their purchase and $73,342,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2014, the fund purchased $839,030,000 of investment securities and sold $800,037,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	242,198	22,608	489,396	43,791
Issued in Lieu of Cash Distributions	21,815	2,031	47,720	4,336
Redeemed	(220,633)	(20,675)	(744,031)	(67,813)
Net Increase (Decrease) —Investor Shares	43,380	3,964	(206,915)	(19,686)
Admiral Shares
Issued	715,796	66,714	1,588,643	143,071
Issued in Lieu of Cash Distributions	78,209	7,282	163,489	14,861
Redeemed	(623,415)	(58,532)	(2,097,668)	(191,076)
Net Increase (Decrease) —Admiral Shares	170,590	15,464	(345,536)	(33,144)

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statement

66

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

67

Six Months Ended April 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2013	4/30/2014	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,000.05	$0.50
Short-Term
Investor Shares	$1,000.00	$1,003.77	$0.99
Admiral Shares	1,000.00	1,004.17	0.60
Limited-Term
Investor Shares	$1,000.00	$1,008.21	$1.00
Admiral Shares	1,000.00	1,008.61	0.60
Intermediate-Term
Investor Shares	$1,000.00	$1,033.94	$1.01
Admiral Shares	1,000.00	1,034.34	0.61
Long-Term
Investor Shares	$1,000.00	$1,050.81	$1.02
Admiral Shares	1,000.00	1,051.22	0.61
High-Yield
Investor Shares	$1,000.00	$1,053.27	$1.02
Admiral Shares	1,000.00	1,053.68	0.61
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.30	$0.50
Short-Term
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.20	0.60
Limited-Term
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.20	0.60
Intermediate-Term
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.20	0.60
Long-Term
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.20	0.60
High-Yield
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.20	0.60

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Exempt Money Market Fund, 0.10%; for the Short-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. The annualized six-month expense ratio for the Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B to Financial Statements). Before the reduction, the annualized six-month ratio was 0.16%.

68

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Municipal Bond Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

69

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For the Tax-Exempt Money Market Fund, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings for each issue are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

70

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	(pharmaceuticals/medical devices/consumer	Peter F. Volanakis
	products); Director of Skytop Lodge Corporation	Born 1955. Trustee Since July 2009. Principal
F. William McNabb III	(hotels), the University Medical Center at Princeton,	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	the Robert Wood Johnson Foundation, and the Center	and Chief Operating Officer (retired 2010) of Corning
Board. Principal Occupation(s) During the Past Five	for Talent Innovation; Member of the Advisory Board	Incorporated (communications equipment); Trustee of
Years: Chairman of the Board of The Vanguard Group,	of the Maxwell School of Citizenship and Public Affairs	Colby-Sawyer College; Member of the Advisory Board
Inc., and of each of the investment companies served	at Syracuse University.	of the Norris Cotton Cancer Center and of the Advisory
by The Vanguard Group, since January 2010; Director		Board of the Parthenon Group (strategy consulting).
of The Vanguard Group since 2008; Chief Executive	F. Joseph Loughrey
Officer and President of The Vanguard Group, and of	Born 1949. Trustee Since October 2009. Principal
each of the investment companies served by The	Occupation(s) During the Past Five Years: President	Executive Officers
Vanguard Group, since 2008; Director of Vanguard	and Chief Operating Officer (retired 2009) of Cummins	Glenn Booraem
Marketing Corporation; Managing Director of The	Inc. (industrial machinery); Chairman of the Board	Born 1967. Controller Since July 2010. Principal
Vanguard Group (1995–2008).	of Hillenbrand, Inc. (specialized consumer services),	Occupation(s) During the Past Five Years: Principal
	and of Oxfam America; Director of SKF AB (industrial	of The Vanguard Group, Inc.; Controller of each of
IndependentTrustees	machinery), Hyster-Yale Materials Handling, Inc.	the investment companies served by The Vanguard
	(forklift trucks), the Lumina Foundation for Education,	Group; Assistant Controller of each of the investment
Emerson U. Fullwood	and the V Foundation for Cancer Research; Member	companies served by The Vanguard Group (2001–2010).
Born 1948. Trustee Since January 2008. Principal	of the Advisory Council for the College of Arts and
Occupation(s) During the Past Five Years: Executive	Letters and of the Advisory Board to the Kellogg	Thomas J. Higgins
Chief Staff and Marketing Officer for North America	Institute for International Studies, both at the	Born 1957. Chief Financial Officer Since September
and Corporate Vice President (retired 2008) of Xerox	University of Notre Dame.	2008. Principal Occupation(s) During the Past Five
Corporation (document management products and		Years: Principal of The Vanguard Group, Inc.; Chief
services); Executive in Residence and 2009–2010	Mark Loughridge	Financial Officer of each of the investment companies
Distinguished Minett Professor at the Rochester	Born 1953. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Senior Vice	the investment companies served by The Vanguard
(multi-industry manufacturing), the United Way of	President and Chief Financial Officer (retired 2013)	Group (1998–2008).
Rochester, Amerigroup Corporation (managed health	at IBM (information technology services); Fiduciary
care), the University of Rochester Medical Center,	Member of IBM’s Retirement Plan Committee (2004–	Kathryn J. Hyatt
Monroe Community College Foundation, and North	2013); Member of the Council on Chicago Booth.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
Carolina A&T University.	Scott C. Malpass	The Vanguard Group, Inc.; Treasurer of each of the
Rajiv L. Gupta	Born 1962. Trustee Since March 2012. Principal	investment companies served by The Vanguard
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: Chief	Group; Assistant Treasurer of each of the investment
Principal Occupation(s) During the Past Five Years:	Investment Officer and Vice President at the University	companies served by The Vanguard Group (1988–2008).
Chairman and Chief Executive Officer (retired 2009)	of Notre Dame; Assistant Professor of Finance at the
and President (2006–2008) of Rohm and Haas Co.	Mendoza College of Business at Notre Dame; Member	Heidi Stam
(chemicals); Director of Tyco International, Ltd.	of the Notre Dame 403(b) Investment Committee;	Born 1956. Secretary Since July 2005. Principal
(diversified manufacturing and services), Hewlett-	Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Managing
Packard Co. (electronic computer manufacturing),	(investment advisor); Member of the Investment	Director of The Vanguard Group, Inc.; General Counsel
and Delphi Automotive LLP (automotive components);	Advisory Committees of the Financial Industry	of The Vanguard Group; Secretary of The Vanguard
Senior Advisor at New Mountain Capital.	Regulatory Authority (FINRA) and of Major League	Group and of each of the investment companies
	Baseball.	served by The Vanguard Group; Director and Senior
Amy Gutmann		Vice President of Vanguard Marketing Corporation.
Born 1949. Trustee Since June 2006. Principal	André F. Perold
Occupation(s) During the Past Five Years: President of	Born 1952. Trustee Since December 2004. Principal	Vanguard Senior ManagementTeam
the University of Pennsylvania; Christopher H. Browne	Occupation(s) During the Past Five Years: George
Distinguished Professor of Political Science, School of	Gund Professor of Finance and Banking, Emeritus	Mortimer J. Buckley	Chris D. McIsaac
Arts and Sciences, and Professor of Communication,	at the Harvard Business School (retired 2011);	Kathleen C. Gubanich	Michael S. Miller
Annenberg School for Communication, with secondary	Chief Investment Officer and Managing Partner of	Paul A. Heller	James M. Norris
faculty appointments in the Department of Philosophy,	HighVista Strategies LLC (private investment firm);	Martha G. King	Glenn W. Reed
School of Arts and Sciences, and at the Graduate	Director of Rand Merchant Bank; Overseer of the	John T. Marcante
School of Education, University of Pennsylvania;	Museum of Fine Arts Boston.
Trustee of the National Constitution Center; Chair	Alfred M. Rankin, Jr.	Chairman Emeritus and Senior Advisor
of the Presidential Commission for the Study of	Born 1941. Trustee Since January 1993. Principal	John J. Brennan
Bioethical Issues.	Occupation(s) During the Past Five Years: Chairman,	Chairman, 1996–2009
JoAnn Heffernan Heisen	President, and Chief Executive Officer of NACCO	Chief Executive Officer and President, 1996–2008
Born 1950. Trustee Since July 1998. Principal	Industries, Inc. (housewares/lignite), and of Hyster-Yale
Materials Handling, Inc. (forklift trucks); Chairman of
Occupation(s) During the Past Five Years: Corporate	the Board of University Hospitals of Cleveland.	Founder
Vice President and Chief Global Diversity Officer
(retired 2008) and Member of the Executive		John C. Bogle
Committee (1997–2008) of Johnson & Johnson		Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper,
a Thomson Reuters Company, or Morningstar, Inc.,
Direct Investor Account Services > 800-662-2739
unless otherwise noted.

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
Text Telephone for People	guidelines by visiting vanguard.com/proxyreporting or
With Hearing Impairment > 800-749-7273	by calling Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your

This material may be used in conjunction	fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either vanguard.com/proxyreporting or sec.gov.
fund only if preceded or accompanied by the
fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
CFA® is a trademark owned by CFA Institute.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q952 062014

Vanguard® Municipal Bond Funds

Statement of Net Assets (unaudited)
As of April 30, 2014

The Statement of Net Assets should be read in conjunction with each fund’s Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

Each fund provides a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

Contents

Short-Term Tax-Exempt Fund	1
Limited-Term Tax-Exempt Fund	29
Intermediate-Term Tax-Exempt Fund	70
Long-Term Tax-Exempt Fund	133
High-Yield Tax-Exempt Fund	153
Key to Abbreviations	Back cover

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Alabama (0.7%)
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/14	9,225	9,226
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.160%	5/7/14	12,360	12,360
Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) PUT	1.500%	6/1/16	4,840	4,914
1 Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) TOB VRDO	0.130%	5/7/14	12,750	12,750
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	0.600%	5/15/14	27,940	27,941
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	0.600%	6/1/14	9,200	9,201
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Powersouth Energy Cooperative Projects) PUT	0.600%	8/1/14	11,125	11,127
Jefferson County AL Sewer Revenue	5.000%	10/1/15	600	626
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,068
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,625	1,764
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,648
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,715	1,762
				94,387
Alaska (0.2%)
Alaska Industrial Development & Export Authority Revenue	5.000%	4/1/15	3,000	3,131
Matanuska-Susitna Borough AK GO	4.000%	3/1/15	1,000	1,032
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	4,337
North Slope Borough AK GO	2.500%	6/30/14	3,400	3,414
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	10,000	10,766
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	2,000	2,153
				24,833
Arizona (1.1%)
Arizona COP	2.000%	10/1/14	430	433
Arizona COP	2.000%	10/1/15	400	408
Arizona COP	4.000%	10/1/15	1,700	1,781
Arizona COP	3.000%	10/1/16	315	329
Arizona COP	5.000%	10/1/16	750	820
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	4.000%	2/1/17	2,000	2,140
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,114
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/16	5,000	5,370
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.120%	5/7/14 LOC	3,885	3,885
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	1.970%	2/5/20	12,500	12,469
Arizona School Facilities Board COP	5.000%	9/1/14 (14)	5,975	6,073
Arizona School Facilities Board COP	4.000%	9/1/15	3,750	3,934
Arizona School Facilities Board COP	4.000%	9/1/16	3,125	3,372
Arizona School Facilities Board COP	5.000%	9/1/17	1,800	2,040
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,719
Maricopa County AZ Unified School District GO	2.000%	7/1/15	6,250	6,384
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	4,215

1

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Mesa AZ Utility System Revenue TOB VRDO	0.130%	5/7/14 (4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.130%	5/7/14 (4)	7,500	7,500
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	7,500	7,561
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.170%	5/7/14	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.220%	5/7/14	4,000	4,000
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/15	4,250	4,489
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/16	2,325	2,555
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/17	4,250	4,807
1 Phoenix AZ Civic Improvement Corp. Water System Revenue TOB VRDO	0.120%	5/7/14	4,500	4,500
Phoenix AZ GO	4.000%	7/1/16	5,360	5,779
Pima County AZ Sewer Revenue	3.000%	7/1/14	1,000	1,005
Pima County AZ Sewer Revenue	4.000%	7/1/14	1,500	1,510
Pima County AZ Sewer Revenue	5.000%	7/1/15	1,250	1,320
Pima County AZ Sewer Revenue	5.000%	7/1/16	2,000	2,199
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,206
1 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.130%	5/7/14	13,940	13,940
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	4.000%	10/1/14	1,175	1,194
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/15	1,750	1,865
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/16	2,120	2,340
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/19	1,000	1,130
				143,626
California (10.0%)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.956%	8/1/17	26,000	26,266
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,092
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,040	10,171
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/14	4,085	4,124
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/15	2,825	2,958
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/16	1,200	1,293
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/17	1,150	1,301
California Department of Water Resources Power Supply Revenue	5.000%	5/1/14	15,000	15,002
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	13,750	14,418
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	14,560	15,914
California Economic Recovery GO	5.250%	7/1/14 (14)	10,700	10,793
California Economic Recovery GO PUT	5.000%	7/1/14	17,670	17,815
California GO	4.000%	11/1/14	2,650	2,702
California GO	5.000%	11/1/15	1,600	1,714
California GO	5.000%	9/1/16	8,000	8,853
California GO	5.000%	9/1/16	1,465	1,621
California GO	5.000%	10/1/16	12,070	13,399
California GO	5.000%	9/1/17	4,250	4,847
California GO	5.000%	10/1/17	35,000	40,012
California GO	5.000%	4/1/18	20,385	23,520
2 California GO PUT	0.670%	12/1/16	39,650	39,668
California GO PUT	4.000%	12/1/16	27,465	29,462
2 California GO PUT	0.806%	12/1/17	14,250	14,401
2 California GO PUT	0.936%	12/3/18	6,500	6,596
1 California GO TOB VRDO	0.260%	5/7/14 (4)	10,000	10,000
1 California GO TOB VRDO	0.320%	5/7/14 (4)	15,925	15,925
California GO VRDO	0.090%	5/7/14 LOC	20,000	20,000
California GO VRDO	0.120%	5/7/14 LOC	18,900	18,900
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/14	1,500	1,516
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/15	2,000	2,121
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,302
2 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	1.920%	7/1/17	8,825	8,898
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/16	1,005	1,116
California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/14	900	915
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/15	940	1,004
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/16	1,500	1,662
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,138
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,300	15,640
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	9,000	10,283
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/15	1,000	1,063
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.130%	5/7/14	15,495	15,495
1 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.130%	5/7/14	20,885	20,885

2

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Housing Finance Agency Multifamily Housing Revenue	0.850%	8/1/16	750	750
1 California Infrastructure & Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit) TOB VRDO	0.110%	5/1/14 (ETM)	18,070	18,070
2 California Infrastructure & Economic Development Bank Revenue (Index-Museum Art Project) PUT	1.857%	8/1/18	20,000	19,985
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.400%	4/3/17	2,900	2,900
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.400%	4/3/17	22,500	22,500
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,100	1,202
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/14	895	911
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/15	1,450	1,522
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/16	1,610	1,727
2 California Municipal Finance Authority Revenue (NorthBay Healthcare Group) PUT	2.220%	11/1/16	5,000	5,016
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/14	1,845	1,851
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/15	2,120	2,206
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	0.350%	7/1/14	12,500	12,500
California Pollution Control Financing Authority Environmental Improvement Revenue
(BP West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,029
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.400%	8/1/14	5,500	5,500
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	1/1/15 (2)	3,900	4,025
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/15	1,250	1,314
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/16	7,160	7,831
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	8,205	9,258
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	5,000	5,642
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,879
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	12,265
California Public Works Board Lease Revenue (Department of Public Health)	3.000%	11/1/14	2,000	2,029
California Public Works Board Lease Revenue (Department of Public Health)	4.000%	11/1/15	2,500	2,640
California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/17	5,000	5,493
California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/18	5,000	5,564
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/16	1,500	1,670
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/14	8,375	8,510
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/14	4,000	4,097
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/15	3,000	3,159
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/16	3,415	3,711
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	10/1/16	3,070	3,326
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17	2,710	3,042
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,148
California RAN	2.000%	5/28/14	145,000	145,209
California School Cash Reserve Program Authority Pool TRAN	2.000%	9/2/14	1,000	1,005
California Statewide Communities Development Authority Health Facility Revenue
(Catholic Healthcare West)	0.100%	5/2/14 (4)	9,600	9,600
California Statewide Communities Development Authority Health Facility Revenue
(Catholic Healthcare West)	0.270%	5/2/14 (4)	22,200	22,200
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,000	5,636
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,285	5,957
1 California Statewide Communities Development Authority Revenue
(St. Joseph’s Health System) TOB VRDO	0.290%	5/7/14 (4)	17,832	17,832
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,728
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/14	1,000	1,015
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/16	1,220	1,327
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/17	585	649
2 Contra Costa CA Transportation Authority Sales Tax Revenue PUT	0.472%	12/15/15	23,750	23,760
1 Desert CA Community College District GO TOB VRDO	0.140%	5/7/14	14,340	14,340
2 East Bay CA Municipal Utility District Waste Water System Revenue PUT	0.440%	7/8/15	5,345	5,342
El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,639
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/18	17,500	19,199
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	3.000%	12/1/15 (4)	2,350	2,440
Irvine CA Reassessment District No. 13-1 Improvement Revenue	2.000%	9/2/15	1,560	1,581
Irvine CA Reassessment District No. 13-1 Improvement Revenue	4.000%	9/2/16	1,065	1,134
La Quinta CA Redevelopment Agency Tax Allocation Revenue	3.000%	9/1/14	1,565	1,579
La Quinta CA Redevelopment Agency Tax Allocation Revenue	3.000%	9/1/15	1,705	1,764
La Quinta CA Redevelopment Agency Tax Allocation Revenue	4.000%	9/1/16	1,600	1,719
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/18	1,185	1,337
Los Angeles CA Department of Water & Power Revenue	4.000%	1/1/16	9,100	9,590
Los Angeles CA Department of Water & Power Revenue	5.000%	1/1/16	8,300	8,864
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.120%	5/7/14 LOC	16,465	16,465
Los Angeles CA GO	5.000%	9/1/18	12,900	15,116
Los Angeles CA Unified School District GO	4.000%	7/1/14	13,000	13,086
1 Los Angeles CA Unified School District GO TOB VRDO	0.130%	5/7/14	6,700	6,700

3

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/14	6,000	6,050
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	14,901
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/15	10,850	11,496
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,801
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	3.000%	9/1/14	3,110	3,135
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	4.000%	9/1/15	1,000	1,043
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/17	3,815	4,231
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18	1,000	1,129
1 Metropolitan Water District of Southern California Revenue TOB VRDO	0.130%	5/7/14	29,800	29,800
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/14	1,000	1,008
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15	1,000	1,057
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,411
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,198
Monterey Peninsula CA Unified School District BAN	2.500%	11/1/15	4,250	4,390
Northern California Gas Authority No. 1 Revenue	0.786%	7/1/19	12,800	12,248
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/14	1,000	1,007
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,299
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,925
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,760
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,722
1 Peralta CA Community College District Revenue TOB VRDO	0.180%	5/7/14 (4)	7,715	7,715
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	4.000%	6/1/16	2,500	2,669
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/16	3,400	3,700
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	4.000%	6/1/17	2,000	2,179
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/17	3,705	4,149
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18	500	582
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/15	1,500	1,552
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/14	600	605
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/14	2,815	2,855
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/15	2,635	2,801
Sacramento CA Transportation Authority Sales Tax Revenue VRDO	0.100%	5/7/14	30,000	30,000
San Bernardino CA City Unified School District GO	4.000%	8/1/16	1,250	1,347
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/14	3,205	3,241
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15	2,965	3,122
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/14	6,000	6,012
San Diego CA Unified School District GO	0.500%	7/1/15	13,100	13,138
San Diego CA Unified School District GO	0.500%	7/1/15	3,500	3,510
1 San Diego County CA Water Authority Revenue COP TOB VRDO	0.120%	5/7/14	4,000	4,000
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15 (4)	5,000	5,246
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15	4,535	4,757
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16	21,100	23,082
1 San Jose CA Unified School District Santa Clara County GO TOB VRDO	0.170%	5/7/14	1,400	1,400
University of California Revenue VRDO	0.110%	5/7/14	18,800	18,800
				1,268,963
Colorado (2.2%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	6,207
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	4.000%	4/1/15	1,100	1,135
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/16	1,000	1,078
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/11/14	1,400	1,435
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	4.000%	11/12/15	3,400	3,586
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.340%	5/7/14	10,000	10,000
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/14	1,320	1,348
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/15	1,050	1,103
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/16	1,000	1,050
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,729
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	8,460	8,524
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15	1,945	2,007
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/15	3,500	3,611
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	0.130%	5/7/14	7,595	7,595
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.120%	5/7/14	13,235	13,235
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.120%	5/7/14	30,900	30,900
Colorado Housing & Finance Authority Employment Compensation Special Assessment Revenue	5.000%	5/15/14	22,060	22,104
Denver CO City & County Airport Revenue	0.200%	5/1/14 (12)	25,550	25,550
Denver CO City & County Airport Revenue	0.200%	5/2/14 (12)	22,650	22,650
Denver CO City & County Airport Revenue	0.490%	5/6/14 (12)	22,300	22,300
Denver CO City & County Airport Revenue	0.330%	5/7/14 (12)	28,600	28,600
2 E-470 Public Highway Authority Colorado Revenue PUT	1.300%	8/31/17	7,500	7,508
2 E-470 Public Highway Authority Colorado Revenue PUT	1.870%	9/1/17 (14)	7,000	7,058

4

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Regional Transportation District of Colorado COP	5.000%	6/1/14	1,500	1,506
Regional Transportation District of Colorado COP	5.000%	6/1/15	2,330	2,449
Regional Transportation District of Colorado Sales Tax Revenue	5.000%	11/1/14	5,250	5,379
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	14,230	15,852
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	11,280	12,566
1 University of Colorado Enterprise System Revenue TOB VRDO	0.340%	5/7/14 LOC	7,840	7,840
				275,905
Connecticut (2.6%)
Connecticut GO	0.450%	4/30/14	15,825	15,825
Connecticut GO	0.450%	4/30/14	13,310	13,310
2 Connecticut GO	0.420%	5/15/14	2,000	2,000
2 Connecticut GO	0.350%	9/15/14	4,375	4,378
Connecticut GO	5.000%	12/1/14 (14)	24,610	24,714
Connecticut GO	5.000%	1/1/15	3,400	3,511
2 Connecticut GO	0.520%	4/15/15	6,250	6,258
2 Connecticut GO	0.620%	5/15/15	36,400	36,490
Connecticut GO	4.000%	8/15/15	2,000	2,099
Connecticut GO	5.000%	12/1/15 (14)	41,975	42,147
2 Connecticut GO	0.650%	4/15/16	5,000	5,012
2 Connecticut GO	0.770%	5/15/16	22,350	22,447
2 Connecticut GO	0.770%	5/15/16	8,300	8,345
Connecticut GO	0.450%	7/1/16	7,000	7,000
Connecticut GO	5.000%	7/15/16	10,000	11,003
2 Connecticut GO	0.550%	9/15/16	3,000	3,010
Connecticut GO	5.000%	11/1/16	7,000	7,782
Connecticut GO	5.000%	12/1/16	5,000	5,575
Connecticut GO	0.450%	1/1/17	12,740	12,740
2 Connecticut GO	0.430%	3/1/17	3,000	3,002
2 Connecticut GO	0.460%	3/1/17	5,675	5,638
2 Connecticut GO	0.800%	4/15/17	4,000	4,012
Connecticut GO	5.000%	7/15/17	5,000	5,666
2 Connecticut GO	0.640%	9/15/17	1,750	1,753
2 Connecticut GO	1.000%	4/15/18	2,250	2,273
2 Connecticut GO	0.890%	9/15/18	4,000	4,034
2 Connecticut GO PUT	0.770%	9/15/17	5,465	5,493
2 Connecticut GO PUT	1.470%	3/1/18	17,500	17,892
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/14	2,050	2,066
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	21,602
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/15	1,000	1,072
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/16	2,000	2,162
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/16	4,150	4,604
University of Connecticut GO	5.000%	2/15/16	1,855	2,008
University of Connecticut GO	5.000%	2/15/16	7,865	8,515
				325,438
Delaware (0.1%)
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/16	2,300	2,531
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,768
				11,299
District of Columbia (0.4%)
District of Columbia Revenue (Washington Drama Society) VRDO	0.150%	5/7/14 LOC	36,335	36,335
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.600%	6/1/15	7,390	7,398
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.700%	6/1/16	6,000	6,018
				49,751
Florida (5.5%)
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,193
Broward County FL Airport System Revenue	5.000%	10/1/18	700	808
Broward County FL School Board COP	4.000%	7/1/14	1,300	1,308
Broward County FL School Board COP	4.000%	7/1/15	1,000	1,041
Broward County FL School Board COP	5.000%	7/1/16	2,000	2,178
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,597
Broward County FL School Board COP	5.000%	7/1/18	4,415	5,028
2 Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	1.770%	6/1/14 (4)	5,000	5,006
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	20,000	20,093
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	30,000	31,537
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	15,000	15,768
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	16,545	18,031
2 Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/
Commercial Lines Account)	1.370%	6/1/15	3,100	3,129
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/
Commercial Lines Account)	5.000%	6/1/18	36,700	41,642

5

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/
	Commercial Lines Account)	5.000%	6/1/19	6,700	7,710
	Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,027
	Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.350%	6/2/15	4,250	4,283
	Florida Board of Education Capital Outlay GO	5.000%	6/1/14	5,000	5,021
	Florida Board of Education Lottery Revenue	5.000%	7/1/15	12,045	12,723
	Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	18,372
	Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	12,814
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	5,065	5,086
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	9,235	9,274
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	9,410	9,450
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	5,540	5,831
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/14	14,605	14,725
	Florida Department of Transportation GO	5.000%	7/1/16	9,405	10,343
1	Florida Education System University System Improvement Revenue TOB VRDO	0.140%	5/7/14	9,980	9,980
	Florida GO	4.000%	7/1/15	1,000	1,045
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	21,695	22,890
	Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/16	1,350	1,488
	Florida Municipal Power Agency Revenue (Stanton II Project)	4.000%	10/1/17	1,650	1,815
1	Greater Orlando Aviation Authority Orlando Florida Airport Facilities Revenue TOB VRDO	0.130%	5/7/14	5,000	5,000
	Halifax Hospital Medical Center Florida Hospital Revenue	5.250%	6/1/19	2,375	2,514
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
	Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,053
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
	Sunbelt Obligated Group)	5.125%	11/15/17	1,975	2,192
1	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
	Sunbelt Obligated Group) TOB VRDO	0.130%	5/7/14	15,730	15,730
	Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,146
	Hillsborough County FL Industrial Development Authority Hospital Revenue
	(Tampa General Hospital Project)	3.000%	10/1/14	700	708
	Hillsborough County FL Industrial Development Authority Hospital Revenue
	(Tampa General Hospital Project)	4.000%	10/1/15	375	394
	Hillsborough County FL School Board COP	5.000%	7/1/14	2,110	2,127
	Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,234
	Jacksonville FL Capital Project Revenue VRDO	0.140%	5/7/14 LOC	29,700	29,700
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/14	4,000	4,081
	Jacksonville FL Electric Authority Electric System Revenue VRDO	0.140%	5/7/14	7,115	7,115
	Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/17	1,500	1,657
	Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.120%	5/7/14	2,600	2,600
	Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.130%	5/7/14	12,300	12,300
	Jacksonville FL Excise Taxes Revenue	5.000%	10/1/14	1,000	1,020
	Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/14	1,250	1,269
	Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/14 (4)	1,750	1,785
	Kissimmee FL Utility Authority Electric System Revenue	4.000%	10/1/15	2,000	2,098
	Lake County FL School Board COP	5.250%	6/1/14 (2)	2,945	2,958
2	Lakeland FL Energy System Revenue	0.870%	10/1/17	10,000	10,023
	Lee County FL Non-Ad Valorem Revenue	3.000%	10/1/14	700	708
	Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/15	850	892
	Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/16	1,000	1,076
	Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,378
	Lee County FL School Board COP	5.000%	8/1/17	4,000	4,504
	Lee County FL School Board COP	5.000%	8/1/18	3,530	4,030
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	3.000%	11/15/14	600	606
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	2,109
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,203
1	Miami-Dade County FL Building Better Communities GO TOB VRDO	0.130%	5/7/14	9,995	9,995
1	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami) TOB VRDO	0.220%	5/7/14	10,140	10,140
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/17	400	442
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/18	505	543
	Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
	(Waste Management Inc. of Florida Project) PUT	2.250%	11/3/14	6,250	6,300
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	8,501
1	Miami-Dade County FL School Board COP TOB PUT	0.640%	5/8/14 LOC	12,690	12,690
1	Miami-Dade County FL School Board COP TOB PUT	0.650%	5/8/14 LOC	16,625	16,625
1	Miami-Dade County FL School Board COP TOB PUT	0.650%	5/8/14 LOC	16,540	16,540
[1,2]	Miami-Dade County FL School Board COP TOB PUT	0.640%	6/12/14 LOC	27,245	27,245
1	Miami-Dade County FL School Board COP TOB VRDO	0.220%	5/7/14 (12)	26,000	26,000
1	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.140%	5/7/14 (12)	7,450	7,450
1	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	0.140%	5/7/14 (4)	32,570	32,570
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.160%	5/7/14 (4)	7,935	7,935

6

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Okeechobee County FL Solid Waste Disposal Revenue(Waste Management Inc./
Okeechobee Landfill Project) PUT	2.250%	7/1/16	2,470	2,539
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/14	2,000	2,039
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	4.000%	1/1/15	500	512
Orange County FL School Board COP	5.000%	8/1/14	4,000	4,049
Orange County FL School Board COP	5.000%	8/1/15	2,700	2,854
Orange County FL Tourist Development Revenue	5.000%	10/1/14	8,710	8,877
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/14	3,075	3,138
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/14	4,000	4,082
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/17	2,095	2,240
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	8,000	8,754
1 Palm Beach County FL School Board COP TOB VRDO	0.160%	5/7/14	2,200	2,200
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/17	785	887
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.130%	5/7/14	7,500	7,500
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.170%	5/7/14	6,350	6,350
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	5,595
1 Tallahassee FL Energy System Revenue TOB VRDO	0.160%	5/7/14	11,250	11,250
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5,500	6,101
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	9/1/15	850	878
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	9/1/16	1,000	1,051
Tampa FL Hospital Revenue	3.000%	7/1/14	600	603
Tampa FL Hospital Revenue	4.000%	7/1/15	400	414
Tampa FL Hospital Revenue	5.000%	7/1/16	700	757
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,642
				702,734
Georgia (1.9%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/15	2,440	2,519
Atlanta GA Airport Revenue	4.000%	1/1/15	500	513
Atlanta GA Airport Revenue	5.000%	1/1/16	1,000	1,076
Atlanta GA Airport Revenue	5.000%	1/1/16	6,500	6,995
Atlanta GA Airport Revenue	5.000%	1/1/18	500	570
1 Atlanta GA Airport Revenue TOB VRDO	0.320%	5/7/14 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	1.602%	11/1/18	56,750	57,796
1 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.220%	5/7/14	10,000	10,000
Bartow County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Bowen Project) PUT	2.375%	8/10/17	8,000	8,215
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,543
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,549
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.550%	6/21/16	10,000	10,123
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.375%	4/4/17	2,275	2,280
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,000	10,145
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,271
Carroll County GA School District GO	4.000%	4/1/15	3,000	3,104
Cobb County GA Kennestone Hospital Authority Revenue	3.000%	4/1/15	350	359
Cobb County GA Kennestone Hospital Authority Revenue	4.000%	4/1/16	1,050	1,118
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/15	750	784
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/16	1,370	1,472
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/17	1,500	1,694
DeKalb County GA Water & Sewer Revenue	4.000%	10/1/15	1,000	1,053
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	500	569
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,139
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	925
Floyd County GA Development Authority Revenue (Georgia Power Co. Plant Hammond Project)
PUT	0.850%	11/19/15	5,000	5,017
Georgia GO	5.000%	9/1/14	4,000	4,066
Georgia GO	4.750%	11/1/15	8,035	8,584
Georgia GO	5.000%	4/1/16	8,155	8,883
Georgia GO	5.000%	7/1/16	1,195	1,262
Georgia GO	5.500%	7/1/16	3,345	3,375
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/15	1,500	1,548
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/16	1,250	1,344
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/17	1,825	2,032
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,825	2,080

7

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,400	1,595
	Georgia Road & Tollway Authority Revenue	5.000%	3/1/16	6,700	7,274
	Henry County GA School District GO	4.000%	12/1/14	2,500	2,557
	Henry County GA School District GO	4.000%	12/1/15	4,000	4,238
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	6,745	7,003
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	14,550	15,074
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/16	5,220	5,618
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	250	272
	Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	4,082
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/16	1,325	1,471
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,700	1,938
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/15	2,000	2,064
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/16	3,000	3,228
					246,417
Hawaii (0.5%)
	Hawaii GO	5.000%	6/1/14 (ETM)	1,045	1,049
	Hawaii GO	5.000%	6/1/14	1,730	1,737
	Hawaii GO	5.000%	2/1/15	3,600	3,731
	Hawaii GO	5.000%	8/1/15	10,000	10,603
	Hawaii GO	5.000%	2/1/16	4,000	4,326
	Hawaii GO	5.000%	7/1/16 (2)	23,095	24,372
	Hawaii Housing Finance & Development Corp. Multifamily Housing Revenue (Halekauwila Place)	0.700%	12/1/15	6,000	6,002
	Honolulu HI City & County GO	5.000%	7/1/15 (14)	4,000	4,226
	Honolulu HI City & County GO	5.000%	11/1/16	7,165	7,980
					64,026
Idaho (0.4%)
	Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.120%	5/7/14	7,400	7,400
	Idaho Housing & Finance Association Unemployment Compensation Revenue	5.000%	8/15/14	5,000	5,071
	Idaho Housing & Finance Association Unemployment Compensation Revenue	5.000%	8/15/15	31,375	33,281
					45,752
Illinois (5.3%)
	Chicago IL Board of Education GO	5.000%	12/1/15 (14)	6,375	6,548
	Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,123
	Chicago IL Board of Education GO	5.000%	12/1/16	2,855	3,115
	Chicago IL Board of Education GO	5.000%	12/1/17 (4)	3,000	3,362
2	Chicago IL Board of Education GO PUT	0.686%	6/2/16	25,750	25,118
[1,2]	Chicago IL Board of Education GO TOB PUT	0.702%	5/22/14 LOC	76,500	76,500
1	Chicago IL Board of Education GO TOB VRDO	0.500%	5/7/14 (4)	6,520	6,520
	Chicago IL GO	5.000%	1/1/15 (ETM)	2,715	2,801
	Chicago IL GO	6.250%	1/1/15 (ETM)	2,500	2,601
1	Chicago IL GO TOB VRDO	0.500%	5/7/14	15,180	15,180
	Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15 (Prere.)	10,925	11,273
	Chicago IL O’Hare International Airport Revenue	4.000%	1/1/15	1,000	1,025
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/16	3,000	3,227
	Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	5,064
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.240%	5/7/14 (4)	4,995	4,995
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.270%	5/7/14 (4)	21,645	21,645
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.270%	5/7/14 (12)	27,185	27,185
	Chicago IL Water Revenue	5.000%	11/1/18	675	773
1	Chicago IL Water Revenue TOB VRDO	0.320%	5/7/14	7,495	7,495
1	Chicago IL Water Revenue TOB VRDO	0.320%	5/7/14	5,245	5,245
	Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.110%	5/7/14 LOC	7,000	7,000
	Illinois Educational Facilities Authority Revenue (Field Museum of Natural History) VRDO	0.120%	5/7/14 LOC	8,100	8,100
	Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.875%	2/12/15	3,925	3,975
	Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,675	2,740
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	5,000	5,800
1	Illinois Finance Authority Revenue (Advocate Health Care) TOB VRDO	0.130%	5/7/14	9,000	9,000
	Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/15	3,000	3,116
	Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/15	900	935
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/15	7,050	7,376
	Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17	4,500	5,047
	Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/16	2,220	2,414
1	Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.240%	5/7/14 (12)	12,680	12,680
	Illinois Finance Authority Revenue (DePaul University)	5.250%	10/1/14 (Prere.)	2,000	2,043
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/15	1,000	1,059
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/16	1,150	1,262
	Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/17	2,000	2,253
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.100%	5/7/14	20,725	20,725
	Illinois Finance Authority Revenue (Provena Health)	5.000%	5/1/14	1,305	1,305
	Illinois Finance Authority Revenue (Provena Health)	5.250%	5/1/15	2,555	2,647

8

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/16	1,865	1,973
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15	1,500	1,591
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/15	500	533
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/16	690	764
1 Illinois Finance Authority Revenue (University of Chicago) TOB VRDO	0.130%	5/7/14	2,960	2,960
3 Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,500	2,506
Illinois GO	5.000%	9/1/15	2,860	2,905
Illinois GO	5.000%	1/1/16	25,945	27,816
3 Illinois GO	5.000%	5/1/16	6,500	7,044
Illinois GO	4.000%	2/1/18	4,000	4,347
Illinois GO	5.000%	4/1/18	2,500	2,820
3 Illinois GO	5.000%	5/1/18	8,000	9,043
Illinois GO	5.000%	8/1/18	22,160	25,168
Illinois GO	4.000%	2/1/19	7,500	8,164
Illinois GO	5.000%	2/1/19	875	993
3 Illinois GO	5.000%	5/1/19	12,000	13,669
Illinois GO	5.000%	7/1/19	4,725	5,395
Illinois GO	5.000%	8/1/19	15,000	17,134
Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	3,710	3,736
Illinois Regional Transportation Authority Revenue PUT	0.500%	3/1/15	27,200	27,200
Illinois Sales Tax Revenue	5.500%	6/15/15 (3)	1,500	1,588
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	10,958
Illinois Sales Tax Revenue	5.500%	6/15/16 (3)	1,140	1,259
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	7,451
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.130%	5/7/14	15,995	15,995
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.130%	5/7/14	14,305	14,305
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/14	12,000	12,073
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/14	1,500	1,536
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/14	7,250	7,471
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/15	7,265	7,658
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/15	2,750	2,916
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/15	3,000	3,230
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/16	2,500	2,742
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/17	12,750	14,202
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/17	7,500	8,334
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.130%	5/7/14	10,355	10,355
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.220%	5/7/14 LOC	5,515	5,515
1 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.220%	5/7/14 (14)LOC	9,715	9,715
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	3.125%	6/1/14	1,300	1,303
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/14	19,380	19,452
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15	7,000	7,321
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	2,500	2,785
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,128
				667,325
Indiana (1.3%)
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/14	1,415	1,449
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/17	520	578
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	4.000%	3/1/15	1,500	1,545
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/16	4,560	4,924
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,843
Indiana Finance Authority Hospital Revenue (Parkview Health System)	4.000%	5/1/17	500	541
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana
Obligated Group)	4.000%	3/1/15	250	256
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana
Obligated Group)	5.000%	3/1/16	500	534
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana
Obligated Group)	5.000%	3/1/17	1,000	1,095
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/16	7,630	8,254
1 Indiana Finance Authority Revenue (State Revolving Fund) TOB VRDO	0.120%	5/7/14	13,075	13,075
Indiana Finance Authority Water Utility Revenue (Citizens Energy Project)	3.000%	10/1/14	5,000	5,056
Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health
Credit Group) PUT	4.100%	11/3/16	2,080	2,257
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	8/1/14	18,995	19,051
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.700%	9/1/14	10,000	10,046
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15	15,305	16,080
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	6/1/16	4,840	4,919
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,700	2,961
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	10,000	10,192
Indiana Municipal Power Agency Revenue	5.000%	1/1/16	800	861
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,392

9

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Purdue University Indiana University Student Fee Revenue	4.000%	7/1/14	2,085	2,099
	Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/14	3,130	3,147
	Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/15	3,190	3,254
	Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/15	3,255	3,366
	Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/16	3,320	3,471
	Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/16	3,385	3,575
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	39,365	39,455
					168,276
Iowa (0.0%)
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,951
	Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/15	1,400	1,505
					5,456
Kansas (0.1%)
2	Kansas Department of Transportation Highway Revenue	0.350%	9/1/14	10,590	10,596
	Kansas Development Finance Authority Hospital Revenue (Adventist Health System/
	Sunbelt Obligated Group)	4.500%	11/15/14	2,500	2,558
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.000%	11/15/14 (ETM)	200	204
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/14 (ETM)	2,000	2,052
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/14 (ETM)	2,060	2,114
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	4.500%	11/15/15 (ETM)	355	378
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16 (ETM)	750	837
					18,739
Kentucky (0.5%)
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/17	1,500	1,704
	Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/11/14	1,000	1,025
	Kentucky Property & Building Commission Revenue	5.000%	10/1/14	1,000	1,020
	Kentucky Property & Building Commission Revenue	5.000%	8/1/15	3,675	3,893
	Kentucky Property & Building Commission Revenue	5.000%	11/1/15	4,000	4,283
	Kentucky Property & Building Commission Revenue	5.000%	8/1/16 (4)	5,000	5,280
	Kentucky Property & Building Commission Revenue	5.000%	10/1/16 (2)	3,950	4,370
	Kentucky Public Transportation Infrastructure Authority Toll Revenue
	(Downtown Crossing Project) BAN	5.000%	7/1/17	27,795	30,849
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/17	2,500	2,849
	Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/18	1,750	2,023
	Russell KY Revenue (Bon Secours Health System)	4.000%	11/1/15	300	312
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp.
	Project)	4.000%	4/1/15	1,000	1,030
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp.
	Project)	4.000%	4/1/16	1,000	1,059
					59,697
Louisiana (0.9%)
2	Louisiana Gasoline & Fuel Tax Revenue PUT	0.576%	5/1/17	44,500	44,471
[2,3]	Louisiana Gasoline & Fuel Tax Revenue PUT	0.000%	5/1/18	12,500	12,506
2	Louisiana Gasoline & Fuel Tax Revenue PUT	0.656%	5/1/18	5,000	5,006
	Louisiana GO	5.000%	8/1/16	5,000	5,520
	Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/14	1,350	1,350
	Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/15	1,500	1,568
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,520
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,084
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,141
1	Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady
	Health System Project) TOB VRDO	0.240%	5/7/14 (4)	4,995	4,995
	Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/14 (4)	9,785	9,855
	Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,305
	Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/17	1,730	1,903
	Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/18	9,000	10,129
	Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,500	2,823
					115,176
Maine (0.0%)
	Maine Health & Higher Educational Facilities Authority Revenue VRDO	0.150%	5/7/14 LOC	5,175	5,175

Maryland (1.0%)
	Anne Arundel County MD GO	5.000%	4/1/17	6,960	7,839
	Anne Arundel County MD GO	5.000%	4/1/18	6,960	8,033
	Baltimore County MD GO	4.000%	2/1/15	2,900	2,984
	Maryland Department of Transportation Revenue	5.000%	6/1/16	2,010	2,204
	Maryland GO	5.000%	7/15/14	1,000	1,010
	Maryland GO	5.000%	3/15/15	1,430	1,491
	Maryland GO	5.000%	8/1/15	1,455	1,543

10

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.250%	8/15/15	4,250	4,529
Maryland GO	5.000%	8/1/16	27,680	30,548
Maryland GO	5.000%	8/1/16	5,000	5,518
Maryland GO	5.000%	8/1/16	4,500	4,966
Maryland GO	4.000%	8/15/16	9,570	10,359
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	3.000%	7/1/14	400	402
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	3.000%	7/1/15	1,045	1,078
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	3.000%	7/1/16	425	447
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/17	500	548
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group)	5.000%	7/1/18	1,000	1,163
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	5.000%	5/15/15	2,000	2,101
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.252%	11/15/16	2,000	2,023
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.932%	11/15/17	12,020	12,065
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.682%	5/15/18	5,300	5,286
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	0.702%	5/15/18	9,625	9,608
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/14	2,000	2,027
Montgomery County MD GO	5.000%	11/1/15	2,725	2,921
Prince Georges County MD GO	5.000%	9/15/15	1,100	1,173
Prince Georges County MD GO	5.000%	3/1/18	5,280	6,085
University System of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/16	4,405	4,797
				132,748
Massachusetts (3.6%)
Boston MA GO	5.000%	2/1/18	7,965	9,159
Boston MA GO	5.000%	8/1/18	4,045	4,711
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.230%	5/1/14	25,510	25,510
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.300%	5/7/14	30,063	30,063
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/15	7,500	7,742
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	4.000%	10/1/15	500	522
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/16	1,205	1,314
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	7,000	7,081
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	2,500	2,529
2 Massachusetts Development Finance Agency Revenue (Boston University) PUT	0.670%	9/30/16	11,000	11,027
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16 (Prere.)	23,980	24,981
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16	9,925	10,672
2 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	0.670%	1/30/18	9,000	9,000
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	5.000%	1/1/15	1,245	1,276
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/15	300	313
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,260	2,451
2 Massachusetts Development Finance Agency Revenue (Williams College) PUT	0.620%	7/1/14	14,350	14,354
2 Massachusetts GO	0.500%	9/1/14	19,550	19,553
Massachusetts GO	5.000%	1/1/15	4,000	4,130
2 Massachusetts GO	0.520%	2/1/15	7,500	7,504
2 Massachusetts GO	0.780%	2/1/15	8,300	8,300
2 Massachusetts GO	0.570%	9/1/15	31,800	31,885
Massachusetts GO	5.000%	10/1/15	2,980	3,182
2 Massachusetts GO	0.240%	2/1/16	42,150	42,064
Massachusetts GO	5.000%	8/1/16	3,375	3,725
2 Massachusetts GO	0.460%	1/1/17	10,350	10,374
2 Massachusetts GO	0.480%	2/1/17	10,535	10,552
2 Massachusetts GO	0.550%	1/1/18	5,000	5,023
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.000%	11/1/14	9,858	9,899
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16	9,370	9,584
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.300%	5/2/14 (4)	13,400	13,400
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	0.330%	5/7/14 (4)	15,500	15,500
1 Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
TOB VRDO	0.130%	5/7/14	13,100	13,100
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
VRDO	0.100%	5/7/14	36,700	36,700
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.000%	7/1/15	1,425	1,485
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	1,000	1,062
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,665	3,891
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,000	2,124
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,370	7,825
Massachusetts Water Resources Authority Revenue	5.250%	8/1/15 (14)	6,000	6,380

11

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.130%	5/7/14	3,920	3,920
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.360%	5/7/14 (4)LOC	19,585	19,585
				453,452
Michigan (2.7%)
1 Detroit City School District GO TOB VRDO	0.790%	5/7/14	10,240	10,240
1 Detroit City School District GO TOB VRDO	0.790%	5/7/14	8,000	8,000
1 Detroit City School District GO TOB VRDO	0.960%	5/7/14	14,115	14,115
1 Detroit City School District GO TOB VRDO	0.960%	5/7/14	17,845	17,845
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/14	500	507
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/15	1,255	1,313
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/16	1,285	1,373
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/17	620	667
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/14	1,000	1,025
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.500%	1/15/15	5,325	5,519
Livonia MI Public Schools School District GO	2.000%	5/1/15 (15)	285	289
Livonia MI Public Schools School District GO	4.000%	5/1/16 (15)	500	531
Livonia MI Public Schools School District GO	4.000%	5/1/17 (15)	1,000	1,082
Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	972
Michigan Building Authority Revenue	3.000%	10/15/14	12,405	12,562
Michigan Building Authority Revenue	5.000%	10/15/15	10,000	10,664
Michigan Building Authority Revenue	5.000%	10/15/16	12,250	13,529
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/14	34,710	34,997
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/15	13,050	13,791
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	7,361
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	11,926
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	25,709
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,211
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.000%	8/1/14	2,980	2,992
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	0.900%	3/16/15	16,000	16,053
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	8,003
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.000%	5/30/18	14,000	14,384
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	4.000%	11/15/14	1,500	1,522
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	4.000%	6/1/14	1,100	1,104
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/15	1,395	1,466
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/16	1,500	1,635
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/17	2,100	2,356
Michigan Hospital Finance Authority Revenue (McLaren Health Care) VRDO	0.110%	5/7/14 LOC	6,930	6,930
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	1,959
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,400
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,216
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	4.000%	3/1/16	500	532
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	4.000%	3/1/17	250	273
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	4.000%	3/1/18	500	552
Michigan Trunk Line Revenue	5.250%	11/1/15 (14)	5,000	5,371
Oakland County MI Economic Development Corp. Revenue
(Cranbrook Educational Community Project) VRDO	0.130%	5/7/14 LOC	17,190	17,190
Oakland University of Michigan Revenue VRDO	0.090%	5/7/14 LOC	12,900	12,900
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.000%	8/1/15	2,500	2,617
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/14	2,310	2,325
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,309
1 Saginaw Valley State University Michigan Revenue TOB VRDO	0.270%	5/7/14 (4)	5,000	5,000
2 Saline MI Area Schools GO PUT	0.670%	11/2/15	9,285	9,275
University of Michigan Revenue	4.000%	4/1/15	9,600	9,940
2 University of Michigan Revenue PUT	0.320%	4/1/15	1,060	1,060
				338,592
Minnesota (0.7%)
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16	1,500	1,597
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System) VRDO	0.080%	5/1/14 LOC	7,450	7,450
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Children’s Hospital Clinics) VRDO	0.130%	5/1/14 (4)	24,800	24,800
Minnesota General Fund Revenue	5.000%	3/1/17	2,000	2,245
Minnesota GO	5.000%	10/1/15	8,250	8,813
Minnesota GO	5.000%	11/1/15	2,050	2,198
Minnesota GO	5.000%	8/1/16	6,045	6,668
Minnesota GO	5.000%	8/1/16	4,550	5,019
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.130%	5/7/14	7,555	7,555
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/15	11,180	11,632

12

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/16	11,535	12,518
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/14	1,000	1,000
				91,495
Mississippi (0.2%)
Medical Center Educational Building Corp. Revenue (University of Mississippi Medical Center)	4.000%	6/1/14	1,000	1,003
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	4,900	4,923
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.250%	11/3/14	5,750	5,797
Mississippi GO	5.250%	11/1/16 (14)	2,550	2,855
2 Mississippi GO	0.650%	9/1/17	6,605	6,606
1 Mississippi GO TOB VRDO	0.120%	5/7/14	3,680	3,680
Missouri Development Bank Special Obligation Revenue
(Marshall County Industrial Development Authority)	4.000%	1/1/15	1,250	1,282
				26,146
Missouri (0.4%)
Kansas City MO Airport Revenue	4.000%	9/1/15	1,500	1,575
Kansas City MO Airport Revenue	5.000%	9/1/16	900	993
Kansas City MO Airport Revenue	5.000%	9/1/17	1,250	1,416
Missouri Board of Public Buildings Special Obligation Revenue	3.000%	10/1/16	2,795	2,970
Missouri Environmental Improvement & Energy Resources Authority Revenue
(Kansas City Power & Light)	1.250%	7/1/17	4,000	4,022
Missouri GO	5.000%	10/1/15	2,500	2,671
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	3.000%	5/1/15	1,905	1,949
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.130%	5/7/14	11,300	11,300
Missouri Highways & Transportation Commission Road Revenue	5.250%	5/1/18	11,000	12,520
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	4.000%	7/1/15	900	937
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/16	1,000	1,091
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/15	1,870	1,933
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/16	2,250	2,410
				45,787
Nebraska (0.1%)
1 Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System) TOB VRDO	0.220%	5/7/14 (13)	10,060	10,060
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/16	500	535
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/17	500	543
Municipal Energy Agency of Nebraska Power Supply System Revenue	3.000%	4/1/15	550	564
Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/16	1,000	1,067
University of Nebraska Student Fee Revenue	5.000%	7/1/14	1,100	1,109
University of Nebraska Student Fee Revenue	5.000%	7/1/16	1,380	1,516
University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,252
				16,646
Nevada (0.7%)
1 Clark County NV GO TOB VRDO	0.130%	5/7/14	14,655	14,655
1 Clark County NV Water Reclamation District GO TOB VRDO	0.130%	5/7/14	14,800	14,800
1 Clark County NV Water Reclamation District GO TOB VRDO	0.130%	5/7/14	6,000	6,000
Las Vegas Valley Water District Nevada GO	5.000%	6/1/14	250	251
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	526
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.150%	5/7/14	4,690	4,690
Nevada Unemployment Compensation Revenue	2.000%	12/1/14	27,310	27,611
Nevada Unemployment Compensation Revenue	4.000%	6/1/15	5,500	5,727
Nevada Unemployment Compensation Revenue	4.000%	12/1/15	6,250	6,621
Nevada Unemployment Compensation Revenue	5.000%	6/1/17	10,000	11,309
				92,190
New Hampshire (0.2%)
New Hampshire GO	5.000%	8/15/14	2,500	2,535
New Hampshire GO	5.000%	2/15/15	1,285	1,334
New Hampshire GO	5.000%	8/15/15	5,000	5,310
1 New Hampshire Health & Education Facilities Authority Revenue (LRGHealthcare) TOB VRDO	0.180%	5/7/14	15,645	15,645
				24,824
New Jersey (4.3%)
Bergen County NJ GO	3.000%	9/1/15	2,165	2,245
Bergen County NJ GO	4.000%	9/1/16	1,875	2,028
Garden State Preservation Trust New Jersey Revenue (Open Space & Farmland Preservation)	5.500%	11/1/14 (4)	6,725	6,907
Jersey City NJ BAN	2.000%	12/12/14	23,692	23,866
Middlesex County NJ COP	5.500%	10/15/14	1,235	1,264

13

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Middlesex County NJ COP	5.500%	10/15/15	1,305	1,397
	Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,188
	Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,295
	New Jersey Building Authority BAN	3.000%	6/15/16	12,000	12,334
	New Jersey COP	5.000%	6/15/14	5,120	5,151
	New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	16,410
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/14	4,500	4,526
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/15	2,840	2,980
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/16	20,000	21,725
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/17	5,000	5,579
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,671
2	New Jersey Economic Development Authority Revenue (School Facilities Construction)	0.700%	2/1/15	9,000	9,012
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	8,820	9,194
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15	12,000	12,763
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/15	5,000	5,318
2	New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.820%	2/1/16	11,880	12,068
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,517
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	5,415	6,033
2	New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.020%	2/1/17	14,000	14,133
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	2,500	2,637
1	New Jersey Educational Facilities Authority Revenue TOB VRDO	0.270%	5/1/14	5,660	5,660
	New Jersey GO	5.250%	7/15/16 (2)	1,010	1,118
	New Jersey Health Care Facilities Financing Authority Department of Human Services Lease
	Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/15	7,880	8,340
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,837
	New Jersey Health Care Facilities Financing Authority Revenue
	(Meridian Health System Obligated Group)	5.000%	7/1/14	2,000	2,016
	New Jersey Health Care Facilities Financing Authority Revenue
	(Meridian Health System Obligated Group)	5.000%	7/1/15	2,000	2,105
	New Jersey Health Care Facilities Financing Authority Revenue
	(Meridian Health System Obligated Group)	5.000%	7/1/16	2,000	2,180
	New Jersey Health Care Facilities Financing Authority Revenue
	(Meridian Health System Obligated Group)	5.000%	7/1/17	2,000	2,242
	New Jersey Health Care Facilities Financing Authority Revenue
	(Palisades Medical Center Obligated Group)	5.000%	7/1/17	1,305	1,399
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/18	750	823
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,210
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,158
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,675
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue
	(Sycamore Ridge Apartments)	0.500%	11/1/15	4,000	4,001
	New Jersey TRAN	2.000%	6/26/14	150,000	150,433
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/16	2,000	2,190
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/17	3,000	3,382
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.180%	5/7/14 LOC	7,630	7,630
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.370%	5/7/14	10,700	10,700
	New Jersey Turnpike Authority Revenue	5.000%	1/1/15 (Prere.)	13,500	13,938
2	New Jersey Turnpike Authority Revenue	0.600%	1/1/17	30,000	30,020
[1,2]	New Jersey Turnpike Authority Revenue PUT	0.870%	12/22/14	2,500	2,502
[1,2]	New Jersey Turnpike Authority Revenue PUT	0.870%	12/22/14	20,000	20,019
2	New Jersey Turnpike Authority Revenue PUT	0.650%	1/1/16	20,000	20,072
2	New Jersey Turnpike Authority Revenue PUT	0.740%	1/1/17	20,000	20,107
2	New Jersey Turnpike Authority Revenue PUT	0.800%	1/1/18	5,000	5,027
1	New Jersey Turnpike Authority Revenue TOB VRDO	0.320%	5/7/14 (4)	6,500	6,500
1	Rutgers State University New Jersey Revenue TOB VRDO	0.130%	5/7/14	14,800	14,800
	Rutgers State University New Jersey Revenue VRDO	0.060%	5/1/14	11,685	11,685
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/14	2,500	2,508
					550,518
New Mexico (0.8%)
	Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,473
	New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/15	4,400	4,619
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/15	3,800	4,023
	New Mexico Finance Authority Transportation Revenue VRDO	0.110%	5/7/14 LOC	17,900	17,900
	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Presbyterian Healthcare Services) VRDO	0.140%	5/7/14	26,150	26,150
	New Mexico Severance Tax Revenue	5.000%	7/1/15	5,915	6,248
	New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	9,664
	New Mexico Severance Tax Revenue	5.000%	7/1/16	7,545	8,292
	New Mexico Severance Tax Revenue	4.000%	7/1/19	16,245	18,088
					99,457

14

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York (17.9%)
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/14	1,000	1,000
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	1,000	1,048
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/16	1,000	1,090
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17	3,435	3,867
1 Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project) TOB VRDO	0.130%	5/7/14	2,900	2,900
Geneva NY Industrial Development Agency Civic Facility Revenue
(Colleges of the Seneca Project) VRDO	0.120%	5/7/14 LOC	10,110	10,110
Long Beach NY City School District RAN	2.000%	8/15/14	25,000	25,093
Long Beach NY RAN	2.000%	9/19/14 (12)	12,000	12,008
Long Beach NY RAN	2.250%	9/19/14 (12)	15,000	15,096
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/14 (ETM)	8,000	8,001
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15 (ETM)	9,320	9,766
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/15 (14)	1,000	1,048
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/16	4,315	4,662
Long Island NY Power Authority Electric System Revenue	5.000%	6/1/16 (Prere.)	7,525	8,254
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/17	1,000	1,109
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/14	1,795	1,795
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	3.000%	5/1/15	1,180	1,212
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/17	3,730	4,187
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/17	1,450	1,628
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,290
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	3.000%	12/1/14	600	609
Monroe County NY Industrial Development Corp. Revenue (Rochester General Hospital)	3.000%	12/1/15	875	906
Nassau County NY Health Care Corp. RAN	2.250%	1/15/15	7,500	7,542
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.090%	5/7/14	10,750	10,750
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.090%	5/7/14	18,295	18,295
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.110%	5/7/14	44,950	44,950
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/15	750	786
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/19	1,305	1,483
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	4.000%	7/1/15	960	993
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/17	1,320	1,457
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	4.000%	7/1/17	1,500	1,608
Nassau County NY TAN	2.000%	9/15/14	18,750	18,870
New York City NY GO	0.330%	5/1/14 (4)	5,600	5,600
New York City NY GO	0.100%	5/2/14 (4)	17,650	17,650
New York City NY GO	0.400%	5/2/14 (4)	2,300	2,300
New York City NY GO	0.300%	5/5/14 (4)	27,200	27,200
New York City NY GO	0.490%	5/5/14 (12)	19,300	19,300
New York City NY GO	0.440%	5/7/14 (4)	30,400	30,400
New York City NY GO	5.000%	8/1/14	11,525	11,668
New York City NY GO	5.000%	8/1/14	10,000	10,124
New York City NY GO	5.250%	8/1/14 (Prere.)	5	5
New York City NY GO	3.000%	3/1/15	5,135	5,257
New York City NY GO	2.000%	8/1/15	8,285	8,474
New York City NY GO	2.000%	8/1/15	63,430	64,875
New York City NY GO	2.000%	8/1/15	2,690	2,751
New York City NY GO	4.000%	8/1/15	5,985	6,271
New York City NY GO	5.000%	8/1/15	1,500	1,590
New York City NY GO	5.000%	8/1/15	8,000	8,482
New York City NY GO	5.000%	8/1/15	5,200	5,514
New York City NY GO	5.000%	8/1/15	7,075	7,502
New York City NY GO	5.000%	8/1/15	18,500	19,616
New York City NY GO	5.250%	8/1/15	10,800	10,943
New York City NY GO	5.250%	8/1/15	50	50
New York City NY GO	2.000%	3/1/16	14,975	15,445

15

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/16	2,325	2,564
New York City NY GO	5.000%	8/1/16	5,000	5,513
New York City NY GO	5.000%	8/1/16	6,000	6,616
New York City NY GO	5.000%	8/1/16	23,810	26,255
New York City NY GO	5.000%	8/1/16	5,000	5,513
New York City NY GO	5.000%	4/1/17	3,000	3,259
New York City NY GO	5.000%	8/1/17	34,730	39,397
New York City NY GO	5.000%	8/1/17	7,280	8,258
New York City NY GO	5.000%	8/1/17	4,305	4,884
New York City NY GO	5.000%	8/1/17	10,000	11,344
New York City NY GO	5.000%	8/1/17	33,680	38,206
New York City NY GO	5.000%	8/1/18	3,250	3,758
New York City NY GO	5.000%	8/1/19	15,000	17,626
2 New York City NY GO	0.500%	8/1/21	4,700	4,704
2 New York City NY GO	0.590%	8/1/21	6,325	6,328
1 New York City NY GO TOB VRDO	0.130%	5/7/14	5,090	5,090
New York City NY GO VRDO	0.090%	5/1/14	17,200	17,200
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/15	4,000	4,151
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.900%	11/1/14	4,000	4,011
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.150%	11/1/15	17,000	17,128
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.950%	5/1/16	30,000	30,058
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.100%	11/1/16	8,865	8,882
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.140%	5/7/14	6,400	6,400
1 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.270%	5/7/14	9,485	9,485
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/14 (Prere.)	5,100	5,131
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/16	2,500	2,741
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,674
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,451
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.120%	5/7/14	5,840	5,840
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.110%	5/7/14	5,675	5,675
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/16 (14)	1,000	1,022
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.150%	5/7/14	25,650	25,650
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.130%	5/8/14	5,000	5,000
New York City NY Transitional Finance Authority Future Tax Revenue	0.140%	5/1/14 (4)	21,475	21,475
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/14 (Prere.)	5,000	5,001
New York City NY Transitional Finance Authority Future Tax Revenue	0.490%	5/2/14 (4)	57,200	57,200
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14 (ETM)	9,460	9,689
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	16,290	16,691
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15 (ETM)	1,070	1,144
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	9,125	9,788
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/16	1,000	1,082
New York City NY Transitional Finance Authority Future Tax Revenue	3.000%	11/1/16	2,560	2,723
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	10,000	11,133
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	115	128
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	3,885	4,325
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	5,495	6,117
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.110%	5/1/14	13,945	13,945
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.130%	5/7/14	2,200	2,200
New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History)
VRDO	0.090%	5/1/14	2,550	2,550
New York City NY Trust for Cultural Resources Revenue (Museum of Modern Art)	4.000%	8/1/17	6,250	6,880
New York City NY Trust for Cultural Resources Revenue (The Juilliard School) PUT	2.100%	7/1/15	14,000	14,282
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.140%	5/7/14	26,835	26,835
New York Metropolitan Transportation Authority Revenue	3.000%	11/15/14	1,225	1,244
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/14	3,000	3,063
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/14	3,500	3,592
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/14	2,675	2,745
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/15	8,000	8,463
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/15	3,030	3,205
New York Metropolitan Transportation Authority Revenue	4.000%	11/15/15	3,895	4,121
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15	2,355	2,528
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15	5,130	5,506
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/15	5,435	5,833
2 New York Metropolitan Transportation Authority Revenue	0.792%	11/1/16	3,500	3,511
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/16	2,650	2,948
2 New York Metropolitan Transportation Authority Revenue	0.932%	11/1/17	2,950	2,970
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	1,190	1,362
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	14,310
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	3,500	4,072
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.120%	5/7/14 (13)	24,900	24,900
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.800%	11/1/14	6,320	6,324

16

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.000%	11/15/14	1,135	1,159
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/15	2,000	2,147
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/15	1,625	1,744
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,087
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,503
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,374
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14	4,585	4,700
2 New York Metropolitan Transportation Authority Revenue PUT	0.502%	11/1/14	19,475	19,462
2 New York Metropolitan Transportation Authority Revenue PUT	0.522%	11/1/14	30,550	30,552
2 New York Metropolitan Transportation Authority Revenue PUT	0.632%	11/1/15	30,000	30,042
2 New York Metropolitan Transportation Authority Revenue PUT	0.752%	11/1/15	11,700	11,716
2 New York Metropolitan Transportation Authority Revenue PUT	0.952%	11/1/16	15,510	15,621
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.130%	5/7/14 (13)	19,780	19,780
1 New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)
TOB VRDO	0.130%	5/7/14	8,995	8,995
New York State Dormitory Authority Revenue (Brooklyn Law School)	4.000%	7/1/15 (ETM)	1,760	1,836
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/16 (ETM)	1,750	1,921
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/15	11,410	12,049
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/16 (14)	5,000	5,267
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/15 (ETM)	10	10
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/15	2,435	2,526
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/15 (ETM)	15	16
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/15	5,110	5,420
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/14	2,000	2,016
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/15	2,095	2,208
1 New York State Dormitory Authority Revenue (New York University) TOB VRDO	0.140%	5/7/14	12,600	12,600
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/15	2,450	2,560
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/16	1,725	1,870
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/17	2,000	2,224
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	2,500	2,830
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/15 (ETM)	10	10
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/15	14,115	14,662
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/15	9,880	10,263
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	2,625	2,737
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	1,000	1,043
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/16	10,240	11,093
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/16	1,000	1,087
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/16	3,380	3,674
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.130%	5/7/14	5,000	5,000
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.130%	5/7/14	9,210	9,210
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.130%	5/7/14	46,415	46,415
New York State Dormitory Authority Revenue (School Districts Financing Program)	2.000%	10/1/14	1,880	1,893
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/14 (4)	2,375	2,413
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/14	2,000	2,031
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/14	3,300	3,352
New York State Dormitory Authority Revenue (School Districts Financing Program)	4.000%	10/1/15 (15)	400	419
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/15 (4)	4,600	4,906
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/15	3,000	3,195
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,764
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16	10,205	11,260
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,528
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (15)	375	414
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,755
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	3,445	3,899
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (15)	500	567
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,155
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,160	2,475
New York State Dormitory Authority Revenue (Service Contract)	4.000%	7/1/14	1,270	1,278
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.125%	3/15/15	7,000	7,076
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	12/1/15	7,000	7,138
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/14 (Prere.)	665	669
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/15	535	538
New York State Housing Finance Agency Affordable Housing Revenue	0.800%	11/1/16	2,750	2,765
New York State Housing Finance Agency Affordable Housing Revenue	0.800%	11/1/16	2,500	2,515
New York State Housing Finance Agency Housing Revenue	1.150%	11/1/16	7,000	7,066

17

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Housing Finance Agency Housing Revenue (20 River Terrace Housing) VRDO	0.100%	5/7/14 LOC	36,500	36,500
	New York State Housing Finance Agency Housing Revenue (320 West 38th Street) VRDO	0.090%	5/7/14 LOC	14,595	14,595
	New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.080%	5/7/14 LOC	4,600	4,600
	New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.100%	5/7/14	6,425	6,425
	New York State Local Government Assistance Corp. Revenue VRDO	0.100%	5/7/14	28,000	28,000
	New York State Thruway Authority Revenue	4.000%	1/1/15	2,000	2,051
	New York State Thruway Authority Revenue	5.000%	1/1/17	2,000	2,230
	New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,715
	New York State Thruway Authority Revenue	5.000%	5/1/19	46,875	54,273
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/15	8,500	8,800
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	4.000%	4/1/15	2,840	2,940
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/15	15,000	15,667
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/15 (4)	1,115	1,164
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/15	1,450	1,515
	New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/15	7,000	7,312
	New York State Urban Development Corp. Revenue	5.000%	1/1/16	10,000	10,772
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/14	27,460	28,301
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/16	23,880	25,955
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/17	10,090	11,358
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	27,900	28,805
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	25,000	26,929
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.130%	5/7/14	15,825	15,825
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.130%	5/7/14	9,200	9,200
[1,2]	Nuveen New York AMT-Free Municipal Income Fund iMTP	0.740%	10/1/17	17,500	17,500
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19	500	517
	Oyster Bay NY BAN	1.500%	2/6/15	51,120	51,447
	Schenectady NY BAN	1.500%	5/16/14	56,886	56,910
	Suffolk County NY BAN	2.000%	5/2/14	10,000	10,001
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/16	1,250	1,353
	Suffolk County NY GO	3.000%	2/1/15	2,460	2,505
	Suffolk County NY GO	5.000%	2/1/16 (4)	4,250	4,569
	Suffolk County NY GO	5.000%	2/1/17 (4)	3,415	3,781
	Suffolk County NY RAN	1.500%	3/26/15	12,250	12,350
	Suffolk County NY TAN	1.500%	8/14/14	30,000	30,104
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/14	19,900	19,984
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/15	15,000	15,785
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/19	20,000	20,080
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/19	12,500	13,116
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	6,250	6,772
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	10,000	10,836
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	1,500	1,571
	Triborough Bridge & Tunnel Authority New York BAN	5.000%	5/15/15	37,500	39,381
	Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/15	6,500	7,006
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/16	5,990	6,668
	Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/14	2,970	3,046
2	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.472%	1/1/15	3,000	2,996
2	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.482%	1/4/16	8,000	8,006
2	Triborough Bridge & Tunnel Authority New York Revenue PUT	0.622%	1/3/17	5,000	5,007
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/16	18,135	18,676
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/17	875	940
	Utility Debt Securitization Authority New York Revenue	5.000%	6/15/18	875	956
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/18	635	706
	Yonkers NY GO	3.000%	7/1/16	1,300	1,356
	Yonkers NY GO	3.000%	8/15/16	675	705
	Yonkers NY GO	3.000%	7/1/17	1,005	1,059
	Yonkers NY GO	3.000%	8/15/17	510	538
					2,276,788
North Carolina (1.6%)
	Cabarrus NC COP	4.000%	1/1/15	2,975	3,049
	Charlotte NC Airport Revenue	5.000%	7/1/14	2,485	2,505
	Charlotte NC GO	5.000%	7/1/15	850	898
4	Charlotte NC GO	5.000%	7/1/18	5,000	5,812
	Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15	2,140	2,266
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,551
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
	(Carolinas HealthCare System)	5.000%	1/15/16	530	569
1	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
	(Carolinas HealthCare System) TOB VRDO	0.140%	5/7/14	3,350	3,350
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
	(Carolinas HealthCare System) VRDO	0.140%	5/7/14	44,100	44,100
1	Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.170%	5/7/14 (4)	4,920	4,920

18

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.170%	5/7/14 (4)	6,427	6,427
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/17	2,585	2,832
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/18	1,480	1,633
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.120%	5/7/14	9,765	9,765
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
(Republic Services, Inc. Project) PUT	0.400%	6/2/14	15,000	14,992
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	5,000	5,159
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	2,300	2,373
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	1,200	1,290
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	5,000	5,561
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	10,555	11,738
North Carolina GO	5.000%	3/1/15 (Prere.)	4,710	4,899
North Carolina GO	5.000%	3/1/15 (Prere.)	290	302
North Carolina GO	5.250%	3/1/15	2,000	2,009
North Carolina GO	5.000%	5/1/15	5,900	5,924
North Carolina GO	5.000%	4/1/16	2,200	2,396
North Carolina GO	5.000%	3/1/18	4,770	5,466
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	4.000%	10/1/17	3,725	4,091
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/18	3,780	4,307
2 North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest Baptist Obligated Group) PUT	0.860%	12/1/17	8,570	8,543
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/14	2,815	2,826
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/15	1,500	1,575
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/17	620	673
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/18	500	547
North Carolina Municipal Power Agency Revenue	5.000%	1/1/15	5,650	5,832
North Carolina Municipal Power Agency Revenue	5.000%	1/1/16	5,000	5,381
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/14	3,230	3,293
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/15	1,680	1,789
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/16	1,250	1,381
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/18	1,695	1,971
Wake County NC GO	5.000%	2/1/16	1,310	1,417
Wake County NC GO	4.000%	2/1/17	6,440	7,041
				202,453
Ohio (3.2%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Akron General Health System) VRDO	0.110%	5/7/14 LOC	19,500	19,500
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,113
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,684
Central Ohio Solid Waste Authority GO	4.000%	12/1/16 (ETM)	150	164
Central Ohio Solid Waste Authority GO	4.000%	12/1/16	1,550	1,686
Central Ohio Solid Waste Authority GO	4.000%	12/1/17 (ETM)	150	167
Central Ohio Solid Waste Authority GO	4.000%	12/1/17	1,525	1,690
Cleveland State University Ohio General Receipts Revenue	4.000%	6/1/14	500	502
Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage
& Service Center LLC Project) VRDO	0.140%	5/7/14 LOC	33,690	33,690
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.110%	5/7/14	12,100	12,100
Cleveland-Cuyahoga County OH Port Authority Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.140%	5/7/14 LOC	28,880	28,880
Columbus OH GO	5.000%	7/1/15	3,000	3,170
Columbus OH GO	5.000%	7/1/15	2,310	2,441
Columbus OH GO	5.000%	7/1/15	6,735	7,116
Columbus OH GO	5.000%	12/15/15	3,210	3,382
Columbus OH GO	5.000%	2/15/16	1,715	1,859
Columbus OH GO	5.000%	7/1/16	6,760	7,434
Dayton OH City School District GO	4.000%	11/1/16	3,000	3,257
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	4.000%	6/15/16	1,000	1,052
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/18	1,000	1,104
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	8,461
Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	0.110%	5/7/14	13,365	13,365
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/15	400	410
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/16	400	422
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/17	375	404
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/18	525	571
1 Miami University of Ohio General Receipts Revenue TOB VRDO	0.140%	5/7/14	3,365	3,365
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.340%	5/7/14	6,970	6,970
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.070%	5/1/14	1,000	1,000
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project) PUT	3.875%	6/1/14	3,500	3,509

19

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Ohio Air Quality Development Authority Revenue (FirstEnergy Generation Corp. Project) TOB VRDO	0.270%	5/7/14	14,995	14,995
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,400	5,411
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/14	6,085	6,208
Ohio Common Schools GO	5.000%	9/15/15	5,000	5,328
Ohio Common Schools GO	5.000%	3/15/18	10,860	12,502
Ohio GO	5.000%	9/15/14	10,000	10,183
Ohio GO	5.000%	9/15/15	10,000	10,660
Ohio GO	5.500%	9/15/15	3,000	3,217
Ohio GO	3.000%	5/1/16	10,480	11,034
Ohio GO	5.000%	9/15/16	10,000	11,086
Ohio Higher Education GO	5.000%	8/1/14	15,000	15,184
1 Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.130%	5/7/14	10,300	10,300
Ohio Higher Educational Facility Commission Revenue (Marietta College Project) VRDO	0.130%	5/7/14 LOC	2,035	2,035
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/14	3,000	3,060
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/14	1,000	1,028
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,072
Ohio Higher Educational Facility Commission Revenue (University of Dayton Project)	4.000%	12/1/16	625	676
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/15	1,550	1,600
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.130%	5/7/14	12,800	12,800
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/15	500	515
Ohio Solid Waste Revenue (Republic Services Inc. Project) PUT	0.320%	6/2/14	5,000	5,000
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.300%	5/7/14	10,730	10,730
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	4.000%	6/1/15	1,315	1,370
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/16	1,070	1,173
2 Ohio Water Development Authority Pollution Control Revenue (Water Quality) PUT	0.520%	7/15/15	15,500	15,500
2 Ohio Water Development Authority Pollution Control Revenue (Water Quality) PUT	0.520%	7/15/16	35,000	35,013
Ohio Water Development Authority Solid Waste Disposal Revenue
(Waste Management Project) PUT	2.250%	7/1/16	2,000	2,056
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.000%	12/1/15	2,380	2,526
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.000%	12/1/16	2,495	2,726
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/17	2,215	2,487
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/18	1,510	1,708
South-Western City OH School District GO	3.000%	12/1/15	1,000	1,043
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/14	3,000	3,013
University of Cincinnati Ohio General Receipts Revenue	4.000%	6/1/15	1,515	1,576
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/17	2,180	2,455
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/18	1,555	1,703
Wright State University Ohio General Revenue	4.000%	5/1/15	1,140	1,181
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,334
				401,956
Oklahoma (0.3%)
1 Grand River Dam Authority Oklahoma Revenue TOB VRDO	0.130%	5/7/14 (13)	26,100	26,100
3 Oklahoma City OK GO	2.000%	3/1/16	4,855	5,005
1 Tulsa County OK Industrial Authority Health Care Revenue (St. Francis Health System Inc.)
TOB VRDO	0.140%	5/7/14	7,041	7,041
				38,146
Oregon (0.7%)
Gilliam County OR Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	2.000%	9/2/14	10,000	10,051
Oregon Facilities Authority Revenue (Legacy Health Project)	4.000%	5/1/14	1,150	1,150
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/15	2,350	2,450
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/15	1,500	1,556
2 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.000%	10/1/17	8,750	8,793
Oregon GO	5.000%	5/1/16	2,000	2,186
Oregon GO	5.000%	5/1/16	3,500	3,825
Oregon GO	5.000%	11/1/16	3,000	3,341
Oregon GO	5.000%	5/1/18	1,125	1,302
Oregon GO	5.000%	5/1/18	1,500	1,737
Oregon GO	5.000%	11/1/18	3,750	4,391
Oregon Health & Science University Revenue	4.000%	7/1/14	1,000	1,006
Oregon Health & Science University Revenue	5.000%	7/1/16	500	547
Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,148
Portland OR Sewer System Revenue	5.000%	10/1/15 (4)	3,795	3,872
Portland OR Water System Revenue	5.000%	10/1/15	6,000	6,407
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,774
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,870
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,515
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,616
				83,537

20

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania (6.3%)
Allegheny County PA Higher Education Building Authority University Revenue
(Carnegie Mellon University)	5.000%	3/1/15	5,780	6,013
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/14	10,500	10,521
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/14	1,500	1,509
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	5,000	5,082
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center)	3.000%	10/15/14	1,000	1,013
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	8,350	8,761
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	10/15/15	750	790
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/16	1,025	1,133
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	10,012
3 Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc.
Student Housing Project) BAN	1.050%	5/1/16	2,500	2,500
Commonwealth Financing Authority Pennsylvania Revenue	4.000%	6/1/16	650	696
Delaware County PA GO	5.000%	10/1/14	3,905	3,985
Delaware River Port Authority Pennsylvania & New Jersey Revenue	4.000%	1/1/15	1,000	1,025
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/16	3,615	3,876
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/17	1,070	1,181
1 Lancaster County PA Hospital Authority Revenue (Lancaster General Hospital Project) TOB VRDO	0.130%	5/7/14	6,765	6,765
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/14	2,670	2,681
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19	1,000	1,152
1 Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital) TOB VRDO	0.270%	5/7/14	11,010	11,010
Montgomery County PA Industrial Development Authority Revenue
(New Regional Medical Center Project)	5.000%	2/1/16 (7)	1,185	1,275
2 Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project) PUT	1.520%	8/15/20	8,125	8,045
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.140%	5/7/14	10,700	10,700
Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	0.140%	5/7/14	9,070	9,070
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	15,750	16,067
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	10,570	10,783
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	11,250	11,477
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.750%	12/1/15	4,250	4,327
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	4.000%	7/1/16	2,000	2,159
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/16	14,730	16,216
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/22	8,000	9,028
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22	15,000	16,391
Pennsylvania GO	5.000%	9/1/14	12,000	12,197
Pennsylvania GO	5.000%	4/1/15	32,880	34,342
Pennsylvania GO	5.000%	7/1/15 (14)	2,380	2,401
Pennsylvania GO	5.250%	7/1/15	15,000	15,890
Pennsylvania GO	5.000%	9/1/15 (4)	35,450	36,027
3 Pennsylvania GO	5.000%	6/15/16	17,375	19,070
Pennsylvania GO	5.000%	7/1/16	9,075	9,980
3 Pennsylvania GO	5.000%	7/1/16	40,470	44,496
Pennsylvania GO	5.000%	4/1/17	11,150	12,547
Pennsylvania GO	5.000%	4/1/18	35,410	40,811
Pennsylvania GO	5.000%	7/1/18	2,675	3,103
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/16 (2)	2,000	2,117
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	4,250	4,459
Pennsylvania Industrial Development Authority Economic Development Revenue	4.000%	7/1/14	2,440	2,456
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
(Philadelphia Funding Program)	5.000%	6/15/14	8,000	8,049
1 Pennsylvania State University Revenue TOB VRDO	0.340%	5/7/14	12,550	12,550
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.130%	5/7/14 (4)	10,000	10,000

21

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.140%	5/7/14 (4)	42,525	42,525
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/14	16,945	17,015
2 Pennsylvania Turnpike Commission Revenue	0.670%	12/1/16	13,000	13,047
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,492
2 Pennsylvania Turnpike Commission Revenue	0.720%	12/1/17	10,405	10,442
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.240%	5/7/14 (12)	3,245	3,245
Pennsylvania Turnpike Commission Revenue VRDO	0.130%	5/7/14 (4)	64,350	64,350
Philadelphia PA Airport Revenue	5.000%	6/15/14	1,000	1,006
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,257
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,041
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	2,775	3,196
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,669
Philadelphia PA Municipal Authority Revenue	1.250%	11/15/14	16,685	16,768
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/15	3,000	3,202
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,481
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.180%	5/7/14 (4)	77,135	77,135
Pittsburgh PA Water & Sewer Authority Revenue	4.000%	9/1/16 (4)	1,350	1,454
Pittsburgh PA Water & Sewer Authority Revenue PUT	1.400%	9/1/15 (4)	6,270	6,337
Pittsburgh PA Water & Sewer Authority Revenue VRDO	0.180%	5/7/14 (4)	33,825	33,825
1 University of Pittsburgh PA Revenue TOB VRDO	0.130%	5/7/14	6,660	6,660
Washington County PA Hospital Authority Revenue (Washington Hospital Project)	5.375%	7/1/14 (2)	1,640	1,653
Washington County PA Hospital Authority Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,585
West Chester University Pennsylvania Student Housing Revenue BAN	1.600%	2/1/15	2,250	2,253
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	4.000%	7/1/14	1,380	1,388
				795,764
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/15 (4)	10,000	10,160
Puerto Rico Government Development Bank Revenue	4.750%	12/1/15 (14)	1,100	1,100
				11,260
Rhode Island (0.2%)
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	4.000%	9/1/15	1,000	1,033
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/16	4,825	5,179
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/17	2,640	2,878
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/18	1,325	1,457
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/14	5,450	5,457
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/15	2,000	2,039
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/16	1,000	1,053
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/17	2,000	2,137
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18	1,500	1,694
				22,927
South Carolina (0.9%)
Charleston County SC GO	5.250%	11/1/15	3,270	3,517
2 Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	0.776%	1/1/18	8,770	8,764
Florence County SC GO	3.000%	6/1/16	16,075	16,949
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,375
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/15	1,100	1,176
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,937
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,063
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	1,805	1,936
South Carolina GO	5.000%	4/1/16	1,450	1,579
South Carolina GO	5.000%	4/1/16	7,260	7,907
South Carolina GO	5.000%	4/1/16	30	33
South Carolina GO	5.000%	4/1/16	6,475	7,052
South Carolina GO	5.000%	4/1/16	2,275	2,478
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/15	1,000	1,033
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	2.500%	8/1/14	1,500	1,506
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	3.000%	8/1/15	1,935	1,975
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/16	1,000	1,073
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	328
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	550
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	4.000%	11/1/15	250	260

22

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Jobs Economic Development Authority Revenue (Waste Management
of South Carolina Inc. Project)	2.875%	2/1/15	2,000	2,034
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,455
South Carolina Public Service Authority Revenue	5.000%	1/1/15	3,500	3,613
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/14	14,220	14,508
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/14	4,980	5,081
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/15	8,870	9,467
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15 (2)	4,295	4,599
				109,248
Tennessee (2.7%)
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.250%	1/1/15 (14)	5,000	5,163
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,340
Memphis TN Electric System Revenue	5.000%	12/1/14	31,205	32,095
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	26,871
2 Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University) PUT	0.520%	10/1/15	36,500	36,475
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	6,220
Metropolitan Government of Nashville TN Airport Authority Improvement Revenue	4.000%	7/1/14 (4)	4,450	4,477
Shelby County TN GO VRDO	0.120%	5/7/14	49,640	49,640
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/14	2,630	2,672
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.140%	5/1/14 (4)	49,600	49,600
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.140%	5/1/14 (4)	49,300	49,300
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/14	25,420	25,801
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/15	1,240	1,277
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/15	2,295	2,417
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/16	1,290	1,372
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	2,715	2,940
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/17	5,000	5,431
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	3,155	3,501
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18	4,900	5,384
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	8,815	9,759
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	15,000	16,976
Tennessee GO	5.000%	5/1/14	3,300	3,300
				344,011
Texas (11.1%)
Austin TX Water & Wastewater System Revenue	5.000%	11/15/14	2,000	2,053
1 Brownsville TX Utility System Revenue TOB VRDO	0.270%	5/7/14 (4)	6,060	6,060
Central Texas Regional Mobility Authority Revenue	4.000%	1/1/15	325	331
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/16	1,000	1,062
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/17	500	547
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	500	559
Central Texas Regional Mobility Authority Revenue PUT	3.000%	1/4/16	2,750	2,780
College Station TX Independent School District GO	4.000%	8/15/16	3,280	3,550
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.120%	5/7/14	5,400	5,400
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/14 (12)	2,775	2,812
Dallas TX GO	5.000%	2/15/15 (ETM)	15	16
Dallas TX GO	5.000%	2/15/15	6,280	6,521
Dallas TX Independent School District GO	5.000%	2/15/15	4,990	5,182
Dallas TX Independent School District GO	4.000%	8/15/16	3,365	3,642
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,220	7,370
Denton TX Independent School District GO VRDO	0.120%	5/7/14	34,550	34,550
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.500%	8/1/14	11,140	11,203
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16	1,300	1,408
Frisco TX GO	4.000%	2/15/15	1,580	1,628
Grand Parkway TX Transportation Corp. System BAN	3.000%	12/15/16	190,000	201,837
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.320%	6/1/14	2,100	2,100
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.420%	6/1/15	1,700	1,700
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.520%	6/1/16	2,000	1,999
2 Harris County TX Cultural Education Facilities Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.170%	11/15/15	8,000	8,016
Harris County TX GO	6.000%	8/1/14 (14)	23,045	23,387
Harris County TX GO	4.750%	10/1/16 (Prere.)	20,100	22,154
1 Harris County TX GO TOB VRDO	0.130%	5/7/14 (13)	9,600	9,600

23

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	0.150%	5/1/14 (4)	3,600	3,600
Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	0.370%	5/1/14 (4)	6,300	6,300
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.080%	5/1/14	6,670	6,670
2 Harris County TX Toll Road Revenue	0.750%	8/15/17	5,260	5,311
Houston TX Airport System Revenue	5.000%	7/1/14	2,000	2,016
Houston TX Airport System Revenue	5.000%	7/1/15	2,000	2,109
1 Houston TX Airport System Revenue TOB VRDO	0.130%	5/7/14	12,000	12,000
1 Houston TX Airport System Revenue TOB VRDO	0.270%	5/7/14 (4)(3)	49,500	49,500
Houston TX GO	3.000%	3/1/15	8,835	9,045
Houston TX GO	4.000%	3/1/16	2,900	3,094
Houston TX GO	4.000%	3/1/17	9,000	9,848
Houston TX GO	5.000%	3/1/18	11,835	13,611
2 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) PUT	0.650%	11/16/17	11,000	11,047
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/14	2,000	2,032
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/14	1,300	1,321
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16	2,435	2,657
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/16	8,310	9,066
Houston TX Independent School District GO PUT	2.000%	6/1/14	7,405	7,417
Houston TX Independent School District GO PUT	2.500%	6/1/15	7,200	7,375
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,505
Houston TX Utility System Revenue	5.250%	5/15/14 (Prere.)	1,020	1,022
2 Houston TX Utility System Revenue PUT	0.670%	6/1/15	46,500	46,572
2 Houston TX Utility System Revenue PUT	0.720%	8/1/16	32,000	32,116
1 Houston TX Utility System Revenue TOB VRDO	0.140%	5/7/14	17,540	17,540
Katy TX Independent School District GO	5.000%	2/15/15	4,295	4,460
2 Katy TX Independent School District GO PUT	0.752%	8/15/15	25,000	25,020
Katy TX Independent School District GO PUT	1.600%	8/15/17	2,500	2,501
1 Lone Star College System Texas GO TOB VRDO	0.130%	5/7/14	12,560	12,560
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15 (ETM)	10	10
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,140	2,246
Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/15	1,125	1,165
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/14	1,510	1,522
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/15	4,000	4,209
3 Mesquite TX Independent School District GO	5.000%	8/15/16	1,500	1,657
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	0.350%	7/1/14	7,500	7,500
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/18	750	863
North East TX Independent School District GO PUT	1.000%	8/1/14	45,000	45,073
North East TX Independent School District GO PUT	2.000%	8/1/15	4,900	4,992
North Texas Tollway Authority System Revenue	4.000%	9/1/14	1,100	1,114
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	1,911
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,327
Northside TX Independent School District GO PUT	1.350%	6/1/14	20,615	20,635
Northside TX Independent School District GO PUT	1.900%	8/1/14	12,000	12,050
1 Northside TX Independent School District GO TOB VRDO	0.130%	5/7/14	5,225	5,225
1 Port Arthur TX Independent School District GO TOB VRDO	0.130%	5/7/14 (12)	9,125	9,125
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/15	3,180	3,348
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/14	1,000	1,018
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/16	2,000	2,188
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15	14,135	14,690
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/14	13,090	13,228
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/15	11,300	11,524
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/16	3,500	3,623
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.130%	5/7/14	4,965	4,965
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.130%	5/7/14	5,865	5,865
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.140%	5/7/14	11,985	11,985
2 San Antonio TX Water Revenue PUT	0.800%	11/1/16	15,100	15,101
2 San Antonio TX Water Revenue PUT	0.520%	11/1/17	11,500	11,500
Spring Branch TX Independent School District GO PUT	3.000%	6/15/15	13,500	13,899
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Health Care System Project)	5.000%	11/15/14	1,600	1,642
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/17	1,100	1,245
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	4.000%	10/1/18	1,350	1,499
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/14	1,785	1,798
1 Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)
TOB VRDO	0.170%	5/7/14	3,125	3,125
Tarrant County TX Health Facilities Development Corp. Hospital Revenue
(Cook Children’s Medical Center Project)	5.000%	12/1/15	1,580	1,696

24

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas GO	5.000%	10/1/14	8,470	8,644
Texas GO	5.000%	10/1/15	10,905	11,654
Texas GO	4.000%	10/1/16	2,965	3,224
1 Texas GO TOB VRDO	0.120%	5/7/14	74,750	74,750
1 Texas GO TOB VRDO	0.120%	5/7/14	25,510	25,510
1 Texas GO TOB VRDO	0.120%	5/7/14	21,560	21,560
1 Texas GO TOB VRDO	0.130%	5/7/14	17,875	17,875
1 Texas GO TOB VRDO	0.140%	5/7/14	12,190	12,190
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/16	5,035	5,555
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/17	4,000	4,392
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	10,900	12,264
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	18,400	20,246
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/18	4,500	4,969
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/16 (15)	1,000	1,093
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/17 (15)	2,615	2,899
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/18 (15)	1,000	1,113
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/14	20,865	21,038
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/15	11,525	11,901
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15	34,500	36,467
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/16	8,000	8,630
3 Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/16	30,000	32,998
3 Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	7/1/17	19,500	21,210
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/17	4,205	4,527
3 Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	7/1/18	6,350	6,719
3 Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/19	8,750	9,115
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.120%	5/7/14	11,700	11,700
Texas Transportation Commission Revenue	4.500%	4/1/15	1,000	1,040
Texas Transportation Commission Revenue PUT	1.250%	2/15/15	24,000	24,113
2 Texas Transportation Commission Revenue PUT	0.470%	4/1/17	43,000	43,018
1 Texas Transportation Commission Revenue TOB VRDO	0.130%	5/7/14	7,495	7,495
Texas Water Development Board Revenue	5.000%	7/15/14	1,355	1,369
Texas Water Development Board Revenue	5.000%	7/15/14	5,260	5,314
Texas Water Development Board Revenue	5.000%	7/15/15	5,750	6,085
Texas Water Development Board Revenue	5.000%	7/15/16	4,000	4,405
University of Houston Texas Revenue	5.000%	2/15/15	2,000	2,076
University of North Texas Revenue	5.000%	4/15/15	880	920
University of North Texas Revenue	5.000%	4/15/16	1,000	1,089
University of North Texas Revenue	5.000%	4/15/17	725	815
				1,410,327
Utah (0.7%)
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.070%	5/1/14	7,775	7,775
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,164
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/15	4,115	4,248
Utah Board of Regents Student Loan Revenue	4.000%	11/1/14	10,000	10,193
Utah GO	4.000%	7/1/14	10,740	10,811
Utah GO	5.000%	7/1/14	4,000	4,033
Utah GO	5.000%	7/1/16	1,500	1,650
Utah GO	5.000%	7/1/16	23,735	26,113
Utah Transit Authority Sales Tax Revenue	1.350%	6/15/17	21,000	21,194
				87,181
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/14	3,350	3,403
Virgin Islands Public Finance Authority Revenue	4.000%	10/1/16	3,250	3,434
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	3,480	3,835
				10,672
Virginia (0.9%)
Fairfax County VA Public Improvement GO	5.000%	10/1/15 (Prere.)	2,945	3,144
Fairfax County VA Public Improvement GO	5.000%	10/1/16	5,630	6,011
2 Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group) PUT	2.020%	2/1/17	6,500	6,512
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	4.000%	11/1/16	1,000	1,067
Norfolk VA GO	4.000%	10/1/16	4,960	5,388
Norfolk VA Water Revenue	5.000%	11/1/18	725	847
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/16	1,765	1,930
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/17	3,500	3,912
Upper Occoquan Sewage Authority Regional Sewerage System Revenue	5.000%	7/1/15 (Prere.)	4,895	5,169
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/15 (ETM)	10	11
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/15	1,590	1,671

25

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/14	4,080	4,130
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/15	5,000	5,301
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16	2,845	3,138
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16	4,880	5,383
Virginia Public Building Authority Revenue	5.000%	8/1/16	2,000	2,117
Virginia Public School Authority Revenue	5.000%	8/1/14	20,000	20,247
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	12,129
Virginia Public School Authority Revenue	5.000%	4/15/16	2,940	3,206
Virginia Public School Authority Revenue	5.000%	8/1/16	3,860	4,258
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	16,000	16,342
				111,913
Washington (2.7%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.130%	5/7/14	8,280	8,280
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,548
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/15 (Prere.)	11,985	12,630
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/14	6,940	6,997
King County WA GO	5.000%	6/1/15	2,500	2,629
King County WA GO	5.000%	1/1/18	2,000	2,292
King County WA GO	5.000%	7/1/18	7,515	8,726
1 King County WA Sewer Revenue TOB VRDO	0.130%	5/7/14	6,950	6,950
Pierce County WA Tacoma School District No. 10 BAN	2.000%	12/1/14	30,815	31,135
1 Seattle WA Drain & Wastewater Revenue TOB VRDO	0.120%	5/7/14	8,100	8,100
Seattle WA Water System Revenue	5.000%	9/1/15 (14)	2,035	2,043
Seattle WA Water System Revenue	5.000%	9/1/17 (14)	2,290	2,299
1 TES Properties Washington Lease Revenue TOB VRDO	0.130%	5/7/14	10,120	10,120
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/17	4,000	4,473
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/18	3,215	3,662
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/24	5,815	5,838
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/14	9,440	9,557
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16	14,675	16,142
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16	10,000	11,000
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,286
Washington COP	3.000%	7/1/14	1,500	1,507
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	5,000	5,022
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,774
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	16,118
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19	6,500	7,605
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19	39,645	46,384
Washington GO	5.000%	1/1/15 (2)	4,500	4,646
Washington GO	5.000%	7/1/15 (2)	1,000	1,057
Washington GO	5.000%	1/1/16	5,000	5,390
Washington GO	5.000%	7/1/16	10,000	11,000
1 Washington GO TOB VRDO	0.130%	5/7/14	5,030	5,030
1 Washington GO TOB VRDO	0.130%	5/7/14	6,145	6,145
1 Washington GO TOB VRDO	0.130%	5/7/14	6,325	6,325
1 Washington Health Care Facilities Authorities Revenue (Children’s Hospital & Regional
Medical Center) TOB VRDO	0.140%	5/7/14	17,875	17,875
1 Washington Health Care Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.340%	5/7/14	7,515	7,515
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/14	1,590	1,611
Washington Health Care Facilities Authority Revenue (PeaceHealth)	4.000%	11/15/15	1,000	1,053
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	3.000%	10/1/14	1,000	1,012
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	4.000%	10/1/15	805	846
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/15	1,445	1,542
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/16	700	773
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,557
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.140%	5/7/14	28,670	28,670
				341,164
West Virginia (0.3%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,047
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	5,000	5,093
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/14	5,150	5,221
West Virginia University Revenue	5.000%	10/1/16	725	801
2 West Virginia University Revenue PUT	0.770%	10/1/14	12,500	12,503
				33,665
Wisconsin (1.5%)
Milwaukee WI GO	5.000%	5/1/16	6,010	6,562
Wisconsin GO	5.000%	5/1/14	6,490	6,491

26

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin GO	4.000%	5/1/15	5,000	5,193
Wisconsin GO	5.000%	5/1/15	10,000	10,486
Wisconsin GO	4.000%	11/1/15	2,860	3,023
Wisconsin GO	4.000%	5/1/16	4,470	4,795
Wisconsin GO	4.000%	11/1/16	6,000	6,533
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,057
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	3/1/18	7,200	7,954
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	5/30/19	13,000	14,405
1 Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group)
TOB VRDO	0.140%	5/7/14	750	750
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/14	6,000	6,057
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,561
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	4.000%	7/15/15	700	727
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,306
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,367
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	4.750%	8/15/14	14,500	14,683
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	5.125%	8/15/16	3,100	3,404
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.100%	5/7/14 LOC	10,000	10,000
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College) VRDO	0.130%	5/7/14 LOC	9,900	9,900
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.140%	5/7/14 LOC	3,205	3,205
Wisconsin Health & Educational Facilities Authority Revenue (Felician Services Inc.) VRDO	0.140%	5/7/14 LOC	20,000	20,000
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran) VRDO	0.150%	5/7/14 LOC	7,000	7,000
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	8/15/16	1,345	1,479
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services, Inc.)	4.000%	8/15/15	1,100	1,153
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,883
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,642
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	665	724
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	5,000	5,041
Wisconsin Transportation Revenue	4.000%	7/1/14	2,500	2,516
Wisconsin Transportation Revenue	5.000%	7/1/14	5,000	5,041
Wisconsin Transportation Revenue	5.000%	7/1/16	9,830	10,813
				186,751
Total Tax-Exempt Municipal Bonds (Cost $12,551,225)				12,632,593

			Shares
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
5 Vanguard Municipal Cash Management Fund (Cost $262,856)	0.111%		262,856,263	262,856
Total Investments (101.7%) (Cost $12,814,081)				12,895,449
Other Assets and Liabilities (–1.7%)
Other Assets				114,495
Liabilities				(330,879)
				(216,384)
Net Assets (100%)				12,679,065

27

Short-Term Tax-Exempt Fund

At April 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	12,615,195
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(16,977)
Unrealized Appreciation (Depreciation)
Investment Securities	81,368
Futures Contracts	(521)
Net Assets	12,679,065

Investor Shares—Net Assets
Applicable to 111,402,002 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,767,487
Net Asset Value Per Share—Investor Shares	$15.87

Admiral Shares—Net Assets
Applicable to 687,739,714 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,911,578
Net Asset Value Per Share—Admiral Shares	$15.87

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $1,840,374,000, representing 14.5% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2014.
4 Securities with a value of $1,395,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

28

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Alabama (0.2%)
Auburn University Alabama General Fee Revenue	5.000%	6/1/19	2,000	2,349
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,067
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,620	1,759
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,648
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,412
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,659
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,749
Mobile AL Infirmary Health System Special Care Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,679
University of Alabama at Birmingham Hospital Revenue	5.000%	9/1/15	1,005	1,066
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,763
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,862
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	4,073
University of Alabama General Revenue	5.000%	7/1/18	4,680	5,428
University of Alabama General Revenue	5.000%	7/1/19	5,345	6,301
				38,815
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	10,000	10,767
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	2,000	2,153
				12,920
Arizona (1.5%)
1 Arizona Board Regents Arizona State University System Revenue	5.000%	8/1/19	2,140	2,515
1 Arizona Board Regents Arizona State University System Revenue	5.000%	8/1/20	1,700	2,015
Arizona COP	5.000%	9/1/14 (4)	4,800	4,876
Arizona COP	5.000%	9/1/15 (4)	4,000	4,239
Arizona COP	5.000%	10/1/17	1,000	1,118
Arizona COP	5.000%	10/1/18	900	1,021
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,114
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/19	2,500	2,818
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20	3,800	4,302
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.120%	5/7/14 LOC	43,135	43,135
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	1.970%	2/5/20	20,000	19,951
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	1.970%	2/5/20	5,000	4,988
Arizona School Facilities Board COP	5.000%	9/1/14	16,000	16,261
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	9,562
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	15,000	15,906
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,720
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	5,600	5,646
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,055	8,122
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	5,599
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,308
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,282
Arizona Transportation Board Highway Revenue	5.000%	7/1/14	9,075	9,150
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	8,209
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,360	4,001
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19	2,000	2,370
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/14	2,775	2,780
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,562
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,789
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,418
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	2,892
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/18	3,220	3,587
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	4,215
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	3,500	3,529
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/15	6,000	6,334
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/16	3,055	3,351
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/17	3,310	3,744
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,177
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/20	4,850	5,859
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,114
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,294
3 Salt River Project Arizona Agricultural Improvement & Power District Revenue TOB VRDO	0.130%	5/7/14	9,745	9,745
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	184
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,751
Scottsdale AZ GO	5.000%	7/1/17	2,700	3,065

29

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,202
1 Scottsdale AZ GO	4.000%	7/1/20	11,150	12,706
University Medical Center Corp. Arizona Hospital Revenue	5.000%	7/1/21	2,740	3,029
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/17	1,445	1,638
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/18	2,185	2,512
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/20	1,000	1,132
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/21	750	845
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/22	1,000	1,123
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/23	1,000	1,123
				280,928
Arkansas (0.1%)
Independence County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,000
Jefferson County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,119
				25,119
California (12.1%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,139
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/19	750	865
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,177
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	556
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/16 (2)	10,000	9,658
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/19	1,000	1,169
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/20	1,730	2,032
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/14 (Prere.)	16,140	16,337
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.956%	8/1/17	25,000	25,256
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,092
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	17,000	17,223
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	0.820%	10/1/19	9,500	9,496
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.020%	5/1/23	15,000	14,900
3 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.130%	5/7/14	9,270	9,270
3 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.140%	5/7/14	4,910	4,910
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/18	1,200	1,381
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,334
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,582
California Department of Water Resources Power Supply Revenue	5.000%	5/1/14	30,000	30,004
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	40,000	41,942
California Department of Water Resources Power Supply Revenue	5.000%	5/1/15	21,250	22,282
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	12,055	13,176
California Department of Water Resources Power Supply Revenue	5.000%	5/1/17	22,000	24,881
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	10,000	11,799
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17	2,500	2,882
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18	1,365	1,607
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	4,000	4,782
California Economic Recovery GO	5.250%	7/1/14 (ETM)	3,390	3,419
California Economic Recovery GO	5.250%	7/1/14	11,610	11,711
California Economic Recovery GO	5.250%	7/1/14 (14)	2,500	2,522
California Economic Recovery GO	5.000%	7/1/16	1,500	1,650
California Economic Recovery GO	5.000%	7/1/17	15,090	17,146
California Economic Recovery GO	5.000%	7/1/18	41,600	48,415
California Economic Recovery GO PUT	5.000%	7/1/14	23,180	23,370
California GO	5.000%	8/1/14	1,970	1,994
California GO	5.000%	9/1/14 (Prere.)	6,510	6,616
California GO	5.000%	4/1/15	21,300	22,247
California GO	5.000%	6/1/15	3,250	3,341
California GO	5.000%	6/1/15 (14)	5,100	5,367
California GO	5.000%	3/1/16	3,210	3,483
California GO	5.000%	3/1/16 (14)	1,120	1,215
California GO	5.000%	3/1/16	4,460	4,839
California GO	5.000%	4/1/16	6,670	7,261
California GO	5.000%	5/1/16	2,150	2,252
California GO	5.000%	8/1/16	2,825	3,116
California GO	5.000%	10/1/16	28,605	31,755
California GO	5.000%	10/1/16	1,225	1,360
California GO	5.000%	11/1/16 (2)	5,375	5,986
California GO	5.000%	12/1/16	2,500	2,793
California GO	6.000%	2/1/17 (2)	3,500	4,019
California GO	5.000%	3/1/17 (14)	1,300	1,408

30

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	3/1/17	3,755	4,216
2 California GO	0.870%	5/1/17	3,700	3,733
California GO	5.000%	9/1/17	2,805	3,199
California GO	5.000%	9/1/17	4,250	4,847
California GO	5.000%	10/1/17	20,000	22,864
California GO	5.000%	10/1/17	4,005	4,579
California GO	5.000%	9/1/18	8,050	9,382
California GO	5.000%	9/1/18	32,260	37,596
California GO	5.000%	10/1/18	34,000	39,696
California GO	5.000%	2/1/19	11,000	12,866
California GO	5.000%	4/1/19	21,425	25,146
California GO	5.000%	9/1/19	17,825	21,075
California GO	5.000%	9/1/19	19,000	22,465
California GO	5.000%	12/1/19	35,000	41,526
California GO	5.000%	2/1/20	44,500	52,692
California GO	5.000%	11/1/20	21,520	25,664
California GO	5.000%	12/1/20	25,475	30,399
2 California GO PUT	0.670%	12/1/16	7,500	7,503
2 California GO PUT	0.806%	12/1/17	14,250	14,401
2 California GO PUT	0.936%	12/3/18	6,500	6,596
California GO VRDO	0.120%	5/7/14 LOC	18,900	18,900
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	7/1/14	3,000	3,023
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,883
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,400
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,474
2 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	1.920%	7/1/17	8,825	8,898
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,109
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,095
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	20,444
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	22,130
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	27,742
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	11,854
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/14	5,000	5,073
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,540
3 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.130%	5/7/14	850	850
3 California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.130%	5/7/14	24,170	24,170
3 California Infrastructure & Economic Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit) TOB VRDO	0.110%	5/1/14 (ETM)	9,815	9,815
2 California Infrastructure & Economic Development Bank Revenue (Index-Museum Art Project) PUT	1.857%	8/1/18	29,000	28,978
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.400%	4/1/16	22,200	22,197
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.400%	4/1/16	5,800	5,799
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.400%	4/3/17	8,500	8,500
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.400%	4/3/17	32,200	32,200
California Infrastructure & Economic Development Bank Revenue (Orange County
Performing Arts Center) VRDO	0.130%	5/7/14 LOC	17,630	17,630
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,450	2,602
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,145	1,251
2 California Municipal Finance Authority Revenue (NorthBay Healthcare Group) PUT	2.220%	11/1/16	5,000	5,016
California Municipal Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)PUT	2.000%	9/2/14	12,600	12,657
California Municipal Finance Authority Solid Waste Revenue (Republic Services Inc. Project) PUT	0.350%	7/1/14	12,500	12,500
California Pollution Control Financing Authority Environmental Improvement Revenue
(BP West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,029
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	5,000	5,642
California Public Works Board Lease Revenue (Department of Corrections)	4.000%	9/1/17	4,500	4,971
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/17	5,820	6,632
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,879
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	12,265
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/18	5,790	6,698
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/18	1,845	2,137
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,381
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/19	16,620	19,384
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20	1,690	1,991
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/19	5,600	6,531
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/20	5,200	6,114
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/17	5,200	5,954
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/18	4,000	4,645
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/20	1,175	1,379

31

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/20	1,240	1,461
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	6/1/15 (ETM)	10,000	10,526
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	3,116
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,534
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/15	5,295	5,669
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/17	2,385	2,677
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/17	3,000	3,419
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/17	1,000	1,142
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,148
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/18	3,500	4,054
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	2,500	2,900
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	1,200	1,392
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,000	2,343
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,750	3,221
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	3,050	3,582
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20	2,000	2,357
California State University Revenue Systemwide	5.000%	11/1/17	5,505	6,321
California State University Revenue Systemwide	5.000%	11/1/18	4,000	4,694
3 California State University Revenue Systemwide TOB VRDO	0.130%	5/7/14	16,455	16,455
California Statewide Communities Development Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	1.375%	4/2/18	45,200	45,423
3 California Statewide Communities Development Authority Revenue
(St. Joseph’s Health System) TOB VRDO	0.290%	5/7/14 (4)	39,400	39,400
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	5.250%	11/15/14	260	264
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/15	750	791
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.000%	7/1/16	805	882
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,054
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/17	585	649
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/18	2,380	2,681
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/19	2,695	3,061
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/18	2,000	2,345
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/19	2,100	2,500
2 Contra Costa CA Transportation Authority Sales Tax Revenue PUT	0.472%	12/15/15	23,750	23,760
2 East Bay CA Municipal Utility District Waste Water System Revenue PUT	0.320%	12/1/15	21,935	21,935
2 East Bay CA Municipal Utility District Waste Water System Revenue PUT	0.320%	12/1/15	14,540	14,540
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/17	2,450	2,782
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/19	2,000	2,372
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/1/15 (ETM)	18,535	18,513
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/18	19,675	21,585
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20	51,040	57,028
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/17 (4)	2,500	2,744
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,310
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,226
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	2,014
Irvine CA Reassessment District No. 12-1 Improvement Revenue	3.000%	9/2/14	530	534
Irvine CA Reassessment District No. 12-1 Improvement Revenue	3.000%	9/2/15	1,160	1,194
Irvine CA Reassessment District No. 12-1 Improvement Revenue	3.000%	9/2/16	2,000	2,094
Irvine CA Reassessment District No. 13-1 Improvement Revenue	4.000%	9/2/18	1,450	1,571
La Quinta CA Redevelopment Agency Tax Allocation Revenue	4.000%	9/1/17	1,130	1,233
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/18	1,745	1,993
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/19	1,150	1,330
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20	1,045	1,208
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21	1,250	1,442
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	1,505	1,691
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/19	1,000	1,180
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/20	1,275	1,514
Los Angeles CA Department of Water & Power Revenue	5.000%	1/1/16	8,500	9,078
3 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.130%	5/7/14	4,000	4,000
Los Angeles CA GO	5.000%	9/1/17	32,500	37,200
Los Angeles CA GO	5.000%	9/1/19	5,000	5,949
Los Angeles CA Unified School District GO	5.000%	7/1/14	31,995	32,261
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,725	5,773
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	15,328
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	21,128
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	10,818
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,437

32

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	21,558
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	21,671
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	24,612
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,515
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	23,820
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,801
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,677
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	750	868
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/19	1,000	1,173
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/20	500	590
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18	1,000	1,129
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/19	2,000	2,277
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/20	5,495	6,226
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/21 (4)	5,000	5,649
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	869
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,535
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	589
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	888
Northern California Gas Authority No. 1 Revenue	0.786%	7/1/19	12,815	12,262
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	2,783
Northern California Power Agency Revenue (Hydroelectric Project)	4.000%	7/1/15	3,000	3,135
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,228
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,299
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,925
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,760
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,722
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/20	4,000	4,589
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,777
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/19	1,000	1,169
Palomar Pomerado Health California COP	4.500%	11/1/15	2,265	2,322
Palomar Pomerado Health California COP	5.000%	11/1/16	3,500	3,657
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	0.000%	6/1/15 (14)	1,750	1,724
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/18	6,500	7,376
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18	500	582
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/19	850	1,007
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/20	1,750	2,099
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/18	50	55
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/15	700	738
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/16	1,000	1,096
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/16 (4)	7,800	8,596
Sacramento CA Municipal Utility District Revenue	5.000%	7/1/17 (14)	5,000	5,439
Sacramento CA Transportation Authority Sales Tax Revenue VRDO	0.100%	5/7/14	30,000	30,000
Sacramento County CA Airport Revenue	5.000%	7/1/14	6,615	6,664
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	8,657
San Bernardino CA City Unified School District GO	5.000%	8/1/18	850	975
San Bernardino CA City Unified School District GO	5.000%	8/1/19 (4)	600	697
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/15	3,000	3,159
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/16	5,445	5,918
3 San Diego CA Community College District GO TOB VRDO	0.130%	5/7/14	4,880	4,880
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16	11,840	12,983
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/16	14,000	15,352
3 San Diego CA Public Facilities Financing Authority Water Revenue TOB VRDO	0.130%	5/7/14	9,900	9,900
3 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.130%	5/7/14	13,595	13,595
San Francisco CA City & County International Airport Revenue	5.000%	5/1/15 (4)	5,000	5,246
San Francisco CA City & County International Airport Revenue	5.000%	5/1/16	9,120	9,977
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17	16,555	18,727
3 San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	0.130%	5/7/14	2,000	2,000
1 San Juan CA Unified School District GO	5.000%	8/1/19	1,090	1,291
1 San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,206
South Orange County CA Public Financing Authority Special Tax Revenue	3.000%	8/15/15	500	517
South Orange County CA Public Financing Authority Special Tax Revenue	3.000%	8/15/16	500	525
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,165
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/20	500	586
Southern California Public Power Authority Revenue	5.000%	7/1/18	2,000	2,326
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,107
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/17	9,895	11,233
3 Sweetwater CA Unified School District GO TOB VRDO	0.140%	5/7/14 (13)	13,600	13,600
University of California Revenue	5.000%	5/15/17	2,250	2,548
University of California Revenue	5.000%	5/15/18	2,000	2,322
University of California Revenue	5.000%	5/15/19	4,435	5,244

33

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 University of California Revenue TOB VRDO	0.130%	5/7/14	9,300	9,300
Ventura County CA Public Financing Authority COP	5.000%	8/15/16	2,750	3,022
				2,241,159
Colorado (1.0%)
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18	3,080	3,557
Colorado Department of Transportation Revenue	5.000%	12/15/15 (14)	3,000	3,231
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20	2,500	2,865
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,463
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,444
3 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.340%	5/7/14	9,995	9,995
3 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.340%	5/7/14	12,495	12,495
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	8,465	8,529
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	3,165	3,398
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	6,415	6,888
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	3,715	4,119
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	7,920	8,781
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.120%	5/7/14	18,180	18,180
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.120%	5/7/14	4,800	4,800
Colorado Springs CO Utility System Revenue	4.000%	11/15/16	1,250	1,362
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,407
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,336
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,551
Denver CO City & County Airport Revenue	5.000%	11/15/14	1,840	1,888
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,772
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,529
Denver CO City & County COP VRDO	0.090%	5/1/14	7,600	7,600
Denver CO City & County COP VRDO	0.090%	5/1/14	5,455	5,455
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (4)	2,555	2,970
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/16 (14)	5,000	4,777
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/17 (14)	500	554
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/20 (14)	2,000	1,639
2 E-470 Public Highway Authority Colorado Revenue PUT	1.300%	8/31/17	7,500	7,508
2 E-470 Public Highway Authority Colorado Revenue PUT	1.870%	9/1/17 (14)	7,000	7,058
Jefferson County CO School District GO	5.000%	12/15/17 (4)	7,985	8,577
4 Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	22,500	25,065
University of Colorado Enterprise System Revenue	5.000%	6/1/18	2,000	2,314
University of Colorado Enterprise System Revenue	5.000%	6/1/19	1,000	1,177
University of Colorado Enterprise System Revenue	5.000%	6/1/19	2,500	2,941
University of Colorado Hospital Authority Revenue	5.000%	11/15/14	1,000	1,024
University of Colorado Hospital Authority Revenue	5.000%	11/15/16	1,290	1,418
				191,667
Connecticut (2.3%)
2 Connecticut GO	0.350%	9/15/14	4,375	4,379
Connecticut GO	5.000%	1/1/15	14,710	15,190
Connecticut GO	5.250%	11/1/15	1,000	1,076
Connecticut GO	5.000%	12/1/15 (14)	10,035	10,076
Connecticut GO	5.000%	1/1/16	30,000	32,330
Connecticut GO	5.000%	3/1/16	4,705	5,104
Connecticut GO	5.000%	5/1/16	10,000	10,919
2 Connecticut GO	0.770%	5/15/16	8,300	8,345
Connecticut GO	0.450%	7/1/16	7,000	7,000
2 Connecticut GO	0.710%	8/15/16	4,500	4,521
2 Connecticut GO	0.550%	9/15/16	3,000	3,010
Connecticut GO	0.450%	1/1/17	12,735	12,735
Connecticut GO	5.000%	4/1/17	1,165	1,309
Connecticut GO	0.450%	4/30/17	15,825	15,825
Connecticut GO	0.450%	4/30/17	13,315	13,315
2 Connecticut GO	0.890%	5/15/17	20,000	20,159
Connecticut GO	5.000%	7/15/17	5,000	5,666
2 Connecticut GO	0.640%	9/15/17	1,750	1,753
Connecticut GO	5.000%	12/1/17	15,000	16,761
2 Connecticut GO	0.540%	3/1/18	2,500	2,486
2 Connecticut GO	1.000%	4/15/18	6,750	6,818
Connecticut GO	5.000%	6/1/18	14,955	17,269
Connecticut GO	5.000%	7/15/18	10,000	11,581
2 Connecticut GO	1.000%	8/15/18	3,000	3,048
Connecticut GO	5.000%	11/1/18	1,000	1,165
2 Connecticut GO	0.610%	3/1/19	2,300	2,301
2 Connecticut GO	0.670%	3/1/19	2,000	1,997

34

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Connecticut GO	1.220%	4/15/19	6,000	6,125
Connecticut GO	5.000%	6/1/19	44,265	51,867
2 Connecticut GO	1.040%	9/15/19	3,000	3,021
2 Connecticut GO	0.770%	3/1/20	7,500	7,476
Connecticut GO	5.000%	11/15/21 (14)	7,070	7,550
2 Connecticut GO PUT	0.770%	9/15/17	5,400	5,427
2 Connecticut GO PUT	1.470%	3/1/18	17,500	17,892
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,319
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,943
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,885
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	2,080
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,554
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,365	2,661
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	21,603
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	0.100%	5/7/14	10,400	10,400
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	3,000	3,251
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	2/1/16	5,300	5,729
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	8,554
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/17	5,000	5,578
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/18	1,475	1,720
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/19	4,915	5,809
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20	4,085	4,854
				424,436
Delaware (0.2%)
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,061
Delaware GO	5.000%	7/1/17	5,250	5,963
Delaware GO	5.000%	10/1/18	3,540	4,138
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/14	4,070	4,104
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/16	4,485	4,935
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,769
				32,970
District of Columbia (0.4%)
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,433
3 District of Columbia Income Tax Revenue TOB VRDO	0.130%	5/7/14	7,425	7,425
District of Columbia Revenue (American College of Cardiology) VRDO	0.240%	5/7/14 LOC	39,200	39,200
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.600%	6/1/15	7,300	7,308
2 District of Columbia Water & Sewer Authority Public Utility Revenue PUT	0.700%	6/1/16	6,000	6,019
Washington DC Metropolitan Area Transit Authority Revenue	5.000%	7/1/15	3,375	3,559
				69,944
Florida (5.2%)
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/14	4,390	4,479
Alachua County FL Health Facilities Authority Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,256
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,549
Broward County FL Airport System Revenue	5.000%	10/1/16	700	774
Broward County FL Airport System Revenue	5.000%	10/1/19	750	870
Broward County FL Airport System Revenue	5.000%	10/1/19	500	580
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,233
Broward County FL Airport System Revenue	5.000%	10/1/21	480	559
Broward County FL School Board COP	5.000%	7/1/18	4,400	5,011
Broward County FL School Board COP	5.000%	7/1/19	8,140	9,390
3 Broward County FL Water & Sewer Utility Revenue TOB VRDO	0.130%	5/7/14	5,665	5,665
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	15,000	15,069
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/15 (14)	12,675	13,177
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	4.000%	6/1/15	2,500	2,601
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	45,000	47,305
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,256
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	15,150	16,510
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	22,000	23,976
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	3/1/17 (14)	1,100	1,227
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	19,000	21,447
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,808
2 Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/
Commercial Lines Account)	1.370%	6/1/15	3,100	3,129
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/
Commercial Lines Account)	5.000%	6/1/17	35,445	39,741
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/
Commercial Lines Account)	5.000%	6/1/18	36,770	41,721
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/
Commercial Lines Account)	5.000%	6/1/19	19,150	22,036
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,027

35

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,512
	Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.350%	6/2/15	3,750	3,779
	Florida Board of Education Lottery Revenue	5.000%	7/1/14	8,410	8,479
	Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	9,327
	Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	10,093
	Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	8,246
	Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,836
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/17	13,700	15,506
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	11,240	13,024
	Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	3,615	4,189
3	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.130%	5/7/14	7,995	7,995
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/14	6,110	6,160
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/15	6,415	6,771
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18	8,585	9,889
	Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	9,015	10,549
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/14	22,000	22,181
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/15	24,050	25,374
	Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/15	2,135	2,273
	Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/16	3,290	3,625
	Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/19	2,800	3,262
	Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	3,826
	Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	11,789
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
	Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,053
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
	Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,220
	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
	Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,490
3	Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
	Sunbelt Obligated Group) TOB VRDO	0.130%	5/7/14 (13)	9,365	9,365
	Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/14	2,000	2,040
	Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,757
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16	1,500	1,662
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/16	4,675	5,181
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/17	1,000	1,142
	Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20	1,600	1,888
	Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/16	15,000	16,633
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/18	1,200	1,393
	Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,310
	Kissimmee FL Utility Authority Electric System Revenue	5.250%	10/1/16 (4)	3,750	4,147
2	Lakeland FL Energy System Revenue	0.870%	10/1/17	10,000	10,023
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,203
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,859
3	Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.130%	5/7/14 (13)	8,700	8,700
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/18	2,000	2,298
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/19	1,900	2,200
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	2,380	2,765
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/19	1,000	1,130
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/20	2,180	2,338
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/21	1,300	1,459
	Miami-Dade County FL School Board COP	5.000%	5/1/15 (ETM)	4,000	4,190
	Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,562
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	8,501
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,000	7,589
3	Miami-Dade County FL School Board COP TOB PUT	0.640%	5/8/14 LOC	12,690	12,690
3	Miami-Dade County FL School Board COP TOB PUT	0.650%	5/8/14 LOC	16,625	16,625
3	Miami-Dade County FL School Board COP TOB PUT	0.650%	5/8/14 LOC	16,545	16,545
[2,3]	Miami-Dade County FL School Board COP TOB PUT	0.640%	6/12/14 LOC	27,245	27,245
3	Miami-Dade County FL School Board COP TOB VRDO	0.130%	5/7/14 (13)	27,700	27,700
3	Miami-Dade County FL School Board COP TOB VRDO	0.220%	5/7/14 (12)	26,500	26,500
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/17	1,110	1,253
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19 (4)	2,000	2,336
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19	1,250	1,460
3	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.160%	5/7/14 (4)	3,800	3,800
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,097
	Orange County FL Health Facilities Authority Hospital Revenue
	(Orlando Regional Healthcare System)	6.250%	10/1/18 (14)	5,770	6,790
	Orange County FL School Board COP	5.000%	8/1/15	2,000	2,114
	Orange County FL School Board COP	5.000%	8/1/16	700	767
	Orange County FL School Board COP	5.000%	8/1/17	1,500	1,693
	Orange County FL School Board COP	5.000%	8/1/18	1,400	1,609

36

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orange County FL School Board COP	5.000%	8/1/19	1,765	2,053
Orange County FL Tourist Development Revenue	5.000%	10/1/14	8,715	8,882
Orange County FL Tourist Development Revenue	5.000%	10/1/16	16,260	17,885
Orange County FL Tourist Development Revenue	5.000%	10/1/20	2,525	2,890
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17	2,000	2,258
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17	4,690	5,296
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	2,785	3,204
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	9,000	10,355
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	3,770	4,405
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	10,725	12,533
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15	3,365	3,593
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/15	3,500	3,737
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/16	5,250	5,828
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/17	3,000	3,427
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/19	5,500	6,504
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (ETM)	2,060	2,108
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/14 (14)	16,300	16,394
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/15 (14)	3,000	3,211
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/18	635	680
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/19	2,740	3,091
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20	1,500	1,691
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	750	840
3 Palm Beach County FL School Board COP TOB VRDO	0.130%	5/7/14	11,385	11,385
3 Palm Beach County FL School Board COP TOB VRDO	0.160%	5/7/14	6,100	6,100
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,184
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/18	750	861
Seacoast FL Utility Authority Water & Sewer Revenue	5.500%	3/1/19 (14)	3,595	4,251
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	8,534
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/15	10,000	10,623
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/19	2,390	2,739
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/19	2,360	2,705
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/20	2,830	3,256
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/20	1,185	1,363
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/21	2,090	2,402
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/21	1,500	1,724
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,921
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/16	3,000	3,337
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,762
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	2,003
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,196
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/15	4,305	4,536
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/16	4,515	5,012
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/17	4,505	5,147
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/19	1,165	1,374
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/20	1,825	2,171
				963,854
Georgia (3.0%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/18	2,500	2,850
Atlanta GA Airport Revenue	5.000%	1/1/18	500	571
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	9,699
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,947
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,411
Atlanta GA Airport Revenue	5.000%	1/1/21	750	884
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14	5,000	5,121
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	10,401
2 Atlanta GA Water & Wastewater Revenue PUT	1.602%	11/1/18	47,300	48,172
3 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.220%	5/7/14	9,995	9,995
Bartow County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Bowen Project) PUT	2.700%	8/23/18	9,000	9,317
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,543
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,549

37

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.550%	6/21/16	20,000	20,247
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,188
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,289
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,271
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	3,500	3,518
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,051
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,538
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,136
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/17	1,250	1,392
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,250	1,433
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,000	1,139
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/19	250	292
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/20	350	410
Dalton GA Development Authority Revenue (Hamilton Health Care System)	3.000%	8/15/14	1,000	1,008
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/18	1,000	1,102
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/19	1,000	1,164
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/20	1,500	1,729
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/21	1,890	2,165
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,157
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,169
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,520
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,470
Floyd County GA Development Authority Revenue (Georgia Power Co. Plant Hammond Project)
PUT	0.850%	11/19/15	2,500	2,508
3 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	0.130%	5/7/14	11,415	11,415
Georgia GO	5.500%	7/1/14 (Prere.)	980	989
Georgia GO	5.500%	7/1/14	4,000	4,037
Georgia GO	4.000%	1/1/15	2,360	2,421
Georgia GO	5.000%	7/1/16	5,000	5,501
Georgia GO	5.000%	7/1/16	9,500	10,452
Georgia GO	5.000%	7/1/16	20,000	22,004
Georgia GO	5.500%	7/1/16	4,020	4,056
Georgia GO	5.000%	10/1/16	1,910	2,121
Georgia GO	5.000%	7/1/17	2,840	3,226
Georgia GO	5.000%	7/1/17	13,695	15,556
Georgia GO	5.000%	7/1/18	23,330	27,121
Georgia GO	5.000%	7/1/18	2,340	2,720
Georgia GO	4.000%	11/1/18	11,000	12,399
Georgia GO	5.000%	12/1/18	7,800	9,150
Georgia GO	5.000%	9/1/20	10,100	12,141
Georgia Housing & Finance Authority Single Family Mortgage Revenue	4.000%	6/1/44	4,265	4,619
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/17	1,400	1,559
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	3,600	4,102
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/19	1,000	1,156
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	750	874
Georgia Road & Tollway Authority GAN	5.000%	6/1/20	25,760	30,107
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,000	16,066
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	6,662
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	21,321
Georgia Road & Tollway Authority Revenue (Federal Highway Grant)	5.000%	6/1/16	8,000	8,751
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,762
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,194
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/17	1,675	1,906
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/18	4,335	5,041
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/16	16,070	17,249
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	5,350	5,831
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	7,140	7,804
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	7,125	7,884
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	1,885	2,081
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	1,160	1,294
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	1,830	2,028
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,285	5,686

38

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	12,655	14,783
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,500	1,710
	Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/18	1,250	1,447
	Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.000%	1/1/15	2,060	2,126
	Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19	4,015	4,748
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/15	3,685	3,804
	Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/17	8,165	9,087
	Savannah GA Economic Development Authority Pollution Control Revenue
	(International Paper Co. Projects)	5.100%	8/1/14	3,000	3,033
					565,380
Guam (0.0%)
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/20	350	390
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/21	1,050	1,178
					1,568
Hawaii (0.8%)
	Hawaii GO	5.000%	5/1/14 (Prere.)	9,840	9,841
	Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,415
	Hawaii GO	5.000%	6/1/16	13,920	15,258
	Hawaii GO	5.000%	12/1/18	17,250	20,177
	Hawaii GO	5.000%	6/1/19	6,960	8,192
	Hawaii GO	5.000%	6/1/19	2,370	2,790
	Hawaii GO	5.000%	11/1/19	11,960	14,158
	Hawaii GO	5.000%	11/1/19	40,725	48,209
	Hawaii GO	5.000%	12/1/19	5,000	5,924
	Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,360
	Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,181
	Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,697
	Honolulu HI City & County GO	5.000%	8/1/18	2,715	3,158
	Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,677
	Honolulu HI City & County GO	5.000%	11/1/19	6,000	7,117
					151,154
Illinois (5.3%)
	Chicago IL Board of Education GO	5.000%	12/1/14	1,545	1,583
	Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,728
	Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	8,312
	Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,653
	Chicago IL Board of Education GO	5.000%	12/1/19 (2)	3,090	3,371
	Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,000	1,142
	Chicago IL Board of Education GO	5.000%	12/1/20 (2)	2,000	2,164
	Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,250	1,438
2	Chicago IL Board of Education GO PUT	0.686%	6/2/16	25,750	25,118
[2,3]	Chicago IL Board of Education GO TOB PUT	0.702%	5/22/14 LOC	85,000	85,000
	Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,521
	Chicago IL GO	5.000%	12/1/18	2,000	2,267
	Chicago IL GO	5.000%	1/1/19	5,750	6,340
	Chicago IL GO	5.000%	1/1/19 (4)	4,645	4,876
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,802
	Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,396
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	7,500	8,337
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/17	750	834
	Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	5,063
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	1,250	1,415
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	1,850	2,070
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,000	1,148
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,000	1,131
3	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.140%	5/7/14 LOC	23,925	23,925
3	Chicago IL O’Hare International Airport Revenue TOB VRDO	0.270%	5/7/14 (4)	21,135	21,135
	Chicago IL Water Revenue	5.000%	11/1/18	675	773
	Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,134
	Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,151
	Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,828
	Cook County IL GO	5.000%	11/15/18	2,000	2,298
	Cook County IL GO	5.000%	11/15/19	1,500	1,724
	Cook County IL GO	5.000%	11/15/20	1,500	1,723
	Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.875%	2/12/15	5,000	5,064
	Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,883
	Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,561
	Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	26,795	31,080
	Illinois Finance Authority Revenue (Advocate Health Care) PUT	5.000%	1/15/20	5,850	6,783
3	Illinois Finance Authority Revenue (Advocate Health Care) TOB VRDO	0.130%	5/7/14	14,840	14,840

39

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/15	10,000	10,387
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17	3,275	3,673
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/17	1,500	1,672
3 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	0.240%	5/7/14 (12)	15,000	15,000
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/19	1,115	1,244
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	2,940	3,261
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.250%	8/15/16	4,270	4,649
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/18	4,000	4,593
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/19	4,205	4,871
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/20	4,210	4,872
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	8/15/14	5,500	5,577
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.100%	5/7/14	20,000	20,000
3 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.090%	5/1/14	2,100	2,100
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	1,925	2,139
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/16	1,500	1,628
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/17	2,500	2,791
Illinois Finance Authority Revenue (Presbyterian Homes) VRDO	0.100%	5/7/14 LOC	12,500	12,500
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/17	3,075	3,273
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/15	1,500	1,591
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/19	1,745	2,049
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20	7,000	8,263
1 Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,500	2,506
Illinois GO	5.500%	8/1/14 (14)	8,295	8,406
Illinois GO	1.000%	2/1/15	21,000	21,102
Illinois GO	5.000%	8/1/15	11,240	11,886
Illinois GO	5.500%	8/1/15 (14)	1,020	1,085
Illinois GO	5.000%	8/1/17	30,000	33,543
Illinois GO	5.500%	8/1/17 (14)	1,425	1,616
Illinois GO	5.000%	4/1/18	2,500	2,820
1 Illinois GO	5.000%	5/1/18	8,000	9,043
Illinois GO	5.000%	8/1/18	22,000	24,986
Illinois GO	5.000%	2/1/19	875	993
Illinois GO	5.000%	3/1/19	6,500	7,385
1 Illinois GO	5.000%	5/1/19	12,000	13,669
Illinois GO	5.000%	7/1/19	4,700	5,367
Illinois GO	5.000%	8/1/19	14,750	16,849
Illinois GO	5.000%	2/1/20	3,000	3,423
Illinois GO	5.000%	3/1/20	10,115	11,546
Illinois GO	5.000%	4/1/20	2,000	2,284
1 Illinois GO	5.000%	5/1/20	24,500	27,988
Illinois GO	5.000%	7/1/20	12,500	14,288
Illinois GO	5.000%	8/1/20	10,500	12,004
Illinois GO	5.000%	8/1/20 (4)	6,500	7,482
Illinois GO	5.000%	1/1/21 (4)	8,425	9,498
Illinois GO	5.000%	2/1/21	4,000	4,568
Illinois GO	5.000%	4/1/21	8,500	9,718
1 Illinois GO	5.000%	5/1/21	17,000	19,445
Illinois Health Facilities Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	3,710	3,736
Illinois Sales Tax Revenue	5.000%	6/15/15	10,810	11,393
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	10,958
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	16,635
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	17,712
Illinois Toll Highway Authority Revenue	5.000%	1/1/15 (4)	17,970	18,549
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	7,451
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	8,159
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	23,680
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,000	23,738
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	17,866
3 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.130%	5/7/14	7,915	7,915
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/15	6,270	6,609
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/15	3,000	3,230
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	7,500	8,309
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/18	7,000	7,620
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/19	3,500	3,673
Lake County IL Community High School District No. 117 GO	0.000%	12/1/17 (14)	5,155	4,797
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	13,364
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/22	2,500	2,779
3 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.220%	5/7/14 LOC	5,500	5,500
3 Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue TOB VRDO	0.220%	5/7/14 (14)LOC	9,715	9,715
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,037

40

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,229
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,835
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	9,580	10,672
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,128
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20	6,600	7,716
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.250%	6/1/24	2,100	2,324
				985,573
Indiana (1.1%)
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16	4,810	5,317
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/19	50	57
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/14	3,485	3,570
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/15	2,515	2,690
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/15	3,570	3,819
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/16	3,000	3,324
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/21	2,380	2,691
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/20	860	994
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	11,781
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,730
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/19	1,650	1,893
Indiana Finance Authority Lease Revenue	5.000%	2/1/18	4,500	5,169
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	4,333
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	4,157
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/18	825	919
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/19	1,000	1,129
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/20	1,300	1,474
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/23	750	836
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/17	7,625	8,536
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,143
Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group)
PUT	4.100%	11/3/16	10,000	10,850
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	6/1/15	14,825	15,576
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	5.000%	7/28/16	2,695	2,955
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	7,000	7,134
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,710
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,137
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,158
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,651
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,767
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	992
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	586
Purdue University Indiana University Student Fee Revenue	4.500%	7/1/16	1,500	1,633
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/16	1,300	1,429
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/17	1,000	1,135
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	11,000	11,056
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/17	3,455	3,667
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/17	3,520	3,759
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/18	3,590	3,844
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/18	3,665	3,940
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/19	3,740	4,015
3 Tri-Creek Middle School Building Corp. Indiana Revenue TOB VRDO	0.130%	5/7/14	14,210	14,210
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,607
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	28,000	28,064
				200,437
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,404
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,480
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,779
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/14	1,065	1,073
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/16	2,320	2,521
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/19	4,075	4,675
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	45,500	46,051
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/17	1,300	1,441
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	5,935
				72,359

41

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Kansas (0.4%)
	Burlington KS Environmental Improvement Revenue (Kansas City Power & Light Co. Project)
	VRDO	0.120%	5/7/14 LOC	42,250	42,250
	Kansas Development Finance Authority Health Facilities Revenue (Kansas University
	Health System)	5.000%	3/1/17	1,000	1,099
	Kansas Development Finance Authority Health Facilities Revenue (Kansas University
	Health System)	5.000%	3/1/18	1,035	1,159
	Kansas Development Finance Authority Health Facilities Revenue (Kansas University
	Health System)	5.000%	3/1/19	1,150	1,307
	Kansas Development Finance Authority Revenue (Sisters of Charity of Leavenworth
	Health System)	5.000%	1/1/15	2,895	2,987
	Kansas Development Finance Authority Revenue (Sisters of Charity of Leavenworth
	Health System)	5.000%	1/1/16	5,615	6,027
	Kansas Development Finance Authority Revenue (Sisters of Charity of Leavenworth
	Health System)	5.000%	1/1/17	5,670	6,283
	Kansas Development Finance Authority Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,776
	University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/14	1,470	1,494
	University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,107
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/15 (ETM)	4,000	4,293
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,298
	Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,632
					75,712
Kentucky (0.7%)
	Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,885
	Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	5.000%	11/11/14	17,000	17,420
	Kentucky Economic Development Finance Authority Solid Waste Revenue
	(Republic Services Inc. Project) PUT	0.320%	6/2/14	5,000	4,997
	Kentucky Property & Building Commission Revenue	5.250%	10/1/15 (4)	40,000	42,805
	Kentucky Property & Building Commission Revenue	5.250%	10/1/16 (4)	6,100	6,790
	Kentucky Property & Building Commission Revenue	5.000%	11/1/16	5,340	5,924
	Kentucky Public Transportation Infrastructure Authority Toll Revenue
	(Downtown Crossing Project) BAN	5.000%	7/1/17	27,800	30,855
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18	2,500	2,895
	Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
	(Louisville Gas & Electric Co. Project) PUT	1.150%	6/1/17	5,000	4,952
	Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
	(Louisville Gas & Electric Co. Project) PUT	1.600%	6/1/17	9,500	9,537
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community
	Hospital Corp. Project)	5.000%	8/1/16	990	1,063
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community
	Hospital Corp. Project)	5.000%	4/1/18	1,100	1,237
					131,360
Louisiana (0.7%)
	Ernest N. Morial - New Orleans Exhibition Hall Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,146
	Ernest N. Morial - New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,371
	Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.250%	6/1/14 (2)	5,000	5,020
2	Louisiana Gasoline & Fuel Tax Revenue PUT	0.576%	5/1/17	44,500	44,471
[1,2]	Louisiana Gasoline & Fuel Tax Revenue PUT	0.000%	5/1/18	12,500	12,506
2	Louisiana Gasoline & Fuel Tax Revenue PUT	0.656%	5/1/18	5,000	5,005
	Louisiana GO	5.000%	8/1/16	5,000	5,520
	Louisiana GO	5.250%	8/1/16 (14)	5,000	5,315
	Louisiana Highway Improvement Revenue	5.000%	6/15/18	1,325	1,536
	Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,178
	Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,576
	Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,100	1,316
	Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.850%	6/1/38	2,035	2,170
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,520
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,084
	Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,141
	Louisiana Public Facilities Authority Revenue (CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,382
	Louisiana Public Facilities Authority Revenue (Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,305
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/14	3,950	3,956
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	1,050	1,201
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/19	1,250	1,437
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/20	1,100	1,265
	New Orleans LA GO	5.000%	12/1/18	4,065	4,614
	St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	9,220	9,713
	Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,500	2,823
	Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/20	7,935	9,048
					138,619

42

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maine (0.0%)
Maine Municipal Bond Bank Infrastructure Revenue (Transcap Project)	5.000%	9/1/16	4,225	4,670

Maryland (3.1%)
Anne Arundel County MD GO	5.000%	4/1/19	6,960	8,198
Anne Arundel County MD GO	5.000%	4/1/19	7,615	8,969
Anne Arundel County MD GO	5.000%	4/1/19	2,640	3,110
Baltimore County MD GO	5.000%	2/1/18	2,900	3,335
Baltimore County MD GO	5.000%	2/1/18	9,000	10,349
Baltimore County MD GO	5.000%	2/1/20	2,100	2,507
Baltimore County MD GO	5.000%	10/15/21	10,400	12,482
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/17	500	572
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18	2,280	2,659
Howard County MD GO	5.000%	2/15/17	3,450	3,871
Howard County MD GO	5.000%	2/15/18	3,895	4,483
Howard County MD GO	5.000%	2/15/19	3,830	4,503
Howard County MD GO	5.000%	8/15/19	5,000	5,924
Howard County MD GO	5.000%	2/15/20	4,475	5,345
Maryland Department of Transportation Revenue	4.000%	5/15/15	6,250	6,501
Maryland Department of Transportation Revenue	5.000%	5/1/18	3,250	3,759
Maryland Department of Transportation Revenue	5.000%	5/1/19	14,000	16,504
Maryland Department of Transportation Revenue	5.000%	12/1/20	15,495	18,617
Maryland GO	5.000%	8/1/14	10,000	10,124
Maryland GO	5.000%	3/1/16	10,000	10,856
Maryland GO	5.000%	11/1/16	15,350	17,096
Maryland GO	5.000%	8/1/17	5,000	5,694
Maryland GO	5.000%	8/1/17	5,070	5,773
Maryland GO	5.000%	8/1/17	26,445	30,113
Maryland GO	5.000%	8/1/17	8,495	9,673
Maryland GO	5.000%	3/1/18	1,150	1,325
Maryland GO	5.250%	3/1/18	2,400	2,789
Maryland GO	5.000%	8/1/18	24,160	28,138
Maryland GO	5.000%	8/1/18	28,795	33,537
Maryland GO	5.000%	11/1/18	2,525	2,957
Maryland GO	5.000%	3/15/19	7,625	8,981
Maryland GO	5.000%	11/1/19	4,265	5,078
Maryland GO	5.000%	3/1/20	34,535	41,277
Maryland GO	5.000%	3/1/20	10,000	11,952
Maryland GO	4.500%	8/1/20	4,215	4,932
Maryland GO	5.000%	3/1/24	3,745	4,411
Maryland GO	5.000%	8/1/26	28,995	33,806
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/18	835	920
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/19	850	947
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/20	1,000	1,157
2 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System
Obligated Group) PUT	1.252%	11/15/16	2,000	2,023
2 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System
Obligated Group) PUT	0.932%	11/15/17	5,955	5,977
2 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System
Obligated Group) PUT	0.932%	11/15/17	19,400	19,473
2 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System
Obligated Group) PUT	0.682%	5/15/18	5,300	5,286
2 Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System
Obligated Group) PUT	0.702%	5/15/18	9,500	9,483
Maryland Health & Higher Educational Facilities Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,268
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/17	1,500	1,688
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/18	1,400	1,594
Maryland Health & Higher Educational Facilities Authority Revenue (Medstar Health)	5.000%	8/15/19	1,400	1,613
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/14	3,150	3,175
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/15	5,900	6,213
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/14	9,615	9,695
Maryland Transportation Authority Facilities Projects Revenue	5.000%	7/1/15	9,995	10,559
Montgomery County MD GO	5.000%	5/1/14	12,310	12,312
Montgomery County MD GO	5.000%	11/1/16	4,730	5,268
Montgomery County MD GO	5.000%	8/1/17	12,100	13,778
Montgomery County MD GO	5.000%	7/1/18	32,050	37,258
Montgomery County MD GO	5.000%	8/1/18	2,000	2,329
Montgomery County MD GO	5.000%	11/1/19	2,840	3,381
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/14	8,500	8,529

43

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/16	2,630	2,829
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/17	4,000	4,532
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	2,735	3,173
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	5,000	5,994
				570,654
Massachusetts (3.6%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/18	1,250	1,455
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	11,670
3 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.300%	5/7/14	19,925	19,925
Massachusetts College Building Authority Revenue	5.000%	5/1/20	3,000	3,567
Massachusetts College Building Authority Revenue	5.000%	5/1/21	5,495	6,577
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,402
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,390
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/14	890	896
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/15	1,000	1,041
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/16	1,600	1,713
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/17	2,060	2,251
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18	875	967
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	5,000	5,058
Massachusetts Development Finance Agency Revenue (Boston University)	2.875%	10/1/14	2,500	2,529
2 Massachusetts Development Finance Agency Revenue (Boston University) PUT	0.670%	9/30/16	11,000	11,027
Massachusetts Development Finance Agency Revenue (Dominion Energy Brayton Project) PUT	2.250%	9/1/16 (Prere.)	42,730	44,514
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	800	950
Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,452
2 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	0.670%	1/30/18	9,000	9,000
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/16	2,475	2,643
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,265	2,456
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,172
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,421
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	1,000	1,118
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,965
Massachusetts GO	5.000%	8/1/14	11,965	12,113
Massachusetts GO	5.000%	8/1/14	11,635	11,779
Massachusetts GO	5.000%	11/1/14	2,350	2,408
4 Massachusetts GO	5.000%	3/1/15 (Prere.)	3,840	3,995
Massachusetts GO	5.000%	3/1/15 (Prere.)	5,000	5,201
Massachusetts GO	5.000%	8/1/15 (4)	10,000	10,598
2 Massachusetts GO	0.570%	9/1/15	11,500	11,531
2 Massachusetts GO	0.240%	2/1/16	37,185	37,110
2 Massachusetts GO	0.600%	2/1/16	15,645	15,645
Massachusetts GO	5.000%	10/1/16	6,800	7,552
2 Massachusetts GO	0.460%	1/1/17	10,000	10,023
Massachusetts GO	5.000%	10/1/17	23,000	26,268
Massachusetts GO	5.500%	11/1/17	2,100	2,440
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,793
2 Massachusetts GO	0.550%	1/1/18	5,000	5,023
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,945
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,370
Massachusetts GO	5.000%	10/1/18	30,000	35,075
Massachusetts GO	5.500%	10/1/18 (4)	10,200	12,145
Massachusetts GO	5.500%	10/1/18	4,955	5,900
Massachusetts GO	5.000%	12/1/18	30,000	35,213
Massachusetts GO	5.500%	12/1/19 (14)	9,160	11,085
Massachusetts GO	5.000%	4/1/20	45,000	53,503
Massachusetts GO	5.000%	6/1/24	10,000	11,780
Massachusetts GO	5.000%	10/1/24	7,860	9,235
3 Massachusetts GO TOB VRDO	0.090%	5/1/14	6,900	6,900
Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	1.700%	11/1/16	5,870	6,004
3 Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) TOB VRDO	0.090%	5/1/14	3,000	3,000
Massachusetts Health & Educational Facilities Authority Revenue
(Milford Regional Medical Center)	5.000%	7/15/22	500	521
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/14	2,945	3,005
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,662
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/16	2,000	2,193
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	0.080%	5/1/14	2,000	2,000
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.000%	7/1/20	960	1,037
Massachusetts Health & Educational Facilities Authority Revenue
(UMass Memorial Medical Center)	5.000%	7/1/21	1,415	1,501
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/15	2,500	2,638
Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/17	8,560	9,660

44

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,623
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	1,930	2,049
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	5,230	5,553
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	16,725	17,758
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,651
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	17,745
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/19	11,460	13,557
Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/18 (14)	10,000	9,581
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/17	1,500	1,708
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/18	1,810	1,994
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/18	3,000	3,494
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18	1,000	1,175
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18	2,065	2,426
Massachusetts Water Resources Authority Revenue	5.000%	8/1/20	5,510	6,473
3 Massachusetts Water Resources Authority Revenue TOB VRDO	0.360%	5/7/14 (4)LOC	27,395	27,395
University of Massachusetts Building Authority Revenue	5.000%	11/1/16	7,555	8,408
University of Massachusetts Building Authority Revenue	5.000%	11/1/20	1,250	1,491
				672,091
Michigan (2.0%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,181
Detroit MI Sewage Disposal System Revenue	6.500%	7/1/24	10,265	10,297
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/15	1,000	1,003
Detroit MI Water Supply System Revenue	5.000%	7/1/15	1,000	1,003
Detroit MI Water Supply System Revenue	5.000%	7/1/16	1,250	1,252
Detroit MI Water Supply System Revenue	5.000%	7/1/18	3,250	3,250
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/17	625	673
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/18	1,225	1,327
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/16	1,050	1,159
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	11/15/17	1,500	1,694
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,159
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	2,110	2,452
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,328
Michigan Building Authority Revenue	5.000%	10/15/16	2,750	3,037
Michigan Building Authority Revenue	5.000%	10/15/17	1,250	1,407
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/17	500	540
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	500	539
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	600	650
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,275
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	500	583
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,776
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/17	1,225	1,367
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	58,616
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	46,041
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	11,250	12,305
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23	15,000	15,117
Michigan GO	5.000%	5/1/14	12,000	12,002
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,675
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/23	7,330	8,272
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.625%	6/30/14	20,000	20,079
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	13,053
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.500%	11/15/15	2,000	2,124
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.000%	11/15/16	6,140	6,646
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/18	6,375	7,304
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/19	3,350	3,872
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/15	1,000	1,072
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	5,000	5,873
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,472
Michigan State University Revenue	5.000%	8/15/14	7,005	7,105
Michigan State University Revenue	5.000%	2/15/15	3,910	4,059
Michigan State University Revenue	5.000%	8/15/15	1,000	1,062
Michigan State University Revenue	5.000%	2/15/17	6,135	6,864
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	8,090
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,432
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	4.000%	3/1/17	250	272
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	4.000%	3/1/18	500	552
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/19	1,000	1,160
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/20	800	935

45

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project
at Michigan State University)	5.000%	3/1/21	600	704
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.250%	8/1/16	5,000	5,407
1 Royal Oak MI Hospital Finance Authority Revenue (William Beaumont Hospital)	5.000%	9/1/17	1,400	1,578
1 Royal Oak MI Hospital Finance Authority Revenue (William Beaumont Hospital)	5.000%	9/1/19	1,500	1,733
1 Royal Oak MI Hospital Finance Authority Revenue (William Beaumont Hospital)	5.000%	9/1/20	1,200	1,390
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,557
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,151
2 Saline MI Area Schools GO PUT	0.670%	11/2/15	9,285	9,275
University of Michigan Revenue	4.000%	4/1/16	10,650	11,395
University of Michigan Revenue	4.000%	4/1/17	11,385	12,479
				364,675
Minnesota (0.9%)
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/14	1,000	1,000
Maple Grove MN Health Care Facilities Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,288
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/15	1,700	1,821
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/16	1,900	2,110
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Children’s Hospital Clinics) VRDO	0.130%	5/1/14 (4)	24,800	24,800
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,680
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	7,501
Minnesota GO	5.000%	8/1/14	6,970	7,056
Minnesota GO	5.000%	12/1/14	8,145	8,378
Minnesota GO	5.000%	10/1/15	13,970	14,923
Minnesota GO	5.000%	12/1/15	8,145	8,763
Minnesota GO	5.000%	10/1/16	5,000	5,549
Minnesota GO	5.000%	12/1/16	8,150	9,099
Minnesota GO	5.000%	10/1/17	2,275	2,602
Minnesota GO	5.000%	8/1/18	3,825	4,451
Minnesota GO	5.000%	8/1/18	3,000	3,491
Minnesota GO	5.000%	8/1/18	8,375	9,747
Minnesota GO	5.000%	11/1/19	2,000	2,377
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.130%	5/7/14	10,645	10,645
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18	8,500	9,789
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/15	1,170	1,224
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/16	1,250	1,357
St. Cloud MN Health Care Revenue (Centracare Health System)	5.000%	5/1/17	1,000	1,120
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,292
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,656
University of Minnesota Revenue	5.000%	12/1/17	10,000	11,497
				162,216
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	11,951
DeSoto County MS School District GO	5.000%	5/1/19	8,000	9,397
Mississippi GO	5.250%	11/1/14	8,970	9,201
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,010
2 Mississippi GO	0.650%	9/1/17	5,680	5,681
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,575
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,821
				48,636
Missouri (0.5%)
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/19	2,000	2,311
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/20	1,000	1,157
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/17	3,270	3,751
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	1,445	1,691
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,728
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	3,160
Missouri Board of Public Buildings Special Obligation Revenue	5.000%	10/1/19	17,225	20,430
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.080%	5/1/14	15,000	15,000
Missouri Environmental Improvement & Energy Resources Authority Revenue
(Kansas City Power & Light)	1.250%	7/1/17	4,200	4,224
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/19	750	846
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/20	870	979

46

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,592
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/16	1,500	1,607
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/17	1,500	1,647
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/18	2,890	3,216
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/19	3,040	3,429
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/20	3,085	3,466
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,441
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/18	1,295	1,483
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,193
St. Louis MO Municipal Finance Corp. Lease Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,463
				83,814
Montana (0.1%)
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/16	5,870	6,300
Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/17	5,305	5,879
				12,179
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,315
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/18	500	564
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/19	750	820
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/20	600	650
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/19	1,500	1,738
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/20	1,350	1,576
Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/43	5,080	5,273
Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	9/1/43	4,400	4,581
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,026
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,077
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,116
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,715
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,165
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,165
University of Nebraska Facilities Corp. Revenue (UNMC Eye Institute)	5.000%	3/1/18	8,850	10,200
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,738
				39,719
Nevada (0.4%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	2,111
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,157
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,308
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/14	6,100	6,148
Clark County NV School District GO	5.000%	6/15/14 (14)	9,680	9,739
Clark County NV School District GO	5.000%	6/15/14	4,000	4,024
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	18,714
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,290
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.000%	7/1/14	8,000	8,063
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,091
Nevada Unemployment Compensation Revenue	4.000%	6/1/15	5,500	5,728
Nevada Unemployment Compensation Revenue	4.000%	12/1/15	6,250	6,621
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	6,000	6,884
				81,878
New Hampshire (0.2%)
Manchester NH General Airport Revenue	5.000%	1/1/15	2,475	2,539
Manchester NH General Airport Revenue	5.000%	1/1/15	1,470	1,508
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,624
New Hampshire GO	5.000%	8/15/17	3,200	3,640
New Hampshire Health & Education Facilities Authority Revenue (University System
of New Hampshire)	5.000%	7/1/14	8,430	8,499
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	4,726
				28,536

47

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey (6.2%)
Atlantic City NJ GO	5.000%	12/1/19	6,995	7,851
Atlantic City NJ GO	5.000%	12/1/20	7,185	8,040
Atlantic City NJ GO	5.000%	12/1/21	6,970	7,806
Gloucester County NJ Improvement Authority Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,000	3,062
Jersey City NJ BAN	2.000%	12/12/14	3,300	3,324
Jersey City NJ BAN	2.000%	12/12/14	10,000	10,073
New Jersey Building Authority Revenue	5.000%	6/15/14 (ETM)	6,790	6,831
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	8,055
New Jersey COP	5.000%	6/15/16	6,695	7,311
New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	16,410
New Jersey Economic Development Authority Revenue	5.000%	3/1/19	29,800	34,373
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/16	5,500	5,974
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	8,210
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/19	8,000	9,183
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	8,009
New Jersey Economic Development Authority Revenue (El Dorado Terminals Co. Project) VRDO	0.060%	5/1/14 LOC	2,100	2,100
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	0.700%	2/1/15	9,000	9,012
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.820%	2/1/16	9,500	9,650
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	32,425	36,126
2 New Jersey Economic Development Authority Revenue (School Facilities Construction)	1.020%	2/1/17	14,000	14,133
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	8,467
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17	6,450	7,281
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17	14,300	16,265
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	5,000	5,856
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/19	15,000	17,302
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	16,780	19,511
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20	9,235	10,721
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	7,745	9,031
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	11,486
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22	18,470	21,630
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	10,000	10,163
New Jersey Economic Development Authority Revenue(Kapkowski Road Landfill Improvement
District Project (City of Elizabeth))	6.375%	5/15/14 (Prere.)	30,500	30,579
New Jersey Economic Development Authority Revenue(Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/15	2,525	2,630
New Jersey Economic Development Authority Revenue(Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/16	2,905	3,115
New Jersey Economic Development Authority Revenue(Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/17	3,525	3,837
New Jersey Economic Development Authority Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.050%	5/1/14	2,400	2,400
New Jersey Economic Development Authority Revenue(Trustees of the Lawrenceville
School Project) VRDO	0.070%	5/1/14	4,800	4,800
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/14	11,665	11,667
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/15	11,255	11,796
New Jersey Economic Development Authority Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,157
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	9/1/17	2,500	2,827
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/17	5,095	5,787
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	2,500	2,637
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	5,345	6,214
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	6.000%	12/1/14 (ETM)	5,015	5,187
3 New Jersey Educational Facilities Authority Revenue TOB VRDO	0.270%	5/1/14	1,345	1,345
New Jersey Equipment Lease Purchase COP	5.000%	6/15/14	7,000	7,042
New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,530	5,821
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	2,938
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	10,255	11,575
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,666
New Jersey GO	5.000%	8/15/16	12,120	13,386
New Jersey GO	5.000%	8/15/17	11,660	13,265
New Jersey GO	5.000%	6/1/18	5,000	5,768
New Jersey GO	5.000%	8/15/19	8,395	9,875
New Jersey Health Care Facilities Financing Authority Department of Human Services Lease
Revenue (Greystone Park Psychiatric Hospital Project)	4.000%	9/15/14	5,320	5,389
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,837
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/17	2,000	2,212
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,000	1,122
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.500%	7/1/22	3,550	3,808

48

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University
	Medical Center)	5.000%	1/1/17	2,595	2,832
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University
	Medical Center)	5.000%	1/1/18	3,605	4,010
	New Jersey Health Care Facilities Financing Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/18	2,000	2,276
	New Jersey Health Care Facilities Financing Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/19	2,000	2,316
	New Jersey Health Care Facilities Financing Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/21	2,000	2,311
3	New Jersey Health Care Facilities Financing Authority Revenue (Meridian Health System
	Obligated Group) TOB VRDO	0.270%	5/7/14 (12)	9,355	9,355
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/14	12,655	13,007
	New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/15	15,860	16,796
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,675
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	9,990	10,873
	New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,195
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/14 (ETM)	60	61
	New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/14	6,480	6,583
	New Jersey TRAN	2.000%	6/26/14	200,000	200,578
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/15 (Prere.)	19,130	20,164
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	10,000	11,432
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	30,000	34,295
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	7,500	8,574
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	2,500	2,864
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	15,810	18,282
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/19	2,815	3,264
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	31,245	36,348
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	14,635	17,035
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	4,875	5,771
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,929
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,877
2	New Jersey Turnpike Authority Revenue	0.670%	1/1/18	40,000	40,025
	New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	877
	New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,175
[2,3]	New Jersey Turnpike Authority Revenue PUT	0.870%	12/22/14	2,500	2,502
[2,3]	New Jersey Turnpike Authority Revenue PUT	0.870%	12/22/14	20,000	20,019
2	New Jersey Turnpike Authority Revenue PUT	0.650%	1/1/16	5,000	5,018
2	New Jersey Turnpike Authority Revenue PUT	0.800%	1/1/18	10,000	10,053
2	New Jersey Turnpike Authority Revenue PUT	0.800%	1/1/18	15,000	15,080
	Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,168
	Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,168
	Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,360
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15	2,000	2,076
	Tobacco Settlement Financing Corp. New Jersey Revenue	0.000%	6/1/41	250,000	60,327
					1,146,479
New Mexico (0.4%)
	Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	2,000	2,374
	Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	3,225	3,828
	Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,473
	New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/16	10,000	10,799
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/16	7,000	7,608
	New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/17	5,000	5,547
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/17	9,000	10,203
	New Mexico GO	5.000%	3/1/16	19,290	20,949
3	New Mexico Hospital Equipment Loan Council Hospital System Revenue
	(Presbyterian Healthcare Services) TOB VRDO	0.130%	5/7/14	6,660	6,660
	New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	6,818
					79,259
New York (14.6%)
	Albany NY Industrial Development Agency Civic Facility Revenue
	(Albany Medical Center Hospital Project) VRDO	0.160%	5/7/14 LOC	4,480	4,480
	Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,305
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/14	2,000	2,000
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/15 (ETM)	1,690	1,772
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/15	1,945	2,038
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/17	1,125	1,266

49

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/17	3,000	3,377
Hempstead NY GO	3.000%	4/15/15	5,260	5,408
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/18	2,000	2,258
Long Island NY Power Authority Electric System Revenue	5.000%	5/1/19	1,500	1,711
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/18	1,000	1,145
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,290
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/19	2,000	2,322
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/19	3,520	4,087
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.110%	5/7/14	25,550	25,550
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Catholic Health Services)	5.000%	7/1/20	4,640	5,268
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/18	2,550	2,852
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(South Nassau Communities Hospital)	5.000%	7/1/20	1,660	1,882
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/18	2,000	2,237
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/19	1,000	1,133
Nassau County NY TAN	2.000%	9/15/14	26,250	26,417
New York City NY GO	5.000%	8/1/14 (Prere.)	35	35
New York City NY GO	5.000%	8/1/14	25,000	25,310
New York City NY GO	5.750%	8/1/14 (2)	765	769
New York City NY GO	5.000%	8/15/14	12,890	13,074
New York City NY GO	5.000%	9/1/14	16,860	17,137
New York City NY GO	5.000%	8/1/15	10,815	11,467
New York City NY GO	5.000%	8/1/15	8,070	8,172
New York City NY GO	5.000%	8/1/15	26,260	27,844
New York City NY GO	5.000%	8/15/15	17,910	19,023
New York City NY GO	5.000%	9/1/15	21,325	22,694
New York City NY GO	5.000%	2/1/16	1,000	1,083
New York City NY GO	5.000%	3/1/16	2,500	2,716
New York City NY GO	5.000%	3/1/16	10,795	11,726
New York City NY GO	5.000%	4/1/16	3,500	3,814
New York City NY GO	5.000%	8/1/16	7,150	7,884
New York City NY GO	5.000%	8/1/16	5,000	5,513
New York City NY GO	5.000%	8/1/16	16,925	18,663
New York City NY GO	5.000%	8/1/16	27,500	30,324
New York City NY GO	5.000%	8/1/16	1,000	1,103
New York City NY GO	5.000%	8/1/16	1,000	1,103
New York City NY GO	5.000%	8/1/17	13,590	15,416
New York City NY GO	5.000%	8/1/17	9,750	11,060
New York City NY GO	5.000%	8/1/17	8,185	9,285
New York City NY GO	5.000%	8/1/17	3,800	4,311
New York City NY GO	5.000%	8/1/17	6,000	6,806
New York City NY GO	5.000%	10/1/17	5,150	5,868
New York City NY GO	5.000%	10/1/17	2,500	2,848
New York City NY GO	5.000%	8/1/18	6,000	6,937
New York City NY GO	5.000%	8/1/18	5,000	5,781
New York City NY GO	5.000%	8/1/18	7,500	8,671
New York City NY GO	5.000%	8/1/18	13,030	15,065
New York City NY GO	5.000%	8/1/18	25,315	29,268
New York City NY GO	5.000%	8/1/18	6,000	6,937
New York City NY GO	5.000%	8/1/18	4,650	5,376
New York City NY GO	5.000%	8/1/18	3,250	3,758
New York City NY GO	5.000%	10/1/18	7,650	8,883
New York City NY GO	4.000%	8/1/19	12,165	13,683
New York City NY GO	5.000%	8/1/19	15,000	17,627
New York City NY GO	5.000%	8/1/19	8,000	9,401
New York City NY GO	5.000%	8/1/19	15,000	17,627
New York City NY GO	5.000%	8/1/19	7,225	8,490
New York City NY GO	5.000%	8/1/19	20,155	23,684
New York City NY GO	5.000%	8/1/19	5,830	6,851
New York City NY GO	5.000%	8/1/20	4,500	5,320
New York City NY GO	5.000%	10/1/20	4,375	5,180
2 New York City NY GO	0.500%	8/1/21	4,650	4,654

50

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 New York City NY GO	0.590%	8/1/21	6,350	6,353
New York City NY GO	5.000%	8/1/21	11,985	14,233
New York City NY GO	5.000%	8/1/21	2,000	2,375
New York City NY GO	5.000%	8/1/21	4,000	4,750
2 New York City NY GO	0.670%	8/1/25	5,500	5,501
2 New York City NY GO	0.520%	8/1/27	18,500	18,509
New York City NY GO VRDO	0.060%	5/1/14	4,800	4,800
New York City NY GO VRDO	0.070%	5/1/14 LOC	2,300	2,300
New York City NY GO VRDO	0.090%	5/1/14	6,000	6,000
New York City NY GO VRDO	0.090%	5/1/14	7,000	7,000
New York City NY GO VRDO	0.090%	5/1/14	7,200	7,200
New York City NY GO VRDO	0.090%	5/1/14 LOC	2,100	2,100
New York City NY GO VRDO	0.090%	5/1/14	8,500	8,500
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/17	8,150	9,087
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/21	3,000	3,532
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.750%	11/1/16	8,000	7,997
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.100%	11/1/16	8,865	8,882
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.200%	11/1/17	25,640	25,583
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/18	3,500	3,999
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,988
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,547
3 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.140%	5/7/14	3,755	3,755
3 New York City NY Housing Development Corp. Multi-Family Housing Revenue TOB VRDO	0.270%	5/7/14	10,000	10,000
New York City NY Industrial Development Agency Civic Facility Revenue
(New York Law School) VRDO	0.130%	5/7/14 LOC	18,590	18,590
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,675
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	16,385	19,380
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,451
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.090%	5/1/14	18,100	18,100
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.090%	5/1/14	19,600	19,600
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/19	1,000	1,176
3 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.150%	5/7/14	16,500	16,500
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14 (ETM)	2,720	2,786
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	2,890	2,961
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	8,581
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16 (ETM)	24,805	27,600
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	18,680	20,796
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	10,115	11,261
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/17	2,500	2,803
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	16,500	17,648
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	22,963
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	7,000	8,037
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	22,963
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	7,455	8,731
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/15/18	11,950	14,006
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	8,560	10,158
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	25,115	29,803
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	6,395	7,565
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	8,925	10,558
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,090	3,684
New York City NY Trust for Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.090%	5/1/14	1,200	1,200
New York City NY Trust for Cultural Resources Revenue (Asia Society) VRDO	0.130%	5/7/14 LOC	9,945	9,945
New York City NY Trust for Cultural Resources Revenue (The Juilliard School) PUT	1.350%	8/1/17	6,200	6,270
New York City NY Trust for Cultural Resources Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	7,020
3 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.140%	5/7/14	35,220	35,220
2 New York Metropolitan Transportation Authority Revenue	0.792%	11/1/16	3,495	3,506
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/16	6,000	6,674
2 New York Metropolitan Transportation Authority Revenue	0.932%	11/1/17	2,950	2,970
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	7,000	8,013
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	14,310
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	5,000	5,724
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,775	5,555
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,000	2,327
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,745
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,000	1,163
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,745
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,255	1,460
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,500	2,908
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,650	3,083

51

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	8,930	10,431
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	1,000	1,168
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	2,530	2,955
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	4,725	5,519
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	1,100	1,285
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/19 (14)	5,000	5,963
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	2,400	2,814
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	1,560	1,829
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,230	1,447
3 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.120%	5/7/14 (13)	6,805	6,805
3 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.130%	5/7/14 (13)	10,980	10,980
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.070%	11/1/19	9,300	9,338
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	5,442
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	0.800%	11/1/14	6,320	6,324
New York Metropolitan Transportation Authority Revenue (Service Contract)	5.500%	7/1/14	15,460	15,602
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,862
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,654
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/19	3,500	4,088
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/14	52,980	54,306
2 New York Metropolitan Transportation Authority Revenue PUT	0.502%	11/1/14	19,475	19,462
2 New York Metropolitan Transportation Authority Revenue PUT	0.752%	11/1/15	11,925	11,942
2 New York Metropolitan Transportation Authority Revenue PUT	0.802%	11/1/16	12,500	12,559
2 New York Metropolitan Transportation Authority Revenue PUT	0.952%	11/1/16	15,000	15,107
2 New York Metropolitan Transportation Authority Revenue PUT	0.942%	11/1/17	8,880	8,944
New York State Dormitory Authority Revenue (Brooklyn Law School)	4.000%	7/1/17 (ETM)	2,360	2,597
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/18 (ETM)	2,105	2,451
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,580
New York State Dormitory Authority Revenue (Cornell University) VRDO	0.130%	5/7/14	10,180	10,180
New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16	9,000	9,807
3 New York State Dormitory Authority Revenue (Fordham University) TOB VRDO	0.140%	5/7/14 (13)	3,500	3,500
New York State Dormitory Authority Revenue (Fordham University) VRDO	0.120%	5/7/14 LOC	1,845	1,845
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17 (ETM)	55	63
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17	6,185	6,995
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,270	2,480
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine
of New York University)	5.000%	7/1/16	1,260	1,375
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine
of New York University)	5.000%	7/1/17	1,750	1,961
New York State Dormitory Authority Revenue (Mount Sinai School of Medicine
of New York University)	5.000%	7/1/18	2,500	2,853
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	1,115	1,262
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/17	1,000	1,067
New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20	1,740	1,796
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	3,935	4,103
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17 (ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	9,605	10,781
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/17	16,845	18,908
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	11,515	13,233
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	27,490	31,590
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18	18,010	20,744
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/18	2,400	2,793
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	22,675	26,565
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	4,150	4,856
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	17,500	20,476
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/19	11,665	13,774
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	4,000	4,720
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/20	9,550	11,328
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/22	4,995	5,873
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,528
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	7,030	7,977
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,698
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	2,000	2,259
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,778
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,155	2,469
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,889
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	1,500	1,718
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,167
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	7,015
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	5,905	6,830
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,985

52

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,681
	New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/16	8,500	9,320
	New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/17	10,510	11,875
	New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/18	5,000	5,769
	New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19	3,500	4,107
	New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/21	1,290	1,374
	New York State Energy Research & Development Authority Pollution Control Revenue
	(New York State Electric & Gas Corp. Project)	2.125%	3/15/15	3,000	3,032
	New York State Energy Research & Development Authority Pollution Control Revenue
	(New York State Electric & Gas Corp. Project)	2.250%	10/15/15	5,000	5,093
	New York State Energy Research & Development Authority Pollution Control Revenue
	(Rochester Gas & Electric Corp. Project) PUT	4.750%	7/1/16 (14)	2,250	2,416
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
	Revolving Funds)	5.250%	7/15/14	2,160	2,183
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
	Revolving Funds)	5.000%	6/15/18	4,900	5,707
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
	Revolving Funds)	5.000%	6/15/18	10,000	11,647
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
	Revolving Funds)	5.000%	6/15/19	3,700	4,392
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
	Revolving Funds)	5.000%	6/15/20	3,000	3,597
	New York State GO	5.000%	3/1/19	12,715	15,056
	New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.080%	5/7/14 LOC	26,150	26,150
	New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.100%	5/7/14	8,000	8,000
	New York State Local Government Assistance Corp. Revenue	5.000%	4/1/18	6,325	7,336
	New York State Local Government Assistance Corp. Revenue VRDO	0.100%	5/7/14	6,100	6,100
	New York State Mortgage Agency Homeowner Mortgage Revenue	2.625%	4/1/41	820	831
	New York State Thruway Authority Revenue	5.000%	1/1/15 (Prere.)	2,510	2,592
	New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	4,307
	New York State Thruway Authority Revenue	5.000%	5/1/19	103,125	119,400
	New York State Thruway Authority Revenue	5.000%	1/1/20 (2)	8,400	8,657
	New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,760
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	8,010
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	43,470
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	20,399
	New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	4,036
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/16	6,620	7,195
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	625	720
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	8,440	9,721
	New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/19	500	586
	New York State Urban Development Corp. Revenue	5.000%	1/1/15	5,145	5,312
	New York State Urban Development Corp. Revenue	5.250%	1/1/17	10,095	11,333
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	7,207
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	22,359
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	23,036
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	9,412
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	11,983
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	10,069
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	27,674
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	29,594
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	12,628
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	27,950	28,857
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	3,340	3,598
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	19,295	20,784
	New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/16	25,000	26,929
[2,3]	Nuveen New York AMT-Free Municipal Income Fund iMTP	0.740%	10/1/17	17,500	17,500
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19	500	517
	Oyster Bay NY GO	4.000%	1/15/17 (15)	1,500	1,622
	Oyster Bay NY GO	4.000%	8/15/17 (15)	2,500	2,737
	Oyster Bay NY GO	4.000%	1/15/18 (15)	3,000	3,290
	Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,208
	Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,912
	Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,624
	Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,602
	Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	5,073
	Suffolk County NY BAN	2.000%	5/2/14	10,000	10,001
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,000	2,215
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,474
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	10,417
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	948

53

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Suffolk County NY GO	5.000%	2/1/18 (4)	7,805	8,833
Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	4,499
Suffolk County NY GO	5.000%	2/1/20 (4)	4,000	4,630
Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	5,307
Suffolk County NY RAN	1.500%	3/26/15	12,250	12,350
Suffolk County NY TAN	1.500%	8/14/14	60,000	60,209
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17	1,225	1,386
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17	6,500	7,353
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	1,500	1,571
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	29,615	32,091
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	25,500	27,654
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	10,000	11,216
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	5,000	5,601
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/14	11,690	12,001
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/17	3,815	4,376
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/18	13,435	15,387
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18	7,000	8,188
2 Triborough Bridge & Tunnel Authority New York Revenue PUT	0.472%	1/1/15	3,000	2,996
2 Triborough Bridge & Tunnel Authority New York Revenue PUT	0.622%	1/3/17	5,000	5,007
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/16	15,200	15,653
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/17	875	940
Utility Debt Securitization Authority New York Revenue	5.000%	6/15/18	875	956
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/18	500	556
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/16	8,170	8,927
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/17	8,600	9,573
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21	4,700	5,303
Yonkers NY GO	4.000%	10/1/17	505	551
Yonkers NY GO	3.000%	7/1/18	500	526
Yonkers NY GO	3.000%	8/15/18	1,000	1,053
Yonkers NY GO	3.000%	8/15/19	885	926
Yonkers NY GO	3.000%	8/15/20	1,115	1,141
				2,699,145
North Carolina (2.4%)
Cabarrus NC COP	5.000%	1/1/16	4,555	4,899
Cary NC GO VRDO	0.120%	5/7/14	6,790	6,790
Charlotte NC Airport Revenue	5.000%	7/1/14	4,000	4,032
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,378
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,445
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	3,074
Fayetteville NC Public Works Commission Revenue	5.000%	3/1/17	5,000	5,599
Guilford County NC GO	5.000%	8/1/15	8,250	8,749
Guilford County NC GO	5.000%	8/1/16	5,000	5,518
Guilford County NC GO	5.000%	8/1/17	5,000	5,690
Mecklenburg County NC GO	5.000%	3/1/20	5,000	5,976
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/19	1,000	1,141
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21	3,200	3,636
3 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.090%	5/1/14	6,200	6,200
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
(Republic Services, Inc. Project) PUT	0.400%	6/2/14	15,000	14,992
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	10,826
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	20,746
3 North Carolina Capital Improvement Revenue TOB VRDO	0.120%	5/7/14	4,000	4,000
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	3,465	3,575
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/15	20,000	20,636
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	7,000	7,524
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	2,725	2,929
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	3,000	3,225
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	7,175	7,979
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/17	2,500	2,780
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/18	1,250	1,423
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19	1,025	1,188
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19	3,515	4,073
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	2,500	2,925
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20	5,000	5,850
North Carolina GAN PUT	4.000%	3/1/18	21,000	22,925
North Carolina GO	5.000%	3/1/18	16,770	19,218
North Carolina GO	5.000%	5/1/18	5,000	5,788
North Carolina GO	5.000%	5/1/18	7,050	8,161
North Carolina GO	5.000%	6/1/18	20,720	24,036
North Carolina GO	5.000%	3/1/19	5,200	6,120
North Carolina GO	5.000%	5/1/19	30,000	35,429

54

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina GO	5.000%	6/1/19	2,000	2,366
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/19	3,350	3,861
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/20	7,885	9,080
2 North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest Baptist Obligated Group) PUT	0.860%	12/1/17	2,410	2,402
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,268
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,449
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/16	1,705	1,858
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/17	6,500	7,294
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19	3,910	4,531
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/19	1,450	1,600
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/20	500	546
North Carolina Municipal Power Agency Revenue	5.000%	1/1/18	20,000	22,774
North Carolina Municipal Power Agency Revenue	5.000%	1/1/19	16,500	19,127
North Carolina Municipal Power Agency Revenue	5.000%	1/1/20	8,500	9,940
Raleigh NC GO	5.000%	12/1/16	2,470	2,759
Raleigh NC GO	5.000%	12/1/16	2,605	2,910
Raleigh NC GO	5.000%	4/1/20	4,700	5,623
Wake County NC GO	5.000%	2/1/20	4,500	5,372
Wake County NC GO	5.000%	2/1/20	17,845	21,304
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,547
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	4,037
				441,123
Ohio (3.8%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital
Medical Center of Akron)	5.000%	11/15/18	1,000	1,133
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital
Medical Center of Akron)	5.000%	11/15/25	3,450	3,839
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/14	20,120	20,438
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/15	10,170	10,785
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/16	11,830	12,978
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,684
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,731
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/20	2,000	2,327
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/17	6,000	6,671
3 American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) TOB VRDO	0.270%	5/7/14 (12)	9,315	9,315
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.000%	6/1/14	5,495	5,513
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/22	3,415	3,873
Butler County OH Waterworks Revenue	5.250%	12/1/21 (2)	4,000	4,229
Chillicothe OH City School District GO	5.250%	12/1/14 (Prere.)	1,745	1,797
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,693
Cleveland OH Income Tax Revenue (Police & Fire Pension Payment)	5.000%	5/15/17	1,190	1,339
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	2,034
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,607
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,769
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,143
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/19	2,000	2,311
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	7,004
Columbus OH City School District School Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,390	2,461
Columbus OH City School District School Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,070	2,132
Columbus OH GO	5.000%	9/1/16	5,000	5,535
Columbus OH GO	5.000%	6/1/17	7,510	8,503
Columbus OH GO	5.000%	7/1/17	7,245	8,225
Columbus OH GO	5.000%	7/1/17	5,740	6,516
Columbus OH GO	5.000%	6/1/18	8,000	9,270
Columbus OH GO	5.000%	7/1/18	7,280	8,453
Columbus OH GO	5.000%	7/1/18	4,500	5,225
Columbus OH GO	5.000%	6/1/19	3,000	3,541
Columbus OH GO	5.000%	7/1/19	6,690	7,909
Columbus OH Regional Airport Authority Revenue (Pooled Financing Program) VRDO	0.120%	5/7/14 LOC	3,960	3,960
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/19	7,000	8,114
Dayton OH City School District GO	5.000%	11/1/19	3,500	4,109
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,892
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/21	1,045	1,151
Fairfield County OH Hospital Facilities Revenue (Lancaster-Fairfield Community Hospital)	5.375%	6/15/15 (14)	2,050	2,103
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	8,461
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.080%	5/7/14	7,900	7,900

55

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Franklin County OH Revenue (Trinity Health Credit Group)	5.000%	6/1/19	4,035	4,212
Franklin County OH Revenue (Trinity Health Credit Group)	5.000%	6/1/21	4,465	4,657
Hamilton County OH Convention Center Facilities Authority Revenue	5.250%	6/1/14 (Prere.)	1,270	1,276
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital)	5.500%	5/15/14 (Prere.)	3,020	3,027
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital)	5.500%	5/15/14 (Prere.)	2,865	2,871
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital)	4.000%	5/15/17	785	859
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital)	5.000%	5/15/18	450	516
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital)	5.000%	5/15/19	1,000	1,162
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital)	5.000%	5/15/20	1,000	1,178
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital)	5.000%	5/15/21	1,000	1,186
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital)	5.000%	5/15/22	500	589
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/18	525	571
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/19	750	853
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/20	800	913
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/22	500	567
Hilliard OH School District GO	0.000%	12/1/14 (14)	2,720	2,716
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,692
Jackson OH Local School District Stark & Summit Counties GO	5.250%	6/1/14 (Prere.)	4,350	4,369
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/20	13,975	16,227
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/21	2,260	2,632
Kent State University OH Revenue	5.000%	5/1/17	500	561
Kent State University OH Revenue	5.000%	5/1/20	1,650	1,928
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,426
3 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.140%	5/7/14	10,500	10,500
3 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.170%	5/7/14 (4)	7,715	7,715
Marysville OH Exempt Village School District COP	5.250%	6/1/15 (Prere.)	3,000	3,163
3 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.340%	5/7/14	3,990	3,990
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.070%	5/1/14	6,400	6,400
Ohio Air Quality Development Authority Pollution Control Revenue (FirstEnergy Generation Corp.
Project) PUT	3.375%	7/1/15	5,000	5,092
Ohio Air Quality Development Authority Revenue (Columbus Southern Power Co. Project) PUT	3.875%	6/1/14	3,500	3,509
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,010
Ohio Building Authority Revenue (Administration Building Fund)	5.250%	10/1/15 (14)	11,780	12,615
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/18	1,750	2,040
Ohio Building Authority Revenue (Adult Correctional Building)	5.000%	10/1/15	1,200	1,281
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	10/1/16 (14)	14,830	16,529
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/14	1,165	1,188
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/14	2,300	2,346
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15	1,225	1,307
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/15	2,420	2,583
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	1,285	1,425
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	2,540	2,816
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/16	1,650	1,829
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17	1,040	1,189
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17	2,670	3,053
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/20	1,265	1,507
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	4/1/19	1,395	1,624
Ohio GO	5.000%	9/15/14	5,920	6,028
Ohio GO	5.000%	9/15/15	5,000	5,330
Ohio GO	5.000%	9/15/16	10,000	11,086
Ohio GO	5.000%	9/15/17	19,680	22,455
Ohio GO	5.000%	5/1/18	10,960	12,659
Ohio GO	5.000%	9/15/18	5,000	5,824
Ohio GO	5.000%	9/15/18	10,000	11,648
Ohio GO	5.000%	5/1/19	6,680	7,850
Ohio GO	5.000%	9/15/19	5,000	5,910
Ohio Higher Education GO	5.000%	11/1/14	4,250	4,354
3 Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.130%	5/7/14	2,200	2,200
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.060%	5/1/14	9,890	9,890
3 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.130%	5/7/14	2,850	2,850
3 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.130%	5/7/14	4,995	4,995
3 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.130%	5/7/14	6,745	6,745
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/19	1,595	1,818
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,154
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	9,152
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,553
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	4,005
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	1,500	1,712
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	8,635	9,856
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/18	2,750	3,081

56

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/19	2,450	2,752
Ohio State University General Receipts Revenue	5.000%	12/1/14 (ETM)	300	309
Ohio State University General Receipts Revenue	5.000%	12/1/14	2,700	2,777
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	355	397
Ohio State University General Receipts Revenue	5.000%	12/1/16	3,160	3,529
Ohio State University General Receipts Revenue	5.000%	12/1/17 (ETM)	280	322
Ohio State University General Receipts Revenue	5.000%	12/1/17	4,720	5,418
Ohio State University General Receipts Revenue	5.000%	12/1/19	1,440	1,660
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15	3,500	3,634
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	6/1/17	4,500	5,095
Ohio Water Development Authority Fresh Water Revenue	5.000%	6/1/14 (Prere.)	6,300	6,326
3 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.300%	5/7/14	17,820	17,820
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,296
1 Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/20	10,205	12,188
1 Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20	7,500	9,001
2 Ohio Water Development Authority Pollution Control Revenue (Water Quality) PUT	0.520%	7/15/16	53,000	53,019
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,149
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	2,001
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,354
Olentangy OH Local School District School Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	1,300	1,306
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,817
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,258
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.750%	12/1/22	4,750	5,518
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,554
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,608
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/18	1,585	1,821
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/14	6,145	6,169
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/15	1,435	1,505
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/16	3,430	3,733
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/17	1,855	2,080
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/19	2,805	3,227
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/19	1,750	1,935
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/20	2,550	2,810
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/21	2,495	2,728
				709,643
Oklahoma (0.1%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	9/1/15 (14)	9,035	9,182
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/18	1,000	1,162
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/14	4,900	4,969
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/15	4,670	4,949
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14	3,300	3,313
				23,575
Oregon (0.6%)
Oregon Department of Administrative Services COP	5.000%	5/1/14	3,750	3,751
Oregon Department of Administrative Services COP	5.000%	5/1/15	4,160	4,362
Oregon Department of Administrative Services COP	5.000%	5/1/16	3,190	3,486
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/16	2,185	2,379
Oregon Department of Administrative Services Lottery Revenue	4.000%	4/1/17	2,000	2,194
3 Oregon Department of Administrative Services Lottery Revenue TOB VRDO	0.130%	5/7/14	5,000	5,000
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/14	5,880	6,036
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/16	2,600	2,810
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/17	3,090	3,432
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/18	3,500	3,960
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/14	1,000	1,023
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/15	1,500	1,556
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/15	1,000	1,068
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	3/15/16	1,700	1,829
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/16	2,000	2,210
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/19	1,000	1,166
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,275	1,491
2 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.000%	10/1/17	8,750	8,793
2 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.120%	9/15/18	10,000	10,054
Oregon Facilities Authority Revenue (Reed College Projects) VRDO	0.140%	5/7/14	6,520	6,520
Oregon GO	5.000%	8/1/18	3,215	3,744
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,774
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,870
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,465
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,515
Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,616
				110,104

57

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Pennsylvania (6.2%)
	Allegheny County PA GO	5.000%	11/1/14	2,895	2,962
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	9/1/14	36,120	36,713
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	5/15/16	17,175	18,696
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	5/15/17	22,750	25,510
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	10/15/17	1,000	1,134
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	10/15/18	1,000	1,155
	Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,500	2,785
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/18 (4)	3,000	3,434
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/18 (4)	3,685	4,258
	Beaver County PA Industrial Development Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	17,270
	Berks County PA GO	0.000%	11/15/14 (14)	8,615	8,600
	Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	14,027
1	Clarion County PA Industrial Development Authority Revenue (Clarion University Foundation Inc.
	Student Housing Project) BAN	1.050%	5/1/16	2,500	2,500
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/18	670	768
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/19	500	580
	Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.000%	1/1/16	2,700	2,874
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	1,165	1,191
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	3,280	3,352
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,198
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,614
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,264
	Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,775
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/18	300	345
	Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	240	278
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/17	1,065	1,175
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/18	1,230	1,381
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/19	1,745	1,977
	Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	7,320	8,323
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/18	1,625	1,883
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/20	2,850	3,328
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/17	750	810
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/18	1,250	1,370
	Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/19	1,000	1,159
	Montgomery County PA Higher Education & Health Authority Hospital Revenue
	(Abington Memorial Hospital)	5.000%	6/1/15	4,120	4,310
	Montgomery County PA Higher Education & Health Authority Hospital Revenue
	(Abington Memorial Hospital)	5.000%	6/1/16	10,510	11,389
	Montgomery County PA Higher Education & Health Authority Hospital Revenue
	(Abington Memorial Hospital)	5.000%	6/1/18	1,000	1,133
	Montgomery County PA Higher Education & Health Authority Hospital Revenue
	(Abington Memorial Hospital)	5.000%	6/1/19	3,300	3,802
	Montgomery County PA Higher Education & Health Authority Hospital Revenue
	(Abington Memorial Hospital)	5.000%	6/1/20	3,250	3,747
	Montgomery County PA Industrial Development Authority Retirement Community Revenue
	(ACTS Retirement- Life Communities Obligated Group)	5.000%	11/15/14	1,570	1,603
	Montgomery County PA Industrial Development Authority Retirement Community Revenue
	(ACTS Retirement- Life Communities Obligated Group)	5.250%	11/15/15	1,120	1,187
	North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,436
2	Northampton County PA General Purpose Authority Hospital Revenue
	(St. Luke’s Hospital Project) PUT	1.520%	8/15/20	8,125	8,045
	Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	10,980	11,935
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
	(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,416
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
	(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,101
	Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
	(PPL Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,336
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
	(Waste Management Inc. Project) PUT	3.700%	5/1/15	7,000	7,217
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
	(Waste Management Inc. Project) PUT	1.750%	12/1/15	4,250	4,327
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18	27,000	31,387
	Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/21	19,775	22,441

58

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/23	5,000	5,361
Pennsylvania GO	5.000%	7/1/14	27,300	27,526
Pennsylvania GO	4.000%	7/15/14	15,070	15,192
Pennsylvania GO	5.000%	9/1/14	43,500	44,214
Pennsylvania GO	5.000%	3/1/15	20,000	20,809
Pennsylvania GO	5.250%	7/1/15	28,630	30,328
Pennsylvania GO	5.000%	2/15/16	12,105	13,113
Pennsylvania GO	5.000%	7/1/16	5,355	5,889
Pennsylvania GO	5.000%	11/1/16	4,700	5,234
Pennsylvania GO	5.000%	6/1/17	3,060	3,462
Pennsylvania GO	5.000%	7/1/17	4,155	4,713
Pennsylvania GO	5.000%	7/15/17	15,005	17,038
Pennsylvania GO	5.000%	10/15/17	8,500	9,722
Pennsylvania GO	5.000%	4/1/19	30,390	35,653
Pennsylvania GO	5.000%	5/1/19	5,000	5,876
Pennsylvania GO	5.000%	6/1/19	15,000	17,655
Pennsylvania GO	5.000%	7/1/19	10,000	11,789
Pennsylvania GO	5.000%	7/1/19	9,900	11,671
Pennsylvania GO	5.000%	4/1/20	7,450	8,849
1 Pennsylvania GO	5.000%	6/15/20	21,120	25,140
1 Pennsylvania GO	5.000%	7/1/20	20,925	24,919
Pennsylvania GO	5.000%	10/15/20	22,345	26,681
Pennsylvania GO	5.000%	6/1/23	3,000	3,565
3 Pennsylvania GO TOB VRDO	0.130%	5/7/14	6,500	6,500
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/17	2,205	2,507
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/18	3,490	4,026
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/19	2,490	2,899
Pennsylvania Higher Educational Facilities Authority Revenue (AICUP Financing Program -
Delaware Valley College Project)	5.000%	11/1/18	1,075	1,170
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	5,263
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/19	4,445	5,209
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,107
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	2,068
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/17	1,060	1,194
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/18	700	799
3 Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.130%	5/7/14	4,740	4,740
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/14 (2)	9,610	9,746
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania
Health System)	5.000%	5/15/20	8,000	9,312
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	3,735	4,064
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	9,740	10,912
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/16	3,000	3,288
Pennsylvania State University Revenue	5.000%	3/1/20	1,500	1,747
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/19	1,020	1,187
3 Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	0.140%	5/7/14	8,500	8,500
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.130%	5/7/14 (4)	16,125	16,125
Pennsylvania Turnpike Commission Registration Fee Revenue VRDO	0.140%	5/7/14 (4)	3,075	3,075
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	5,778
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,109
2 Pennsylvania Turnpike Commission Revenue	0.520%	12/1/15	22,000	22,053
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,280
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,649
2 Pennsylvania Turnpike Commission Revenue	0.670%	12/1/16	8,000	8,029
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	3,992
2 Pennsylvania Turnpike Commission Revenue	0.800%	12/1/18	10,000	10,029
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,731
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,324
2 Pennsylvania Turnpike Commission Revenue	1.270%	12/1/19	20,000	20,285
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,179
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,365
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	2,102
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	5,000	5,597
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,000	1,163
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/14	2,355	2,391
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/15	4,570	4,828
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,041

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	2,780	3,202
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	20,620
Philadelphia PA GO	5.000%	7/15/16	1,120	1,229
Philadelphia PA GO	5.000%	7/15/17	1,000	1,130
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,306
Philadelphia PA GO	5.000%	7/15/18	2,000	2,299
Philadelphia PA GO	5.000%	7/15/19	1,410	1,640
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	8,301
Philadelphia PA GO	5.000%	8/1/24 (12)	2,000	2,201
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/15	1,500	1,530
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/16	1,995	2,059
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/17	2,325	2,418
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,856
Philadelphia PA School District GO	5.000%	9/1/18	2,780	3,142
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14 (2)	3,645	3,743
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (ETM)	1,500	1,590
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	21,925
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,924
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/19	1,000	1,173
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	8,391
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	2,000	2,355
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,181
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.180%	5/7/14 (4)	77,125	77,125
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/19 (4)	2,500	2,894
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20 (4)	3,385	3,932
Pittsburgh PA Water & Sewer Authority Revenue VRDO	0.180%	5/7/14 (4)	33,800	33,800
Reading PA School District GO	5.000%	4/1/19	6,230	6,874
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.250%	6/1/14	5,470	5,494
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	5,000	5,278
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.500%	9/15/20	1,030	1,227
West Chester University Pennsylvania Student Housing Revenue BAN	1.600%	2/1/15	2,250	2,253
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	4.000%	7/1/15	1,440	1,494
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/16	2,010	2,162
York County PA Solid Waste & Refuse Authority Revenue	5.500%	12/1/14 (14)	4,050	4,173
				1,155,184
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/16	3,000	2,612
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/16	2,900	2,525
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/18	1,005	770
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/18	4,510	3,455
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/18	2,715	2,080
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19	1,575	1,112
				12,554
Rhode Island (0.1%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,228
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/19	700	785
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/20	1,165	1,302
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/21	1,355	1,509
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/18	1,325	1,457
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/19	1,650	1,809
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/20	1,455	1,580
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.000%	9/1/21	1,650	1,767
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,426
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	3,129
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,259
				19,251
South Carolina (1.2%)
Berkeley County SC School District Revenue	5.000%	12/1/17	600	682
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,151

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,157
Charleston County SC GO	5.000%	11/1/17	1,045	1,198
Charleston County SC GO	5.000%	11/1/17	6,485	7,436
Charleston County SC GO	5.000%	11/1/18	7,085	8,290
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/19	2,000	2,347
2 Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	0.776%	1/1/18	8,700	8,694
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/14	9,355	9,356
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/15	7,380	7,714
Greenville County SC School District GO	5.500%	12/1/16	13,450	15,163
3 Greenville County SC School District Installment Revenue TOB VRDO	0.170%	5/7/14	7,440	7,440
3 Greenwood SC Metropolitan Sewer System Revenue TOB VRDO	0.170%	5/7/14 (4)	5,625	5,625
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/17	2,660	3,017
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,554
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	577
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,160
Oconee County SC Pollution Control Facilities Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,100	16,211
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	8,688
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	8,003
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/16	2,000	2,142
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/17	2,320	2,557
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	328
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	550
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	1,000	1,111
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	2,000	2,212
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	4.500%	11/1/17	1,000	1,094
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/18	1,500	1,691
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/19	1,000	1,140
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/20	1,750	1,989
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,725
South Carolina Public Service Authority Revenue	5.000%	1/1/16	5,000	5,381
South Carolina Public Service Authority Revenue	5.000%	1/1/17	2,000	2,224
South Carolina Public Service Authority Revenue	5.000%	12/1/17	6,035	6,902
South Carolina Public Service Authority Revenue	5.250%	1/1/19 (14)	8,255	8,907
3 South Carolina Public Service Authority Revenue TOB VRDO	0.200%	5/7/14	7,280	7,280
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/15 (2)	4,430	4,744
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/16	17,940	19,858
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/19	25,805	30,312
				217,610
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	6/1/20	500	585

Tennessee (2.2%)
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/15	1,390	1,448
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,841
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	49,201
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	14,328
Memphis TN GO	5.000%	10/1/17	2,500	2,856
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/14 (13)	6,345	6,359
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/16 (13)	5,675	6,266
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/17	10,000	11,352
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	25,130	29,640
Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University)	5.000%	10/1/14	15,000	15,307
2 Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
Board Revenue (Vanderbilt University) PUT	0.720%	10/1/17	9,500	9,546
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,764
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	7,110
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,178
Murfreesboro TN GO	5.000%	6/1/14	3,900	3,916
Shelby County TN GO	5.000%	3/1/19	10,275	12,050
Shelby County TN Health Educational & Housing Facility Board Revenue (Baptist Memorial
Health Care)	5.000%	9/1/16	6,925	7,610
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
Healthcare) VRDO	0.140%	5/1/14 (4)	50,600	50,600
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
Healthcare) VRDO	0.140%	5/1/14 (4)	28,500	28,500
Shelby County TN Health Educational & Housing Facility Board Revenue (St. Jude Children’s
Research Hospital)	5.000%	7/1/14	4,805	4,845

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Shelby County TN Health Educational & Housing Facility Board Revenue (St. Jude Children’s
Research Hospital)	5.000%	7/1/15	5,390	5,689
Shelby County TN Health Educational & Housing Facility Board Revenue (St. Jude Children’s
Research Hospital)	5.000%	7/1/16	2,500	2,735
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	9,500	10,287
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18	8,590	9,439
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	12,825	14,198
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	2,735	3,039
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	18,930	21,499
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/21	8,260	9,140
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	13,125	14,844
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	210	234
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,280	1,458
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	2,780	3,181
Tennessee GO	5.000%	5/1/14	2,825	2,825
Tennessee GO	5.000%	5/1/16	3,200	3,497
Tennessee GO	5.000%	8/1/18	16,000	18,635
Tennessee GO	5.000%	8/1/18	5,185	6,039
Tennessee GO	5.000%	10/1/18	3,730	4,360
1 Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	3,500	3,811
				405,627
Texas (7.6%)
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	582
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	589
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,187
Austin TX GO	4.250%	9/1/16	2,480	2,705
Austin TX GO	5.000%	9/1/17	3,250	3,711
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	1,000	1,181
Austin TX Water & Wastewater System Revenue	5.000%	11/15/20	2,420	2,882
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/17	570	628
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	280
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/18	1,450	1,638
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	530	602
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	610	698
Central Texas Regional Mobility Authority Revenue PUT	3.000%	1/4/16	2,750	2,780
Dallas TX GO	5.000%	2/15/16 (ETM)	10	11
Dallas TX GO	5.000%	2/15/16	3,990	4,322
Dallas TX GO	5.000%	2/15/17 (ETM)	25	28
Dallas TX GO	5.000%	2/15/17	8,855	9,926
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	3,105	3,545
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/14	3,000	3,073
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16	4,000	4,435
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/17	1,200	1,367
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/18	500	579
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,924
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,924
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	1,000	1,170
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,500	2,936
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	1,000	1,174
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21	4,000	4,731
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,000	7,146
Denton TX Independent School District GO VRDO	0.120%	5/7/14	9,350	9,350
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.500%	8/1/14	11,140	11,203
El Paso TX Water & Sewer Revenue	5.000%	3/1/15 (4)	1,500	1,561
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,148
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,000	1,191
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,562
Fort Worth TX GO	5.000%	3/1/18	4,375	5,031
Fort Worth TX GO	5.000%	3/1/19	3,500	4,099
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,710
Frisco TX GO	5.000%	2/15/17	3,000	3,362
Frisco TX GO	5.000%	2/15/18	3,325	3,819
Frisco TX GO	5.000%	2/15/20	4,110	4,874
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,678
Grand Parkway TX Transportation Corp. System BAN	3.000%	12/15/16	189,000	200,775
3 Grand Parkway TX Transportation Corp. System Toll Revenue TOB VRDO	0.140%	5/7/14	3,800	3,800
3 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Children’s Hospital Project) TOB VRDO	0.160%	5/7/14	8,195	8,195
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.620%	6/1/17	3,865	3,865

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.720%	6/1/18	1,750	1,750
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.820%	6/1/19	2,250	2,250
2 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	0.870%	6/1/20	2,000	1,996
2 Harris County TX Cultural Education Facilities Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.170%	11/15/15	8,000	8,016
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/14	11,000	11,327
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/15	6,630	7,140
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.080%	5/1/14	11,100	11,100
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.080%	5/1/14	6,920	6,920
Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the
Greater Houston Area)	5.000%	6/1/16	720	774
Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the
Greater Houston Area)	5.000%	6/1/18	425	471
Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the
Greater Houston Area)	5.000%	6/1/19	1,410	1,573
Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,112
Harris County TX Flood Control District GO	5.250%	10/1/14 (Prere.)	8,360	8,539
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,359
Harris County TX GO	5.000%	10/1/15	2,000	2,136
Harris County TX GO	5.000%	10/1/16	4,500	4,996
Harris County TX GO	5.000%	10/1/17	6,775	7,745
Harris County TX GO	5.000%	10/1/18	4,805	5,609
3 Harris County TX GO TOB VRDO	0.130%	5/7/14	8,155	8,155
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital) VRDO	0.080%	5/1/14	2,900	2,900
3 Harris County TX Health Facilities Development Corp. Thermal Utility Revenue TOB VRDO	0.150%	5/7/14 (4)	5,060	5,060
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19	2,000	2,362
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,518
2 Harris County TX Toll Road Revenue	0.900%	8/15/18	4,000	4,044
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,094
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,094
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,689
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,971
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,757
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	3,960	4,369
3 Houston TX Airport System Revenue TOB VRDO	0.130%	5/7/14	1,360	1,360
Houston TX Community College System GO	5.000%	2/15/18	2,500	2,870
Houston TX Community College System GO	5.000%	2/15/19	870	1,017
Houston TX Community College System GO	5.000%	2/15/19	2,860	3,344
3 Houston TX Community College System GO TOB VRDO	0.170%	5/7/14 (4)	4,010	4,010
Houston TX GO	5.500%	3/1/16	6,905	7,553
Houston TX GO	5.000%	3/1/17	1,000	1,122
Houston TX GO	5.000%	3/1/18	1,000	1,150
Houston TX GO	5.000%	3/1/19	10,000	11,712
Houston TX GO	5.000%	3/1/19	12,195	14,283
Houston TX GO	5.000%	3/1/19	1,135	1,329
2 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) PUT	0.650%	11/16/17	10,000	10,043
Houston TX Independent School District GO	5.000%	2/15/17	2,375	2,661
Houston TX Independent School District GO	5.000%	2/15/18	1,755	2,019
Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,396
Houston TX Independent School District GO PUT	2.500%	6/1/15	7,200	7,375
Houston TX Utility System Revenue	5.250%	5/15/14 (Prere.)	10,000	10,021
Houston TX Utility System Revenue	5.000%	11/15/14	5,385	5,527
Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,366
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	2,067
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	15,461
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	15,694
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,918
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	7,129
Houston TX Utility System Revenue	5.000%	5/15/21	5,000	5,979
2 Houston TX Utility System Revenue PUT	0.720%	8/1/16	41,000	41,149
2 Houston TX Utility System Revenue PUT	0.870%	6/1/17	18,000	18,164
Klein TX Independent School District GO	5.000%	8/1/15 (Prere.)	2,800	2,967
3 Lone Star College System Texas GO TOB VRDO	0.130%	5/7/14	2,900	2,900
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	5	5

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	25	25
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	65	65
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14	8,905	8,923
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16 (ETM)	5	6
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,295	1,413
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,922
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,939
Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/16	2,000	2,171
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	2,979
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/17	3,310	3,699
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	2,010
Lubbock TX Independent School District GO VRDO	0.160%	5/7/14	14,800	14,800
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Allied Waste Inc. Project) PUT	0.350%	7/1/14	7,500	7,500
Mission TX Economic Development Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.750%	6/1/15	8,500	8,789
North Central TX Health Facilities Development Corp. Hospital Revenue (Children’s Medical Center
of Dallas Project)	5.000%	8/15/17	1,000	1,128
North Central TX Health Facilities Development Corp. Hospital Revenue (Children’s Medical Center
of Dallas Project)	5.000%	8/15/18	750	863
North Central TX Health Facilities Development Corp. Hospital Revenue (Children’s Medical Center
of Dallas Project)	5.000%	8/15/19	1,900	2,209
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,082
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,907
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,685
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,561
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,754
North Texas Tollway Authority System Revenue (Dallas North Tollway)	5.000%	1/1/15 (Prere.)	10,000	10,320
2 North Texas Tollway Authority System Revenue PUT	0.920%	1/1/19	15,000	15,000
3 North Texas Tollway Authority System Revenue TOB VRDO	0.130%	5/7/14 (13)	5,800	5,800
Northside TX Independent School District GO PUT	1.350%	6/1/14	14,300	14,314
Northside TX Independent School District GO PUT	1.900%	8/1/14	15,500	15,565
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/19	1,735	2,009
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/14	12,360	12,496
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/16	7,795	8,463
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	5,100	5,825
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/18	2,250	2,561
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19	1,000	1,150
San Antonio TX Electric & Gas Systems Revenue	5.375%	2/1/15	7,210	7,493
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/16	3,500	3,623
3 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.130%	5/7/14	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,635
San Antonio TX GO	5.000%	2/1/17	1,300	1,457
San Antonio TX GO	5.000%	8/1/17	1,070	1,219
San Antonio TX GO	5.000%	2/1/18	3,500	4,030
San Antonio TX GO	5.000%	8/1/18	1,000	1,166
San Antonio TX Water Revenue	5.000%	5/15/17	2,160	2,440
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,646
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,784
2 San Antonio TX Water Revenue PUT	0.800%	11/1/16	15,000	15,001
2 San Antonio TX Water Revenue PUT	0.520%	11/1/17	11,500	11,500
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/14	1,000	1,020
Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/16 (2)	2,000	2,214
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/19	2,225	2,587
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/20	1,845	2,157
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/21	2,400	2,802
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White
Healthcare Project)	5.000%	8/15/15	2,905	3,070
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White
Healthcare Project)	5.000%	8/15/16	1,310	1,431
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White
Healthcare Project)	5.000%	8/15/17	2,000	2,244
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Scott & White
Healthcare Project)	5.000%	8/15/20	1,520	1,770
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	7,730	8,091
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,788
Texas GO	5.000%	10/1/17	7,500	8,585

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas GO	5.000%	10/1/18	7,500	8,779
3 Texas GO TOB VRDO	0.120%	5/7/14	34,650	34,650
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/16	110	121
2 Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.590%	9/15/17	6,025	6,018
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	2,425	2,728
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	54,450	59,913
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/18	1,110	1,255
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	5,000	5,532
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	6,495	7,402
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	6,000	6,601
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	3,750	4,233
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	2,000	2,203
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/18 (15)	1,000	1,114
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/19 (15)	2,300	2,573
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/20 (15)	1,500	1,666
1 Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/18	15,000	16,134
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/18	1,865	1,967
1 Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	7/1/18	6,350	6,719
1 Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/19	8,750	9,115
Texas State University System Financing System Revenue	5.000%	3/15/15	7,005	7,300
Texas Tech University System Financing System Revenue	5.000%	2/15/15	4,000	4,153
Texas Tech University System Financing System Revenue	5.000%	8/15/17	2,115	2,406
Texas Tech University System Financing System Revenue	5.000%	8/15/18	3,065	3,558
Texas Tech University System Financing System Revenue	5.000%	8/15/19	3,040	3,574
Texas Tech University System Financing System Revenue	5.000%	8/15/20	5,000	5,929
3 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.120%	5/7/14	14,540	14,540
3 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.130%	5/7/14	20,410	20,410
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	2,079
Texas Transportation Commission Revenue	5.000%	4/1/20	27,500	32,816
Texas Transportation Commission Revenue PUT	1.250%	2/15/15	10,000	10,047
2 Texas Transportation Commission Revenue PUT	0.470%	4/1/17	57,000	57,024
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (2)	10,285	7,785
3 Texas University System Revenue Financing System Revenue TOB VRDO	0.130%	5/7/14	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	6,973
University of North Texas Revenue	5.000%	4/15/18	1,000	1,152
University of North Texas Revenue	5.000%	4/15/20	2,505	2,958
University of Texas Permanent University Fund Revenue	5.250%	8/15/16	10,090	11,219
University of Texas System Revenue Financing System Revenue	5.000%	8/15/14	1,325	1,344
University of Texas System Revenue Financing System Revenue	5.000%	8/15/14	1,775	1,800
University of Texas System Revenue Financing System Revenue	5.000%	8/15/17	25,135	28,655
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	6,505	7,577
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	4,525	5,271
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	9,255	10,966
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	5,000	5,924
University of Texas System Revenue Financing System Revenue CP	5.250%	8/15/14	2,855	2,898
				1,417,176
Utah (0.7%)
Alpine UT School District GO	5.000%	3/15/17	4,320	4,860
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/14	5,000	5,041
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/15	17,420	18,394
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17	1,300	1,472
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17	5,625	6,369
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	8,000	9,233
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/20	3,500	3,987
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.070%	5/1/14	2,300	2,300
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.070%	5/1/14	10,225	10,225
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,902
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,000	10,867
Utah GO	5.000%	7/1/17	6,125	6,959
Utah GO	5.000%	7/1/17	10,000	11,362
Utah GO	5.000%	7/1/18	19,000	22,096
Utah GO	5.000%	7/1/18	3,000	3,489
Utah Transit Authority Sales Tax Revenue	1.600%	6/15/18	14,000	14,104
				134,660
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,249
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,633
				13,882

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia (2.1%)
Arlington County VA Industrial Development Authority Hospital Revenue (Virginia Hospital Center
Arlington Health System)	5.000%	7/1/16	3,755	4,085
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,782
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,885
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	12,582
Fairfax County VA Public Improvement GO	5.000%	4/1/19	10,885	12,844
2 Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group) PUT	2.020%	2/1/17	6,500	6,512
Henrico County VA School District GO	5.000%	8/1/20	1,055	1,268
Loudoun County VA GO	5.000%	12/1/18	3,435	4,029
Norfolk VA GO	5.000%	3/1/15	5,910	6,149
Norfolk VA GO	5.000%	3/1/16	4,000	4,341
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/19	5,015	5,785
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/20	1,460	1,690
4 Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	5,000	5,297
University of Virginia Revenue	5.000%	9/1/17	1,275	1,455
University of Virginia Revenue	5.000%	6/1/20	500	599
University of Virginia Revenue	5.000%	6/1/21	2,660	3,221
Virginia Beach VA GO	5.000%	7/15/15	2,825	2,990
Virginia Beach VA GO	5.000%	7/15/16	6,905	7,611
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,757
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,487
Virginia Beach VA GO	5.000%	5/1/20	4,300	5,156
Virginia College Building Authority Educational Facilities Revenue (21st Century College
& Equipment Programs)	5.000%	2/1/16	3,090	3,342
Virginia College Building Authority Educational Facilities Revenue (21st Century College
& Equipment Programs)	5.000%	2/1/18	9,585	10,999
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/14 (ETM)	10	10
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/14	1,990	2,023
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	7,330	7,801
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15 (ETM)	20	21
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	3,380	3,597
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (ETM)	5	6
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	695	769
Virginia Commonwealth Transportation Board GAN	5.000%	9/15/20	3,130	3,737
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/17	3,015	3,388
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/17	5,070	5,697
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/17	2,970	3,389
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/18	3,280	3,776
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,115	9,393
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/19	1,750	2,052
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	8,525	10,030
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19	1,605	1,898
Virginia GO	5.000%	6/1/14	8,750	8,787
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/15	4,115	4,363
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	12,550	14,269
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	8,530	10,072
Virginia Public Building Authority Revenue	5.000%	8/1/14	8,000	8,099
Virginia Public School Authority Revenue	5.000%	8/1/14	3,815	3,862
Virginia Public School Authority Revenue	5.250%	8/1/14	3,000	3,039
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,590
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	15,904
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,409
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,732
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	35,296
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	19,363
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	19,151
1 Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	24,450
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	6,266
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	4,162

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,320
1 York County VA Economic Development Authority Pollution Control Revenue (VA Electric
& Power Co. Project) PUT	1.875%	5/16/19	11,750	11,779
				386,366
Washington (2.7%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/14 (2)	8,125	8,324
Central Washington University System Revenue	5.000%	5/1/17	1,860	2,083
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,240
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,371
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,501
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,548
1 Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/18	22,000	25,536
1 Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	1,160	1,383
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/17	14,000	15,884
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15	6,000	6,338
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/15	8,450	8,927
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/16	24,000	26,393
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/17	20,000	22,691
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,911
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,928
King County WA Sewer Revenue	5.000%	1/1/19	12,835	15,005
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,626
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,187
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,194
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	4,000	4,533
Seattle WA GO	5.000%	5/1/18	7,935	9,185
Seattle WA GO	5.000%	5/1/19	8,385	9,885
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	3,785
Seattle WA Water System Revenue	5.000%	2/1/15 (4)	4,725	4,897
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/25	16,485	17,104
University of Washington Revenue	5.000%	4/1/17	6,880	7,745
University of Washington Revenue	5.000%	4/1/18	7,225	8,336
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	11,762
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	7,500	7,534
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	16,483
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	10,840
Washington GO	5.000%	7/1/15 (2)	2,400	2,536
Washington GO	5.700%	10/1/15	2,730	2,837
Washington GO	5.000%	1/1/16	5,285	5,697
Washington GO	5.000%	1/1/16	20,000	21,561
Washington GO	5.000%	2/1/16	13,040	14,106
Washington GO	5.000%	2/1/16	3,995	4,321
Washington GO	5.000%	7/1/17	5,000	5,671
Washington GO	5.000%	8/1/17	6,605	7,510
Washington GO	5.000%	8/1/17	11,175	12,706
Washington GO	5.000%	7/1/18	21,220	24,574
Washington GO	5.000%	7/1/18	24,315	28,158
Washington GO	5.000%	7/1/18	15,000	17,371
Washington GO	5.000%	7/1/19	19,770	23,253
Washington GO	5.000%	7/1/19	14,580	17,149
Washington GO	5.000%	7/1/20	9,070	10,766
Washington GO	5.000%	8/1/20	10,000	11,879
Washington GO	5.000%	7/1/21	11,000	13,029
3 Washington GO TOB VRDO	0.130%	5/7/14	4,000	4,000
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,641
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,734
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/14	1,340	1,371
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,000	1,161
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/21	1,000	1,156
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,435
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,540
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/18	700	808
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,170
				504,299
West Virginia (0.4%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,046
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/14	9,265	9,415
West Virginia Commissioner of Highways Special Obligation Revenue	5.000%	9/1/15	7,150	7,598

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia Economic Development Authority Pollution Control Revenue (American Electric
Power Co.Inc.)	3.250%	5/1/19	10,000	10,297
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	15,000	15,280
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/15	3,070	3,227
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	4.125%	9/1/16	1,755	1,865
West Virginia University Revenue	5.000%	10/1/18	1,300	1,504
2 West Virginia University Revenue PUT	0.770%	10/1/14	10,000	10,003
				69,235
Wisconsin (1.5%)
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/16	3,125	3,457
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/17	3,370	3,835
Milwaukee WI GO	5.000%	5/1/16	6,000	6,551
Milwaukee WI GO	5.000%	5/1/18	11,655	13,452
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/18	750	854
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/20	660	760
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	7,171
Wisconsin GO	5.000%	5/1/14 (Prere.)	11,240	11,241
Wisconsin GO	5.000%	5/1/14	5,000	5,001
Wisconsin GO	5.000%	5/1/16	13,870	15,153
Wisconsin GO	5.000%	5/1/16	10,530	11,504
Wisconsin GO	5.000%	5/1/17	8,100	9,144
Wisconsin GO	5.000%	5/1/17	7,000	7,902
Wisconsin GO	5.000%	11/1/17	4,500	5,156
Wisconsin GO	5.000%	11/1/18	11,000	12,846
Wisconsin GO	5.000%	5/1/19	12,955	15,224
Wisconsin GO	5.000%	5/1/19	5,000	5,876
Wisconsin GO	5.000%	11/1/19	3,100	3,670
Wisconsin GO	5.000%	11/1/20	7,400	8,839
Wisconsin GO	5.000%	5/1/24	9,045	10,722
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/14	1,035	1,043
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/20	33,465	38,942
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,556
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,184
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	8,138
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,563
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,107
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,310
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	4.750%	8/15/14	2,000	2,025
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	5.125%	8/15/16	10,390	11,410
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	4.000%	8/15/17	1,000	1,098
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	8/15/18	1,000	1,154
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	4.000%	8/15/19	1,500	1,655
Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Services Inc.
Obligated Group)	5.000%	8/15/20	5,335	6,183
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/14 (4)	5,000	5,055
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,101
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18	730	826
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,255
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	10,986
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/14 (4)	4,145	4,178
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/15 (4)	11,390	12,014
Wisconsin Transportation Revenue	5.000%	7/1/15	2,100	2,219
				282,360
Total Tax-Exempt Municipal Bonds (Cost $18,169,851)				18,501,159

Limited-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
5 Vanguard Municipal Cash Management Fund (Cost $240,673)	0.111%	240,673,315	240,673
Total Investments (101.1%) (Cost $18,410,524)			18,741,832
Other Assets and Liabilities (–1.1%)
Other Assets			266,980
Liabilities			(464,054)
			(197,074)
Net Assets (100%)			18,544,758

At April 30, 2014, net assets consisted of:
			Amount
			($000)
Paid-in Capital			18,326,975
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(111,807)
Unrealized Appreciation (Depreciation)
Investment Securities			331,308
Futures Contracts			(1,718)
Net Assets			18,544,758

Investor Shares—Net Assets
Applicable to 206,041,831 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			2,279,376
Net Asset Value Per Share—Investor Shares			$11.06

Admiral Shares—Net Assets
Applicable to 1,470,292,080 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			16,265,382
Net Asset Value Per Share—Admiral Shares			$11.06

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2014.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $1,052,541,000, representing 5.7% of net assets.
4 Securities with a value of $2,723,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (0.9%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20	1,000	1,146
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21	1,500	1,718
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	3,695	4,132
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	2,520	2,818
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/30	6,905	7,544
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/31	7,245	7,882
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/32	7,000	7,559
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/19	58,350	66,418
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/20	60,660	68,795
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/21	62,600	70,595
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/22	13,595	15,331
Auburn University Alabama General Fee Revenue	4.000%	6/1/15	2,500	2,604
Auburn University Alabama General Fee Revenue	5.000%	6/1/16	3,690	4,041
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	3,160	3,573
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	1,550	1,751
Auburn University Alabama General Fee Revenue	5.000%	6/1/31	3,000	3,359
Birmingham AL GO	0.000%	3/1/32	5,000	4,675
Courtland AL Development Board Pollution Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	5,094
Huntsville AL GO	5.000%	3/1/26	2,540	2,949
Huntsville AL GO	5.000%	5/1/33	5,000	5,567
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,099
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,691
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,175
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	3,982
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	5,000	5,167
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,873
Jefferson County AL Sewer Revenue	5.000%	10/1/23	3,500	3,790
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	520
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	687
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	683
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17	8,700	8,726
1 Mobile AL Water & Sewer Commissioners Revenue TOB VRDO	0.100%	5/1/14 LOC	4,590	4,590
University of Alabama General Revenue	5.000%	7/1/21	10,530	12,630
				339,164
Alaska (0.2%)
Alaska GO	5.000%	8/1/24	5,000	6,039
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/25	3,075	3,515
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26	5,330	6,048
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/29	2,000	2,228
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,455
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	4,031
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	14,510	14,003
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	12,755	13,732
Valdez AK Marine Terminal Revenue (BP Pipelines)	5.000%	1/1/16	1,000	1,077
				56,128
Arizona (2.3%)
Arizona Board Regents Arizona State University System COP	5.000%	6/1/20 (2)	2,430	2,614
Arizona Board Regents Arizona State University System COP	5.000%	7/1/20 (14)	5,120	5,708
Arizona Board Regents Arizona State University System COP	5.000%	6/1/21 (2)	4,310	4,651
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/27	1,115	1,282
Arizona Board Regents Arizona State University System Revenue	6.000%	7/1/27	1,135	1,331
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/28	2,545	2,860
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	1,000	1,140
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/31	1,000	1,116
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/32	1,290	1,431
Arizona COP	5.000%	9/1/25 (4)	10,000	10,563
Arizona COP	5.000%	9/1/27 (4)	5,000	5,247
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21	3,480	3,932
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/22	3,100	3,481
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/23	5,000	5,525
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/27	6,500	6,910
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/24	10,000	11,176
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/25	7,500	8,365

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	1.970%	2/5/20	12,500	12,469
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	20,462
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	16,756
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	16,631
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	15,395
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	26,451
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	34,300	36,372
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	23,805
Arizona School Facilities Board COP	5.000%	9/1/17 (14)	26,755	28,360
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	14,932
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,523
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,000	8,066
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/18	10,000	11,255
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/19	10,000	11,242
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20	11,500	12,913
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21	16,300	18,289
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	11,729
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/24	10,000	11,149
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/25	7,540	8,394
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	8,180	8,247
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	2,000	2,016
Arizona Transportation Board Highway Revenue	5.000%	7/1/15 (Prere.)	9,460	9,994
Arizona Transportation Board Highway Revenue	5.000%	7/1/16 (Prere.)	10,035	11,031
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	10,232
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,709
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	5,000	5,647
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,580	16,364
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	3,500	4,187
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	6,000	7,281
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,706
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,251
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,695
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,671
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,872
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,175
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,038
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,089
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,323
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30	14,000	14,884
Glendale AZ Transportation Excise Tax Revenue	5.000%	7/1/23 (14)	4,235	4,714
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/16	6,500	7,086
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/17	10,000	11,208
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/18	6,000	6,679
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	7,261
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	1.000%	7/1/20	1,355	1,422
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	1.000%	7/1/28	690	750
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	1.000%	7/1/29	480	527
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	1.000%	7/1/30	375	412
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	10,224
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	4,000	4,426
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	11,756
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	14,173
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/14	5,110	5,152
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/23	5,000	5,668
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/24	2,235	2,533
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/27	9,530	10,658
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	9,555	10,559
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30	13,330	14,506
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	7,840	7,904
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	19,000	19,154
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/20	5,165	5,822
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22 (14)	5,420	5,833
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.750%	7/1/24	7,805	8,649
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.500%	7/1/24	2,500	2,915
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21 (14)	4,200	4,429
Phoenix AZ GO	5.000%	7/1/20	5,150	5,834
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	11,585

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County
Public Transportation)	5.250%	7/1/22	2,000	2,450
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County
Public Transportation)	5.250%	7/1/23	1,000	1,232
Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County
Public Transportation)	5.250%	7/1/25	1,000	1,226
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,992
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/27	10,000	11,207
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	2,750	3,064
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/30	2,095	2,379
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/35	7,250	7,665
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	28
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,770	4,281
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	3,965	4,539
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	9,642
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,212
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	22,132
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	3,153
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	310
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,658
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	7,535
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	8,008
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,281
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22	12,415	15,038
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,086
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,071
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/29	1,500	1,653
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/24	1,200	1,343
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/25	1,250	1,391
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/32	1,000	1,089
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.250%	8/1/32	1,500	1,664
				848,105
Arkansas (0.1%)
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22	2,000	2,399
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23	1,280	1,538
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	1,815	2,070
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	2,000	2,361
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	1,075	1,217
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	2,190	2,563
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27	1,695	1,908
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28	3,210	3,701
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29	3,355	3,844
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30	2,555	2,904
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/27	1,000	1,165
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/28	3,000	3,471
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/29	1,970	2,266
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/30	2,000	2,281
				33,688
California (12.2%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,516
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,016
Alameda CA Corridor Transportation Authority Revenue	5.000%	3/1/21	3,250	3,936
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/27	3,000	3,511
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/28	6,165	7,173
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/30	12,395	13,908
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/28	5,030	5,692
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/29	5,300	5,966
Bay Area CA Infrastructure Financing Authority Revenue	5.000%	8/1/14 (Prere.)	16,525	16,726
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	20,195	21,988
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	26,400	28,744
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	7,878
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	2,961
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	4,472
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	5,000	5,465
California Department of Water Resources Power Supply Revenue	5.000%	5/1/16	7,790	8,515
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	20,000	24,000
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	20,000	23,769
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	20,000	23,160
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	10,000	11,716
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	19,250	22,291
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/14	2,000	2,058

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/14	3,070	3,159
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16	2,695	3,016
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/16	5,000	5,595
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	28,925	29,163
California Economic Recovery GO	5.000%	7/1/15	41,775	42,115
California Economic Recovery GO	5.000%	7/1/20	20,000	23,732
California Economic Recovery GO	5.250%	7/1/21	50,000	59,706
California Economic Recovery GO PUT	5.000%	7/1/14	30,940	31,193
California GO	5.000%	6/1/14 (Prere.)	8,580	8,615
California GO	5.000%	8/1/14	6,355	6,434
California GO	5.000%	3/1/15	6,000	6,243
California GO	6.000%	2/1/16	1,500	1,649
California GO	5.000%	4/1/16	10,000	10,887
California GO	5.000%	9/1/16	8,000	8,853
California GO	5.000%	3/1/17	3,000	3,369
California GO	5.000%	4/1/17	13,050	14,693
2 California GO	0.870%	5/1/17	3,500	3,531
California GO	5.000%	10/1/17	20,000	22,864
California GO	5.500%	4/1/18	30,000	35,189
California GO	6.000%	4/1/18	11,480	13,705
California GO	5.000%	9/1/18	33,800	37,282
California GO	5.000%	12/1/18	85	85
California GO	5.500%	4/1/19	5,000	5,984
California GO	5.000%	4/1/20	18,000	20,977
California GO	5.000%	8/1/20	18,970	21,206
California GO	5.000%	11/1/20 (14)	5,000	5,715
California GO	5.000%	12/1/21	16,365	18,665
California GO	5.000%	3/1/22	6,375	6,885
California GO	5.000%	3/1/22 (2)	9,225	9,555
California GO	5.250%	9/1/22	35,000	42,790
California GO	5.250%	10/1/22	15,000	17,703
California GO	5.000%	3/1/23	36,120	37,361
California GO	5.000%	3/1/23	29,000	31,274
California GO	5.000%	9/1/23	9,770	11,822
California GO	5.000%	12/1/23	34,000	41,231
California GO	5.000%	3/1/24	30,115	32,407
California GO	5.000%	5/1/24	45,860	55,441
California GO	5.000%	10/1/24	19,500	22,256
California GO	5.000%	12/1/24	5,640	6,744
California GO	5.000%	10/1/25	20,000	23,357
California GO	5.000%	12/1/25	5,490	6,463
California GO	5.500%	8/1/26	23,665	27,707
California GO	5.000%	10/1/26	31,140	36,008
California GO	5.000%	10/1/27	11,250	12,923
California GO	5.250%	10/1/27	26,440	30,945
California GO	5.000%	11/1/27	17,380	20,106
California GO	5.000%	2/1/28	12,500	14,225
California GO	5.000%	11/1/28	9,175	10,529
California GO	5.750%	4/1/29	2,395	2,806
California GO	5.250%	9/1/29	10,460	12,169
California GO	5.000%	10/1/29	27,000	30,241
California GO	5.000%	10/1/29	4,445	4,926
California GO	5.250%	3/1/30	29,500	33,655
California GO	5.250%	9/1/30	25,480	29,443
California GO	5.750%	4/1/31	79,190	92,510
California GO	5.000%	6/1/31	3,000	3,105
California GO	5.000%	2/1/32	50,640	56,241
California GO	5.000%	2/1/33	79,605	88,030
California GO	6.500%	4/1/33	54,500	66,421
1 California GO TOB VRDO	0.260%	5/7/14 (4)	11,000	11,000
California GO VRDO	0.060%	5/1/14 LOC	10,250	10,250
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.125%	7/1/22	7,590	7,948
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	21,052
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,062
California Health Facilities Financing Authority Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	15,117
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,527
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,334
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,440
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,540
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,420
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,375

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,107
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,742
1 California Health Facilities Financing Authority Revenue (Dignity Health) TOB VRDO	0.180%	5/7/14 LOC	13,000	13,000
California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital
at Stanford) PUT	1.450%	3/15/17	4,000	4,076
California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital
at Stanford) PUT	1.450%	3/15/17	5,000	5,095
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/19	8,080	9,429
California Health Facilities Financing Authority Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,731
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/21	7,110	8,241
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,758
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	29,640
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	17,298
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33	4,250	4,648
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,818
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/15	7,550	8,027
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,577
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,900
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,204
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	10,000	11,866
1 California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges
Seismic Retrofit) TOB VRDO	0.110%	5/1/14 (ETM)	11,600	11,600
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	0.400%	4/1/16	18,000	17,998
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/15	1,615	1,664
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,070	2,208
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,730
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,700	1,831
California Municipal Finance Authority (Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,000	5,276
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/25	8,525	9,515
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/30	3,000	3,343
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,687
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/25	3,100	3,109
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/26	1,000	1,184
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	7,420	8,308
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/27	1,325	1,555
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/28	5,000	5,939
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/29	2,000	2,370
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/27	5,000	5,662
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/28	15,830	17,756
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/29	8,585	9,537
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/23	750	887
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/24	900	1,065
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24	10,000	11,376
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	8,017
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	5,695
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/27	3,120	3,527
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/27	1,660	1,904
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	14,448
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	8,832
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,710
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	11,722
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,327
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,482
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,647
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/14 (ETM)	8,370	8,371
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (ETM)	9,980	10,461
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	8,750	9,171
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	4,985	5,225
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	5,700	5,975
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	11,820	12,389
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	10,000	10,482
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	15,230	15,963
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	15,235	15,969
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	8,765	9,187
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	9,650	10,115
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	5/1/15 (Prere.)	7,500	7,861

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	9,926
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	2,700	3,171
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,186
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/24	13,665	16,253
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27	3,075	3,438
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,547
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31	4,250	4,657
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	10,456
California State University Revenue Systemwide	5.000%	11/1/26	14,775	16,827
California State University Revenue Systemwide	5.750%	11/1/27	5,000	5,939
California State University Revenue Systemwide	5.250%	11/1/28	7,395	8,571
California State University Revenue Systemwide	5.250%	11/1/29	7,790	8,977
California State University Revenue Systemwide	5.250%	11/1/30	7,960	9,138
California State University Revenue Systemwide	5.250%	11/1/31	4,000	4,498
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	40,230
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	23,693
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.150%	5/7/14	650	650
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	543
Cerritos CA Community College District GO	5.250%	8/1/28	3,540	4,133
Cerritos CA Community College District GO	5.250%	8/1/29	3,160	3,687
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	889
Cerritos CA Community College District GO	5.250%	8/1/30	4,235	4,840
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	452
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	7,000	8,029
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30	15,000	16,840
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31	5,000	5,580
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32	17,000	18,872
Contra Costa CA Community College District GO	5.000%	8/1/29	2,000	2,302
Contra Costa CA Community College District GO	5.000%	8/1/30	3,000	3,427
Contra Costa CA Community College District GO	5.000%	8/1/34	4,000	4,477
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/25	2,000	2,316
Cupertino CA Union School District GO	5.000%	8/1/28	1,000	1,185
Cupertino CA Union School District GO	5.000%	8/1/29	1,000	1,174
Cupertino CA Union School District GO	5.000%	8/1/30	2,000	2,331
Cupertino CA Union School District GO	5.000%	8/1/34	2,000	2,271
Cupertino CA Union School District GO	5.000%	8/1/35	5,000	5,646
2 East Bay CA Municipal Utility District Waste Water System Revenue PUT	0.440%	7/8/15	13,100	13,092
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/25	3,600	4,177
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/26	2,500	2,875
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/27	2,000	2,280
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	3,000	3,391
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	2,655	2,999
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,224
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,035
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,149
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,139
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,808
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,365
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,223
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,372
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	2,944
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,625
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,427
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	4,332
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	4,319
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23 (14)	2,875	1,910
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24 (14)	1,700	1,065
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25 (14)	2,055	1,225
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26 (14)	2,985	1,672
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28 (14)	2,875	1,428
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/28	20,090	12,142
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/29	2,000	1,203
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33	2,000	2,189
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23	38,000	43,032
Fresno CA Sewer Revenue	6.250%	9/1/14 (2)	3,275	3,337
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,585
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	8,384
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,716
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	148
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	2,449
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/14	9,000	9,030

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/15	6,505	6,761
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/16	12,545	13,451
Golden State Tobacco Securitization Corp. California Revenue	4.500%	6/1/27	92,095	80,471
Hacienda La Puente CA Unified School District GO	5.000%	8/1/25 (4)	7,000	8,066
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	5,200	5,575
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,493
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,335
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	838
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	1,646
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	50	56
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	230	260
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24	90	100
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/28	125	147
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,347
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,636
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,820
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	9,043
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,216
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,434
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	1,785
Los Angeles CA Community College District GO	5.000%	8/1/28	7,210	8,223
Los Angeles CA Community College District GO	5.250%	8/1/29	4,145	4,836
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23	3,115	3,558
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	5,705	6,552
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	3,250	3,661
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	3,250	3,654
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/28	3,960	4,437
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	12,750	14,747
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	5,000	5,752
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	22,715	26,077
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	11,185	12,688
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,970
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	16,662
Los Angeles CA Municipal Improvement Corp. Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	9,000	9,358
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	7,591
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	8,020
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	13,628
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	4,000	4,499
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	10,000	11,248
Los Angeles CA Unified School District GO	5.000%	7/1/22 (4)	22,410	25,178
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	33,418
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	24,035	26,231
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	6,425	7,213
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,399
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	5,885
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	10,000	10,544
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	7,330	8,189
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,627
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,416
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	7,357
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	4,000	4,211
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,412
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	11,281
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/17	7,880	8,983
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	5,853
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/16	3,450	3,801
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,677
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/27	1,475	1,652
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/28	2,000	2,225
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29	2,365	2,615
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/32	3,000	3,255
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,053
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,236
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,173
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,316
Mount San Antonio CA Community College District GO	0.000%	8/1/28	3,000	2,222
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/15 (Prere.)	14,775	15,669
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	5,182
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,716
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,158
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,349

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,396
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	8,200
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	5,073
Orange County CA Sanitation District COP	5.000%	2/1/29 (4)	2,500	2,749
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	9,740	9,746
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	10,539
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	12,033
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	10,999
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	6,089
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	3,816
Paramount CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	2,907
Poway CA Unified School District GO	0.000%	8/1/29	5,000	2,548
Rancho Santiago CA Community College District GO	5.000%	9/1/25	6,690	7,993
Rancho Santiago CA Community College District GO	5.000%	9/1/26	16,145	19,098
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,753
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,797
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	5,196
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,666
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/27	4,980	5,994
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/29	7,805	9,240
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/25	8,790	5,178
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/26	3,375	1,874
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/27	5,480	2,851
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/28	9,395	4,559
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/29	11,075	5,045
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,283
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20	4,735	5,239
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	105	116
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	125	138
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/26	125	138
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28	110	122
Sacramento CA Municipal Utility District Financing Authority Revenue	5.000%	7/1/18 (14)	2,000	2,175
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/24	720	802
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/26	1,200	1,317
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,992
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,713
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	6,294
Sacramento County CA GO	5.000%	2/1/15	9,190	9,466
Sacramento County CA GO	5.000%	2/1/17	4,650	5,041
Sacramento County CA GO	5.250%	2/1/18	6,140	6,771
Sacramento County CA GO	5.250%	2/1/19	4,940	5,483
Sacramento County CA GO	5.500%	2/1/20	4,700	5,300
Saddleback Valley CA Unified School District GO	5.000%	8/1/14 (Prere.)	5,460	5,527
San Bernardino CA City Unified School District GO	5.000%	8/1/29 (4)	1,960	2,156
San Bernardino CA City Unified School District GO	5.000%	8/1/30 (4)	1,180	1,290
San Bernardino CA City Unified School District GO	5.000%	8/1/31 (4)	1,320	1,431
San Bernardino CA City Unified School District GO	5.000%	8/1/32 (4)	1,400	1,510
San Bernardino CA Community College District GO	5.000%	8/1/24	12,065	14,349
San Bernardino CA Community College District GO	5.000%	8/1/25	13,965	16,321
San Bernardino CA Community College District GO	5.000%	8/1/26	14,080	16,270
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/17	2,500	2,773
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/18	8,995	10,156
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19	8,500	9,697
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,482
San Diego CA Community College District GO	5.000%	8/1/27	3,865	4,423
San Diego CA Community College District GO	5.000%	8/1/27	8,350	9,556
San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,420
San Diego CA Community College District GO	5.000%	8/1/28	8,820	10,036
San Diego CA Community College District GO	5.000%	8/1/29	4,315	4,880
San Diego CA Community College District GO	5.000%	8/1/30	5,000	5,768
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	21,217
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,821
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/25	10,000	11,666
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/28	2,000	2,278
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	5,585	7,038
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	21,210
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	8,591
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	2,500	2,712
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21	5,000	5,837
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22	9,135	10,524
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22	5,500	6,397

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26	3,370	3,925
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	10,000	11,194
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/34	14,000	15,465
San Francisco CA City & County Unified School District GO	4.000%	6/15/31	13,670	14,013
San Francisco CA City & County Unified School District GO	4.000%	6/15/32	3,950	4,021
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	8,963
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20 (2)	20,000	21,370
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23 (2)	24,900	25,999
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24 (14)	29,885	31,042
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/27	2,400	2,532
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/28	1,175	1,240
San Jose CA Redevelopment Agency Tax Allocation Revenue	6.500%	8/1/28	25,385	27,423
San Jose-Evergreen CA Community College District GO	5.000%	9/1/29	1,510	1,758
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	2,745	3,169
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	3,445	3,977
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,010	3,449
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,840	4,400
San Jose-Evergreen CA Community College District GO	5.000%	9/1/32	3,095	3,535
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.625%	7/15/25	1,000	1,099
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.250%	7/15/28	2,000	2,295
San Ramon Valley CA Unified School District GO	5.000%	8/1/14 (Prere.)	12,800	12,957
San Ramon Valley CA Unified School District GO	5.000%	8/1/26	3,385	3,998
San Ramon Valley CA Unified School District GO	5.000%	8/1/27	1,080	1,265
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	1,674
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,023
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	15,973
Santa Monica CA Community College District GO	0.000%	8/1/23	9,045	6,858
Santa Monica CA Community College District GO	5.000%	8/1/24	4,210	5,084
Santa Monica CA Community College District GO	5.000%	8/1/25	5,000	5,955
Santa Monica CA Community College District GO	5.000%	8/1/26	8,650	10,202
Santa Monica CA Community College District GO	0.000%	8/1/27	6,565	4,047
Santa Monica CA Community College District GO	5.000%	8/1/27	5,290	6,188
Santa Monica CA Community College District GO	0.000%	8/1/28	7,105	4,080
Santa Monica CA Community College District GO	0.000%	8/1/29	12,640	6,806
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	6,335
Southern California Public Power Authority Revenue	5.000%	7/1/22	10,000	11,641
Southern California Public Power Authority Revenue	5.000%	7/1/27	10,000	11,473
Southern California Public Power Authority Revenue	5.000%	7/1/28	10,000	11,495
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,500	2,868
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26	9,000	10,290
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/27	90	99
1 Sweetwater CA Unified School District GO TOB VRDO	0.140%	5/7/14 (13)	2,845	2,845
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,464
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	15,022
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	15,199
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	10,548
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,274
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,489
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,660
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,409
University of California Revenue	5.000%	5/15/21	10,625	11,235
University of California Revenue	5.000%	5/15/23	1,500	1,780
University of California Revenue	5.500%	5/15/24	14,675	17,554
University of California Revenue	5.000%	5/15/26	12,915	15,061
University of California Revenue	5.000%	5/15/27	5,000	5,799
University of California Revenue	5.000%	5/15/28	25,995	30,234
University of California Revenue	5.000%	5/15/30	2,830	3,217
University of California Revenue	5.000%	5/15/32	21,800	24,640
University of California Revenue	5.000%	5/15/33	31,200	35,057
University of California Revenue	5.000%	5/15/34	38,420	42,853
University of California Revenue PUT	5.000%	5/15/23	47,000	56,903
1 University of California Revenue TOB VRDO	0.090%	5/1/14	4,800	4,800
Ventura County CA Community College District GO	0.000%	8/1/23	6,155	4,520
Ventura County CA Community College District GO	0.000%	8/1/24	8,050	5,636
Ventura County CA Community College District GO	5.000%	8/1/24	1,070	1,298
Ventura County CA Community College District GO	0.000%	8/1/25	8,000	5,348
Ventura County CA Community College District GO	5.000%	8/1/25	1,300	1,550
Ventura County CA Community College District GO	0.000%	8/1/26	8,500	5,372
Ventura County CA Community College District GO	0.000%	8/1/27	8,500	4,988
Ventura County CA Community College District GO	5.000%	8/1/27	1,000	1,165
Ventura County CA Community College District GO	5.000%	8/1/28	1,000	1,155

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ventura County CA Community College District GO	5.000%	8/1/29	1,000	1,146
Ventura County CA Public Financing Authority COP	5.625%	8/15/27	1,000	1,187
Ventura County CA Public Financing Authority COP	5.750%	8/15/28	1,750	2,091
Ventura County CA Public Financing Authority COP	5.750%	8/15/29	1,750	2,057
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,870
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,705
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,052
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	6,085
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,658
West Contra Costa CA Unified School District GO	0.000%	8/1/17 (12)	1,565	1,494
West Contra Costa CA Unified School District GO	0.000%	8/1/18 (12)	3,000	2,799
West Contra Costa CA Unified School District GO	0.000%	8/1/19 (12)	4,190	3,757
West Contra Costa CA Unified School District GO	0.000%	8/1/20 (12)	6,000	5,129
West Contra Costa CA Unified School District GO	0.000%	8/1/28 (14)	5,230	2,789
West Contra Costa CA Unified School District GO	0.000%	8/1/32 (12)	5,000	2,119
West Contra Costa CA Unified School District GO	5.000%	8/1/32 (4)	6,270	6,868
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (12)	2,810	1,121
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,138
				4,426,631
Colorado (1.4%)
Aurora CO COP	5.000%	12/1/19	1,050	1,218
Aurora CO COP	5.000%	12/1/20	2,000	2,290
Aurora CO COP	5.000%	12/1/21	3,505	4,040
Aurora CO COP	5.000%	12/1/22	4,730	5,431
Aurora CO COP	5.000%	12/1/23	4,465	5,106
Aurora CO COP	5.000%	12/1/24	4,215	4,820
Aurora CO COP	5.000%	12/1/25	5,475	6,236
Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/24	1,000	1,203
Broomfield CO City & County COP	5.000%	12/1/24	2,685	3,013
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,144
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,285
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,160
Castle Rock CO COP VRDO	0.140%	5/7/14 LOC	28,870	28,870
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23	5,000	5,998
Colorado Department of Transportation Revenue	5.000%	12/15/15 (14)	37,825	40,741
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,502
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29	50,000	57,174
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	14,000	15,259
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	1/1/33	8,385	8,899
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.320%	5/1/14	5,300	5,300
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,089
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	6,797
Colorado Health Facilities Authority Revenue (Poudre Valley Health Care Inc. & Medical Center
of the Rockies)	5.000%	3/1/25	4,900	4,967
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	6,100	6,884
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	13,175	14,868
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30	20,955	23,006
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,507
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	17,126
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,505
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,600
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,399
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,622
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	16,156
Denver CO City & County COP VRDO	0.090%	5/1/14	1,000	1,000
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/17 (14)	24,490	22,643
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	7,850	8,827
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	6,355	7,146
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	15,100	12,922
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21	27,500	21,453
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/22 (14)	11,315	8,379
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	15,425	10,703
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	20,000	13,059
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25	1,500	1,622
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	2,500	2,712
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	5,888
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	6,868
University of Colorado Enterprise System Revenue	5.000%	6/1/15 (Prere.)	6,515	6,855
University of Colorado Enterprise System Revenue	5.000%	6/1/20 (14)	5,785	6,558
University of Colorado Enterprise System Revenue	5.000%	6/1/21 (14)	90	94
University of Colorado Enterprise System Revenue	5.500%	6/1/24	2,000	2,384

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Colorado Enterprise System Revenue	5.000%	6/1/26	1,250	1,451
University of Colorado Enterprise System Revenue	5.500%	6/1/26	2,750	3,253
University of Colorado Enterprise System Revenue	5.000%	6/1/27	2,085	2,407
University of Colorado Enterprise System Revenue	5.000%	6/1/28	2,480	2,841
University of Colorado Enterprise System Revenue	5.000%	6/1/29	2,445	2,781
University of Colorado Enterprise System Revenue	5.000%	6/1/30	2,720	3,077
University of Colorado Enterprise System Revenue	5.000%	6/1/31	1,850	2,081
University of Colorado Enterprise System Revenue	5.000%	6/1/32	1,950	2,182
University of Colorado Enterprise System Revenue	5.000%	6/1/33	3,155	3,512
University of Colorado Hospital Authority Revenue	5.000%	11/15/27	6,000	6,627
University of Colorado Hospital Authority Revenue	6.000%	11/15/29	9,850	11,128
				522,668
Connecticut (1.2%)
Connecticut GO	5.500%	12/15/14	7,700	7,960
Connecticut GO	5.000%	4/15/15	16,155	16,907
Connecticut GO	5.000%	4/15/15	2,325	2,433
Connecticut GO	5.000%	5/1/15	1,865	1,956
2 Connecticut GO	0.620%	5/15/15	5,000	5,012
Connecticut GO	5.000%	11/1/15	5,000	5,361
Connecticut GO	5.000%	12/1/15 (14)	6,700	6,727
Connecticut GO	5.000%	12/15/15	14,345	15,463
Connecticut GO	5.000%	4/15/16	13,725	14,960
2 Connecticut GO	0.770%	5/15/16	8,400	8,446
2 Connecticut GO	0.770%	5/15/16	5,000	5,022
2 Connecticut GO	0.890%	5/15/17	5,000	5,040
Connecticut GO	5.000%	11/1/17	7,750	8,855
2 Connecticut GO	1.040%	5/15/18	14,000	14,166
Connecticut GO	5.000%	12/15/18	11,000	12,271
2 Connecticut GO	1.370%	4/15/20	17,000	17,299
Connecticut GO	5.000%	11/1/20	4,970	5,923
2 Connecticut GO	0.870%	3/1/21	4,305	4,288
Connecticut GO	5.000%	11/1/21	5,000	5,986
Connecticut GO	5.000%	4/15/22	6,005	7,203
Connecticut GO	5.000%	6/1/22	8,010	9,622
Connecticut GO	5.000%	9/15/22	6,830	8,233
Connecticut GO	5.000%	11/1/23	10,000	11,723
Connecticut GO	5.000%	10/15/24	10,805	12,747
Connecticut GO	5.000%	3/1/25	19,440	22,892
Connecticut GO	5.000%	11/1/26	9,250	10,622
Connecticut GO	5.000%	3/1/30	8,900	10,226
Connecticut GO	5.000%	3/1/31	10,500	11,979
Connecticut GO	5.000%	4/15/32	4,000	4,452
Connecticut GO	5.000%	8/15/32	20,000	22,564
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,216
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	15,982
Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	9,655
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/14	7,315	7,495
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/17	7,090	8,114
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/23	12,085	13,870
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/24	10,880	12,456
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25	19,445	22,913
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/25	12,515	14,287
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/26	8,225	9,623
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27	15,000	17,399
Hartford CT GO	5.000%	4/1/28	2,055	2,278
Hartford CT GO	5.000%	4/1/30	2,000	2,193
				436,819
Delaware (0.1%)
Delaware GO	5.000%	7/1/16	3,215	3,537
Delaware GO	5.000%	10/1/16	19,895	22,091
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/29	10,000	11,373
University of Delaware Revenue	5.000%	11/1/22	1,000	1,146
				38,147
District of Columbia (0.5%)
District of Columbia GO	0.000%	6/1/14 (14)	16,650	16,645
District of Columbia GO	5.000%	6/1/19 (4)	5,325	6,049
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,437
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,780
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,901
District of Columbia Revenue (American University) VRDO	0.090%	5/1/14 LOC	9,400	9,400

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Revenue (Georgetown University)	5.000%	4/1/21 (2)	5,610	6,132
District of Columbia Revenue (Georgetown University)	5.000%	4/1/22 (2)	5,800	6,317
District of Columbia Revenue (Georgetown University)	5.000%	4/1/23 (2)	6,600	7,188
District of Columbia Revenue (Georgetown University)	5.000%	4/1/24 (2)	6,190	6,742
District of Columbia Revenue (Georgetown University) PUT	4.700%	4/1/18	23,500	26,101
District of Columbia Revenue (World Wildlife Fund Inc.) VRDO	0.150%	5/7/14 LOC	19,500	19,500
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	9,595	10,861
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	5,115	5,790
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,628
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	7,695	8,661
				166,132
Florida (6.7%)
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,644
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,663
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,186
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,455
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	6,725
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	6,724
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,302
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	5,052
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,296
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,131
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,558
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,272
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,072
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,460
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,508
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,185
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	8,594
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,022
Broward County FL GO	5.000%	1/1/20	9,185	10,898
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,953
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	14,137
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/22	10,650	12,788
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/23	2,000	2,296
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	20,000	20,093
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/15	70,000	73,585
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	10,000	10,898
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/16	16,000	17,437
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	23,000	25,962
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/
Commercial Lines Account)	5.000%	6/1/16	50,000	54,490
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/
Commercial Lines Account)	5.000%	6/1/19	19,150	22,036
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/
Commercial Lines Account)	5.000%	6/1/20	21,100	24,252
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	8,892
Florida Board of Education Capital Outlay GO	5.000%	1/1/16	8,000	8,333
Florida Board of Education Capital Outlay GO	5.000%	1/1/17	4,600	4,790
Florida Board of Education Capital Outlay GO	5.000%	6/1/22	7,050	8,534
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	12,545	13,341
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	11,590	12,325
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	11,235	11,948
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	5,410	5,753
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	5,305	5,648
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,639
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,252
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	16,632
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	15,460
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	13,090
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	16,195
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	15,138
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	15,894
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	17,797
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	3,910	3,926
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/14	4,005	4,022
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	4,105	4,321
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	5,540	5,831
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/15	4,205	4,426
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	2,905	3,425
Florida Board of Education Public Education Capital Outlay GO	4.750%	6/1/20	26,350	27,812

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	5,585	6,551
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	3,500	3,981
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	5,000	5,842
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	3,040	3,680
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	2,125	2,483
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23	7,000	9,053
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/30	15,000	16,912
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31	5,000	5,610
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17	8,175	9,236
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	5,855	6,709
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24 (14)	10,000	10,562
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	9,025	10,029
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24 (14)	10,045	10,657
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	10,025	11,399
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,445
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	9,475	10,529
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	10,525	11,880
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26 (14)	10,045	11,132
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	9,950	11,027
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	11,055	12,478
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	5,445	6,018
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	11,605	12,935
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/28	10,970	12,085
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,325
Florida Department of Transportation GO	5.000%	7/1/22	6,055	7,042
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32	1,000	1,022
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/14	14,000	14,115
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	5.000%	7/1/16	50,000	54,791
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	11,773
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	13,953
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,451
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,375
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,601
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,228
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,611
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,553
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,411
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,410
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	2,917
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,432
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20	2,000	2,307
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	7,340	8,060
Gainesville FL Utilities System Revenue VRDO	0.080%	5/1/14	37,700	37,700
Gainesville FL Utility System Revenue VRDO	0.090%	5/1/14	10,710	10,710
Greater Orlando Aviation Authority Orlando Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,878
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	879
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	134
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	155
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	279
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	204
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,413
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,307
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/18	1,700	1,817
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,464
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,460
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/20	1,000	1,067
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/20	875	933
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/20	7,000	8,010

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,478
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/21	1,000	1,065
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/21	135	144
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,307
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/22	1,000	1,064
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/22	740	788
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/23	500	531
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/23	1,310	1,392
Hillsborough County FL Assessment Revenue	5.000%	3/1/22 (14)	6,260	6,491
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,660
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,107
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,886
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.500%	8/15/17 (ETM)	3,650	4,043
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/28	12,300	13,398
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/31	12,500	13,452
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34	3,000	3,171
Hillsborough County FL Industrial Development Authority Revenue (University Community Hospital)	6.500%	8/15/19 (ETM)	3,500	4,115
Hillsborough County FL School Board (Master Lease Program) COP	5.500%	7/1/14 (14)	4,370	4,409
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27	12,000	13,450
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28	14,000	15,564
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29	15,070	16,630
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	18,221
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,659
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	2,500	2,858
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	600	712
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/23	750	884
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	7,025	8,201
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25	2,000	2,309
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27	4,490	5,109
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28	3,900	4,324
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	2,075	2,294
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20 (14)	5,000	5,213
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	6,160	6,803
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/31	17,495	19,151
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	6,134
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,440
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,736
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	14,287
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	18,173
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,456
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,177
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	1,931
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,292
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,159
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	500	515
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,047
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,216
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,519
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,840
Lee Memorial Health System Florida Hospital Revenue VRDO	0.120%	5/7/14 LOC	1,275	1,275
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,497
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,559
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,564
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,770
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,828
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,684
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,223
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	1,250	1,401
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	2,000	2,224

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,318
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,250	2,467
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,386
1	Miami-County FL Transit Sales Surtax Revenue TOB VRDO	0.160%	5/7/14	7,600	7,600
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23 (12)	1,800	2,051
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	1,460	1,667
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,630	2,981
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	5,000	5,907
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	6,500	7,271
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	7,200	7,933
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,298
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	5,500	6,037
1	Miami-Dade County FL Aviation Revenue (Miami International Airport) TOB VRDO	0.130%	5/7/14 (13)	8,420	8,420
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,235
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,733
	Miami-Dade County FL School Board COP	5.000%	5/1/16 (ETM)	9,335	10,184
	Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,698
	Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	6,333
	Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,929
	Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,605
	Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,916
	Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	28,442
	Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,738
	Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	31,094
	Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	15,939
	Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,458
	Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	14,438
	Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	17,461
	Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	10,841
1	Miami-Dade County FL School Board COP TOB PUT	0.640%	5/8/14 LOC	12,690	12,690
1	Miami-Dade County FL School Board COP TOB PUT	0.650%	5/8/14 LOC	16,625	16,625
1	Miami-Dade County FL School Board COP TOB PUT	0.650%	5/8/14 LOC	16,545	16,545
[1,2]	Miami-Dade County FL School Board COP TOB PUT	0.640%	6/12/14 LOC	27,245	27,245
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,635
	Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	2,943
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	2,000	2,256
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25	2,750	3,075
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26	11,340	12,573
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,500	2,755
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28	8,840	9,685
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	2,374
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	10,000	10,880
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	12,000	13,011
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	4,000	4,337
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	905
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	13,500	14,486
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	1,145
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	11,550	12,300
1	Miami-Dade County FL Special Obligation Revenue TOB VRDO	0.100%	5/1/14 LOC	16,939	16,939
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/27	4,000	4,514
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/28	2,060	2,307
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/30	8,000	8,870
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31	6,250	6,892
	Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/32	1,650	1,811
	Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	23,681
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	8,258
	North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,309
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	9,004
	Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,625
	Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,377
	Orange County FL School Board COP	4.500%	8/1/26	8,400	9,049
	Orange County FL School Board COP	4.500%	8/1/27	7,000	7,364
	Orange County FL Tourist Development Revenue	5.000%	10/1/17	5,955	6,712
	Orange County FL Tourist Development Revenue	5.000%	10/1/18 (14)	18,980	21,429
	Orange County FL Tourist Development Revenue	5.000%	10/1/20 (14)	15,345	17,069
	Orange County FL Tourist Development Revenue	5.000%	10/1/21 (14)	16,605	18,389
	Orange County FL Tourist Development Revenue	5.000%	10/1/27 (2)	12,630	13,350
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/27	7,780	8,604
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30	3,500	3,755
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/31	23,030	25,114
	Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32	9,875	10,705

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35	5,000	5,265
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22	3,245	3,983
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23	4,000	4,850
Orlando FL Utility Commission Water & Electric Revenue	5.250%	10/1/14 (ETM)	4,500	4,596
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	577
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	803
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	909
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,166
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	1,679
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	6,744
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,544
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,565
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/17	6,000	6,825
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/18	6,000	6,943
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/28	15,000	17,215
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,658
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,635
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	10,716
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,113
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/23	2,505	2,896
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,506
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,316
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	6,136
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,677
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,187
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,462
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	8,507
South Florida Water Management District COP	5.000%	10/1/14 (2)	9,460	9,640
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	6,165
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,304
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,381
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	8,740
1 South Florida Water Management District COP TOB VRDO	0.100%	5/1/14	3,000	3,000
St. Johns County FL Development Authority Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/30	1,500	1,606
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,826
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.000%	7/1/24	500	544
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.000%	7/1/28	500	523
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.000%	7/1/29	500	521
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.125%	7/1/34	1,000	1,035
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/23	5,985	6,755
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.125%	9/1/24	4,625	5,191
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/27	4,250	4,790
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/28	4,450	4,978
Tallahassee FL Energy System Revenue	5.250%	10/1/14 (4)	3,980	4,062
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.250%	12/1/20	10,000	10,039
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	12,973
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,604
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,421
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,608
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/19	3,580	4,159
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/21	18,420	20,960
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/22	13,395	14,951
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33	14,686	15,813
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,141
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,224
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,115
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,143
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,647
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,091
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,329
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	2,675	2,851
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	2,020	2,153

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	9,450	10,073
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	15,100	16,095
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	11,355	12,103
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	13,470	14,358
Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,329
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/29	2,300	2,704
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,672
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,227
				2,409,237
Georgia (2.6%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	4,000	4,605
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	10,000	11,473
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/24	1,600	1,892
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/28	3,000	3,416
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29	3,000	3,395
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/30	5,000	5,628
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/31	5,000	5,589
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/32	4,000	4,447
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33	2,000	2,210
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/34	2,000	2,198
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,307
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,610
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,186
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,856
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,826
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,574
Atlanta GA Airport Revenue	5.000%	1/1/31	2,500	2,803
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,843
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,832
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	7,836
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,238
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	9,241
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21	1,000	1,233
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,541
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,060
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	18,794
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	6,894
2 Atlanta GA Water & Wastewater Revenue PUT	1.602%	11/1/18	21,685	22,085
Burke County GA Development Authority Pollution Control Revenue (Georgia Power Co. Plant
Vogtle Project) PUT	1.750%	6/1/17	15,500	15,724
Carroll County GA School District GO	4.000%	4/1/15	1,300	1,345
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,262
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/28	4,000	4,518
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/29	3,500	3,905
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/30	2,500	2,787
Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/34 (2)	1,000	1,175
Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/37 (2)	7,500	8,141
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/22	1,675	1,915
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/23	1,975	2,233
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/24	1,000	1,123
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/27	6,880	7,582
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/17	1,250	1,415
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20	1,400	1,596
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,654
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,746
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,481
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,440
Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,997
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,969
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,145
Georgia GO	5.000%	7/1/14	7,800	7,865
Georgia GO	5.000%	7/1/14	7,290	7,351
Georgia GO	5.500%	7/1/14	10,750	10,848
Georgia GO	5.000%	10/1/14	18,385	18,762
Georgia GO	5.000%	7/1/15	28,875	30,511
Georgia GO	5.000%	7/1/15	15,000	15,850
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	7,534
Georgia GO	5.000%	10/1/15	16,495	17,620
Georgia GO	5.000%	12/1/15	10,000	10,758
Georgia GO	5.000%	7/1/16	8,625	9,489
Georgia GO	5.000%	7/1/16	2,705	2,976

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	7/1/16	18,290	20,122
Georgia GO	5.000%	7/1/16	5,300	5,596
Georgia GO	5.000%	11/1/17	5,590	6,412
Georgia GO	5.000%	7/1/19	16,515	19,569
Georgia GO	5.000%	7/1/20	14,920	17,903
Georgia GO	5.000%	11/1/20	9,240	11,125
Georgia GO	5.000%	10/1/21	8,000	9,721
Georgia GO	5.000%	1/1/22	9,415	11,444
Georgia GO	5.000%	7/1/23	20,160	24,410
Georgia Municipal Electric Power Authority Revenue	6.500%	1/1/17 (14)	6,045	6,551
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	12,000	14,082
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	4,000	4,663
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/25	1,300	1,501
Georgia Road & Tollway Authority GAN	5.000%	6/1/14 (14)	3,000	3,013
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	27,395	27,508
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,735	16,804
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	22,353
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	28,557
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	18,225
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,931
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/15	7,915	8,392
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,617
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,408
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/15	6,380	6,624
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	2,340	2,557
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/19	30	34
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	23,970	26,718
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	6,765	7,498
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	37,000	41,429
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	10,720	11,826
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/28	70	82
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	5,829
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,466
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,000	3,488
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,674
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	17,523
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	16,588
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	13,138
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.250%	1/1/16	3,480	3,759
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.750%	1/1/19	51,440	60,837
Municipal Electric Authority Georgia Revenue (Project One)	5.250%	1/1/16	6,580	7,107
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,600	8,923
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,836
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	19,272
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,408
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,392
				958,244
Guam (0.0%)
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,566

Hawaii (0.6%)
Hawaii Airports System Revenue	5.250%	7/1/30	16,975	18,966
Hawaii GO	5.000%	10/1/14 (Prere.)	7,000	7,141
Hawaii GO	5.000%	10/1/14 (Prere.)	5,000	5,101
Hawaii GO	5.000%	10/1/14 (Prere.)	3,000	3,061
Hawaii GO	5.000%	3/1/16 (Prere.)	4,515	4,899
Hawaii GO	5.000%	6/1/16	4,295	4,708
Hawaii GO	5.000%	11/1/16	8,275	9,216
Hawaii GO	5.000%	7/1/17 (2)	45,035	47,474
Hawaii GO	5.000%	12/1/18	9,250	10,820
Hawaii GO	5.000%	12/1/20	4,480	5,355
Hawaii GO	5.000%	11/1/22	11,155	13,486
Hawaii GO	5.000%	12/1/22	10,000	12,039
Hawaii GO	5.000%	11/1/24	22,305	26,455
Hawaii GO	5.000%	3/1/25 (4)	1,485	1,604
Hawaii GO	5.000%	11/1/25	7,500	8,830
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,553
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,392
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,055
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,627
Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,205

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,294
Honolulu HI City & County GO	5.000%	8/1/28	5,000	5,691
				206,972
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	2,000	2,287
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	1,000	1,143
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.125%	12/1/28	12,050	14,042
Idaho Housing & Finance Association RAN	5.000%	7/15/14	4,890	4,939
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,758
				28,169
Illinois (7.1%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,435
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	2,435	2,670
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,062
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,817
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,740
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	4,841
Chicago IL Board of Education GO	5.000%	12/1/19	2,600	2,935
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,624
Chicago IL Board of Education GO	5.000%	12/1/19 (12)	1,015	1,131
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	5,300	5,867
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,600
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,100	21,746
Chicago IL Board of Education GO	5.000%	12/1/20	2,250	2,555
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,798
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	11,264
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,187
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	2,023
Chicago IL Board of Education GO	5.250%	12/1/25	10,500	11,400
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	13,448
Chicago IL Board of Education GO	0.000%	12/1/27 (14)	4,990	2,545
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	22,500	10,793
Chicago IL Board of Education GO	0.000%	12/1/30 (14)	10,000	4,227
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	4,500	1,781
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	27,180	10,759
Chicago IL Board of Education GO	5.000%	12/1/33	20,000	20,250
Chicago IL Board of Education GO	5.000%	12/1/34	9,245	9,348
[1,2] Chicago IL Board of Education GO TOB PUT	0.702%	5/22/14 LOC	75,000	75,000
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,532
Chicago IL GO	5.500%	1/1/17 (4)	18,430	20,434
Chicago IL GO	5.000%	1/1/18	1,525	1,704
Chicago IL GO	5.000%	1/1/18 (4)	17,530	17,959
Chicago IL GO	5.000%	1/1/21	5,490	5,954
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,944
Chicago IL GO	0.000%	1/1/22	4,750	3,490
Chicago IL GO	0.000%	1/1/23	4,900	3,397
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,369
Chicago IL GO	5.000%	1/1/27 (14)	8,200	8,582
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,177
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	35,000	38,914
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	6,693
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/15 (14)	5,200	5,373
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,836
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	4,000	4,527
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	25,386
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	9,942
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	20,104
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	16,843
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	3,000	3,397
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	20,123
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24	1,250	1,430
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	7,410	8,284
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/25	1,500	1,727
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	4,000	4,434
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,136
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	3,560	3,921
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/27	2,435	2,767
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	3,000	3,267
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	3,000	3,246
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,502
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (14)	19,315	20,392

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	3,220	3,470
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	2,900	3,104
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	13,495	14,785
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	10,000	10,956
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,088
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,144
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,464
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,931
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/14	4,200	4,217
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/15	6,060	6,347
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,743
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/18 (2)	7,545	8,301
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.500%	6/1/18	7,435	8,494
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,532
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	4,900	5,363
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,304
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/25 (12)	11,000	11,582
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/26 (12)	8,260	8,653
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	31,170	33,544
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	13,085	14,082
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28	30,225	32,348
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19	9,915	11,391
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	10,000	10,948
Chicago IL Water Revenue	0.000%	11/1/14 (2)	7,460	7,444
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	7,463
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	19,857
Chicago IL Water Revenue	5.000%	11/1/23	1,670	1,907
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,682
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,206
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,177
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,395
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,820
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,168
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,157
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,247
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,260
Cook County IL Community College District GO	5.250%	12/1/26	2,000	2,253
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,240
Cook County IL Community College District GO	5.250%	12/1/28	2,000	2,229
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,153
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,115
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,751
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,463
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,878
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,579
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,469
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,697
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,409
Cook County IL GO	5.000%	11/15/18	8,000	9,191
Cook County IL GO	5.000%	11/15/20	7,500	8,455
Cook County IL GO	5.000%	11/15/21	5,410	6,038
Cook County IL GO	5.250%	11/15/28	35,500	39,190
Cook County IL High School District No. 205 (Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,159
Cook County IL High School District No. 205 (Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,290
Du Page & Cook Counties IL Community Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,294
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/24	1,750	2,059
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/25	1,820	2,120
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/26	2,290	2,639
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/27	2,000	2,294
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/23	2,315	2,692
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/25	2,720	3,146
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/26	3,060	3,539
Grundy & Will Counties IL Community Unified School District GO	5.875%	8/1/28	6,520	7,516
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.110%	5/7/14 LOC	11,800	11,800
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,883
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19	1,500	1,734
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/20	2,000	2,272
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/21	6,535	7,306
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/22	10,000	11,175
Illinois Finance Authority Revenue (Advocate Health Care Network)	6.125%	11/1/23	3,000	3,588
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	4.375%	7/1/14	7,500	7,552

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20	6,595	7,654
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/30	3,000	3,278
Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31	10,000	11,045
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/27	15,000	15,678
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/32	7,575	7,730
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/27	18,725	20,705
Illinois Finance Authority Revenue (Central DuPage Health)	5.125%	11/1/29	15,000	16,164
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.500%	8/15/28	21,760	23,025
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/23	1,000	965
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.750%	5/15/33	8,225	7,530
Illinois Finance Authority Revenue (Ingalls Health System Obligated Group) VRDO	0.110%	5/7/14 LOC	17,000	17,000
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/25	8,750	9,705
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/26	3,595	3,952
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/27	1,495	1,635
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/28	1,570	1,703
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/29	1,650	1,778
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/30	1,730	1,856
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/31	1,815	1,934
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/32	1,905	2,022
Illinois Finance Authority Revenue (Memorial Health System)	5.250%	4/1/29	12,670	13,405
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.250%	7/1/28	8,500	8,964
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,288
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.090%	5/1/14	1,605	1,605
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,000	2,222
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23	3,750	4,126
Illinois Finance Authority Revenue (OSF Healthcare System)	4.500%	5/15/24	5,000	5,201
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	10,000	11,981
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30	24,070	26,577
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/1/23 (14)	5,000	5,279
Illinois Finance Authority Revenue (Rush University Medical Center)	5.750%	11/1/28 (14)	3,000	3,288
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	11/1/29	7,000	8,003
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.500%	8/15/30	8,000	8,268
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,523
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19	11,605	13,593
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	3,185	3,753
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	10,000	11,409
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,347
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	4,000	4,647
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24	5,195	5,985
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25	2,990	3,419
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26	3,500	3,976
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	4,400	4,960
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	4,250	4,761
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30	5,250	5,859
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	5,300	5,881
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	1,050	1,160
Illinois GO	5.250%	10/1/14	10,400	10,444
Illinois GO	5.000%	1/1/15	6,050	6,239
Illinois GO	5.000%	1/1/16	2,010	2,155
Illinois GO	5.000%	1/1/16	7,500	8,041
Illinois GO	5.000%	8/1/16	40,000	43,672
Illinois GO	5.000%	1/1/17	22,985	25,304
Illinois GO	5.000%	3/1/17	1,550	1,715
Illinois GO	5.000%	8/1/17	8,760	9,795
Illinois GO	5.000%	1/1/20 (4)	8,635	9,927
Illinois GO	5.000%	8/1/20	23,000	26,295
Illinois GO	5.000%	1/1/21 (4)	21,470	24,206
Illinois GO	5.250%	1/1/21	7,525	8,704
Illinois GO	5.000%	7/1/21	7,000	8,014
Illinois GO	5.000%	8/1/21	25,000	28,631
Illinois GO	5.000%	1/1/22	2,740	3,028
Illinois GO	5.000%	2/1/22	5,000	5,695
Illinois GO	5.000%	7/1/22	7,000	7,997
Illinois GO	5.000%	8/1/22	12,500	14,287
Illinois GO	5.000%	8/1/22 (4)	11,720	13,488
Illinois GO	5.000%	2/1/23	7,000	7,985
Illinois GO	5.000%	7/1/23	6,000	6,860
Illinois GO	5.000%	8/1/23	17,000	19,444
Illinois GO	5.000%	2/1/24	5,700	6,481
Illinois GO	5.000%	5/1/24	10,000	11,369
Illinois GO	5.500%	7/1/24	19,000	22,120

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	11/1/24 (2)	5,000	5,098
Illinois GO	5.000%	2/1/26	10,150	11,225
Illinois GO	5.000%	4/1/26 (2)	12,600	12,953
Illinois GO	5.000%	4/1/26 (4)	16,175	17,880
Illinois GO	5.000%	6/1/26	120	120
Illinois GO	5.000%	6/1/26	5,100	5,400
Illinois GO	5.500%	7/1/26	7,000	7,972
Illinois GO	5.000%	2/1/27	15,500	16,917
Illinois GO	5.500%	7/1/27	8,000	9,024
Illinois GO	5.000%	4/1/28 (4)	4,515	4,907
Illinois GO	5.250%	2/1/29	8,750	9,611
Illinois GO	5.250%	2/1/30	13,000	14,180
Illinois GO	5.250%	2/1/31	9,000	9,772
Illinois GO	5.250%	7/1/31	6,000	6,489
Illinois GO	5.000%	9/1/31	2,500	2,572
Illinois GO	5.000%	5/1/32	7,000	7,424
Illinois GO	5.000%	5/1/33	8,200	8,649
Illinois GO	5.500%	7/1/33 (4)	3,300	3,653
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22 (4)	5,000	6,360
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23 (14)	5,000	6,335
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	11,475	14,767
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,758
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	13,814
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	11,426
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	7,019
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,589
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,460
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	11,470
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	17,683
Illinois Sales Tax Revenue	5.000%	6/15/22	22,720	26,840
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,449
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (Prere.)	23,000	24,294
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,700	15,207
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	5,000	5,435
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	20,000	21,728
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	5,700	6,192
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,401
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,750
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,388
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,865
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,115
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	8,746
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	9,784
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	9,736
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/16	15,000	16,450
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	12/15/16	2,650	2,890
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/16	5,490	6,130
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/18	7,500	8,309
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/19	14,350	15,059
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/19	3,000	3,083
Lake County IL Community High School District No. 127 GO	0.000%	2/1/19	5,000	4,578
Lake County IL Community High School District No. 127 GO	0.000%	2/1/20	5,000	4,410
Lake County IL Community High School District No. 127 GO	0.000%	2/1/22	5,690	4,596
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	3,922
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,461
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	12,810
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	10,979
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	38,440	34,155
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	4,671
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	22,923
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	14,805
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	15,991
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	19,079
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	6,607
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	3,705
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	14,990
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/26	12,470	13,927
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/28	40,685	45,027
Peoria IL Public Building Community School District Revenue	0.000%	12/1/14 (12)	2,800	2,791

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Peoria IL Public Building Community School District Revenue	0.000%	12/1/15 (12)	2,800	2,757
Peoria IL Public Building Community School District Revenue	0.000%	12/1/16 (12)	2,900	2,798
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,835
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,684
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,675
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	37,000	43,120
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,604
Southwestern IL Development Authority Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,684
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,801
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,203
Springfield IL Water Revenue	5.000%	3/1/31	2,000	2,185
Springfield IL Water Revenue	5.000%	3/1/32	2,000	2,184
University of Illinois Auxiliary Facilities System Revenue	0.000%	4/1/16 (14)	15,270	14,959
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21	3,430	3,935
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22	6,015	6,828
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/29	2,075	2,332
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/30	2,000	2,237
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30	5,000	5,420
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/31	2,420	2,686
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/33	2,000	2,197
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/34	2,000	2,179
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/23	1,715	1,973
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/24	7,950	9,070
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/25	3,405	3,855
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/28	8,800	9,772
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	4,500	4,937
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/33	1,250	482
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/24	7,980	5,523
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/25	4,065	2,665
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/26	3,645	2,232
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/27	2,000	1,145
				2,568,871
Indiana (1.5%)
Decatur Township IN Multi-School Buildings Corp. Revenue	5.000%	7/15/21 (4)	5,695	6,281
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,885
Hammond IN Multi-School Building Corp. Mortgage Revenue	5.000%	1/15/15 (Prere.)	2,735	2,828
Hammond IN Multi-School Building Corp. Mortgage Revenue	5.000%	1/15/15 (Prere.)	2,875	2,973
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/21	145	166
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/15 (ETM)	3,865	4,082
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/17 (ETM)	3,315	3,768
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/18 (ETM)	4,085	4,754
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.000%	7/1/14	2,510	2,531
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/18	5,000	5,763
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/20	4,370	4,960
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.000%	11/1/23	3,570	4,036
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/24	10,855	12,288
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/25	13,895	15,793
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/26	14,425	16,395
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/27	8,615	9,776
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22	1,295	1,492
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/24	2,500	2,835
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/25	2,500	2,803
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/26	2,500	2,758
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/27	2,500	2,736
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/29	3,000	3,275
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,526
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/21	1,225	1,385
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	1,000	1,128
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/24	2,000	2,211
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25	1,000	1,099
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/30	3,250	3,471
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.080%	5/1/14	50,300	50,300
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.090%	5/1/14	6,400	6,400
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.130%	5/7/14	45,000	45,000

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/32	9,150	10,383
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/28	6,295	6,788
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,531
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,040
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,638
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,239
Indiana Health & Educational Facility Financing Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/24	2,000	2,121
Indiana Health & Educational Facility Financing Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	14,000	14,827
Indiana Health & Educational Facility Financing Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/26	18,475	19,526
1 Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group)
TOB VRDO	0.090%	5/1/14	1,140	1,140
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.600%	2/1/17	9,000	9,173
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,353
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,317
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,952
Indiana University Student Fee Revenue	5.000%	8/1/15	1,000	1,060
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,758
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,412
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,704
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,189
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,574
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,395
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,148
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,127
Indiana University Student Fee Revenue	5.000%	6/1/30	2,000	2,267
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,749
Indiana University Student Fee Revenue	5.000%	6/1/31	1,500	1,691
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	4,031
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	17,656
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	3,000	3,466
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,545	1,798
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20	5,000	5,711
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21	8,590	9,885
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22	7,000	7,967
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/22	1,425	1,630
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/23	1,895	2,163
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/25	2,085	2,385
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/26	1,985	2,271
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	11,347
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,978
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	4,076
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern
Disaster Area)	5.500%	2/1/28	4,065	4,639
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern
Disaster Area)	5.500%	2/1/29	4,370	4,964
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/25	4,330	4,891
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/26	4,835	5,414
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	13,250	13,317
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	11,750	11,810
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,607
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	2.800%	6/2/14	41,705	41,801
				541,607
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/29	2,000	2,156
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/31	2,000	2,154
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	15,033
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	6,140
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	6,900	6,983
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	30,000	30,484
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27	5,985	6,912
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/28	6,280	7,230
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/21	1,150	1,349
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/22	2,100	2,479
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/27	4,000	4,622
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,275
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,287
				101,104

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas (0.4%)
Burlington KS Environmental Improvement Revenue (Kansas City Power & Light Co. Project) VRDO	0.120%	5/7/14 LOC	51,000	51,000
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,950
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	380	429
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,695
Kansas Development Finance Authority Health Facilities Revenue (Kansas University
Health System)	5.375%	3/1/30	1,000	1,081
Kansas Development Finance Authority Health Facilities Revenue (Kansas University
Health System)	5.000%	3/1/31	1,000	1,058
Kansas Development Finance Authority Health Facilities Revenue (Kansas University
Health System)	5.000%	3/1/34	2,000	2,096
Kansas Development Finance Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/22	1,500	1,661
Kansas Development Finance Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/24	2,800	3,109
Kansas Development Finance Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/29	6,000	6,594
Kansas Development Finance Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.500%	11/15/29	10,435	11,763
Kansas Development Finance Authority Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	7,878
Kansas Development Finance Authority Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	8,359
Kansas Development Finance Authority Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	7,500	8,378
Leavenworth County KS Unified School District GO	4.500%	3/1/18 (12)	1,030	1,157
Leavenworth County KS Unified School District GO	4.500%	3/1/19 (12)	1,000	1,138
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	600	687
Leavenworth County KS Unified School District GO	4.500%	3/1/20 (12)	1,115	1,265
Leavenworth County KS Unified School District GO	4.750%	3/1/21 (12)	1,165	1,319
Leavenworth County KS Unified School District GO	4.750%	9/1/21 (12)	1,265	1,426
Leavenworth County KS Unified School District GO	5.000%	3/1/22 (12)	1,060	1,204
Leavenworth County KS Unified School District GO	5.000%	9/1/22 (12)	1,360	1,538
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/18	1,000	1,093
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/19	1,500	1,635
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/20	1,500	1,631
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/21	1,500	1,631
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/24	5,055	5,444
University of Kansas Hospital Authority Health Facilities Improvement Revenue	5.000%	9/1/26	4,300	4,621
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/16 (ETM)	1,000	1,116
				137,956
Kentucky (0.6%)
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,822
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	16,285
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	8,055
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project)	5.000%	2/1/18	1,840	2,046
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project)	5.000%	2/1/19	1,475	1,659
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project)	5.000%	2/1/20	1,125	1,265
Kentucky Economic Development Finance Authority Medical Center Revenue (King’s Daughters
Medical Center Project)	5.000%	2/1/21	2,000	2,193
Kentucky Property & Building Commission Revenue	5.250%	10/1/15 (4)	1,500	1,605
Kentucky Property & Building Commission Revenue	5.000%	10/1/17	1,170	1,331
Kentucky Property & Building Commission Revenue	5.000%	11/1/17	8,570	9,765
Kentucky Property & Building Commission Revenue	5.500%	8/1/19 (2)	6,870	8,186
Kentucky Property & Building Commission Revenue	5.000%	10/1/19 (2)	5,000	5,839
Kentucky Property & Building Commission Revenue	5.500%	8/1/20 (2)	4,320	5,185
Kentucky Property & Building Commission Revenue	5.000%	11/1/20	4,500	5,186
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	35,000	40,365
Kentucky Property & Building Commission Revenue	5.250%	2/1/23 (12)	6,215	7,122
Kentucky Property & Building Commission Revenue	5.000%	11/1/23 (4)	5,120	5,845
Kentucky Property & Building Commission Revenue	5.000%	11/1/24 (4)	5,000	5,708
Kentucky Property & Building Commission Revenue	5.250%	2/1/25 (12)	4,995	5,685
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/20	1,700	1,358
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/23	1,420	945
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/23	9,890	11,267
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24	7,065	8,048

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/25	7,000	8,005
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/29	3,905	4,493
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/31	5,210	5,937
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	14,500	14,649
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30	14,775	15,988
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/31	9,000	9,668
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp.
Project)	5.000%	4/1/20	1,180	1,339
Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp.
Project)	5.000%	4/1/28	4,000	4,392
				225,236
Louisiana (1.3%)
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/23 (12)	5,165	5,926
Ernest N. Morial - New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,053
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/17	1,000	1,109
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/18	1,000	1,131
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19	1,030	1,180
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/20	1,000	1,130
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/21	1,000	1,117
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/18 (2)	14,470	15,614
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21 (2)	20,000	21,431
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22 (2)	13,660	14,611
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/23 (2)	10,000	10,677
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/15 (Prere.)	6,200	6,513
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.656%	5/1/18	31,500	31,535
Louisiana GO	5.000%	8/1/14 (14)	22,880	23,162
Louisiana GO	5.000%	8/1/15 (14)	2,500	2,652
Louisiana GO	5.000%	5/1/16 (Prere.)	25,210	27,517
Louisiana GO	5.000%	5/1/16 (Prere.)	9,765	10,659
Louisiana GO	5.000%	5/1/16 (Prere.)	26,665	29,106
Louisiana GO	5.000%	11/15/17	10,000	11,479
Louisiana GO	5.000%	11/15/17	17,040	19,560
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/29	1,525	1,715
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/31	3,140	3,488
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/33	3,500	3,845
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/34	2,550	2,789
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,174
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,305
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,222
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,895
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,065
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,535
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/30	15,905	17,336
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/17	5,300	5,928
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19	4,495	5,195
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/29	4,000	4,479
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/30	4,930	5,500
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/31	2,485	2,758
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,207
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,658
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	15,896
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/23	1,585	1,843
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	2,125	2,420
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/25	5,445	6,138
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/26	5,000	5,586
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/27	3,770	4,182
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,543
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,108

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,026
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,810
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	1,973
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,676
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,128
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,472
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,742
New Orleans LA GO	5.000%	12/1/23	2,250	2,495
New Orleans LA GO	5.000%	12/1/24	2,500	2,770
New Orleans LA GO	5.000%	12/1/25	2,500	2,742
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,177
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,489
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,531
New Orleans LA GO	5.125%	12/1/33 (17)	10,000	10,495
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	18,135	19,104
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/31	10,000	10,581
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/32	12,365	13,006
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/33	5,000	5,245
				456,434
Maine (0.0%)
Maine GO	5.000%	6/1/16	3,770	4,133
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,133
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,120
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,118
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,771
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,091
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,865
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,287
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,360
				14,878
Maryland (1.3%)
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/14 (Prere.)	1,365	1,395
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/14 (Prere.)	2,185	2,234
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,818
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,434
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	1,992
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,779
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,159
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,338
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,136
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,650
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,232
Howard County MD GO	5.000%	8/15/17	3,330	3,795
Howard County MD GO	5.000%	8/15/20	14,125	16,925
Howard County MD GO	5.000%	8/15/21	14,440	17,470
Howard County MD GO	5.000%	8/15/24	4,500	5,320
Maryland Department of Transportation Revenue	5.000%	6/1/15	1,825	1,921
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	6,000	7,081
Maryland GO	5.000%	8/1/15	19,620	20,807
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	16,175
Maryland GO	5.000%	8/1/15	3,225	3,420
Maryland GO	5.000%	3/1/16	2,900	3,148
Maryland GO	5.000%	8/1/16	1,100	1,214
Maryland GO	5.000%	8/1/16	1,010	1,115
Maryland GO	5.000%	8/1/16	10,000	11,036
Maryland GO	4.000%	8/15/16	3,025	3,274
Maryland GO	5.000%	3/1/17	3,440	3,866
Maryland GO	5.000%	8/1/17	20,000	22,774
Maryland GO	5.000%	3/15/18	20,000	23,074
Maryland GO	4.500%	8/1/18	35,465	40,569
Maryland GO	5.000%	8/1/18	22,710	26,450
Maryland GO	5.000%	3/15/19	15,935	18,769
Maryland GO	5.000%	8/1/19	2,315	2,746
Maryland GO	5.000%	3/1/22	32,550	39,636
Maryland GO	5.000%	3/1/23	37,360	45,002
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/21	800	924
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/23	900	1,027
Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System
Obligated Group) PUT	5.000%	5/15/15	3,500	3,676
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	3,915	3,947
Maryland Health & Higher Educational Facilities Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,004

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Institute
College of Art)	5.000%	6/1/29	1,000	1,068
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	7,080	7,568
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,630	7,066
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,317
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/16	3,895	4,255
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/17	3,000	3,372
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,840
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,933
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,637
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,228
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	962
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	4,289
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	9,950
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,710
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,355
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,488
Montgomery County MD GO	5.000%	7/1/15	15,000	15,850
Montgomery County MD GO	5.000%	7/1/16	1,500	1,650
Montgomery County MD GO	5.000%	7/1/17	3,460	3,930
Montgomery County MD GO	5.000%	7/1/21	2,275	2,757
Prince Georges County MD GO	5.000%	8/1/21	13,745	16,674
Prince Georges County MD GO	5.000%	9/15/21	4,975	6,043
				487,274
Massachusetts (3.7%)
Boston MA GO	5.000%	4/1/16	3,410	3,714
Boston MA GO	5.000%	8/1/17	5,035	5,733
Boston MA GO	5.000%	2/1/22	4,235	5,152
Boston MA GO	5.000%	2/1/23	4,760	5,728
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/19	15,000	17,782
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	5,000	6,139
1 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.300%	5/7/14	40,953	40,952
Massachusetts College Building Authority Revenue	5.000%	5/1/28	1,290	1,509
Massachusetts College Building Authority Revenue	5.125%	5/1/28	1,420	1,611
Massachusetts College Building Authority Revenue	5.000%	5/1/29	2,905	3,313
Massachusetts College Building Authority Revenue	5.250%	5/1/29	2,250	2,576
Massachusetts College Building Authority Revenue	5.000%	5/1/30	4,820	5,468
Massachusetts College Building Authority Revenue	5.000%	5/1/31	6,040	6,816
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/19	5,000	5,769
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,081
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,580
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	15,013
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,417
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,301
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,368
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,000
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,377
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,475
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,652
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,752
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,195
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,258
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29	9,500	10,591
Massachusetts Development Finance Agency Revenue (Draper Laboratory)	5.750%	9/1/25	6,765	7,923
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/30	15,000	16,075
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,794
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	3,500	3,912
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,081
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,032
Massachusetts GO	5.000%	1/1/15	1,500	1,549
2 Massachusetts GO	0.520%	2/1/15	7,500	7,504
Massachusetts GO	5.000%	8/1/15	11,745	12,448

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO	5.250%	8/1/15	5,000	5,315
Massachusetts GO	5.000%	9/1/15	14,360	15,275
2 Massachusetts GO	0.410%	2/1/16	40,060	40,063
Massachusetts GO	5.250%	8/1/16	5,615	6,230
2 Massachusetts GO	0.640%	9/1/16	2,000	2,007
Massachusetts GO	5.000%	9/1/16	7,710	8,537
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	27,604
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	82,248
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	56,334
Massachusetts GO	5.000%	8/1/17	24,060	27,342
Massachusetts GO	5.500%	11/1/17	10,000	11,621
Massachusetts GO	5.500%	11/1/17 (14)	20,100	23,359
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,135
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,926
Massachusetts GO	5.500%	10/1/18	9,500	11,312
Massachusetts GO	5.500%	10/1/20 (14)	11,065	13,602
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,432
Massachusetts GO	5.250%	8/1/21	20,870	25,503
Massachusetts GO	5.000%	8/1/25	20,000	23,466
Massachusetts GO	5.000%	4/1/27	18,000	20,843
Massachusetts GO	5.000%	4/1/29	26,675	30,559
1 Massachusetts GO TOB VRDO	0.090%	5/1/14	2,000	2,000
Massachusetts GO VRDO	0.080%	5/1/14	23,285	23,285
Massachusetts GO VRDO	0.080%	5/1/14	35,300	35,300
Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,222
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/28	18,000	18,545
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,818
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	6,189
Massachusetts Health & Educational Facilities Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	3,924
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,134
1 Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) TOB VRDO	0.090%	5/1/14	3,500	3,500
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	0.090%	5/1/14	6,100	6,100
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,366
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,655
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,257
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,274
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,814
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	0.080%	5/1/14	1,700	1,700
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	0.080%	5/1/14	13,200	13,200
Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial
Medical Center)	5.250%	7/1/25	6,815	6,964
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,423
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,680	4,111
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,015	3,201
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,880	4,120
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	4,815	5,112
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	41,095	43,633
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,800	7,220
3 Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	23,255	24,691
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	10,000	10,621
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24	20,000	23,676
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,811
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	37,769
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	1,105	1,165
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,239
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	8,988
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,557
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/19 (14)	5,125	5,938
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26 (3)	29,860	35,921
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28 (14)	11,075	13,371
Massachusetts Special Obligation Revenue	5.000%	12/15/14	15,805	16,284
Massachusetts Special Obligation Revenue	5.000%	6/15/15	10,000	10,539
Massachusetts Water Pollution Abatement Trust Revenue	5.125%	8/1/14	140	141
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21	5,955	7,274
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	32,560	37,081
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	21,580	25,516
Massachusetts Water Resources Authority Revenue	5.000%	8/1/28	2,350	2,725
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	3,500	4,014
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	5,000	5,651
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	2,000	2,281
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	5,000	5,623

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Massachusetts Water Resources Authority Revenue TOB VRDO	0.360%	5/7/14 LOC	38,180	38,180
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26	3,000	3,369
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27	3,440	3,838
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28	5,100	5,653
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29	11,580	12,773
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30	11,000	12,082
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31	11,575	12,652
University of Massachusetts Building Authority Revenue	5.000%	11/1/19 (2)	25,625	27,367
				1,325,210
Michigan (2.5%)
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,120
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,619
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,272
Dearborn MI School District GO	5.000%	5/1/27	3,650	4,109
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,051
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,403
Dearborn MI School District GO	5.000%	5/1/32	3,150	3,428
Detroit MI GO	5.000%	4/1/15 (12)	7,970	7,974
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,459
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,590
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/15 (Prere.)	12,000	12,677
Detroit MI Sewage Disposal System Revenue	0.000%	7/1/16 (14)	7,500	6,670
Detroit MI Sewage Disposal System Revenue	5.250%	7/1/22 (14)	5,735	5,697
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	8,300	8,988
Detroit MI Water Supply System Revenue	5.000%	7/1/19 (14)	5,000	4,977
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (14)	7,665	7,624
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (4)	8,535	8,553
Detroit MI Water Supply System Revenue	5.000%	7/1/22 (14)	4,000	3,963
Detroit MI Water Supply System Revenue	5.000%	7/1/23 (14)	4,000	3,953
Detroit MI Water Supply System Revenue	5.000%	7/1/24 (4)	26,825	26,760
Detroit MI Water Supply System Revenue	5.000%	7/1/25 (4)	4,000	3,976
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/19 (4)	1,300	1,438
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/20 (4)	1,500	1,657
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/21 (4)	1,100	1,213
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/22 (4)	1,000	1,106
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,648
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	18,370	19,067
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22	1,000	1,148
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23	1,000	1,149
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/29	5,325	5,914
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/31	4,000	4,372
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/32	5,000	5,441
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/34	1,500	1,610
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/35	8,730	9,308
Kent Hospital MI Finance Authority Revenue (Spectrum Health) PUT	5.500%	1/15/15	11,500	11,918
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	14,475
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,671
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,833
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,400
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,693
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	10,584
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/23	830	931
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	425	468
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25	1,190	1,305
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26	400	435
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,686
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/17	65,000	73,702
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	58,616
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	46,041
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	8,500	9,297
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23	7,500	7,559
Michigan GO	5.000%	5/1/17	33,880	38,130
Michigan GO	5.250%	9/15/25 (4)	10,810	12,030
Michigan GO	5.250%	9/15/26 (4)	12,805	14,188
Michigan Higher Education Facilities Authority Revenue (Albion College Project) VRDO	0.130%	5/7/14 LOC	9,195	9,195
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.625%	6/30/14	30,200	30,319
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	45,731
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/24	5,000	5,463
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/29	15,775	17,408
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/27	2,000	2,223
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/28	2,600	2,869

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19	2,500	2,759
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/24	5,000	5,421
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/29	4,000	4,486
Michigan Hospital Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	13,459
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/27	8,000	8,859
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	3,950	4,640
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,660
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,552
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/23	1,250	1,474
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/24	1,500	1,769
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/25	1,250	1,454
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/26	2,000	2,303
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/27	1,700	1,939
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/28	1,250	1,414
Michigan Strategic Fund Limited Obligation Revenue (Facility for Rare Isotope Beams Project at
Michigan State University)	5.000%	3/1/29	2,500	2,814
Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	34,427
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	5.500%	8/1/19	20,000	22,884
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.375%	8/1/29	25,000	28,240
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	8.000%	9/1/29	13,900	17,082
Royal Oak MI Hospital Finance Authority Revenue (William Beaumont Hospital)	5.000%	9/1/22	2,500	2,879
Royal Oak MI Hospital Finance Authority Revenue (William Beaumont Hospital)	5.000%	9/1/23	2,000	2,299
Royal Oak MI Hospital Finance Authority Revenue (William Beaumont Hospital)	5.000%	9/1/26	2,225	2,480
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,433
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,579
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,364
University of Michigan Revenue	5.000%	4/1/17	30,000	33,749
2 University of Michigan Revenue PUT	0.320%	4/1/15	25,100	25,103
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,501
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,060
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,336
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,129
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	6,904
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	6,710
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,508
				916,774
Minnesota (0.9%)
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/17	1,785	2,031
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/18	2,190	2,487
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,585	1,792
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,805	2,041
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	2,205	2,481
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	3,925	4,416
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/22	2,425	2,718
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.250%	11/15/29	7,000	7,731
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.000%	11/15/18	15,000	16,788
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.625%	11/15/28	15,500	18,400
Minneapolis-St. Paul Metropolitan Area Minnesota Metropolitan Council GO	5.000%	9/1/15	2,950	3,140
Minneapolis-St. Paul Metropolitan Area Minnesota Metropolitan Council GO	5.000%	9/1/15	4,805	5,114
Minnesota COP	5.000%	6/1/16 (Prere.)	1,945	2,132
Minnesota COP	5.000%	6/1/16 (Prere.)	1,790	1,963
Minnesota COP	5.000%	6/1/16 (Prere.)	2,140	2,346
Minnesota COP	5.000%	6/1/17	7,745	8,416
Minnesota COP	5.000%	6/1/18	7,135	7,769
Minnesota COP	5.000%	6/1/19	8,540	9,298
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	8,816
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	6,995

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota GO	5.000%	11/1/14	19,275	19,749
Minnesota GO	4.000%	12/1/14	3,730	3,815
Minnesota GO	5.000%	12/1/14	8,150	8,384
Minnesota GO	5.000%	11/1/15	19,775	21,200
Minnesota GO	5.000%	12/1/15	8,150	8,768
Minnesota GO	5.000%	12/1/16	5,145	5,744
Minnesota GO	5.000%	8/1/17	1,000	1,138
Minnesota GO	5.000%	10/1/24	10,000	11,907
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/16	1,120	1,230
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,885
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21	5,000	5,992
Rochester MN Health Care Facilities Revenue (Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,903
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/30	2,000	2,157
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	5,966
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	12,824
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	23,642
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,513
University of Minnesota Revenue	5.000%	12/1/14	9,840	10,122
University of Minnesota Revenue	5.000%	12/1/15	16,235	17,466
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,357
University of Minnesota Revenue	5.000%	4/1/22	500	577
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,886
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,963
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,327
University of Minnesota Revenue	5.000%	8/1/29	5,615	6,575
				319,964
Mississippi (0.3%)
Mississippi Development Bank Special Obligation Revenue (Capital City Convention Center Project)	5.000%	3/1/23	1,000	1,178
Mississippi Development Bank Special Obligation Revenue (Capital City Convention Center Project)	5.000%	3/1/24	1,625	1,917
Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24	2,500	2,977
Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24	2,500	2,977
Mississippi GO	5.500%	12/1/16	3,435	3,879
Mississippi GO	5.000%	12/1/17 (Prere.)	16,890	19,390
Mississippi GO	5.000%	12/1/20	10,000	11,364
Mississippi GO	5.000%	10/1/30	12,035	13,685
Mississippi GO	5.000%	10/1/31	11,735	13,277
Mississippi GO	5.000%	12/1/31	11,250	12,940
Mississippi GO	5.000%	12/1/32	7,000	8,002
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,821
University of Southern Mississippi S.M. Educational Building Corp. Revenue (Athletics Facilities
Improvements Project)	5.000%	3/1/34 (4)	10,000	10,830
				105,237
Missouri (0.5%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales
Tax Revenue	5.000%	10/1/33	7,500	8,320
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/26	1,000	1,116
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/27	1,850	2,047
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26	1,830	2,097
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27	1,000	1,140
Kansas City MO Airport Revenue	5.000%	9/1/14 (ETM)	10,000	10,162
Kansas City MO Special Obligation Revenue	0.000%	2/1/18	3,000	2,771
Kansas City MO Special Obligation Revenue	0.000%	2/1/19	7,615	6,773
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.750%	6/1/25	3,230	3,338
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/26	2,045	2,307
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/28	1,000	1,105
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/21	2,845	3,182
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/22	3,490	3,854
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/23	3,690	4,045
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/24	3,320	3,627
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/19	2,420	2,792
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22	5,270	5,961
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/26	3,000	3,433
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/27	4,000	4,537
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/28	3,500	3,933
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/29	4,000	4,470

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/30	4,000	4,438
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/31	3,000	3,307
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/20	3,975	4,648
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.250%	11/15/25	8,000	8,868
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/30	5,000	5,357
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/29	19,230	20,371
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/30	15,000	17,131
1 Missouri Health & Educational Facilities Authority Revenue (Washington University) TOB VRDO	0.090%	5/1/14	8,910	8,910
Missouri Health & Educational Facilities Authority Revenue (Washington University) VRDO	0.080%	5/1/14	4,300	4,300
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/24 (2)	12,225	13,320
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	1/1/26 (2)	15,730	17,100
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24	6,000	7,035
				195,795
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/23	7,050	7,071

Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	10,130
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	4.000%	11/1/21	1,000	1,074
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	4.000%	11/1/22	860	909
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	5.000%	11/1/24	1,320	1,442
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	5.000%	11/1/25	1,000	1,088
Lincoln County NE Hospital Authority No. 1 Hospital Revenue (Great Plains Regional Medical
Center Project)	5.000%	11/1/32	5,000	5,255
Lincoln NE Electric System Revenue	5.000%	9/1/25	3,000	3,513
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26	3,065	3,464
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,125	2,341
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	2,500	2,718
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32	2,800	3,028
Nebraska Educational Finance Authority Revenue (Creighton University) VRDO	0.080%	5/1/14 LOC	6,500	6,500
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,026
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,077
Nebraska Public Power District Revenue	5.000%	1/1/24	8,000	8,965
Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,497
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,815
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,959
				64,801
Nevada (0.8%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,600
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,696
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,266
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	15,988
Clark County NV GO	5.000%	7/1/33	7,915	8,715
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/15	6,525	6,869
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/16	5,575	6,086
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30	15,000	16,276
Clark County NV School District GO	5.000%	6/15/14	6,320	6,358
Clark County NV School District GO	5.000%	6/15/20	14,335	16,202
Clark County NV School District GO	5.000%	6/15/21	8,980	10,124
Clark County NV School District GO	5.000%	6/15/22	14,655	16,482
Clark County NV School District GO	5.000%	6/15/23	16,360	18,363
Clark County NV School District GO	5.000%	6/15/24 (4)	5,000	5,682
Clark County NV School District GO	5.000%	6/15/25	12,445	14,003
Clark County NV School District GO	5.000%	6/15/26	29,900	33,644
Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,414
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.625%	7/1/24	5,000	5,035
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,629
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,461
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (3)	16,075	16,867
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	15,980
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	11,920
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	4,998
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	5,395	5,965
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,207

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada GO	5.000%	12/1/14 (4)	8,435	8,675
Reno NV Health Facility Revenue (Dignity Health Obligated Group)	5.250%	7/1/31	4,000	4,189
Reno NV Hospital Revenue (Washoe Medical Center Project)	5.500%	6/1/28 (2)	1,750	1,831
				278,525
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,159
New Hampshire GO	5.000%	2/15/19	1,010	1,181
New Hampshire GO	5.000%	8/15/19	1,500	1,769
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,375
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,177
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,295
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/27	2,500	2,620
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.500%	7/1/20	10,000	11,711
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/31	10,000	10,952
				34,239
New Jersey (4.7%)
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23 (14)	10,000	12,148
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23 (2)	3,635	4,408
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24 (2)	3,720	4,512
Jersey City NJ GO	5.000%	3/1/16	1,390	1,498
Jersey City NJ GO	5.000%	3/1/20	1,610	1,852
Jersey City NJ GO	5.000%	3/1/21	1,200	1,386
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,025
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,607
New Jersey COP	5.000%	6/15/17	4,840	5,417
New Jersey COP	5.250%	6/15/28	4,675	5,120
New Jersey COP	5.250%	6/15/29	1,000	1,080
New Jersey Economic Development Authority Revenue (Bayonne/IMTT Project) VRDO	0.060%	5/1/14 LOC	5,000	5,000
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/14 (Prere.)	1,100	1,107
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	1,055	1,062
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23	14,000	15,738
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,284
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/14	10,400	10,571
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/14	4,000	4,122
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	4,100	4,431
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	42,767
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	25,996
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	20,243
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,960
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	9,494
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,937
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	62,225
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,149
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,402
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	22,048
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,712
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,655
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	6,129
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	11,515
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,525
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	40,455	41,114
1 New Jersey Economic Development Authority Revenue (School Facilities Construction)
TOB VRDO	0.240%	5/7/14 (12)	3,065	3,065
New Jersey Economic Development Authority Revenue(Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/18	2,000	2,195
New Jersey Economic Development Authority Revenue(Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/19	2,000	2,237
New Jersey Economic Development Authority Revenue(Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/20	2,000	2,241
New Jersey Economic Development Authority Revenue(Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/25	5,000	5,425
New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/29	25,170	27,258
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/16	4,700	5,171
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/27	2,965	3,462
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	7,711
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	7,097
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,659
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	11,954
New Jersey GO	5.250%	7/1/14 (4)	25,000	25,219

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,023
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,657
New Jersey GO	5.000%	8/15/20	30,000	35,562
New Jersey Health Care Facilities Financing Authority Department of Human Services Lease
Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/21	8,140	9,391
New Jersey Health Care Facilities Financing Authority Department of Human Services Lease
Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,912
New Jersey Health Care Facilities Financing Authority Department of Human Services Lease
Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	12,965	14,736
New Jersey Health Care Facilities Financing Authority Department of Human Services Lease
Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	12,505	14,087
New Jersey Health Care Facilities Financing Authority Department of Human Services Lease
Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	13,835	15,318
New Jersey Health Care Facilities Financing Authority Department of Human Services Lease
Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/29	2,735	3,017
New Jersey Health Care Facilities Financing Authority Department of Human Services Lease
Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,392
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	9,150
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	9,906
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.625%	7/1/23	3,700	3,964
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,610	2,931
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	2,120	2,385
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	1,500	1,632
New Jersey Health Care Facilities Financing Authority Revenue (Hospital Asset Transformation
Program)	5.500%	10/1/23	12,860	14,875
New Jersey Health Care Facilities Financing Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/20	3,000	3,476
New Jersey Health Care Facilities Financing Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,311
New Jersey Health Care Facilities Financing Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/22	2,000	2,300
New Jersey Health Care Facilities Financing Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	1,000	1,102
New Jersey Health Care Facilities Financing Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	5,000	5,241
New Jersey Health Care Facilities Financing Authority Revenue (South Jersey Hospital)	5.000%	7/1/18	1,925	2,052
New Jersey Health Care Facilities Financing Authority Revenue (St. Barnabas Health Care System)	5.000%	7/1/29	3,375	3,450
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	21,804
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.050%	5/1/14 LOC	1,400	1,400
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.070%	5/1/14 LOC	2,300	2,300
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20	5,530	5,829
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17	9,900	11,152
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17 (ETM)	100	114
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/18 (Prere.)	20	23
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/24	2,035	2,245
New Jersey Transportation Corp. COP	5.250%	9/15/15 (2)	10,000	10,671
New Jersey Transportation Corp. COP	5.250%	9/15/15 (4)	3,800	4,044
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	5,335	5,707
New Jersey Transportation Corp. COP	5.500%	9/15/15 (4)	7,270	7,762
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	6,500	6,852
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/14 (Prere.)	11,900	11,976
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/15 (Prere.)	17,680	18,689
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/15 (2)	1,750	1,897
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/17	1,250	1,437
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	15,000	17,148
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,040	1,224
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,000	5,883
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19 (14)	25,000	29,429
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20	7,000	8,445
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	27,915	33,043
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	9,000	10,672
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20 (3)	30,000	36,032
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	11,000	13,069
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,523
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	25,000	30,192
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	9,620	11,596
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	2,500	2,985
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	30,900	36,892

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	22,000	26,686
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24 (14)	25,000	30,790
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	20,000	23,425
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	74,680	46,930
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	1,000	628
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	19,000	11,289
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	98,285	54,552
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/28	19,620	21,612
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28	3,500	3,893
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	8,000	4,167
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/29	12,500	13,686
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/29	15,325	7,484
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/30	14,800	6,792
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	6,000	6,787
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32	5,000	2,022
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.230%	5/7/14 (4)	10,000	10,000
1 New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.300%	5/7/14 LOC	32,735	32,735
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	22,535
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	5,129
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	15,988
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	36,460	39,854
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	25,628
Newark NJ GO	5.000%	10/1/19	3,505	4,017
Newark NJ GO	5.000%	10/1/20	2,455	2,824
Rutgers State University New Jersey Revenue VRDO	0.060%	5/1/14	8,600	8,600
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/16	7,590	8,334
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,743
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,120
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/15	11,425	11,862
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/16	14,585	15,607
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/17	15,925	17,418
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/18	16,975	18,359
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19	30,805	32,911
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	35,522	34,400
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	33,410	29,407
Tobacco Settlement Financing Corp. New Jersey Revenue	0.000%	6/1/41	243,000	58,638
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,347
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,399
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,107
				1,683,543
New Mexico (0.2%)
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/18	16,440	18,332
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19	5,990	6,723
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19	1,500	1,763
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20	1,500	1,683
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	30,525	30,716
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	18,000	18,113
New Mexico Finance Authority Transportation Revenue	5.000%	12/15/16	7,260	8,116
				85,446
New York (17.5%)
Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19	1,185	1,262
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/21	2,575	2,756
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/22	2,680	2,843
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	7,333
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	7,000	7,001
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,750	3,751
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,000	3,000
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,048
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,500	1,572
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	7,755
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	9,734
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	7,096

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,786
Freeport NY GO	5.000%	1/15/20	2,070	2,412
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (14)	1,335	1,470
Long Island NY Power Authority Electric System Revenue	5.000%	12/1/18 (14)	2,900	3,194
Long Island NY Power Authority Electric System Revenue	5.000%	4/1/23	5,800	6,388
Long Island NY Power Authority Electric System Revenue	5.750%	4/1/25	20,000	22,654
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	10,000	10,902
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/16	4,630	5,037
Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools
Modernization Project)	5.000%	5/1/20	3,500	4,087
Monroe County NY Industrial Development Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	3,000	3,175
Nassau County NY GO	4.000%	10/1/22	8,755	9,264
Nassau County NY GO	4.000%	10/1/23	5,245	5,508
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/21	2,605	2,938
New York City NY GO	5.000%	8/1/14	2,505	2,536
New York City NY GO	5.000%	8/1/14	2,500	2,531
New York City NY GO	5.000%	8/1/14 (ETM)	415	420
New York City NY GO	5.000%	8/1/14	6,085	6,160
New York City NY GO	5.250%	9/1/14 (ETM)	135	137
New York City NY GO	5.000%	11/1/14 (Prere.)	2,400	2,458
New York City NY GO	5.000%	4/1/15 (4)(ETM)	1,850	1,931
New York City NY GO	5.000%	4/1/15 (4)	2,910	3,040
New York City NY GO	5.000%	6/1/15 (Prere.)	3,960	4,167
New York City NY GO	5.750%	8/1/15 (2)	1,135	1,140
New York City NY GO	5.000%	2/1/16 (Prere.)	35	38
New York City NY GO	5.000%	8/1/16	5,000	5,513
New York City NY GO	5.000%	8/1/17	7,610	8,633
New York City NY GO	5.000%	3/1/18	1,990	2,276
New York City NY GO	5.000%	6/1/19	8,675	10,164
New York City NY GO	5.000%	8/1/19	12,130	13,737
New York City NY GO	5.000%	8/1/19	4,500	5,288
New York City NY GO	5.000%	8/1/19	5,000	5,875
New York City NY GO	5.000%	8/1/19	3,100	3,643
New York City NY GO	5.000%	8/1/20	32,355	37,963
New York City NY GO	5.000%	8/1/20	10,000	11,315
New York City NY GO	5.000%	8/1/20	4,010	4,537
New York City NY GO	5.250%	9/1/20	4,565	5,339
New York City NY GO	5.000%	10/1/20	1,445	1,642
New York City NY GO	5.000%	2/1/21	12,300	13,700
New York City NY GO	5.250%	3/1/21	4,255	4,986
New York City NY GO	5.000%	8/1/21	59,135	69,175
New York City NY GO	5.000%	8/1/21	13,965	15,024
New York City NY GO	5.000%	8/1/21	9,600	10,849
New York City NY GO	5.000%	8/1/21	15,750	18,587
New York City NY GO	5.000%	8/1/21	23,065	25,267
New York City NY GO	5.250%	9/1/21	14,250	16,547
New York City NY GO	5.000%	10/1/21	7,545	8,981
New York City NY GO	5.000%	8/1/22	7,415	8,815
New York City NY GO	5.000%	8/1/22	13,490	16,036
New York City NY GO	5.000%	8/1/22	6,400	7,608
New York City NY GO	5.000%	8/1/22	32,000	37,345
New York City NY GO	5.000%	8/1/22	18,475	21,495
New York City NY GO	5.000%	8/1/22	7,050	7,958
New York City NY GO	5.000%	8/1/22	6,020	7,004
New York City NY GO	5.250%	8/15/22	25,250	29,356
New York City NY GO	5.000%	10/1/22	9,070	10,801
New York City NY GO	5.000%	8/1/23	3,690	4,358
New York City NY GO	5.000%	8/1/23	7,740	9,141
New York City NY GO	5.000%	8/1/23	11,000	13,042
New York City NY GO	5.000%	8/1/23	2,000	2,327
New York City NY GO	5.000%	8/1/23	5,650	6,724
New York City NY GO	5.000%	8/1/23	3,905	4,648
New York City NY GO	5.000%	8/1/23	6,250	7,439
New York City NY GO	5.000%	8/1/23	10,000	11,856
New York City NY GO	5.250%	8/15/23	21,820	25,309
New York City NY GO	5.000%	10/1/23	4,430	5,262
New York City NY GO	5.000%	11/1/23	5,600	5,724

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	4/1/24	17,335	20,278
New York City NY GO	5.000%	8/1/24	8,085	9,232
New York City NY GO	5.000%	8/1/24	5,310	6,169
New York City NY GO	5.000%	8/1/24	20,000	23,542
New York City NY GO	5.000%	8/1/24	4,000	4,695
New York City NY GO	5.250%	8/15/24	25,945	30,046
New York City NY GO	5.000%	10/1/24	5,000	5,816
New York City NY GO	5.000%	10/1/24	4,500	5,290
New York City NY GO	5.000%	6/1/25	1,185	1,242
New York City NY GO	5.000%	8/1/25	3,300	3,813
New York City NY GO	5.000%	8/1/25	5,000	5,822
New York City NY GO	5.000%	10/1/25	10,985	12,815
New York City NY GO	5.000%	4/1/26	3,590	4,117
New York City NY GO	5.000%	4/1/26	10,000	11,535
New York City NY GO	5.000%	8/1/26	9,735	11,290
New York City NY GO	5.000%	8/1/26	1,455	1,678
New York City NY GO	5.000%	8/1/26	5,000	5,790
New York City NY GO	5.000%	10/1/26	23,890	27,715
2 New York City NY GO	0.520%	8/1/27	16,500	16,508
New York City NY GO	5.000%	8/1/27	6,585	7,550
New York City NY GO	5.000%	8/1/27	4,705	5,355
New York City NY GO	5.000%	10/1/27	15,000	17,145
New York City NY GO	5.000%	8/1/28	17,000	19,201
New York City NY GO	5.000%	3/1/29	27,590	31,327
New York City NY GO	5.000%	5/15/29	7,900	8,978
New York City NY GO	5.000%	8/1/29	17,500	19,680
New York City NY GO	5.000%	8/1/29	9,715	10,964
New York City NY GO	5.000%	3/1/30	16,230	18,327
New York City NY GO	5.000%	8/1/30	23,000	25,754
New York City NY GO	5.000%	8/1/30	10,655	11,962
New York City NY GO	5.000%	8/1/30	6,845	7,685
New York City NY GO	5.000%	10/1/30	18,425	20,677
New York City NY GO	5.000%	3/1/31	33,315	37,353
New York City NY GO	5.450%	4/1/31	6,560	7,550
New York City NY GO	5.000%	5/15/31	5,000	5,667
New York City NY GO	5.000%	10/1/31	34,050	38,045
New York City NY GO	5.000%	8/1/32	1,475	1,634
New York City NY GO	5.000%	8/1/32	8,280	9,164
New York City NY GO	5.000%	3/1/33	15,215	16,693
New York City NY GO VRDO	0.060%	5/1/14	10,100	10,100
New York City NY GO VRDO	0.060%	5/1/14	17,260	17,260
New York City NY GO VRDO	0.070%	5/1/14 LOC	34,385	34,385
New York City NY GO VRDO	0.070%	5/1/14 LOC	32,040	32,040
New York City NY GO VRDO	0.070%	5/1/14 LOC	21,830	21,830
New York City NY GO VRDO	0.090%	5/1/14	78,800	78,800
New York City NY GO VRDO	0.090%	5/1/14	26,300	26,300
New York City NY GO VRDO	0.090%	5/1/14	53,100	53,100
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/24	3,500	3,887
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	19,200	20,781
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/26	12,940	14,717
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28	17,300	19,678
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	22,000	24,904
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30	12,500	14,088
New York City NY Industrial Development Agency Civic Facility Revenue (Civil Liberties Union)
VRDO	0.090%	5/1/14 LOC	11,400	11,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	40,621
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	30,037
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	47,290
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,094
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	4,049
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,243
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	33,472
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	27,451
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,096
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	7,500	7,816
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,179
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	19,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	55,524
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,415	11,624
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	0.090%	5/1/14	2,015	2,015
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	5/1/14	17,600	17,600

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	5/1/14	14,075	14,075
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	5/1/14	3,500	3,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.080%	5/1/14	8,600	8,600
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.080%	5/1/14	17,220	17,220
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.080%	5/1/14	15,275	15,275
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.080%	5/1/14	7,720	7,720
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.090%	5/1/14	53,200	53,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.090%	5/1/14	75,200	75,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.090%	5/1/14	13,560	13,560
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.090%	5/1/14	11,400	11,400
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26 (14)	9,500	9,704
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/32 (2)	5,450	5,562
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/15	2,820	2,916
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/16	2,925	3,153
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/17	5,150	5,742
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/17	6,335	7,176
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/19	3,875	4,515
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/23	4,440	5,127
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/24	7,040	8,109
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/25 (14)	10,170	11,094
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25	13,090	15,186
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/26 (14)	7,620	8,293
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	10,520	12,179
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	8,185	9,476
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/27	4,615	5,325
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/28	3,465	3,956
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/29	3,550	3,948
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/30	9,500	10,659
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	18,000	20,009
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	6,000	6,651
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	3,950	4,360
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/14	6,065	6,214
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/15	6,000	6,366
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	8,581
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15 (ETM)	80	86
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	920	987
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,250	3,589
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	2,500	2,760
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/16 (Prere.)	51,100	56,425
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	12,000	13,778
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	8,965	10,293
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	4,580	5,163
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/18	1,300	1,515
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	15,000	17,567
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	5,000	5,856
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	9,835	11,671
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,535	3,008
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	16,030	19,202
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	30,000	35,497
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/22	11,090	12,911
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/23	16,740	19,816
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24	6,000	7,039
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	8,000	9,412
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	15,550	18,377
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,000	1,182
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	14,245	16,697
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	13,770	16,505
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	10,030	12,022
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25	4,285	5,007
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,883
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,883
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,500	6,471
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,795	12,517
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,290	11,932
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	2,635	3,075
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	8,620	10,058
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26	8,255	9,684
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	1,435	1,661
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	4,000	4,629
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	25,675	29,485
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	10,000	11,306

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	12,000	13,678
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	8,000	8,949
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	19,000	21,171
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	24,475	27,469
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	12,700	14,206
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	16,500	18,413
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	4,270	4,764
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	17,500	19,505
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	27,325	30,567
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.090%	5/1/14	6,945	6,945
New York City NY Transitional Finance Authority Revenue VRDO	0.080%	5/1/14	17,300	17,300
New York City NY Transitional Finance Authority Revenue VRDO	0.090%	5/1/14	43,600	43,600
New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History)
VRDO	0.090%	5/1/14	3,650	3,650
New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History)
VRDO	0.090%	5/1/14	4,250	4,250
New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the
Performing Arts Inc.)	5.250%	12/1/18	7,600	8,885
New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	5,811
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	14,284
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	14,000	15,628
New York Metropolitan Transportation Authority Revenue	5.750%	7/1/18	1,975	2,337
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	2,685	3,020
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21 (4)	15,900	19,320
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,550	7,641
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,800	7,610
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23 (4)	10,000	11,229
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/24 (14)	9,005	9,555
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	6,505	7,527
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,525	2,817
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,250	2,522
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/25 (14)	9,435	9,999
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	31,000	35,493
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	10,000	11,299
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,330	1,526
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,500	1,695
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	5,355	6,071
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	15,000	16,798
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	2,300	2,608
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	3,000	3,338
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	3,850	4,280
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	1,695	1,910
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	3,885	4,338
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	1,500	1,698
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/27	22,625	25,283
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	15,000	16,754
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/28	9,000	10,008
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	13,635	15,102
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/29	20,730	22,949
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,735	14,026
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,125	13,254
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	10,260	11,300
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	24,500	27,032
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/31	8,000	8,570
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	8,500	9,309
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	5,500	6,027
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	5,480	5,970
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	12,705	13,842
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	13,055	14,161
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34	19,605	21,188
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	24,446
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.870%	11/1/17	18,000	18,089
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.070%	11/1/19	8,000	8,033
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,130
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	12,061
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,386
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	12,628
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,281
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,149
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,294
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,033

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York Metropolitan Transportation Authority Revenue (Service Contract)	5.500%	7/1/15	17,315	18,399
	New York Metropolitan Transportation Authority Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,831
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/14 (2)	6,910	7,111
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18	30,750	33,806
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,633
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,531
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,834
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,234
2	New York Metropolitan Transportation Authority Revenue PUT	0.802%	11/1/16	12,500	12,559
2	New York Metropolitan Transportation Authority Revenue PUT	0.942%	11/1/17	8,885	8,949
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,671
	New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,312
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/24	2,000	2,328
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/28	3,925	4,456
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29	2,320	2,665
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/29	2,125	2,409
	New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/30	4,330	4,880
	New York State Dormitory Authority Revenue (Catholic Health System Obligated Group)	5.000%	7/1/27	3,250	3,261
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/19	3,000	3,439
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21	5,000	5,837
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/22	5,340	6,157
	New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/25	6,100	6,866
	New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	19,375	23,543
	New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28	1,070	1,193
	New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/29	1,625	1,813
	New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/30	1,200	1,342
	New York State Dormitory Authority Revenue (Fordham University) PUT	5.000%	7/1/16	18,000	19,614
	New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,723
	New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,122
	New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,116
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/15 (Prere.)	6,415	6,660
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/15 (Prere.)	6,740	6,998
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,200	3,510
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,000	3,444
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	5,030	5,774
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20 (ETM)	10	12
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	13,280	15,625
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/25 (4)	2,735	3,110
	New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,845
	New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
	New York University)	5.000%	7/1/21	1,500	1,710
	New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
	New York University)	5.000%	7/1/23 (14)	4,000	4,380
	New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
	New York University)	5.000%	7/1/24 (14)	3,300	3,613
	New York State Dormitory Authority Revenue (Mount Sinai School of Medicine of
	New York University)	5.000%	7/1/27 (14)	8,000	8,759
	New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/16 (14)	3,500	3,901
	New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19 (14)	1,700	2,078
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/22	3,445	4,014
	New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/29	2,000	2,246
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/14	3,250	3,349
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	4,745	4,943
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	255	266
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	36,270	42,492
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	24
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	33,000	37,898
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,060	14,254
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	34,650	39,793
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,642
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	5,000	5,543
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	35,885	43,025
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/25	8,500	10,122
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	16,820	18,488
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	23,375	26,776
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	10,000	11,779
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	17,630	20,468
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	2,585	3,001
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	10,000	10,979
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	10,300	11,883
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	30,650	35,499

110

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,565	2,817
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	5,790	6,490
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	20,000	22,848
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	25,000	28,618
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,875	3,284
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	10,000	11,457
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	6,810	7,869
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	25,000	28,568
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	20,245	22,621
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	10,000	11,430
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	1,000	1,145
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	32,000	36,299
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	17,240	19,156
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	7,500	8,293
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	1,070	1,179
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,135	11,180
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,892
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	3,475	4,019
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	10,000	11,634
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	10,000	11,694
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,469
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	750	874
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	500	585
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	7,000	7,943
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	16,355	18,830
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,156
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,436
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	19,435	22,152
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	7,196
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,719
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,144
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	8,610
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,135
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,134
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	750	843
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	4,500	5,013
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27 (4)	400	449
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	500	561
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28 (4)	200	223
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	425	473
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29	500	553
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/18	11,570	13,317
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20	6,815	7,872
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21	17,750	20,427
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22	3,050	3,497
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.250%	5/15/15	680	693
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22	9,200	11,003
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28	4,000	4,498
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29	3,000	3,353
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30	1,000	1,112
New York State Energy Research & Development Authority Pollution Control Revenue
(New York State Electric & Gas Corp. Project)	2.250%	12/1/15	9,500	9,688
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,445
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	18,571
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/27	14,910	17,305
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/27	5,000	5,901
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/28	11,460	13,196
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/29	17,830	20,473
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/30	26,230	30,135
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/31	3,670	4,181
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	4.000%	5/15/14	1,415	1,417
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/16	3,825	4,193
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/23	3,790	4,473
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24	3,475	4,072
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25	6,035	7,038

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27	3,350	3,886
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28	6,160	7,114
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29	5,320	6,125
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30	1,840	2,104
New York State GO	4.500%	2/1/17	14,125	15,665
New York State GO	4.500%	2/1/18	24,735	28,077
New York State GO	4.500%	2/1/19	10,670	12,315
New York State GO	5.000%	2/1/30	3,000	3,389
New York State GO	5.000%	2/15/30	20,000	22,676
New York State Housing Finance Agency Housing Revenue (160 West 62nd Street) VRDO	0.100%	5/7/14 LOC	47,900	47,900
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.080%	5/7/14 LOC	4,200	4,200
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.100%	5/7/14	25,300	25,300
New York State Housing Finance Agency Revenue (Service Contract) VRDO	0.140%	5/7/14 LOC	5,495	5,495
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17 (4)	5,000	5,484
New York State Local Government Assistance Corp. Revenue	5.500%	4/1/17	1,250	1,377
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/19	6,640	7,863
New York State Local Government Assistance Corp. Revenue VRDO	0.100%	5/7/14	14,090	14,090
New York State Mortgage Agency Revenue (NYHELP’s Education Loan)	5.000%	11/1/22	50	55
New York State Thruway Authority Revenue	5.000%	1/1/15 (Prere.)	4,555	4,703
New York State Thruway Authority Revenue	5.000%	1/1/15 (Prere.)	3,395	3,505
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	10,115
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	9,026
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	11,260
New York State Thruway Authority Revenue	5.000%	1/1/23 (2)	15,445	15,901
New York State Thruway Authority Revenue	5.000%	1/1/24 (2)	11,490	11,823
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	23,482
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	7,681
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	670	716
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	800	854
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	8,185	8,741
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	4,330	4,618
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,195	5,540
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	15,263
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,450
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	12,915
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,323
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	12,006
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	11,592
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,579
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	5,049
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	24,487
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,798
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,291
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	30,660
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/21	24,890	28,967
New York State Thruway Authority Revenue (Personal Income Tax)	5.250%	3/15/27	7,115	7,985
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/29	7,000	7,956
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/22	22,710	26,341
New York State Urban Development Corp. Revenue	5.000%	12/15/14	3,125	3,221
New York State Urban Development Corp. Revenue	5.000%	1/1/15	19,500	20,133
New York State Urban Development Corp. Revenue	5.000%	12/15/15	4,000	4,312
New York State Urban Development Corp. Revenue	5.000%	1/1/16	22,360	24,085
New York State Urban Development Corp. Revenue	5.250%	1/1/17	12,000	13,472
New York State Urban Development Corp. Revenue	5.250%	1/1/18	36,140	41,533
New York State Urban Development Corp. Revenue	5.250%	1/1/22	7,500	8,655
New York State Urban Development Corp. Revenue	4.375%	3/15/22	9,020	9,964
New York State Urban Development Corp. Revenue	5.000%	12/15/22	2,000	2,322
New York State Urban Development Corp. Revenue	5.000%	12/15/23	2,615	3,029
New York State Urban Development Corp. Revenue	5.000%	1/1/26	7,910	8,888
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	23,431
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19	30,760	36,462
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	43,005
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,262
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	21,649
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	25,927
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	13,360
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	8,125
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	21,391
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,940
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	16,913
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	31,486

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,258
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	34,423
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	31,202
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/15	50,000	51,622
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	8,000	9,122
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/18	24,275	27,680
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/19	3,625	4,193
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	7,966
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20	8,165	9,519
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	11,345	12,990
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/22	5,120	5,804
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/25	15,000	17,160
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.130%	5/7/14	17,315	17,315
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/17	250	273
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/18	280	311
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/19	350	392
Port Authority of New York & New Jersey Revenue	5.250%	7/15/30	18,635	21,056
Port Authority of New York & New Jersey Revenue	5.000%	6/1/33	10,000	11,325
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	26,101
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/15	15,000	15,785
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	13,040	14,130
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	5,000	5,601
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/14	3,130	3,217
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/15	3,000	3,233
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/16	3,000	3,231
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/16	2,000	2,226
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	5/15/18 (Prere.)	4,550	5,307
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25	24,975	28,266
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/26	15,000	17,285
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/28	15,000	16,997
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	7,415	8,364
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/14	20,000	20,510
Triborough Bridge & Tunnel Authority New York Revenue PUT	5.000%	11/15/15	20,000	21,419
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.080%	5/1/14 LOC	3,300	3,300
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.090%	5/1/14 LOC	17,620	17,620
United Nations Development Corp. New York Revenue	5.000%	7/1/21	7,200	8,097
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/29	33,000	38,511
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/30	17,500	20,264
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31	25,340	29,160
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	15,350	17,554
Westchester County NY GO	5.000%	7/1/21	12,315	14,927
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30	1,935	2,035
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	1,000	1,128
				6,352,383
North Carolina (1.3%)
Charlotte NC COP	5.000%	6/1/16	2,000	2,191
Charlotte NC GO	5.000%	7/1/16	5,000	5,501
Charlotte NC GO	5.000%	7/1/22	3,280	4,002
Charlotte NC GO	5.000%	7/1/23	3,355	4,057
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System) VRDO	0.070%	5/1/14	5,155	5,155
Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	5.000%	6/1/33	3,210	3,577
Forsyth County NC GO VRDO	0.130%	5/7/14	2,220	2,220
Guilford County NC GO	5.000%	3/1/22	3,220	3,903
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,809
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,337
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,099
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,691
Mecklenburg County NC GO	5.000%	2/1/17	3,635	4,073
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,124
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,326
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,351
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/27 (4)	9,900	10,669
1 North Carolina Capital Facilities Finance Agency Revenue (Duke University Project) TOB VRDO	0.090%	5/1/14	9,200	9,200
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,454
North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	12,534
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	18,198
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	18,242
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	16,093
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	34,778

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	32,621
North Carolina Eastern Municipal Power Agency Power Systems Revenue	3.000%	1/1/16	1,815	1,891
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	1,500	1,612
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	5,000	5,374
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/16	4,000	4,300
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/26	22,510	24,611
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/26	3,000	3,345
North Carolina GAN PUT	4.000%	3/1/18	11,000	12,008
North Carolina GO	5.000%	6/1/16	15,050	16,503
North Carolina GO	5.000%	9/1/16	1,165	1,290
North Carolina GO	5.000%	3/1/17	1,925	2,163
North Carolina GO	5.000%	3/1/17 (Prere.)	700	787
North Carolina GO	5.000%	3/1/17 (Prere.)	9,300	10,450
North Carolina GO	5.000%	6/1/18	22,730	26,368
North Carolina GO	4.000%	5/1/23	39,470	45,107
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/18 (4)	9,675	10,773
North Carolina Infrastructure Financial Corp. Capital Improvements COP	5.000%	2/1/19 (4)	10,000	11,124
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	9,814
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,370
North Carolina Medical Care Commission Health Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,586
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	13,553
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20	1,375	1,601
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21	5,000	5,715
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22	5,000	5,605
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/23	1,825	2,045
North Carolina Medical Care Commission Hospital Revenue (Southeastern Regional Medical Center)	5.000%	6/1/25	1,035	1,141
North Carolina Municipal Power Agency Revenue	5.250%	1/1/18	5,000	5,738
North Carolina Municipal Power Agency Revenue	5.250%	1/1/19	3,085	3,508
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20	2,000	2,245
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	4,500	4,954
North Carolina State University at Raleigh General Revenue	5.000%	10/1/25	2,655	3,194
University of North Carolina University System Revenue	5.250%	10/1/27	1,720	1,962
University of North Carolina University System Revenue	5.250%	10/1/28	1,590	1,827
Wake County NC GO	5.000%	3/1/21	3,125	3,774
Wake County NC GO	5.000%	6/1/28	3,000	3,456
Winston-Salem NC Revenue	4.000%	3/1/15	2,400	2,477
				470,476
Ohio (3.0%)
Akron OH Bath & Copley Joint Township Hospital District Revenue (Children’s Hospital Medical
Center of Akron)	5.000%	11/15/32	7,500	8,043
Akron OH GO	5.000%	12/1/15 (Prere.)	5,300	5,699
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/27	5,830	6,623
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/17	14,645	16,476
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	30,000	33,031
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,719
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/29	6,120	6,774
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,827
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/32	13,480	14,374
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/18	16,000	18,189
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/19	13,050	14,958
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20	10,310	11,752
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/16	4,000	4,309
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/17	6,770	7,534
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/24 (12)	5,000	5,466
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/28	17,555	19,372
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.125%	6/1/24	22,345	19,239
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,403
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,488
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,888
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,737
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	12,117
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,881
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,126
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	4,500	4,904
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	7,455	8,105
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	14,065	15,254
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	7,505	8,122

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	7,350	7,954
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,825
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	2,894
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,588
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/29	5,000	5,496
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30	5,225	5,714
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/31	8,640	9,401
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/32	9,060	9,814
Cleveland-Cuyahoga County OH Port Authority Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.140%	5/7/14 LOC	11,300	11,300
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.110%	5/7/14	15,250	15,250
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,108
Columbus OH City School District School Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,683
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,229
Columbus OH GO	5.000%	7/1/16	2,500	2,749
Columbus OH GO	5.000%	2/15/22	3,000	3,627
Columbus OH GO	5.000%	7/1/23	6,400	7,827
Columbus OH Metropolitan Library Special Obligation Revenue	5.000%	12/1/24	1,325	1,520
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20	7,000	8,163
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21	7,300	8,390
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,508
Cuyahoga OH Community College District Revenue	5.000%	8/1/22	6,610	7,567
Cuyahoga OH Community College District Revenue	5.000%	8/1/23	3,470	3,938
Cuyahoga OH Community College District Revenue	5.000%	8/1/24	2,500	2,819
Dayton OH City School District GO	5.000%	11/1/21	9,210	10,910
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,537
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	11,000	11,568
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	8,796
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	24,732
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	20,152
Huber Heights OH City School District GO	4.750%	12/1/24	890	986
Huber Heights OH City School District GO	4.875%	12/1/27	150	165
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,102
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,093
Kent State University OH Revenue	5.000%	5/1/29	1,000	1,108
Kent State University OH Revenue	5.000%	5/1/30	1,750	1,928
Kent State University OH Revenue	5.000%	5/1/31	4,000	4,381
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,717
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,717
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,348
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,348
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,282
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,282
1 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.290%	5/7/14	1,900	1,900
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,375
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/31	6,000	6,940
Miami University of Ohio General Receipts Revenue	5.000%	9/1/31	2,000	2,184
Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	0.090%	5/7/14 LOC	6,000	6,000
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.070%	5/1/14	9,300	9,300
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.070%	5/1/14	13,400	13,400
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.070%	5/1/14	1,200	1,200
Ohio Air Quality Development Authority Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	3,000	3,006
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19	5,000	5,905
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/26	1,975	2,198
Ohio Building Authority Revenue (Adult Correctional Building)	5.250%	4/1/17	5,565	6,309
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/30	1,475	1,631
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	2/1/22	400	475
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	2/1/23	2,075	2,477
Ohio Common Schools GO	5.000%	9/15/19	9,655	11,401
Ohio GO	5.000%	8/1/14	6,500	6,580
Ohio GO	5.000%	8/1/14	8,265	8,367
Ohio GO	5.000%	8/1/14	6,670	6,752
Ohio GO	5.000%	9/15/14	2,155	2,194
Ohio GO	5.500%	11/1/14	7,000	7,189
Ohio GO	5.000%	8/1/16	3,000	3,310
Ohio GO	5.000%	9/1/16	2,870	3,177
Ohio GO	5.000%	9/15/16	5,130	5,687
Ohio GO	5.000%	9/15/16	5,415	5,998
Ohio GO	5.000%	9/15/18	12,755	13,845
Ohio GO	5.000%	11/1/18	7,710	8,413
Ohio GO	5.000%	9/15/19	13,000	14,101

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio GO	5.000%	9/15/19	9,025	10,667
Ohio GO	5.000%	4/1/21	4,440	5,230
Ohio Higher Education GO	5.000%	11/1/23	7,405	8,060
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	4,500	5,024
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.060%	5/1/14	14,450	14,450
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.080%	5/1/14	21,885	21,885
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,485
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/32	1,880	2,074
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	28,264
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,022
Ohio Highway Capital Improvements GO	5.000%	5/1/27	10,220	11,883
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/27	9,330	10,368
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/28	11,670	13,081
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.090%	5/1/14	12,300	12,300
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.090%	5/1/14	2,425	2,425
Ohio Housing Finance Agency Residential Mortgage Revenue	6.125%	9/1/28	2,040	2,145
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16 (4)	5,000	5,474
Ohio Major New State Infrastructure Project Revenue	5.000%	6/15/16	5,000	5,474
Ohio Major New State Infrastructure Project Revenue	5.500%	6/15/20	4,000	4,575
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23	3,250	3,817
Ohio State University General Receipts Revenue	5.250%	6/1/14 (ETM)	255	256
Ohio State University General Receipts Revenue	5.250%	6/1/14	2,610	2,622
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	250	294
Ohio State University General Receipts Revenue	5.000%	12/1/19 (Prere.)	215	257
Ohio State University General Receipts Revenue	5.000%	12/1/20	3,535	4,105
Ohio State University General Receipts Revenue	5.000%	12/1/26	2,250	2,578
Ohio State University General Receipts Revenue	5.000%	6/1/28	2,000	2,308
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	2,001
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/27	2,000	2,258
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,233
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,409
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	7,815
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,933
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/20	3,585	4,128
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,759
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	0.300%	5/7/14	5,920	5,920
Ohio Water Development Authority Pollution Control Revenue (FirstEnergy Nuclear Generation
Corp. Project) PUT	2.200%	6/1/16	10,000	10,034
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/23	12,500	15,265
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/24	3,325	4,090
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,575	1,582
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	425	427
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,593
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,945
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,999
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,895
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,123
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,376
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,624
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,864
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,473
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,967
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.500%	2/15/28	17,000	18,178
University of Akron Ohio General Receipts Revenue	5.000%	1/1/19 (4)	1,000	1,157
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23 (4)	8,010	9,008
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24 (4)	3,335	3,723
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25 (4)	2,500	2,775
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26 (4)	2,000	2,202
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27 (4)	2,000	2,186
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28 (4)	2,500	2,723
University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,322
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22	2,455	2,913
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29	6,385	7,078
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/30	1,000	1,103
				1,096,444
Oklahoma (0.3%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	18,070	19,081
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	12,000	12,671

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/22	1,350	1,626
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/23	2,500	3,025
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/24	1,500	1,824
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25	3,000	3,613
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	2,500	2,985
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/27	3,000	3,551
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/28	2,000	2,347
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/29	2,500	2,909
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/30	2,500	2,888
Oklahoma City OK GO	5.000%	3/1/17	7,335	8,245
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/23	1,500	1,826
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/31	4,255	4,911
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32	5,000	5,740
Oklahoma Development Finance Authority Health System Revenue (Integris Baptist)	5.000%	8/15/24	12,100	13,413
Oklahoma Development Finance Authority Pollution Control Revenue (Public Service Co. Project)	5.250%	6/1/14	3,400	3,413
Oklahoma Development Finance Authority Revenue (Waste Management Inc. Project) PUT	2.250%	6/2/14	4,000	4,006
Oklahoma Municipal Power Authority Power Supply System Revenue	5.875%	1/1/28	1,045	1,193
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	7,814
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,329
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,160
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,528
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,256
University of Oklahoma Revenue	5.000%	7/1/32	670	752
				116,106
Oregon (0.6%)
Oregon Department of Administrative Services COP	5.000%	11/1/19	2,000	2,363
Oregon Department of Administrative Services COP	5.000%	11/1/20	9,660	11,237
Oregon Department of Administrative Services COP	5.000%	5/1/23	3,130	3,503
Oregon Department of Administrative Services COP	5.000%	5/1/24	1,750	1,944
Oregon Department of Administrative Services COP	5.000%	5/1/25	2,220	2,452
Oregon Department of Administrative Services COP	5.000%	5/1/26	3,520	3,993
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/16	1,750	1,906
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25 (4)	5,675	6,287
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/28	5,120	5,963
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	4,000	4,604
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	11,010	12,592
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	6,200	7,099
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32	5,560	6,322
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33	5,545	6,273
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20	6,085	7,182
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21	7,500	8,862
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/22	1,000	1,161
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,250	1,456
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/26	1,810	2,052
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	2,000	2,256
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/28	2,500	2,795
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/29	1,420	1,575
Oregon GO	5.000%	5/1/15	1,500	1,573
Oregon GO	5.000%	5/1/15	2,475	2,595
Oregon GO	5.000%	5/1/15	4,000	4,195
Oregon GO	5.000%	11/1/15	5,860	6,282
Oregon GO	5.000%	5/1/16	1,750	1,912
Oregon GO	5.000%	5/1/18	1,125	1,302
Oregon GO	5.000%	5/1/18	1,500	1,736
Oregon GO	5.000%	11/1/18	3,750	4,391
Oregon GO	5.000%	5/1/19	2,770	3,271
Oregon GO	5.000%	5/1/26	1,570	1,802
Oregon GO	5.000%	5/1/26	1,490	1,710
Oregon GO	5.000%	5/1/27	2,415	2,758
Oregon GO	5.000%	5/1/27	2,460	2,809
Oregon GO	5.000%	5/1/28	5,165	5,878
Oregon GO	5.000%	5/1/28	2,755	3,135
Oregon GO	5.000%	5/1/29	2,890	3,270
Oregon GO	5.000%	5/1/30	5,685	6,410
Oregon GO	5.000%	5/1/31	3,370	3,786
Oregon GO	5.000%	5/1/31	1,760	1,977
Oregon GO	5.000%	5/1/31	2,915	3,360
Oregon GO	5.000%	5/1/32	2,060	2,362
Oregon GO	5.000%	11/1/32	1,440	1,661
Oregon GO (Oregon University System Projects)	5.250%	8/1/28	1,650	1,924
Oregon GO (Oregon University System Projects)	5.250%	8/1/28	2,585	3,014

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon GO (Oregon University System Projects)	5.250%	8/1/29	2,725	3,162
Oregon GO (Oregon University System Projects)	5.250%	8/1/30	2,050	2,372
Oregon GO (Oregon University System Projects)	5.250%	8/1/30	2,865	3,315
Oregon GO (Oregon University System Projects)	5.250%	8/1/31	3,015	3,469
Oregon GO (Veterans Welfare) VRDO	0.090%	5/1/14	6,400	6,400
Oregon Health & Science University Revenue	5.000%	7/1/23	1,000	1,163
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	12,361
				209,232
Pennsylvania (3.9%)
Allegheny County PA GO	5.000%	11/1/29	15,000	15,971
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29	1,290	1,439
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/31	2,720	3,025
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center)	0.879%	2/1/21	10,335	10,240
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	19,307
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	2,795	2,997
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,390
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	3,740	3,849
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,059
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	3,685	3,746
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.200%	7/1/16	4,500	4,504
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	4,505
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	16,076
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	4.500%	11/15/14 (Prere.)	1,410	1,443
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	4.750%	11/15/14 (Prere.)	1,010	1,035
Blair County PA Hospital Authority Revenue (Altoona Regional Health System)	5.000%	11/15/14 (Prere.)	1,100	1,129
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,486
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,553
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	14,668
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25	875	985
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	9,918
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32	7,715	8,282
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.250%	1/1/17	2,375	2,614
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18	2,735	3,102
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/20	3,415	3,900
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/21	4,190	4,738
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29	14,800	16,437
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	4,036
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,205
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,375
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	13,070	13,175
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23	4,850	5,405
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33	5,750	6,253
Lancaster PA Higher Education Authority College Revenue (Franklin & Marshall College)	5.000%	4/15/22	3,500	3,776
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/29	6,995	7,691
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	7,000	7,745
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	5,765	6,184
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/27	6,000	6,517
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	8,500	9,070
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/20	1,000	1,091
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.125%	8/15/21	1,000	1,088
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/22	1,000	1,085
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/23	1,500	1,616
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/24	3,000	3,210
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	1,315	1,429
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/23	3,110	3,481
Pennsylvania Economic Development Financing Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	18,434
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	10,857
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20	20,000	23,446
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/21	7,000	8,121

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22	15,000	16,391
Pennsylvania GO	5.000%	7/1/14 (14)	5,010	5,030
Pennsylvania GO	5.000%	5/1/15	16,000	16,775
Pennsylvania GO	5.000%	8/1/15	5,120	5,429
Pennsylvania GO	5.000%	7/1/18	4,250	4,929
Pennsylvania GO	5.000%	5/1/19	15,000	17,627
Pennsylvania GO	5.000%	7/1/19	24,925	29,384
Pennsylvania GO	5.000%	6/1/21	20,000	23,970
Pennsylvania GO	5.000%	7/1/21	42,365	50,815
Pennsylvania GO	5.375%	7/1/21	4,950	6,050
Pennsylvania GO	5.000%	6/1/22	19,450	23,431
Pennsylvania GO	5.000%	11/15/23	4,705	5,559
Pennsylvania GO	5.000%	4/1/25	7,500	8,885
Pennsylvania GO	5.000%	11/15/26	8,000	9,307
Pennsylvania GO	4.000%	10/15/28	11,550	12,359
Pennsylvania GO	4.000%	6/15/30	24,400	25,474
Pennsylvania GO	5.000%	10/15/31	10,000	11,433
Pennsylvania GO	5.000%	10/15/32	24,045	27,322
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	2,560	2,998
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/21	1,830	2,112
Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University
of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,873
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/15	4,200	4,425
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,446
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	5,715	6,360
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,577
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,812
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,818
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/29	2,000	2,119
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,337
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,278
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,247
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,409
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,262
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,807
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19 (2)	2,935	3,399
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/27	700	777
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/28	1,650	1,818
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/30	500	544
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/32	1,000	1,070
Pennsylvania Higher Educational Facilities Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	2,405	2,710
Pennsylvania Higher Educational Facilities Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	532
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/18	2,000	2,215
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19	2,000	2,289
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20	1,500	1,743
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/20	12,180	13,840
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/23	17,530	19,581
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23 (4)	6,080	6,547
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/23 (4)	10,600	11,414
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (4)	6,620	7,128
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/24 (4)	11,130	11,985
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/25 (4)	11,585	12,475
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/26 (4)	10,070	10,843
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/23	1,770	2,044
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/24	1,825	2,090
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/25	2,190	2,485
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/26	2,165	2,433
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,670
1 Pennsylvania Turnpike Commission Oil Franchise Tax Revenue TOB VRDO	0.140%	5/7/14	2,000	2,000
2 Pennsylvania Turnpike Commission Revenue	1.390%	12/1/20	22,500	22,812
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	5,086
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	16,046
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	18,953
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,574
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	3,942
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/24	4,715	5,295
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,803
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	1,927
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	13,705

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,209
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,485
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	54,085
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	6,868
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	6,000	6,160
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	11,091
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	3,989
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.240%	5/7/14 (12)	3,245	3,245
Philadelphia PA Airport Parking Authority Revenue	5.000%	9/1/16	3,000	3,272
Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,234
Philadelphia PA Gas Works Revenue	5.000%	8/1/14	3,000	3,034
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,159
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	24,284
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,411
Philadelphia PA Hospitals & Higher Education Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/30	24,000	26,078
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.090%	5/1/14	7,000	7,000
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.090%	5/1/14	18,500	18,500
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/26	4,275	4,283
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/30	6,040	6,008
Philadelphia PA Industrial Development Authority Lease Revenue	5.000%	10/1/14 (14)	6,390	6,488
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	3,926
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	7,894
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	19,731
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,421
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,213
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,428
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/23	2,300	2,720
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/23	2,000	2,372
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/24	3,800	4,508
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	5,500	6,325
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.180%	5/7/14 (4)	68,830	68,830
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,164
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	30,000	33,745
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	6,100	6,707
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	5,000	5,462
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	17,301
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	4,905	5,438
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue	5.000%	9/15/17	3,990	4,544
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.000%	9/15/19	2,575	2,990
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.500%	9/15/23	9,000	10,597
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/27	12,500	14,518
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/28	2,375	2,752
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/29	11,250	12,973
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19	1,235	1,374
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20	1,330	1,499
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25	4,500	4,787
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/32	15,000	16,154
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/21	1,015	1,162
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/22	1,160	1,315
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/23	1,350	1,514
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/24	1,420	1,582
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/25	1,465	1,620
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30	6,185	6,627
				1,400,589
Puerto Rico (0.6%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16	5,970	5,198
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	35,487
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,158
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	23,929
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	4,998
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	16,882

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/23	16,145	10,259
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/28	4,000	2,443
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/29	18,010	10,950
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/31	2,260	1,351
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/35	2,500	1,481
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,003
Puerto Rico GO	5.500%	7/1/26	5,000	3,776
Puerto Rico GO	5.375%	7/1/33	2,610	1,923
Puerto Rico Highway & Transportation Authority Revenue VRDO	0.640%	5/7/14 LOC	28,400	28,400
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/14 (Prere.)	13,600	13,714
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/29	9,700	6,814
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	309
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/28	34,745	28,325
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	13,790	11,803
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/33	7,580	1,555
				232,758
Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,300
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	11,270
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,091
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	22,910
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	28,272
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	5.500%	9/1/28	6,000	6,267
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue (Care New England
Health System Obligated Group)	6.000%	9/1/33	5,500	5,818
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/26 (4)	4,900	5,063
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	3,114
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,503
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,741
				97,349
South Carolina (1.2%)
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,252
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.250%	12/1/15 (Prere.)	12,610	13,606
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.250%	12/1/15 (Prere.)	33,070	35,682
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.250%	12/1/15 (Prere.)	2,730	2,946
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/19	3,105	3,442
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/27	10,000	11,516
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/25	8,805	9,388
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/26	9,760	10,291
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/16	5,000	5,416
Greenville County SC Hospital Revenue (Greenville Hospital System)	4.125%	5/1/17	5,315	5,786
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/18	2,655	3,020
Greenville County SC School District Installment Revenue	5.500%	12/1/19	32,480	39,093
Greenville County SC School District Installment Revenue	5.000%	12/1/26	28,255	30,626
1 Greenville County SC School District Installment Revenue TOB VRDO	0.170%	5/7/14	7,440	7,440
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26	6,220	6,858
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,145
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,357
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,114
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,763
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,007
North Charleston SC Tax Revenue	5.000%	12/1/14 (12)	4,725	4,850
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	5,045
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,589
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	7,788
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	6,605
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	1,711
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	15,089
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,957
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,906
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,400
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,060
South Carolina GO	5.000%	3/1/16	6,165	6,692

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	South Carolina GO	5.000%	4/1/16	3,560	3,877
	South Carolina GO	5.000%	4/1/18	7,325	8,455
	South Carolina GO	5.000%	4/1/18	2,400	2,770
	South Carolina GO	5.000%	4/1/19	7,825	9,217
	South Carolina GO	5.000%	4/1/19	2,495	2,939
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/18	2,000	2,247
	South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
	VRDO	0.090%	5/7/14 LOC	34,585	34,585
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,769
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,653
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,404
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27	11,740	12,503
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,262
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28	7,570	8,000
	South Carolina Public Service Authority Revenue	5.000%	12/1/16	7,225	8,054
	South Carolina Transportation Infrastructure Revenue	5.250%	10/1/14 (Prere.)	4,035	4,121
					421,296
South Dakota (0.0%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,130
	South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,388
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,134
					7,652
Tennessee (0.9%)
	Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/23	8,280	9,012
	Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/28	8,000	8,584
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
	(Covenant Healthcare)	5.000%	1/1/21	2,500	2,839
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
	(Covenant Healthcare)	5.000%	1/1/22	1,100	1,243
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
	(Covenant Healthcare)	5.000%	1/1/23	4,860	5,490
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
	(Covenant Healthcare)	5.000%	1/1/25	6,215	6,897
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
	(Covenant Healthcare)	5.000%	1/1/26	3,000	3,303
	Memphis TN GO	5.000%	11/1/15 (Prere.)	16,000	17,141
	Memphis TN GO	5.000%	11/1/15 (Prere.)	4,730	5,067
	Memphis TN GO	5.000%	11/1/15 (Prere.)	4,750	5,089
	Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,416
	Memphis TN GO	5.000%	5/1/28	3,145	3,554
	Memphis TN GO	5.000%	5/1/30	1,715	1,916
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/16	3,825	4,207
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	5,740
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
	Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	1,000	1,059
2	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities
	Board Revenue (Vanderbilt University) PUT	0.720%	10/1/17	11,500	11,556
	Shelby County TN GO	5.000%	4/1/19 (ETM)	100	118
	Shelby County TN GO	5.000%	4/1/19	400	470
	Shelby County TN Health Educational & Housing Facility Board Revenue (Baptist Memorial
	Health Care)	5.000%	9/1/18	7,180	8,251
	Shelby County TN Health Educational & Housing Facility Board Revenue (Baptist Memorial
	Health Care)	5.000%	9/1/19	2,000	2,315
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
	Healthcare)	5.250%	6/1/14	13,995	14,053
	Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
	Healthcare) VRDO	0.140%	5/1/14 (4)	10,800	10,800
	Shelby County TN Health Educational & Housing Facility Board Revenue (St. Jude Children’s
	Research Hospital)	5.000%	7/1/21	5,000	5,467
	Shelby County TN Health Educational & Housing Facility Board Revenue (St. Jude Children’s
	Research Hospital)	5.000%	7/1/22	5,000	5,467
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	24,340	26,357
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	39,340	43,660
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	57,705	64,842
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	50	57
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	10,135	11,290
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	5,215	5,729
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	270	305
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	16,460	17,834
	Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,345

122

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee GO	5.000%	8/1/17	3,165	3,604
Tennessee GO	5.000%	10/1/17	6,000	6,866
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	3,510	3,857
				330,800
Texas (8.4%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	24,215	22,936
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,481
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	350	420
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	2,500	2,901
Austin TX Water & Wastewater System Revenue	5.000%	11/15/29	6,045	6,930
Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	5,000	5,700
Austin TX Water & Wastewater System Revenue	5.000%	11/15/31	4,000	4,534
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,750
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	13,474
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	14,317
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,629
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	14,888
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	15,179
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	4,600	4,618
Central Texas Regional Mobility Authority Revenue	4.000%	1/1/15	400	405
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/16	250	260
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/17	250	265
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	269
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	735	794
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	1,550	1,666
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,150	1,329
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	1,000	1,068
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	750	803
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	725	771
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	4,650	2,880
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,000	2,181
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	6,490	3,796
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27	7,750	4,270
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28	5,500	2,838
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29	5,220	2,540
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30	4,355	1,996
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31	4,880	2,101
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/31	4,000	4,369
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	4,000	1,515
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	3,500	3,665
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34	4,000	1,408
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35	4,950	1,648
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37	5,525	1,639
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38	3,500	989
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39	4,500	1,179
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40	5,700	1,401
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	10,270	10,664
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	11,635	12,081
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25	5,080	5,814
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26	4,305	4,895
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27	5,995	6,779
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28	6,180	6,940
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,190	3,574
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30	6,535	7,309
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,607
Corpus Christi TX GO	5.000%	3/1/29	5,235	5,946
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,183
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,455
Dallas County TX GO	5.000%	2/15/15	1,845	1,915
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/24	8,000	9,286
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	12,172
Dallas County TX Utility & Reclamation District GO	5.250%	2/15/25 (2)	11,245	12,172
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/26	11,385	12,216
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27	14,130	15,115
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	2,295	2,665
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	1,195	1,368
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	2,160	2,460
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	2,120	2,401
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,855
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,115
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,477

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,779
Dallas TX GO	5.000%	2/15/15 (Prere.)	11,675	12,120
Dallas TX GO	5.000%	2/15/22 (ETM)	45	55
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	20,477
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/18	2,000	2,330
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,740	2,985
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28	7,335	8,179
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/28	2,235	2,582
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29	6,360	7,066
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	14,950	17,154
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	6,680	7,345
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	14,195	15,596
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/30	12,500	14,266
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31	7,750	8,456
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32	5,775	6,261
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	9,000	9,684
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,914
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,189
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,961
Frisco TX Independent School District GO	5.000%	8/15/15	1,690	1,796
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,647
Frisco TX Independent School District GO	5.000%	8/15/32	6,665	7,505
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/31	2,875	1,965
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/32	5,320	3,622
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/33	18,100	12,260
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/15	10,000	10,770
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/16	12,000	13,398
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)	5.250%	12/1/17	17,000	19,463
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.080%	5/1/14	32,760	32,760
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.080%	5/1/14	25,895	25,895
Harris County TX Cultural Education Facilities Finance Corp. Revenue (St. Luke’s Episcopal
Health System)	5.000%	2/15/19 (ETM)	4,000	4,694
Harris County TX Cultural Education Facilities Finance Corp. Revenue (St. Luke’s Episcopal
Health System)	5.000%	2/15/19 (Prere.)	10,225	11,999
Harris County TX Cultural Education Facilities Finance Corp. Revenue (St. Luke’s Episcopal
Health System)	5.625%	2/15/19 (Prere.)	39,530	47,534
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Medical Center) VRDO	0.080%	5/1/14 LOC	3,590	3,590
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Medical Center) VRDO	0.080%	5/1/14 LOC	2,400	2,400
1 Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)
TOB VRDO	0.140%	5/7/14	8,755	8,755
Harris County TX GO	5.000%	10/1/16	4,755	5,279
Harris County TX GO	5.000%	10/1/17	4,705	5,379
Harris County TX GO	5.000%	10/1/21	8,000	9,501
Harris County TX GO	5.000%	8/15/31	11,485	13,006
Harris County TX GO	5.000%	8/15/32	12,410	13,977
Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.200%	12/1/14 (Prere.)	4,000	4,164
Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	6,304
Harris County TX Health Facilities Development Corp. Hospital Revenue (Texas Children’s Hospital)	5.000%	10/1/24	8,500	9,629
Harris County TX Health Facilities Development Corp. Hospital Revenue (Texas Children’s Hospital)
VRDO	0.080%	5/1/14	21,910	21,910
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.080%	5/1/14	14,040	14,040
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.080%	5/1/14	22,080	22,080
Harris County TX Industrial Development Corp. Pollution Control Revenue (Exxon Corp.) VRDO	0.080%	5/1/14	6,400	6,400
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/26	3,000	3,505
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/27	6,475	7,531
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/28	5,665	6,573
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.000%	11/1/14	3,475	3,559
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.625%	11/1/19	4,535	5,303
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.875%	11/1/20	3,640	4,335
Harris County TX Metropolitan Transportation Authority Lease Revenue	6.000%	11/1/21	4,295	5,113
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	4,224
Harris County TX Toll Road Revenue	5.000%	8/15/14	1,000	1,014
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,523
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,335
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	3,943
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	25,523
Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,640
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	2,009

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,978
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,376
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,124
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,338
Houston TX Community College System GO	5.000%	2/15/17	1,000	1,119
Houston TX Community College System GO	5.000%	2/15/33	20,155	22,603
Houston TX Community College System Revenue	5.000%	4/15/21 (10)	9,200	9,960
Houston TX GO	5.000%	3/1/17	17,880	20,066
Houston TX GO	5.000%	3/1/23	16,680	19,761
2 Houston TX Higher Education Finance Corp. Revenue (Rice University Project) PUT	0.520%	11/16/16	75,000	75,004
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/15	5,600	5,923
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/17 (2)	13,760	12,974
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/18 (2)	16,285	14,842
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21 (2)	22,720	17,399
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,505
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	4,157
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	15,578
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	8,462
Houston TX Utility System Revenue	5.000%	5/15/24	9,000	10,951
Houston TX Utility System Revenue	5.000%	5/15/25	5,000	6,020
Houston TX Utility System Revenue	5.000%	5/15/28	17,000	19,971
Houston TX Utility System Revenue	5.250%	11/15/29	16,650	19,528
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,026
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	16,510
Houston TX Utility System Revenue	5.250%	11/15/30	23,805	27,568
Houston TX Utility System Revenue	5.000%	11/15/31	5,010	5,610
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	11,573
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,198
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,124
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,141
2 Houston TX Utility System Revenue PUT	0.720%	8/1/16	4,375	4,391
1 Judson TX Independent School District GO TOB VRDO	0.140%	5/7/14 (12)	11,495	11,495
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	2,959
Lower Colorado River Authority Texas Revenue	5.375%	5/15/14 (14)	120	120
Lower Colorado River Authority Texas Revenue	5.875%	5/15/14 (4)	1,075	1,078
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,019
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	55	55
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	80	80
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	125
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	35	35
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	10,942
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,890
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,385	2,604
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,356
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,816
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	15,304
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,288
Lubbock TX GO	5.000%	2/15/23	700	837
Lubbock TX GO	5.000%	2/15/27	5,735	6,543
Lubbock TX GO	5.000%	2/15/29	4,335	4,878
Lubbock TX GO	5.000%	2/15/30	6,660	7,460
Lubbock TX GO	5.000%	2/15/31	4,120	4,593
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/23	7,410	8,466
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/24	5,895	6,735
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/25	5,250	5,961
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/26	6,225	7,068
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/27	8,920	10,086
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/28	8,040	9,082
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,280
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,558
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	17,198
North Texas Tollway Authority System Revenue	6.000%	1/1/20	22,100	25,390
North Texas Tollway Authority System Revenue	6.000%	1/1/21	41,330	47,165
North Texas Tollway Authority System Revenue	6.000%	1/1/22	26,045	29,822
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	52,054
North Texas Tollway Authority System Revenue	6.000%	1/1/24	19,700	22,332
North Texas Tollway Authority System Revenue	6.000%	1/1/25	11,035	12,509
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	5,753
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	4,999
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,514

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,724
	North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,466
	North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,732
	North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,525
	North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,070
	North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	13,416
	North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,453
	North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	31,731
	North Texas Tollway Authority System Revenue PUT	5.750%	1/1/16	75,000	80,869
1	North Texas Tollway Authority System Revenue TOB VRDO	0.130%	5/7/14 (13)	2,200	2,200
	Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.033%	10/1/20	3,610	3,587
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/17	16,100	17,825
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/18	18,985	21,290
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19	22,010	25,136
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	9,455	10,857
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	3,000	3,427
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	200	233
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	1,525	1,750
	SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/27	60	68
	Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18 (14)	16,000	17,446
	Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/20	1,000	1,154
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/15 (Prere.)	15,000	15,538
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	9,750	10,543
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	25,450	27,520
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	22,000	23,789
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	20,000	24,043
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	52,060	62,960
	San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,474
	San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,867
	San Antonio TX Independent School District GO	5.000%	8/15/28	6,000	6,845
	San Antonio TX Independent School District GO	5.000%	8/15/29	5,000	5,663
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/20	2,250	2,636
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/22	9,100	10,532
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/29	4,375	5,000
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	5.000%	10/1/30	2,000	2,302
	Sugar Land TX GO	5.000%	2/15/30	3,445	3,924
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Methodist Hospitals of Dallas)	5.250%	10/1/31	21,880	24,482
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
	(Scott & White Healthcare Project)	5.000%	8/15/30	40,335	43,112
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,492
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	10,117
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,791
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	18,781
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital Dallas)
	VRDO	0.080%	5/1/14 LOC	23,000	23,000
	Temple TX GO	5.250%	8/1/23 (4)	1,665	1,886
	Temple TX GO	5.250%	8/1/25 (4)	1,525	1,723
	Texas A&M University System Permanent University Fund Revenue	5.250%	7/1/14 (Prere.)	14,925	15,054
	Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/19	3,335	3,944
	Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/30	3,940	4,469
	Texas GO	5.000%	4/1/15	1,435	1,499
	Texas GO	5.000%	8/1/17	3,165	3,605
1	Texas GO TOB VRDO	0.120%	5/7/14	4,000	4,000
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	59,445	65,409
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	6,000	6,610
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21	10,510	11,816
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22	3,615	4,092
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	8,000	8,768
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,650	1,871
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	25,010	30,184
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	12,000	12,626
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	10,000	10,412
	Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/31	12,000	12,381
	Texas Municipal Power Agency Revenue	0.000%	9/1/14 (ETM)	125	125
	Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	5,540	5,537
	Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	110
	Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	10,080
	Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	109
	Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	22,410
	Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	403

126

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	30,083
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	32,000	37,644
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	47,500	56,531
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/15	2,000	2,114
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/18	11,000	11,832
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	7/1/18	75,000	79,116
Texas State University System Financing System Revenue	5.000%	3/15/25	750	882
Texas State University System Financing System Revenue	5.000%	3/15/27	1,200	1,391
Texas State University System Financing System Revenue	5.000%	3/15/28	3,870	4,355
Texas State University System Financing System Revenue	5.000%	3/15/30	3,255	3,625
Texas State University System Financing System Revenue	5.000%	3/15/31	4,480	4,965
Texas Tech University System Financing System Revenue	5.000%	2/15/23 (2)	10,040	10,824
Texas Tech University System Financing System Revenue	5.000%	2/15/24 (2)	11,940	12,866
1 Texas Transportation Commission Mobility Fund GO TOB VRDO	0.140%	5/7/14	4,600	4,600
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	9,500	10,306
Texas Transportation Commission Revenue	5.000%	4/1/16	2,000	2,179
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	10,000	10,896
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	8,850	9,643
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	10,555	11,501
Texas Transportation Commission Revenue	5.000%	4/1/20	20,000	22,469
Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	26,280
Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,614
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (2)	10,000	8,420
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,498
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,348
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,361
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,518
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	9,409
University of Houston Texas Revenue	5.000%	2/15/29	5,000	5,617
University of Texas Permanent University Fund Revenue	5.000%	8/15/20	9,785	10,886
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	2,700	3,228
University of Texas System Revenue Financing System Revenue	5.000%	8/15/31	9,835	11,292
University of Texas System Revenue Financing System Revenue	5.000%	8/15/32	4,180	4,773
Williamson County TX GO	5.000%	2/15/23	6,000	7,194
				3,025,511
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,075
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,582
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,412
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	870
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,911
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,349
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	0.100%	5/7/14 LOC	6,530	6,530
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	6,845	6,900
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/22	2,000	2,267
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/23	1,045	1,185
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.080%	5/1/14	9,000	9,000
Riverton UT Hospital Revenue (IHC Health Services Inc.)	5.000%	8/15/19	2,100	2,442
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/32	2,000	2,254
Salt Lake County UT GO	5.000%	12/15/15	5,000	5,385
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,509
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,692
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	25,350
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,387
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,768
Utah GO	5.000%	7/1/16	3,320	3,653
				121,521
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	8,693
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31	4,130	4,663
				13,356
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	5,050
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,396
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,000	1,070
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/27	1,500	1,591
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,172
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	6,500	6,606
				22,885

Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Virginia (1.7%)
	Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,759
	Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
	(Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,521
	Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
	(Silver Line Phase I Project)	5.000%	4/1/29	9,730	10,656
	Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
	(Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,454
	Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
	(Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,298
	Fairfax County VA Industrial Development Authority Hospital Revenue
	(Inova Health System Hospital Project)	5.000%	5/15/25	2,000	2,213
	Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	14,386
	Fairfax County VA Public Improvement GO	5.000%	4/1/19	2,050	2,355
	Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	13,103
	Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	5,250
	Fairfax County VA Public Improvement GO	5.000%	10/1/23	7,315	8,699
	Fairfax County VA Public Improvement GO	5.000%	10/1/24	10,315	12,170
	Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,980
	Fairfax County VA Water Authority Revenue	5.000%	4/1/26	2,000	2,366
	Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
	(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,786
	Hampton VA GO	5.000%	1/15/20	3,000	3,477
	Norfolk VA Water Revenue	5.000%	11/1/15	550	589
	Norfolk VA Water Revenue	5.000%	11/1/19	2,615	3,097
	Portsmouth VA GO	5.000%	7/1/14 (ETM)	175	176
	Richmond VA GO	5.000%	7/15/16	4,120	4,539
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21	2,500	2,887
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22	3,040	3,508
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	1,400	1,571
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	10,375	11,364
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26	1,475	1,643
	Stafford County VA Economic Development Authority Hospital Facilities Revenue
	(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,483
	Stafford County VA Economic Development Authority Hospital Facilities Revenue
	(MediCorp Health System Obligated Group)	5.250%	6/15/31	15,000	15,234
3	Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	42,520	45,042
1	University of Virginia Revenue TOB VRDO	0.090%	5/1/14	7,400	7,400
	Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	5,827
	Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/24	5,335	5,927
	Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/25	5,665	6,275
	Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/26	5,955	6,568
	Virginia Beach VA GO	5.000%	5/1/22	4,300	5,249
	Virginia Beach VA GO	5.000%	5/1/23	4,300	5,290
	Virginia Beach VA GO	5.000%	5/1/24	4,300	5,331
	Virginia College Building Authority Educational Facilities Revenue (21st Century College
	& Equipment Programs)	5.000%	2/1/16	1,020	1,103
	Virginia College Building Authority Educational Facilities Revenue (21st Century College
	& Equipment Programs)	5.000%	2/1/17	1,000	1,119
	Virginia College Building Authority Educational Facilities Revenue (21st Century College
	& Equipment Programs)	5.000%	2/1/18	10,595	11,753
	Virginia College Building Authority Educational Facilities Revenue (21st Century College
	& Equipment Programs)	5.000%	2/1/19	18,575	21,726
	Virginia College Building Authority Educational Facilities Revenue (21st Century College
	& Equipment Programs)	5.000%	2/1/19	10,415	12,182
	Virginia College Building Authority Educational Facilities Revenue (21st Century College
	& Equipment Programs)	5.000%	2/1/22	1,000	1,202
	Virginia College Building Authority Educational Facilities Revenue (21st Century College
	& Equipment Programs)	5.000%	2/1/28	5,840	6,666
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
	Financing Program)	5.000%	9/1/15 (ETM)	155	165
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
	Financing Program)	5.000%	9/1/15	2,845	3,028
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
	Financing Program)	5.000%	9/1/16 (Prere.)	405	448
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
	Financing Program)	5.000%	9/1/16 (Prere.)	430	476
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
	Financing Program)	5.000%	9/1/16 (Prere.)	450	498
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
	Financing Program)	5.000%	9/1/16 (Prere.)	475	526

128

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	495	548
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/18	7,605	8,353
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	8,000	8,787
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	8,405	9,232
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	8,845	9,716
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	21,738
Virginia College Building Authority Educational Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	8,610	9,457
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	2,000	2,407
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/24	2,790	3,318
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24	21,000	24,802
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/24	1,800	2,132
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/25	5,035	5,920
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	5,040	5,900
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26	2,000	2,334
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27	2,100	2,441
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	13,765	15,674
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	12,560	14,523
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27	5,260	6,106
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	30,140	33,818
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	10,000	11,267
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	31,550	35,231
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/16	11,940	13,170
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	7,815	8,886
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/25	11,540	13,440
Virginia Public Building Authority Revenue	5.000%	8/1/14 (Prere.)	10,000	10,122
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,937
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	10,378
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	7,169
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,214
York County VA Economic Development Authority Pollution Control Revenue (VA Electric
& Power Co. Project) PUT	1.875%	5/16/19	13,250	13,283
				619,668
Washington (2.3%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	6,367
Clark County WA GO	4.750%	12/1/14 (Prere.)	3,275	3,363
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19	25,000	29,500
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	20,000	23,844
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22	3,250	3,920
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/23	3,500	4,248
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/24	1,250	1,522
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	6,000	6,954
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	10,000	11,514
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/32	5,000	5,720
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/15	6,710	7,088
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/16	9,735	10,706
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	18,930
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	19,760
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	20,619
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	1,000	1,133
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	3,000	3,490
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22	5,525	6,306
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,174
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,306
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	9,764
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,403
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,579
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	8,890
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,078
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/27	10,000	10,646
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/28	17,670	19,061
University of Washington Revenue	5.000%	4/1/15	9,830	10,267
University of Washington Revenue	5.000%	7/1/27	6,925	8,069

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Washington Revenue	5.000%	4/1/28	10,195	11,527
University of Washington Revenue	5.000%	7/1/28	11,490	13,283
University of Washington Revenue	5.000%	7/1/29	7,500	8,609
University of Washington Revenue	5.000%	4/1/30	9,315	10,422
University of Washington Revenue	5.000%	7/1/30	10,495	11,989
University of Washington Revenue	5.000%	4/1/31	10,500	11,692
University of Washington Revenue	5.000%	4/1/32	11,375	12,607
University of Washington Revenue	5.000%	7/1/32	5,000	5,650
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,757
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,501
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,202
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,233
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,105
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,585
Washington GO	5.700%	10/1/15 (4)	4,085	4,245
Washington GO	5.000%	7/1/17	32,460	36,816
Washington GO	5.000%	7/1/19	6,940	8,163
Washington GO	0.000%	6/1/20 (14)	5,500	4,893
Washington GO	5.000%	7/1/20	10,000	11,220
Washington GO	5.000%	8/1/20	4,845	5,716
Washington GO	5.000%	7/1/23	31,290	37,779
Washington GO	5.000%	7/1/23	10,000	11,951
Washington GO	5.000%	7/1/24	5,000	5,937
Washington GO	5.000%	1/1/25	1,750	2,032
Washington GO	5.000%	2/1/28	10,000	11,484
Washington GO	5.000%	2/1/29	6,790	7,786
Washington GO	5.000%	2/1/29	9,650	11,054
Washington GO	5.000%	2/1/30	8,545	9,894
Washington GO	5.000%	7/1/30	5,000	5,622
Washington GO	5.000%	8/1/30	20,980	23,956
Washington GO	5.000%	6/1/31	5,250	5,937
Washington GO	5.000%	2/1/32	6,170	6,922
Washington GO	5.000%	6/1/32	5,500	6,188
Washington GO	5.000%	8/1/32	29,775	33,858
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,282
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,434
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,859
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,342
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,062
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/23 (4)	3,425	3,780
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/24 (4)	3,550	3,899
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,675	4,022
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,625	3,967
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,550	3,869
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,800	4,141
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/27 (4)	3,925	4,253
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/18	23,000	26,240
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,735
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/24	19,830	21,566
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/25	1,710	1,943
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,154
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	17,745	18,919
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,162
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/21	2,580	2,826
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/22	3,005	3,271
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/23	4,470	4,834
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/24	2,000	2,145
Washington Housing Finance Commission Multi-Family Housing Revenue (Emerald Heights Project)	5.000%	7/1/28	1,675	1,770
Washington Housing Finance Commission Multi-Family Housing Revenue (Emerald Heights Project)	5.000%	7/1/33	2,840	2,967
Washington State University General Revenue	5.000%	10/1/28	3,070	3,502
Washington State University General Revenue	5.000%	10/1/29	3,070	3,480
Washington State University General Revenue	5.000%	10/1/30	3,140	3,544
Washington State University General Revenue	5.000%	10/1/31	3,170	3,560
Washington State University General Revenue	5.000%	10/1/32	1,600	1,788
Washington State University Student Fee Revenue	5.000%	10/1/31 (2)	15,950	16,909
				841,061
West Virginia (0.2%)
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/19	1,395	1,622
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/21	3,500	4,091
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/22	2,055	2,390

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/23	1,745	2,027
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	2,445	2,809
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/27	5,085	5,796
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/25	2,000	2,275
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/27	1,500	1,678
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/28	2,000	2,219
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/29	2,000	2,206
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/17	6,335	7,014
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/18	4,985	5,585
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19	2,990	3,398
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20	3,560	4,050
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21	3,265	3,669
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/18	1,920	2,170
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.000%	6/1/24	12,620	13,725
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/20	2,500	2,845
West Virginia School Building Authority Excess Lottery Revenue	5.250%	7/1/22	5,810	6,609
West Virginia University Revenue	5.000%	10/1/17	1,500	1,706
West Virginia University Revenue	5.000%	10/1/30	3,000	3,346
				81,230
Wisconsin (0.7%)
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/18	1,640	1,906
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19	3,705	4,374
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,299
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	774
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,101
Wisconsin GO	5.000%	5/1/14	3,500	3,500
Wisconsin GO	5.000%	5/1/15 (Prere.)	6,000	6,289
Wisconsin GO	5.000%	5/1/15	3,000	3,146
Wisconsin GO	5.500%	5/1/15 (14)	15,000	15,802
Wisconsin GO	5.000%	5/1/16	4,000	4,370
Wisconsin GO	5.000%	11/1/17	4,500	5,156
Wisconsin GO	5.000%	5/1/18	3,800	4,389
Wisconsin GO	5.000%	5/1/19	7,135	8,232
Wisconsin GO	5.000%	5/1/22	10,425	12,425
Wisconsin GO	5.000%	5/1/22	3,500	4,119
Wisconsin GO	5.000%	5/1/25	7,500	8,819
Wisconsin GO	5.000%	5/1/27	2,750	3,191
Wisconsin GO	5.000%	5/1/27	1,400	1,625
Wisconsin GO	6.000%	5/1/27	10,000	12,137
Wisconsin GO	5.000%	5/1/28	2,060	2,371
Wisconsin GO	5.000%	5/1/29	1,715	1,960
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19	4,110	4,748
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	3,240	3,751
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/21	5,230	5,943
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22	3,295	3,676
Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	34,215	39,722
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,000
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	12,520
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/24	5,900	6,606
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24	700	803
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,075
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,659
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,826
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	11,800	12,677
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	4,000	4,391
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/33	3,500	3,822
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,406
Wisconsin Transportation Revenue	5.000%	7/1/29	5,100	5,749
Wisconsin Transportation Revenue	5.000%	7/1/30	7,000	7,959
				239,318
Total Tax-Exempt Municipal Bonds (Cost $33,908,695)				35,722,270

Intermediate-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
4 Vanguard Municipal Cash Management Fund (Cost $355,416)	0.111%	355,415,657	355,416
Total Investments (99.6%) (Cost $34,264,111)			36,077,686
Other Assets and Liabilities (0.4%)
Other Assets			489,866
Liabilities			(352,979)
			136,887
Net Assets (100%)			36,214,573

At April 30, 2014, net assets consisted of:
			Amount
			($000)
Paid-in Capital			34,471,460
Undistributed Net Investment Income			—
Accumulated Net Realized Losses			(68,858)
Unrealized Appreciation (Depreciation)
Investment Securities			1,813,575
Futures Contracts			(1,604)
Net Assets			36,214,573

Investor Shares—Net Assets
Applicable to 322,730,278 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			4,544,364
Net Asset Value Per Share—Investor Shares			$14.08

Admiral Shares—Net Assets
Applicable to 2,249,145,075 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			31,670,209
Net Asset Value Per Share—Admiral Shares			$14.08

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $464,831,000, representing 1.3% of net assets.
2 Adjustable-rate security.
3 Securities with a value of $8,918,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.5%)
Alabama (0.7%)
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/37	10,945	11,658
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/42	3,325	3,487
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	5,000	5,704
Auburn University Alabama General Fee Revenue	5.000%	6/1/42	8,455	9,131
Birmingham AL GO	0.000%	3/1/27	2,500	2,421
Birmingham AL GO	0.000%	3/1/37	2,500	2,284
Houston County AL Health Care Authority Revenue	5.250%	10/1/30 (2)	9,000	9,064
Huntsville AL GO	5.000%	5/1/26	2,860	3,299
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	7,548
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,121
				56,717
Alaska (0.1%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,000	6,609

Arizona (1.6%)
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/31	2,000	2,242
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/32	2,365	2,636
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/37	3,750	4,077
Arizona COP	5.000%	9/1/23 (4)	12,140	12,983
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/42	2,500	2,561
Arizona Health Facilities Authority Revenue (Banner Health)	5.500%	1/1/38	12,500	13,358
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	4,986
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	5,000	5,041
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	11,175	12,415
Maricopa County AZ Industrial Development Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	8,650	9,351
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,825
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21	4,000	4,612
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22	6,375	7,354
Phoenix AZ Civic Improvement Corp. Airport Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	15,000	15,122
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21 (14)	5,135	5,527
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	10,000	11,182
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,298
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,141
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	500	563
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,565
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	785	903
				126,742
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	1,975	2,051
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31	2,170	2,450
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32	2,845	3,195
				7,696
California (14.6%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	5,000	2,135
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31 (14)	8,450	3,711
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33 (14)	12,000	4,661
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/29	8,300	9,584
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,000	11,976
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	8,000	9,004
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/32	2,060	2,282
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.250%	4/1/53	3,350	3,601
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.220%	4/1/24	10,000	10,044
Beverly Hills CA Unified School District GO	0.000%	8/1/24	6,500	4,743
Beverly Hills CA Unified School District GO	0.000%	8/1/25	10,500	7,337
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	7,650	8,859
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	5,375	6,224
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	5,000	5,858
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	7,560	8,631
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	10,000	11,619
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	4,145	4,179
California Economic Recovery GO	5.000%	7/1/15	5,990	6,039
California Educational Facilities Authority Revenue (California Institute of Technology)	5.000%	11/1/39	17,000	18,470
California Educational Facilities Authority Revenue (University of Southern California)	5.000%	10/1/38	5,000	5,542
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,131
California Educational Facilities Authority Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,669
California GO	5.000%	9/1/20	5,130	5,649
California GO	5.000%	9/1/23	4,285	5,185

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/23	2,000	2,380
California GO	5.250%	9/1/24	12,500	15,145
California GO	5.250%	10/1/24	3,000	3,641
California GO	5.625%	4/1/26	21,900	25,725
California GO	5.000%	10/1/27	4,500	5,169
California GO	5.000%	11/1/31	5,000	5,623
California GO	6.000%	3/1/33	4,000	4,794
California GO	6.500%	4/1/33	41,500	50,577
California GO	6.000%	11/1/35	10,000	11,971
California GO	5.000%	9/1/36	3,250	3,536
California GO	6.000%	4/1/38	10,340	12,157
California GO	6.000%	11/1/39	6,500	7,770
California GO	5.250%	11/1/40	18,000	19,995
California GO	5.000%	9/1/41	5,000	5,341
California GO	5.000%	9/1/42	11,360	12,216
California GO	5.000%	2/1/43	5,500	5,928
California GO	5.000%	4/1/43	1,000	1,079
California GO	5.000%	11/1/43	5,000	5,417
California GO	5.000%	12/1/43	8,250	8,942
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	6,278
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,453
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	4,998
California Health Facilities Financing Authority Revenue (Pomona Valley Hospital Medical Center)	5.750%	7/1/15 (14)	3,545	3,558
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,188
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	9,209
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	6,000	7,120
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	15,000	17,769
California Infrastructure & Economic Development Bank Revenue (Independent System Operator
Corp. Project)	5.000%	2/1/34	13,800	14,852
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	5,000	5,492
California Public Works Board Lease Revenue (Community Colleges)	5.625%	3/1/16 (2)	4,925	4,946
California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/34	10,000	11,737
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/38	1,125	1,201
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/28	4,000	4,408
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/30	4,205	4,617
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,547
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/32	7,280	8,183
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37	14,705	15,633
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,335
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/38	2,615	2,803
California State University Revenue Systemwide	5.000%	11/1/32 (4)	10,000	11,011
California State University Revenue Systemwide	5.250%	11/1/34	8,600	9,785
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	17,490	18,593
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41	13,975	14,769
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,427
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/32	4,000	4,285
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	4,175	4,789
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,471
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	3,000	3,148
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,185
Contra Costa CA Community College District GO	4.000%	8/1/29	5,725	5,987
Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/29	1,705	1,851
Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/32	1,500	1,595
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,631
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	10,000	10,618
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46	5,000	5,233
Golden State Tobacco Securitization Corp. California Revenue	4.500%	6/1/27	1,400	1,223
Golden State Tobacco Securitization Corp. California Revenue	5.750%	6/1/47	5,345	4,396
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	16,897
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,820
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,573
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,897
Los Angeles CA Community College District GO	5.000%	8/1/28	6,600	7,495
Los Angeles CA Community College District GO	6.000%	8/1/33	10,000	11,878
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,411
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	2,000	2,190
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/40	10,000	10,778

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31 (4)	12,500	13,081
Los Angeles CA Department of Water & Power Revenue	5.375%	7/1/38	4,000	4,540
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	5,000	5,398
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	9,000	9,752
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,447
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	3,500	3,813
Los Angeles CA Unified School District GO	5.000%	7/1/25 (3)	10,000	10,543
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	6,980	7,798
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	7,435	8,294
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	27,240	30,387
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	7,994
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	8,360
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	13,184
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31	2,790	3,044
M-S-R California Energy Authority Revenue	6.125%	11/1/29	4,700	5,766
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20 (ETM)	7,000	8,372
Metropolitan Water District of Southern California Revenue	5.000%	7/1/30	3,000	3,458
Metropolitan Water District of Southern California Revenue	5.000%	7/1/35	5,000	5,617
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	6,100
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	17,510	21,287
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	2,966
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,511
Ontario Public Financing Authority Water Revenue	5.000%	7/1/43	5,800	6,278
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	1,480
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	8,752
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/44	3,000	3,167
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48	1,000	1,052
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26	5,750	6,627
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27	1,385	1,584
Sacramento CA Regional Transit District Farebox Revenue	5.000%	3/1/42	3,250	3,404
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	12,061
San Bernardino CA Community College District GO	4.000%	8/1/27	10,000	10,541
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,227
San Diego CA Community College District GO	5.000%	8/1/36	1,500	1,641
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	5,770	6,594
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	11,198
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	4,519
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43	5,450	5,753
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/31	3,000	3,487
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/37	1,125	1,271
San Francisco CA City & County International Airport Revenue	5.000%	5/1/26	2,000	2,298
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	10,000	11,798
San Francisco CA City & County International Airport Revenue	5.000%	5/1/43	9,000	9,633
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	5,255	5,778
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	5,217
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,051
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/43 (15)	5,140	5,421
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/33	5,000	5,587
San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,299
San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,299
San Ramon Valley CA Unified School District GO	4.000%	8/1/29	3,495	3,680
Santa Monica CA Community College District GO	0.000%	8/1/25	5,490	3,781
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	1,865	1,934
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	11,347
Southern California Public Power Authority Revenue	5.000%	7/1/27	5,000	5,737
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,670	3,063
State Center California Community College District GO	5.000%	8/1/31 (4)	16,100	17,503
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	4,874
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,325
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	3,670	3,907
University of California Revenue	5.250%	5/15/37	3,000	3,417
University of California Revenue	5.000%	5/15/38	10,000	10,991
University of California Revenue	5.250%	5/15/38	10,000	11,371
Ventura County CA Community College District GO	5.500%	8/1/33	12,000	13,824
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/38	7,000	7,474
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	14,195
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,506
Washington Township CA Health Care District GO	5.500%	8/1/38	5,125	5,915
				1,176,375

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado (2.4%)
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,360
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,670
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	2/1/41	2,000	2,094
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,034
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/44	20,815	22,452
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	8,544
Denver CO City & County COP VRDO	0.090%	5/1/14	33,080	33,080
Denver CO City & County COP VRDO	0.090%	5/1/14	17,240	17,240
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15 (14)	5,795	5,677
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/16 (14)	10,185	9,730
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	13,000	11,125
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	20,775	14,415
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	9,700	5,966
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	16,500	7,202
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	16,000	17,789
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,349
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	15,713
University of Colorado Enterprise System Revenue	5.750%	6/1/28	1,000	1,190
				192,630
Connecticut (1.2%)
Connecticut GO	5.000%	11/1/16	2,000	2,224
Connecticut GO	5.000%	12/1/19	8,225	9,709
Connecticut GO	5.000%	6/1/23	5,000	5,922
Connecticut GO	5.000%	10/15/23	2,500	2,971
Connecticut GO	5.000%	10/15/24	5,925	6,990
Connecticut GO	5.000%	4/15/25	10,000	11,665
Connecticut GO	5.000%	4/15/26	5,000	5,768
Connecticut GO	5.000%	10/15/26	4,140	4,804
Connecticut GO	5.000%	11/1/26	3,000	3,445
Connecticut GO	5.000%	3/1/27	3,000	3,469
Connecticut GO	5.000%	10/15/31	1,850	2,082
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/25	1,860	2,171
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/26	1,955	2,262
Connecticut Health & Educational Facilities Authority Revenue (Connecticut State University)	5.000%	11/1/27	1,850	2,130
Connecticut Health & Educational Facilities Authority Revenue (Yale University)	5.000%	7/1/40	2,000	2,205
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	0.100%	5/7/14	3,700	3,700
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/32	4,970	5,362
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	3,000	3,251
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/31	7,500	8,531
Hartford CT GO	5.000%	4/1/24	1,215	1,396
Hartford CT GO	5.000%	4/1/27	1,650	1,844
Hartford CT GO	5.000%	4/1/28	3,565	3,951
				95,852
Delaware (0.0%)
University of Delaware Revenue	5.000%	11/1/32	1,990	2,265
University of Delaware Revenue	5.000%	11/1/33	1,000	1,131
				3,396
District of Columbia (0.4%)
District of Columbia Revenue (Georgetown University)	5.500%	4/1/36	5,000	5,322
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37	10,000	10,978
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39	13,000	14,635
				30,935
Florida (9.0%)
Alachua County FL Health Facilities Authority Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,319
Alachua County FL Health Facilities Authority Revenue (Shands Teaching Hospital &
Clinics Inc. Project)	6.250%	12/1/16 (14)	5,530	5,888
Boynton Beach FL Utility System Revenue	5.375%	11/1/15 (14)	2,665	2,829
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	7.000%	4/1/39	7,000	7,803
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,704
Broward County FL Airport System Revenue	5.000%	10/1/37	12,500	13,166
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	15,190
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,250
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/36	17,500	19,058
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	6,000	6,773
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,375
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,201
Florida Board of Education Capital Outlay GO	5.000%	6/1/33	3,000	3,398

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	14,713
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23	3,000	3,880
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/34	2,695	3,028
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/35	7,000	7,865
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	8,175	9,234
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/21	8,610	9,826
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	5,000	5,527
Florida Department of Transportation GO	5.000%	7/1/14 (Prere.)	9,750	9,926
Florida Department of Transportation GO	5.000%	7/1/14 (Prere.)	7,350	7,483
Florida Municipal Power Agency Revenue	5.000%	10/1/31	6,075	6,624
Florida Municipal Power Agency Revenue	6.250%	10/1/31	2,000	2,350
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20	2,000	2,307
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/25	3,000	3,410
Halifax Hospital Medical Center Florida Hospital Revenue	5.500%	6/1/38 (4)	3,000	3,147
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	263
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	198
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	274
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,719
Hillsborough County FL Industrial Development Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	7,085	7,472
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34	12,750	13,475
Hillsborough County FL Industrial Development Authority Revenue (University Community Hospital)	6.500%	8/15/19 (ETM)	8,500	9,994
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,774
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/37	4,500	4,864
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.500%	10/1/39	3,660	3,733
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/33	3,500	3,787
Jacksonville FL Electric Authority Water & Sewer Revenue	5.375%	10/1/39	1,125	1,129
Jacksonville FL Health Facilities Authority Hospital Revenue (Baptist Medical Center Project)	5.000%	8/15/27	2,500	2,715
Jacksonville FL Health Facilities Authority Hospital Revenue (Baptist Medical Center Project)	5.000%	8/15/37	3,800	3,904
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/30	5,000	5,509
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,236
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	12,480	12,968
Marion County FL Hospital District Health System Improvement Revenue (Munroe Regional
Health System)	5.000%	10/1/17 (Prere.)	14,290	16,326
Miami FL Special Obligation Revenue (Marlins Stadium Project)	5.250%	7/1/35 (4)	2,000	2,123
Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,110
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/21	2,000	2,408
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	3,000	3,425
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	3,000	3,401
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,165	2,484
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	4,720	5,576
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	2,000	2,213
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	14,165	15,608
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	4,270	4,687
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35	5,200	5,728
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	9,000	9,835
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	1,775	1,940
Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,712
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26 (2)	17,240	18,686
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.000%	6/1/28 (14)	2,090	2,167
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,674
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,522
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	10,000	11,062
Miami-Dade County FL School Board COP	5.250%	5/1/31 (12)	8,165	9,006
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	5,830
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,469
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	10,000	10,731
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,500	2,603
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31 (10)	5,000	5,328
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37	7,000	7,534
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (10)	4,385	4,968
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,000	7,811
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/38	2,000	2,123
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,067
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,000	2,037

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/16 (14)	1,515	1,614
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	6,831
Orange County FL School Board COP	5.000%	8/1/23 (14)	5,000	5,518
Orange County FL Tourist Development Revenue	4.750%	10/1/32 (10)	8,500	8,905
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/28	2,000	2,194
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/28 (4)	5,000	5,508
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/30	1,000	1,073
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32 (4)	5,340	5,794
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/29	3,675	4,185
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/33	3,555	3,984
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/39	2,500	2,803
Orlando FL Utility Commission Water & Electric Revenue	5.000%	10/1/15 (Prere.)	2,100	2,241
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	3,248
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	6,000	6,119
Palm Beach County FL Criminal Justice Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,281
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,700	1,867
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/38	8,000	8,657
Palm Beach County FL School Board COP	5.000%	8/1/24 (14)	7,135	7,932
Palm Beach County FL School Board COP	5.000%	8/1/27 (14)	2,000	2,202
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/28	25,000	28,692
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	2,000	2,218
Polk County FL Public Facilities Revenue	5.000%	12/1/15 (Prere.)	17,835	19,165
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	10,000	11,233
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,191
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.625%	7/1/39	10,000	10,546
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,453
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	3,193
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,176
Seminole County FL Water & Sewer Revenue	6.000%	10/1/19 (14)	1,455	1,505
Seminole County FL Water & Sewer Revenue	5.000%	10/1/36	4,400	4,728
South Florida Water Management District COP	5.000%	10/1/36 (2)	10,000	10,726
South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/20	5,000	5,598
South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida
Obligated Group)	5.000%	8/15/22	5,000	5,581
St. Johns County FL Development Authority Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/45	5,000	5,320
St. Johns County FL Industrial Development Authority Health Care Revenue (Vicars Landing Project)	5.000%	2/15/17	705	734
St. Johns County FL Ponte Vedra Utility Systems Revenue	5.000%	10/1/30 (4)	3,650	3,824
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/39	2,000	2,241
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,141
Sumter County FL Industrial Development Authority Hospital Revenue (Central Florida Health
Alliance Project)	5.250%	7/1/44	3,000	3,092
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	12,000	13,617
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,527
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,680
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/34	7,000	7,781
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,117
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,876
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,139
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33	7,407	7,975
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/30	1,525	1,787
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/31	1,600	1,866
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/32	2,750	3,194
				723,354
Georgia (2.3%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	7/1/14 (Prere.)	10,020	10,102
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	3,360	3,869
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,864
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,476
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,004
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,462
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,473
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	9,161
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33 (14)	11,650	11,690
Burke County GA Development Authority Pollution Control Revenue (Oglethorpe Power Corp.
Vogtle Project)	5.500%	1/1/33	3,000	3,191
Cobb County GA Kennestone Hospital Authority Revenue	5.250%	4/1/41	10,000	10,718
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,240
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,293

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	7,000	7,637
Georgia GO	5.000%	7/1/29	2,000	2,295
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/30	4,315	4,812
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/39	7,000	7,503
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	2,815	3,389
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,633
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/20	2,900	3,470
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,813
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,611
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/17	310	338
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	1,680	1,861
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	10,305	11,538
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25	15,000	17,442
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	6.250%	7/1/18	8,300	9,202
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	8,094
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	3,000	3,522
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,687
Private Colleges & University Authority of Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	2,650	2,812
				188,202
Guam (0.1%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.500%	7/1/43	6,000	6,311

Hawaii (0.7%)
Hawaii Department of Budget & Finance Special Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.500%	7/1/38	4,360	4,794
Hawaii GO	5.000%	12/1/18	2,000	2,339
Hawaii GO	5.000%	12/1/21	5,150	6,199
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,527
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,521
Honolulu HI City & County GO	5.250%	4/1/28	8,000	9,196
Honolulu HI City & County GO	5.250%	4/1/30	8,000	9,121
Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,262
Honolulu HI City & County GO	5.250%	8/1/34	1,500	1,690
Honolulu HI City & County Wastewater System Revenue	5.250%	7/1/36	5,000	5,550
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,912
				55,111
Idaho (0.2%)
Idaho Building Authority Revenue (Prison Facilities Project) VRDO	0.120%	5/7/14	6,800	6,800
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.250%	12/1/33	6,000	6,974
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,226
				21,000
Illinois (7.9%)
Chicago IL (City Colleges Capital Improvement Project) GO	0.000%	1/1/16 (14)	8,500	8,317
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,225	5,871
Chicago IL Board of Education GO	5.500%	12/1/39	10,000	10,280
Chicago IL Board of Education GO	5.000%	12/1/42	19,925	19,626
Chicago IL GO	5.600%	1/1/16 (Prere.)	7,010	7,687
Chicago IL GO	5.610%	1/1/16 (Prere.)	3,695	4,052
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,985	8,763
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,293
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,049
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,284
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,613
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,371
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,923
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	7,500	8,302
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25 (4)	17,000	18,745
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	19,406
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/41	3,000	3,481
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/43	9,000	9,502
2 Chicago IL O’Hare International Airport Revenue TOB VRDO	0.270%	5/7/14 (12)	5,805	5,805
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,173
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	34,697
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,530
Chicago IL Sales Tax Revenue	5.250%	1/1/38	2,055	2,180
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	6,400	6,875
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,502
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,077
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,656
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/23	4,695	5,581

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	16,580	17,262
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/34	7,750	8,321
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/37	5,000	5,366
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/42	2,925	3,116
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	5,000	5,620
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,692
Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/39	4,000	4,208
Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/36	15,000	16,964
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	10,000	10,373
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	2,500	2,287
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.250%	5/15/47	9,670	8,918
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/42	2,000	2,062
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,139
2 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.090%	5/1/14	2,000	2,000
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	15,000	17,971
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	6,360	7,080
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,233
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	4,600	5,052
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/44	16,000	17,816
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/35 (4)	5,000	5,317
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/30	3,000	3,268
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	790	873
Illinois Finance Authority Revenue (University of Chicago)	5.750%	7/1/33	7,750	8,942
Illinois Finance Authority Revenue (University of Chicago)	5.500%	7/1/37	10,000	11,284
Illinois GO	5.000%	8/1/20	10,000	11,433
Illinois GO	5.000%	3/1/21	4,000	4,571
Illinois GO	5.000%	8/1/21	7,000	8,017
Illinois GO	5.000%	8/1/23	1,500	1,716
Illinois GO	5.000%	8/1/24	9,000	10,020
Illinois GO	5.000%	2/1/25	2,270	2,542
Illinois GO	5.000%	8/1/25	2,000	2,202
Illinois GO	5.250%	2/1/32	8,075	8,714
Illinois GO	5.250%	2/1/33 (4)	5,200	5,620
Illinois GO	5.500%	7/1/33 (4)	3,350	3,708
Illinois GO	5.250%	2/1/34 (4)	3,125	3,367
3 Illinois GO	5.000%	5/1/34	5,000	5,253
3 Illinois GO	5.000%	5/1/36	3,000	3,132
Illinois GO	5.500%	7/1/38	7,500	8,182
3 Illinois GO	5.000%	5/1/39	5,000	5,183
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20 (2)	17,305	20,186
Illinois Sales Tax Revenue	5.000%	6/15/17	3,000	3,387
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	10,000	10,550
Illinois Toll Highway Authority Revenue	5.000%	7/1/15 (Prere.)	7,095	7,494
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,874
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	2,600	2,826
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	3,465	3,764
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	22,232
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	10,546
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	6/15/20	5,000	5,020
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/20	5,500	5,653
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	6,544
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	1,776
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,997
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.250%	6/15/50	9,210	9,516
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/22	5,000	5,881
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/24 (14)	2,715	1,825
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/26	2,000	2,234
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	6/15/42	3,965	4,120
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,406
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,707
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31	3,000	3,325
				633,328
Indiana (1.0%)
Indiana Finance Authority Facilities Revenue (Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,954
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group)	5.250%	11/1/39	3,000	3,170
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/42	9,000	9,391

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Lease Revenue	5.000%	2/1/21	2,500	2,995
Indiana Finance Authority Revenue (BHI Senior Living)	6.000%	11/15/41	10,000	10,588
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	6,500	6,699
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.090%	5/1/14	1,600	1,600
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,470
2 Indiana Health & Educational Facility Financing Authority Revenue (Ascension Health Credit Group)
TOB VRDO	0.090%	5/1/14	10,400	10,400
Indianapolis IN Local Public Improvement Bond Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	10,893
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	5,937
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern
Disaster Area)	5.750%	2/1/36	8,800	9,919
				82,016
Iowa (0.2%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	3,000	3,036
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	3,000	3,049
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	14,994
				21,079
Kentucky (1.1%)
Kentucky Asset/Liability Commission General Fund Revenue	0.559%	11/1/17 (14)	6,050	6,037
Kentucky Asset/Liability Commission General Fund Revenue	0.679%	11/1/21 (14)	23,435	22,876
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.375%	8/15/24	5,000	5,593
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.000%	8/15/42	6,225	6,507
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.250%	8/15/46	2,000	2,119
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/34	2,000	1,250
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/43	10,000	6,089
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.750%	7/1/49	10,000	10,813
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	6.000%	7/1/53	5,000	5,475
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.750%	10/1/42	13,000	14,267
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	4,500	4,779
Warren County KY Hospital Revenue (Bowling Green-Warren County Community
Hospital Corp. Project)	5.000%	4/1/35	1,600	1,693
				87,498
Louisiana (0.8%)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	6,880	7,211
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	5,000	5,240
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	8,065	8,452
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28 (10)	2,500	2,683
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	4,250	4,590
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	14,000	15,381
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	4,000	4,417
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/29	3,000	3,289
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,157
Louisiana State University Revenue	5.000%	7/1/25	505	579
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	5,502
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,214
				62,715
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,295
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center
Obligated Group)	5.000%	7/1/33	1,500	1,570
				5,865
Maryland (0.7%)
Anne Arundel County MD GO	5.000%	4/1/20	7,390	8,832
Anne Arundel County MD GO	5.000%	4/1/20	2,640	3,155
Baltimore County MD GO	5.000%	2/1/26	2,800	3,293
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,550
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	4,000	4,721
Maryland Economic Development Corp. Student Housing Revenue (University of Maryland
College Park)	5.000%	6/1/28 (12)	500	521
Maryland GO	5.000%	8/1/15	2,425	2,572

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland GO	5.000%	3/1/16	3,720	4,039
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	10,523
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (14)	10,905	13,221
				56,427
Massachusetts (4.2%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.250%	7/1/34	2,500	2,853
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21 (ETM)	5,440	6,035
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21	6,070	7,618
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	3,856
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.300%	5/7/14	10,314	10,314
Massachusetts College Building Authority Revenue	0.000%	5/1/17 (ETM)	7,460	7,272
Massachusetts College Building Authority Revenue	5.000%	5/1/35	2,500	2,811
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	8,815
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	8,763
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,361
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40	10,000	11,188
Massachusetts Development Finance Agency Revenue (Harvard University)	5.250%	2/1/34	3,000	3,489
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,451
Massachusetts GO	5.000%	10/1/16	3,000	3,332
Massachusetts GO	5.000%	10/1/17	3,000	3,426
Massachusetts GO	5.000%	8/1/36	9,855	11,022
Massachusetts GO	4.000%	6/1/43	7,900	7,833
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/31	8,500	8,979
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	5.500%	11/15/36	15,000	17,479
2 Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) TOB VRDO	0.090%	5/1/14	3,115	3,115
Massachusetts Health & Educational Facilities Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/30 (14)	7,460	7,605
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	0.090%	5/1/14	9,000	9,000
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University) VRDO	0.080%	5/1/14	25,600	25,600
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,755	8,234
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	10,620
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,400	2,548
4 Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	15,485	16,441
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	2,000	2,277
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	745	785
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	11,501
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,382
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	6,275	6,888
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27 (14)	7,190	8,676
Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/35	4,000	4,459
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	17,355	19,765
Massachusetts Water Resources Authority Revenue	5.000%	8/1/27	3,000	3,453
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31 (2)	21,000	22,637
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35 (14)	12,000	13,244
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	5,000	5,444
Massachusetts Water Resources Authority Revenue	5.000%	8/1/36	1,000	1,118
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36	4,500	4,941
University of Massachusetts Building Authority Revenue	5.000%	11/1/39	10,795	11,827
				339,457
Michigan (1.7%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	2,876
Detroit MI GO	5.000%	4/1/16 (12)	3,015	3,032
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,179
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,194
Detroit MI Sewage Disposal System Revenue	5.500%	7/1/29 (14)	8,300	8,265
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	1,000	973
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	5,500	5,868
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/26 (4)	2,500	2,646
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	7,500	7,967
Kent Hospital MI Finance Authority Revenue (Spectrum Health)	5.000%	1/15/42	10,805	11,311
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,512
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,162
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/23	6,785	8,083
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,756
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,601
Michigan GO	5.250%	9/15/26 (4)	14,000	15,512
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/39	5,000	5,359
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/39	9,000	10,096
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	11,291
Michigan State University Revenue	5.000%	8/15/26	1,165	1,369
Michigan State University Revenue	5.000%	8/15/27	1,000	1,168

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22	3,895	3,438
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/34	10,675	8,823
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48	4,445	3,589
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	8,000	8,644
				136,714
Minnesota (0.4%)
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32	4,250	5,016
Minnesota GO	5.000%	10/1/16	2,850	3,163
Minnesota GO	5.000%	8/1/23	3,180	3,904
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/17	1,940	2,178
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/19	2,100	2,400
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,410
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,497
				29,568
Mississippi (0.5%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.070%	5/1/14	7,510	7,510
Mississippi State University Educational Building Corp. Revenue	5.250%	8/1/38	2,500	2,803
S.M. Educational Building Corp. Mississippi Revenue (Residence Hall Construction &
Refunding Project)	5.000%	3/1/43	14,490	15,381
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	11,074
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	4,968
				41,736
Missouri (0.6%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Mass Transit Sales
Tax Revenue	5.000%	10/1/44	4,670	5,049
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/24	1,500	1,742
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35	7,685	7,958
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	3,500	3,717
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Lester Cox
Medical Center)	5.250%	6/1/15 (14)	1,415	1,439
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37	14,950	16,571
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.375%	3/15/39	8,000	8,941
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.750%	1/1/29	5,000	5,322
				50,739
Montana (0.1%)
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/23	4,200	4,212

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,722
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,000	2,203
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,292
Omaha NE Public Power District Electric Revenue	5.500%	2/1/39	5,000	5,607
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,469
				22,293
Nevada (0.9%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,826
Clark County NV School District GO	5.000%	12/15/14 (Prere.)	12,590	12,971
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.625%	7/1/24	2,000	2,014
Henderson NV Health Facility Revenue (Catholic Healthcare West)	5.250%	7/1/31	11,710	12,262
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,193
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,381
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	8,761
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,328
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,700
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	11,647
				71,083
New Hampshire (0.3%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,656
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,398
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42	7,955	8,035
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	8,000	9,126
				21,215
New Jersey (4.5%)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,319
Hoboken-Union City-Weehawken NJ Sewerage Authority Revenue	6.250%	8/1/15 (ETM)	10,820	11,642

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	6,515	6,778
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	11,893
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,387
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	12,023
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,862
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	22,214
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,262
New Jersey Economic Development Authority Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	22,000	23,406
New Jersey Educational Facilities Authority Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	3,261
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	9,450
New Jersey Health Care Facilities Financing Authority Department of Human Services Lease
Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29	7,335	8,090
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	8,929
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32	2,250	2,364
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	6.500%	10/1/38	650	656
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	36,000	43,476
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/22	5,000	5,871
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	8,500	10,148
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	5,180	6,189
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	15,000	9,436
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26	2,000	2,270
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	8,326
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/28	12,000	13,445
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	23,000	11,980
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/29	1,925	2,108
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.000%	6/15/35	2,000	2,376
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,181
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/39	5,300	5,915
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	297
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	1,375	1,442
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)(ETM)	270	297
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	10,000	11,125
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	4,550	5,082
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	13,295	14,681
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	34,500	33,917
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	17,000	18,211
				359,309
New Mexico (0.4%)
New Mexico Finance Authority Transportation Revenue	5.250%	6/15/14 (Prere.)	10,000	10,062
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/39	6,500	6,774
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/42	14,820	15,639
				32,475
New York (15.0%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	6,551
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,200	4,201
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/22	2,000	2,365
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	9,443
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,710	7,736
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	28,730	31,904
Long Island NY Power Authority Electric System Revenue	6.250%	4/1/33	3,000	3,503
Nassau County NY Local Economic Assistance & Financing Corp. Revenue (Winthrop University
Hospital Association Project)	5.000%	7/1/32	3,000	3,139
New York City NY GO	5.000%	8/1/21	6,000	7,081
New York City NY GO	5.000%	8/1/22	10,000	11,888
New York City NY GO	5.000%	4/1/23	10,855	12,819
New York City NY GO	5.000%	8/1/23	9,550	11,323
New York City NY GO	5.000%	8/1/23	9,640	11,473
New York City NY GO	5.125%	12/1/23	12,875	14,692
New York City NY GO	5.000%	8/1/24	10,195	11,914
New York City NY GO	5.000%	8/1/24	5,000	5,629
New York City NY GO	5.000%	8/1/25	5,000	5,789
New York City NY GO	5.000%	10/1/25	11,800	13,648
New York City NY GO	5.000%	8/1/27	7,000	8,044
New York City NY GO	5.000%	8/1/31	5,000	5,575
New York City NY GO	5.000%	3/1/32	5,000	5,514

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/32	14,000	15,514
New York City NY GO	5.000%	10/1/32	5,260	5,807
New York City NY GO	5.000%	8/1/35	1,500	1,645
New York City NY GO VRDO	0.070%	5/1/14 LOC	1,865	1,865
New York City NY GO VRDO	0.070%	5/1/14 LOC	3,000	3,000
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,494
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20 (12)	8,400	7,292
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22 (12)	4,585	3,630
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24 (12)	9,670	6,922
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,271
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,217
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	16,713
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,332
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,471
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	9,994
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	3,863
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	4,632
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,246
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	12,000	12,954
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/40	15,500	17,275
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	10,000	10,646
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	23,816
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43	4,110	4,736
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	4,500	4,793
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	9,250	9,818
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,065
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	6,754
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.070%	5/1/14	8,200	8,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.080%	5/1/14	3,375	3,375
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.080%	5/1/14	3,800	3,800
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.090%	5/1/14	14,900	14,900
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.090%	5/1/14	6,800	6,800
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/28	12,000	13,345
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	800	883
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	16,000	17,721
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,521
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37	2,750	3,052
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/17 (Prere.)	5	6
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	3,000	3,513
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	865	1,023
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	2,000	2,403
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/23	7,225	8,495
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29	15,000	16,996
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	11,775	12,918
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	2,500	2,786
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	5,000	5,557
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	6,135	6,777
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	10,940	11,952
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	10,000	11,101
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	9,000	9,904
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/38	7,050	7,651
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39	15,875	17,508
2 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.110%	5/1/14	14,095	14,095
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,246
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	12,815
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,245
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	7,967
New York Liberty Development Corp. Revenue	5.750%	11/15/51	13,000	14,379
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,800	7,610
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,525	2,817
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	5,000	5,565
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	6,500	7,159
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	4,750	5,232
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	2,000	2,190
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	11,935	13,079
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	4,500	4,901
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37	11,105	12,243
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,550	9,113
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	5,000	5,329
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	7,500	8,048
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,122

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	5,884
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,513
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	11,710
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,294
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,382
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,015
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/26	2,570	2,913
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,207
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,263
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38	10,000	10,688
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	8,000	8,613
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/40	8,700	9,299
New York State Dormitory Authority Revenue (Cornell University)	5.000%	7/1/37	1,000	1,118
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19 (ETM)	10	12
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27 (14)	10,000	12,312
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37	2,300	2,507
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/42	5,000	5,447
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/19	9,765	11,502
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/20	10,000	11,723
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/23	5,000	5,543
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	4,750	5,426
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30	26,300	29,674
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	9,730	10,801
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/31	2,000	2,241
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,031
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	22,000	24,513
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	2,250	2,445
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	10,100	11,025
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/40	7,500	8,189
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	4,000	4,695
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,336
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/26	2,000	2,286
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/50	5,000	5,501
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/29	5,860	6,794
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/36	3,500	3,901
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,520
New York State GO	5.000%	2/1/30	3,385	3,824
New York State GO	5.000%	2/15/30	4,000	4,535
New York State Thruway Authority Revenue	5.000%	1/1/26	10,000	11,613
New York State Thruway Authority Revenue	5.000%	1/1/37	7,000	7,549
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,682
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,577
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	6,942
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/30	8,000	9,167
New York State Urban Development Corp. Revenue	5.000%	1/1/23	7,785	8,781
New York State Urban Development Corp. Revenue	5.625%	1/1/28	7,385	8,399
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	11,823
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	12,493
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,144
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.130%	5/7/14	12,000	12,000
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	10,981
Suffolk NY Tobacco Asset Securitization Corp. Revenue	6.625%	6/1/44	5,500	5,040
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21 (ETM)	6,565	8,116
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	11/15/38	12,500	13,973
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/30	8,750	10,132
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	5,600	6,306
				1,202,744
North Carolina (0.6%)
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,469
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,144
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,679
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/38	6,865	7,642
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/23	5,000	5,439
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/26	5,000	5,467
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/26	3,000	3,345
North Carolina GO	5.000%	5/1/20	5,000	5,988
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	532

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/38	1,825	1,936
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29	3,000	3,253
North Carolina Municipal Power Agency Revenue	5.250%	1/1/20	4,000	4,489
				48,383
Ohio (1.5%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,010
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,366
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,493
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34	5,500	4,497
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	5,465	6,271
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,402
Franklin County OH GO	5.000%	12/1/15	2,000	2,152
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	1,750	1,861
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,677
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/28	6,000	6,771
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29	5,270	5,807
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,676
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	4,991
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.070%	5/1/14	2,800	2,800
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.070%	5/1/14	9,000	9,000
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.070%	5/1/14	4,200	4,200
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	10/1/24	1,000	1,174
Ohio GO	5.000%	5/1/15 (Prere.)	4,450	4,665
Ohio GO	5.000%	2/1/29	3,000	3,436
1 Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System
Obligated Group)	0.590%	1/1/18	2,250	2,248
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.090%	5/1/14	1,255	1,255
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	10,000	11,258
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	7,750	8,056
Ohio Housing Finance Agency Residential Mortgage Revenue	5.250%	9/1/28	355	360
Ohio State University General Receipts Revenue	5.000%	6/1/38	7,000	7,691
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,691
				121,808
Oklahoma (0.0%)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	886

Oregon (0.3%)
Oregon Department of Administrative Services COP	5.000%	5/1/27	6,755	7,566
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	4,000	4,604
Oregon GO (Oregon University System Projects)	5.000%	8/1/36	2,000	2,203
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,418
Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,422
				29,213
Pennsylvania (3.6%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,086
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,166
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/36	8,000	8,474
Delaware County PA Authority Hospital Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	11,420	11,197
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42	4,325	4,524
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/27	3,095	3,580
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	3,000	3,359
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,390	2,649
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35	2,500	2,594
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40	3,500	3,598
Northampton County PA General Purpose Authority University Revenue (Lafayette College)	5.000%	11/1/43	7,000	7,612
Pennsylvania Convention Center Authority Revenue	6.700%	9/1/16 (ETM)	4,350	4,729
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	12,827
Pennsylvania GO	5.000%	9/1/14	8,100	8,233
Pennsylvania GO	5.000%	3/1/15	2,065	2,149
Pennsylvania GO	5.000%	4/1/24	3,000	3,589
Pennsylvania GO	5.000%	6/1/27	4,890	5,646
Pennsylvania GO	5.000%	10/15/32	15,000	17,044
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,113
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	5,160	5,342
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,247
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,426
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,278

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,632
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,623
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	4,790	4,719
Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	6/1/31 (4)	15,000	15,979
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/25	3,410	3,903
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/26	3,820	4,326
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/28	9,015	10,456
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/31	7,255	8,282
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/42	1,000	1,064
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43	5,000	5,315
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,490
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,567
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	2,506
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,222
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	6,000	6,966
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	4,237
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	3,135	3,597
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	22,031
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	2,000	2,235
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.090%	5/1/14	3,200	3,200
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/26	3,000	3,006
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/30	5,000	4,973
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42	7,000	6,690
Philadelphia PA School District GO	6.000%	9/1/38	7,000	7,636
Pittsburgh PA Water & Sewer Authority Revenue	7.250%	9/1/14 (ETM)	625	638
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/30	5,000	5,726
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/31	3,000	3,250
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/37	4,210	4,470
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/40	3,500	3,662
				286,863
Puerto Rico (1.0%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	1,000	670
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	2,901
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	4,664
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/40	10,950	6,434
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	11,400	6,666
Puerto Rico GO	5.250%	7/1/17	2,500	2,256
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	6,544
Puerto Rico GO	5.750%	7/1/38	4,180	3,051
Puerto Rico GO	5.500%	7/1/39	3,380	2,428
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	11,710	10,023
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/36	12,180	1,994
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/36	365	272
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37	7,475	1,128
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/37	7,060	5,329
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	15,875	2,209
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/38	4,120	3,039
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39	15,010	1,925
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/39	3,000	2,202
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	585	461
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/41	12,250	8,741
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/42	4,510	3,333
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/43 (14)	5,000	727
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/43	3,005	2,041
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/44 (14)	10,000	1,362
				80,400
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,401
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	2,835
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,810
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,813
Rhode Island Housing & Mortgage Finance Corp. Revenue	4.000%	10/1/40	1,550	1,666
				17,525

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina (2.0%)
Charleston County SC Airport District System Revenue	5.000%	7/1/43	5,000	5,313
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/14 (Prere.)	5,000	5,142
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.250%	12/1/15 (Prere.)	11,800	12,732
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/24	3,000	3,556
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/26	10,580	11,493
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/26	10,000	11,599
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District,
South Carolina Project)	5.000%	12/1/31	7,000	7,525
Greenville County SC School District GO	5.000%	12/1/27	6,700	7,278
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (ETM)	2,035	2,120
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,247
South Carolina Public Service Authority Revenue	5.500%	1/1/38	10,000	11,234
South Carolina Public Service Authority Revenue	5.000%	12/1/38	10,000	10,724
South Carolina Public Service Authority Revenue	5.250%	1/1/39	6,000	6,479
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/14 (Prere.)	20,840	21,285
South Carolina Transportation Infrastructure Revenue	5.250%	10/1/14 (Prere.)	27,170	27,750
University of South Carolina Higher Education Revenue	5.250%	6/1/38 (4)	5,610	6,227
				161,704
South Dakota (0.1%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	10,454

Tennessee (0.9%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	14,005	15,053
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Healthcare)	5.250%	9/1/27 (4)	350	373
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	600	664
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	360	400
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	740	841
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	990	1,127
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	9,645	10,781
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	3,710	4,245
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	6,175	6,923
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	2,160	2,439
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	19,870	21,528
Tennessee GO	5.000%	10/1/16	2,000	2,221
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	1,855	2,038
Tennessee Housing Development Agency Homeownership Program Revenue	4.000%	7/1/38	4,610	4,985
				73,618
Texas (7.4%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,735
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	5,000	5,889
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	3,000	3,477
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/31	4,260	4,653
Central Texas Regional Mobility Authority Revenue	6.750%	1/1/41	2,000	2,260
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/42	2,340	2,275
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46	1,000	1,094
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,000	3,361
Dallas County TX Utility & Reclamation District GO	5.375%	2/15/29 (2)	5,000	5,420
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/43	1,760	1,962
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,362
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,269
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31	5,800	6,574
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/33	8,000	8,979
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/37	5,000	5,313
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	6,410	6,797
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/45	9,500	9,861
Fort Bend TX Grand Parkway Toll Road Authority Revenue	5.000%	3/1/23	1,000	1,179
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/35	21,495	14,367
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/36	8,475	5,626
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	12,000	12,913
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/35	8,000	8,463
Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,546
Harris County TX GO	0.000%	10/1/15 (14)	17,545	17,451
Harris County TX Health Facilities Development Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	4,116

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,347
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,515
Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,306
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,207
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,651
Houston TX Community College System GO	5.000%	2/15/36	10,000	11,073
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,735
Lower Colorado River Authority Texas Revenue	5.625%	1/1/15 (Prere.)	3,055	3,167
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,932
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	24
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	247
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,430
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,422
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,188
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,166
Matagorda County TX Navigation District No. 1 Pollution Control Revenue (Central Power
& Light Co. Project)	6.300%	11/1/29	7,500	8,492
Montgomery County TX GO	5.125%	3/1/31	4,000	4,495
Montgomery County TX GO	5.250%	3/1/32	5,000	5,660
New Hope TX Cultural Education Facilities Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/48	10,350	10,791
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,262
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,070
North Texas Tollway Authority System Revenue	6.125%	1/1/31	4,000	4,285
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,227
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	14,598
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	15,265
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,240
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,815
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	2,980
Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	4,695	4,713
Northeast Texas Hospital Authority Revenue (Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,134
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/23	1,000	1,157
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/24	4,325	4,961
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/25	4,520	5,136
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/26	2,250	2,532
Olmos Park TX Higher Education Facilities Corp. Revenue (University of the Incarnate Word Project)	5.000%	12/1/27	1,845	2,064
Panhandle-Plains TX Higher Education Authority Inc. Student Loan Revenue	1.033%	10/1/20	3,610	3,587
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22	5,380	6,216
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,157
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/38	6,500	7,081
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,347
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/36	3,295	3,496
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)
VRDO	0.100%	5/1/14	7,600	7,600
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/28	3,000	3,354
Texas GO	5.750%	8/1/32	10,380	10,426
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	7,360	8,098
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	600	684
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	550	621
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,335	1,514
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	6,545	7,435
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25	1,305	1,483
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	1,155	1,311
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	34,250	34,229
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	32,873
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	4,000	4,706
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	9,000	10,273
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	29,610	34,332
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/20	3,285	3,342
Texas State University System Financing System Revenue	5.000%	3/15/38	3,300	3,643
Texas State University System Financing System Revenue	5.000%	3/15/42	2,000	2,151
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (2)	10,000	6,106
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (2)	30,005	15,863
University of Houston Texas Revenue	5.000%	2/15/43	7,485	8,088
				594,257
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,050
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,746

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,567
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,382
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,007
				17,752
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,665	2,804
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	2,069
				4,873
Virginia (1.6%)
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/36	1,000	1,061
Fairfax County VA Industrial Development Authority Hospital Revenue
(Inova Health System Hospital Project)	5.500%	5/15/35	10,000	10,980
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42 (12)	3,500	3,752
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/28	1,640	1,797
4 Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	10,000	10,593
University of Virginia Revenue	5.000%	6/1/32	1,000	1,154
University of Virginia Revenue	5.000%	6/1/37	8,000	9,020
Virginia Commonwealth Transportation Board Revenue	4.000%	3/15/26	12,455	13,379
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	28,875	32,709
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/32	17,375	19,309
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/33	4,000	4,424
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/27	8,335	8,953
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/28	8,675	9,230
				126,361
Washington (2.1%)
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	11,225
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,364
King County WA Sewer Revenue	5.250%	1/1/42	2,500	2,798
King County WA Sewer Revenue	5.750%	1/1/43	7,170	8,060
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	11,724
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,193
Port of Seattle WA Revenue	5.000%	8/1/32	3,000	3,300
Port of Seattle WA Revenue	5.000%	8/1/33	2,000	2,189
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,245
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/29	10,125	10,778
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,065	9,637
University of Washington Revenue	5.000%	7/1/34	2,000	2,239
Washington GO	6.750%	2/1/15	785	820
Washington GO	5.000%	2/1/35	10,000	11,060
Washington GO	5.000%	8/1/35	2,000	2,232
Washington GO	5.000%	8/1/38	10,195	11,309
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,352
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/34 (4)	6,000	6,285
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	5,490	5,854
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,224
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,200
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/38	12,000	13,672
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.000%	10/1/40	2,215	2,314
Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	8,376
Whidbey Island WA Public Hospital District GO	5.375%	12/1/39	9,055	9,561
				166,011
West Virginia (0.5%)
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,685
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,500	6,900
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/44	20,000	21,836
West Virginia University Revenue	5.000%	10/1/36	5,985	6,530
				37,951
Wisconsin (1.3%)
Wisconsin GO	5.000%	5/1/14	5,000	5,001
Wisconsin GO	5.000%	11/1/20	2,500	2,986
Wisconsin GO	6.000%	5/1/36	10,000	11,700
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue (Luther Hospital)	5.750%	11/15/30	7,500	8,590
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/34	6,785	7,265
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	6,772

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	12,770
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert & Community Health Inc.)	5.000%	4/1/42	20,690	22,019
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,881
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,586
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,950	3,169
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/24	3,000	3,503
Wisconsin Transportation Revenue	4.500%	7/1/15 (Prere.)	11,470	12,047
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,183
				104,472
Total Tax-Exempt Municipal Bonds (Cost $7,354,749)				7,833,934

			Shares
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
5 Vanguard Municipal Cash Management Fund (Cost $94,956)	0.111%		94,955,828	94,956
Total Investments (98.7%) (Cost $7,449,705)				7,928,890
Other Assets and Liabilities (1.3%)
Other Assets				156,033
Liabilities				(54,702)
				101,331
Net Assets (100%)				8,030,221

At April 30, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				7,566,406
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(15,010)
Unrealized Appreciation (Depreciation)
Investment Securities				479,185
Futures Contracts				(360)
Net Assets				8,030,221

Investor Shares—Net Assets
Applicable to 85,218,531 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				977,758
Net Asset Value Per Share—Investor Shares				$11.47

Admiral Shares—Net Assets
Applicable to 614,671,582 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				7,052,463
Net Asset Value Per Share—Admiral Shares				$11.47

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $45,729,000, representing 0.6% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2014.
4 Securities with a value of $2,015,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (0.4%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/40	3,000	3,422
Birmingham AL GO	0.000%	3/1/37	2,500	2,284
Butler AL Industrial Development Board Solid Waste Disposal Revenue
(Georgia-Pacific Corp. Project)	5.750%	9/1/28	1,350	1,367
Courtland AL Development Board Solid Waste Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	5,059
Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	4,558
Jefferson County AL Sewer Revenue	7.000%	10/1/51	4,000	4,520
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.650%	3/20/17	6,300	6,319
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,242
				31,771
Alaska (0.1%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,105	6,725

Arizona (1.4%)
Arizona Health Facilities Authority Health Care Facilities Revenue (Beatitudes Campus Project)	5.200%	10/1/37	7,000	6,080
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30	3,250	3,386
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/33	1,700	1,766
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/34	8,250	8,528
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/42	2,500	2,561
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.140%	5/7/14	9,750	9,750
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	8,790	9,812
1 Gilbert AZ GO TOB VRDO	0.140%	5/7/14	4,595	4,595
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,238
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.250%	7/1/33	10,175	10,945
Phoenix AZ Industrial Development Authority Solid Waste Revenue (Republic Services Inc.) PUT	0.530%	5/1/14	5,000	5,000
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	3,000	2,896
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	19,678
University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/39	2,500	2,757
				100,992
Arkansas (0.0%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	1,510	1,568

California (16.3%)
Adelanto CA Public Utility Authority Revenue	6.750%	7/1/39	10,000	11,034
Alameda CA Corridor Transportation Authority Revenue	5.400%	10/1/24 (2)	5,250	5,664
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	1,000	427
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,500	2,722
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.250%	4/1/48	2,500	2,720
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.250%	4/1/53	3,350	3,601
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.020%	5/1/23	10,000	9,934
2 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.220%	4/1/24	10,000	10,044
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	5,375	6,116
California GO	5.500%	4/1/18	15,000	17,594
California GO	5.000%	11/1/21	13,845	15,757
California GO	5.000%	12/1/22	25,000	30,150
California GO	5.000%	10/1/23	14,325	17,347
California GO	5.250%	9/1/24	6,500	7,875
California GO	5.000%	10/1/25	4,000	4,541
California GO	5.000%	9/1/29	4,565	5,130
California GO	5.000%	10/1/29	9,300	10,306
California GO	5.000%	12/1/31 (14)	70	70
California GO	6.000%	3/1/33	3,000	3,596
California GO	5.125%	4/1/33	15,000	16,496
California GO	6.500%	4/1/33	34,000	41,437
California GO	5.000%	9/1/36	3,250	3,536
California GO	5.250%	3/1/38	5,000	5,437
California GO	5.500%	11/1/39	10,000	11,335
California GO	6.000%	11/1/39	5,000	5,977
California GO	5.250%	11/1/40	8,500	9,442
California GO	5.000%	2/1/43	2,750	2,964
California GO	5.000%	11/1/43	12,500	13,542
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	5,137
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,331
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	5,650	5,947
California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.250%	8/15/41	3,000	3,213
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/37	4,500	4,860
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,058
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	12,000	14,215

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges
	Seismic Retrofit) TOB VRDO	0.110%	5/1/14 (ETM)	18,300	18,300
	California Infrastructure & Economic Development Bank Revenue (Independent System
	Operator Corp. Project)	6.000%	2/1/15 (Prere.)	10,000	10,438
	California Infrastructure & Economic Development Bank Revenue (Independent System
	Operator Corp. Project)	5.000%	2/1/34	13,770	14,820
	California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/40	3,585	3,938
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Republic Services Inc. Project) PUT	0.550%	8/1/14	70,000	70,000
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Republic Services Inc. Project) PUT	5.250%	12/1/17	12,155	13,042
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Waste Management Inc. Project)	5.400%	4/1/25	3,000	3,112
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Waste Management Inc. Project) PUT	2.625%	6/2/14	6,500	6,510
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Waste Management Inc. Project) PUT	1.650%	5/1/14	2,250	2,250
	California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/21	7,675	8,042
	California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,235
	California Public Works Board Lease Revenue (Butterfield State Office Complex)	5.000%	6/1/23	2,870	3,002
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/26	8,795	9,922
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	3,600	3,975
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	7,981
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,186
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	9,035	9,641
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/38	5,415	5,804
	California State University Revenue Systemwide	5.250%	11/1/34	9,275	10,553
	California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	30,305	32,217
	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/32	8,000	8,570
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,177
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35	585	602
	East Side CA Union High School District Santa Clara County GO	5.000%	8/1/37	10,000	10,835
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/42	6,000	3,448
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43	8,730	9,579
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	18,000	19,112
	Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46	6,500	6,803
	Golden State Tobacco Securitization Corp. California Revenue	4.500%	6/1/27	24,210	21,154
	Golden State Tobacco Securitization Corp. California Revenue	5.300%	6/1/37	7,000	5,453
	Golden State Tobacco Securitization Corp. California Revenue	5.125%	6/1/47	20,885	15,810
	Golden State Tobacco Securitization Corp. California Revenue	5.750%	6/1/47	12,230	10,060
	Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	4,000	4,286
	Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,820
	Kern County CA GO	5.750%	8/1/35 (12)	4,500	5,134
	Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/28	2,805	3,072
	Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/29	2,825	3,066
	Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/32	3,500	3,723
	Lee Lake CA Public Financing Authority Revenue	5.125%	9/1/35	2,350	2,481
	Los Angeles CA Community College District GO	5.000%	8/1/24	3,430	3,959
	Los Angeles CA Community College District GO	5.000%	8/1/25	4,120	4,737
	Los Angeles CA Community College District GO	5.000%	8/1/27	6,215	7,091
	Los Angeles CA Department of Airports International Airport Revenue	5.375%	5/15/30	15,000	16,747
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/32	5,000	5,520
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24 (4)	8,000	8,429
	Los Angeles CA Department of Water & Power Revenue VRDO	0.100%	5/7/14	20,000	20,000
	Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,216
	Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	9,257
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/33	2,500	2,696
	Merced CA Irrigation District Electric System Revenue	5.000%	9/1/26 (10)	6,000	6,082
	Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	12,092
	Northstar Community Services District California Community Facilities District No. 1 Special
	Tax Revenue	5.000%	9/1/37	10,000	9,600
	Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,543
	Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,213
	Oakland CA Unified School District GO	6.625%	8/1/38	4,000	4,702
	Palo Alto CA Unified School District GO	0.000%	8/1/30	21,100	11,281
	Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	3,371
	Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	9,400
	Port of Oakland CA Revenue	5.000%	5/1/22	4,290	4,943
	Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,714

154

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	10,951
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,436
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	10,814
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,169
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,151
Rancho Mirage CA Joint Powers Financing Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	1,000	1,025
1 Riverside CA Electric Revenue TOB VRDO	0.090%	5/1/14	1,595	1,595
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42	7,000	1,332
Roseville CA Electric System Revenue	5.000%	2/1/37	11,000	11,583
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/21	425	471
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,912
San Bernardino CA City Unified School District GO	5.000%	8/1/25 (4)	1,000	1,137
San Bernardino CA City Unified School District GO	5.000%	8/1/26 (4)	1,310	1,476
San Bernardino CA City Unified School District GO	5.000%	8/1/28 (4)	1,500	1,666
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,846
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	33,420
San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,321
San Diego CA Community College District GO	5.000%	8/1/43	11,000	12,120
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	15,435
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	7,386
San Francisco CA City & County International Airport Revenue	5.750%	5/1/19	20,565	23,781
San Francisco CA City & County International Airport Revenue	5.750%	5/1/20	26,405	30,320
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	5,000	5,465
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31	2,095	2,275
San Francisco CA City & County International Airport Revenue	5.250%	5/1/33	10,000	11,057
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	2,130	2,513
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.625%	8/1/39	2,000	2,246
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay South)	7.000%	8/1/41	1,500	1,646
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/25	1,600	1,764
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/26	1,250	1,368
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/28	1,510	1,625
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/30	1,000	1,066
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue (Mission Bay)	5.000%	8/1/33	1,335	1,410
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,200
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	8,968
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,437
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.540%	8/1/18 (14)	780	785
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/19 (2)	1,700	1,840
San Marcos CA Public Facilities Authority Tax Allocation Revenue (Project Areas No. 2 & No. 3
Financing Project)	5.000%	8/1/35 (2)	5,385	5,418
San Marcos CA Unified School District GO	5.000%	8/1/34	7,000	7,602
San Mateo CA Community Facilities District No. 2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,066
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	10,000	11,347
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,936
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	6,934
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	6,729
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	3,852
University of California Revenue	5.000%	5/15/38	1,500	1,649
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/30	1,230	1,359
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/31	1,750	1,923
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	9,463
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	10,580
West Contra Costa CA Unified School District GO	6.000%	8/1/27	3,000	3,762
Westlands CA Water District Revenue	5.000%	9/1/29 (4)	1,805	2,016
				1,201,949
Colorado (2.1%)
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.250%	12/1/25	11,725	11,937
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,272
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/44	3,000	3,236
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,246
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	8,410
Denver CO City & County Single Family Mortgage Revenue	5.550%	12/1/39	686	725
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/14 (14)	8,000	7,977
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/15 (14)	5,000	4,898
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/18 (14)	5,000	4,450
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	29,225	19,082
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	14,900	9,165
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	21,600	10,158

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	10,000	4,365
Northwest Parkway Public Highway Authority Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	10,000	11,118
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/17	1,000	1,070
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/18	1,375	1,493
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	1,000	1,077
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,070
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	531
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle
P3 Project)	6.000%	1/15/34	6,000	6,419
Regional Transportation District of Colorado Sales Tax Revenue (Denver Transit Partners Eagle
P3 Project)	6.000%	1/15/41	14,765	15,714
University of Colorado Hospital Authority Revenue	5.000%	11/15/36	8,000	8,432
University of Colorado Hospital Authority Revenue	5.000%	11/15/42	12,500	13,020
				155,865
Connecticut (0.7%)
Connecticut GO	5.000%	12/1/15	1,200	1,291
2 Connecticut GO	0.710%	8/15/16	2,000	2,009
Connecticut GO	5.000%	11/1/16	6,000	6,671
Connecticut GO	5.000%	11/1/16	8,100	9,005
Connecticut GO	5.000%	10/15/22	16,200	19,546
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,250	3,426
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	6,861
Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	0.100%	5/7/14	3,000	3,000
				51,809
Delaware (0.1%)
Delaware Economic Development Authority Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,212
Delaware Housing Authority Single Family Mortgage Revenue	5.875%	1/1/38	870	873
				5,085
District of Columbia (0.4%)
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/45	6,000	5,301
District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/39	10,000	11,258
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.250%	10/1/25	10,000	11,439
				27,998
Florida (5.7%)
Beacon Lakes FL Community Development Special Assessment Revenue	6.900%	5/1/35	735	736
Broward County FL Airport System Revenue	5.000%	10/1/37	6,180	6,443
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,433
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.500%	6/1/14	7,500	7,535
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,644
Citizens Property Insurance Corp. Florida Revenue (Personal Lines Account/
Commercial Lines Account)	5.000%	6/1/20	8,450	9,712
East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21	1,860	1,952
Escambia County FL Environmental Improvement Revenue	5.750%	11/1/27	6,000	6,003
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	16,385
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37	3,280	3,322
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.750%	1/1/37	2,425	2,553
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.000%	7/1/41	3,310	3,582
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.500%	7/1/48	4,575	4,826
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,818
Florida Municipal Power Agency Revenue (St. Lucie Project)	5.000%	10/1/26	5,500	6,205
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	409
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health System/
Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,814
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	7,119
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	1,890	2,243
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,570
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/37	750	762
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,519
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	13,350	13,872
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	8,928
Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	3.950%	12/15/21	7,400	7,347
Martin County FL Industrial Development Authority Revenue (Indiantown Cogeneration, LP Project)	4.200%	12/15/25	11,000	10,694
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,275
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	5,000	5,596
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.125%	10/1/24 (14)	18,575	20,689
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	5,000	5,532
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	5,000	5,460

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	7,215	7,825
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	7,170	7,977
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	5,000	5,425
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	11,440	12,661
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	17,000	18,255
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	4,705	5,018
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	4,000	4,371
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42	3,500	3,853
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	2.625%	8/1/14	4,000	4,016
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,594
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,033
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,919
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	2,004
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	5,690
Miami-Dade County FL Seaport Revenue	6.000%	10/1/42	5,000	5,587
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	2,101
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	4,170	4,475
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	2,460	2,620
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	6,500	6,828
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,500	2,603
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/33	3,000	3,277
North Broward FL Hospital District Revenue VRDO	0.120%	5/7/14 LOC	10,500	10,500
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.375%	7/1/20	1,100	1,119
Orange County FL Health Facilities Authority Health Care Facility Revenue
(Orlando Lutheran Towers Inc.)	5.700%	7/1/26	1,000	1,008
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	7,637
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/21 (4)	20,000	23,058
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35	10,000	10,745
Orlando FL Utility Commission Water & Electric Revenue	6.750%	10/1/17 (ETM)	1,380	1,539
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	3,248
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	6,000	6,119
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (14)	6,440	6,585
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,311
3 Palm Beach County FL Health Facilities Authority Revenue (Sinai Residences Boca Raton Project)	7.500%	6/1/49	3,000	3,192
Palm Glades FL Community Development District Revenue	7.250%	8/1/16	1,380	1,434
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.500%	7/1/34	3,500	3,703
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/39	8,000	8,964
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	6.375%	12/1/30	2,800	2,810
Tampa FL Health System Revenue (Baycare Health System)	5.000%	11/15/33	7,407	7,975
				416,057
Georgia (2.4%)
Americus & Sumter County GA Hospital Authority Revenue (Magnolia Manor Obligated Group)	6.375%	5/15/43	5,615	5,742
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	2,000	2,295
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34	2,500	2,945
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39	15,000	17,521
Burke County GA Development Authority Pollution Control Revenue (Oglethorpe Power Corp.
Vogtle Project)	5.500%	1/1/33	5,000	5,318
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/17 (14)	2,865	3,013
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/28	6,685	7,310
Georgia GO	5.000%	7/1/15	8,200	8,665
Georgia GO	5.000%	7/1/15	2,570	2,716
Georgia GO	5.000%	7/1/15	2,400	2,536
Georgia GO	5.000%	7/1/15	7,820	8,263
Georgia GO	5.500%	7/1/15	19,095	20,288
Georgia GO	5.000%	11/1/16	8,055	8,971
Georgia GO	5.000%	7/1/19	8,300	9,835
Georgia Housing & Finance Authority Single Family Mortgage Revenue	5.000%	12/1/26	4,320	4,396
Georgia Municipal Electric Power Authority Revenue	6.600%	1/1/18 (14)	2,520	2,805
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	5,385	5,944
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	15,000	16,692
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	1,270	1,407
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/20	5,240	5,872
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/22	2,330	2,667
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23	2,135	2,453
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/26	5,630	6,580
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27	410	481
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,072
Marietta GA Development Authority Revenue	7.000%	6/15/39	7,500	7,585

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Electric Authority Georgia Revenue (General Resolution Projects)	5.500%	1/1/26	7,000	8,094
Richmond County GA Development Authority Environmental Improvement Revenue	5.750%	11/1/27	3,000	3,001
				177,467
Guam (0.2%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.500%	7/1/43	6,790	7,142
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	5,923
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,213
				16,278
Hawaii (0.5%)
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/25	2,250	2,494
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/26	3,500	3,843
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.000%	8/1/27	2,000	2,167
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,527
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,520
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,451
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,250	2,438
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/17 (14)	6,000	5,710
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/18 (14)	2,000	1,858
				37,008
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,331
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,589
				16,920
Illinois (7.2%)
Chicago IL Board of Education GO	5.250%	12/1/25	6,000	6,514
Chicago IL Board of Education GO	5.000%	12/1/29	5,480	5,689
Chicago IL Board of Education GO	5.000%	12/1/31	7,000	7,102
Chicago IL Board of Education GO	5.000%	12/1/33	5,000	5,062
Chicago IL Board of Education GO	5.000%	12/1/42	30,015	29,564
Chicago IL GO	5.620%	1/1/16 (Prere.)	7,795	8,550
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,445	8,170
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,883
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,740
Chicago IL Midway Airport Revenue	5.500%	1/1/15 (4)	4,760	4,780
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,235
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (14)	5,000	5,279
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	11,000	11,638
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,655	3,913
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	15,595	16,374
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35	7,000	7,617
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38	12,000	12,844
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	3,000	3,275
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	12,617
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,744
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	2,950	3,230
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	5,801
Chicago IL Water Revenue	5.250%	11/1/38	15,000	15,759
Illinois Educational Facilities Authority Revenue (Northwestern University)	5.500%	8/15/14 (Prere.)	500	508
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,883
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	1,500	1,562
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	2,000	2,248
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,692
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/38	7,500	7,530
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	22,500	23,339
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/27 (14)	8,230	8,494
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	9,235	8,449
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.625%	5/15/42	5,500	5,270
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.750%	5/15/46	5,750	5,581
Illinois Finance Authority Revenue (New Admiral at the Lake Project)	8.000%	5/15/40	2,000	2,028
Illinois Finance Authority Revenue (New Admiral at the Lake Project)	8.000%	5/15/46	3,350	3,389
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,278
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,633
1 Illinois Finance Authority Revenue (Northwestern University) TOB VRDO	0.090%	5/1/14	5,700	5,700
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	11/15/29	10,000	11,981
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	6,265	6,974
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,233
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	10,935
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	4,600	5,052
Illinois Finance Authority Revenue (Rush University Medical Center)	6.625%	11/1/39	10,000	11,320
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/44	14,000	15,589

158

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Tabor Hills Supportive Living)	5.250%	11/15/36	2,250	2,292
Illinois GO	5.000%	8/1/20	4,000	4,573
Illinois GO	5.000%	8/1/21	8,000	9,162
Illinois GO	5.000%	3/1/22	5,000	5,699
Illinois GO	5.000%	3/1/23	6,165	6,949
Illinois GO	5.000%	8/1/23	5,000	5,719
Illinois GO	5.000%	3/1/24	5,000	5,563
Illinois GO	5.000%	8/1/24	13,660	15,208
Illinois GO	5.000%	2/1/25	2,270	2,542
Illinois GO	5.000%	8/1/25	3,000	3,303
Illinois GO	5.000%	2/1/27	3,000	3,274
Illinois GO	5.000%	6/1/30	4,725	4,880
Illinois GO	5.250%	2/1/32	9,575	10,332
Illinois GO	5.250%	2/1/33 (4)	6,200	6,701
Illinois GO	5.500%	7/1/33 (4)	3,350	3,708
Illinois GO	5.000%	1/1/34	6,805	7,081
Illinois GO	5.250%	2/1/34 (4)	3,125	3,367
3 Illinois GO	5.000%	5/1/34	5,000	5,253
3 Illinois GO	5.000%	5/1/36	3,000	3,132
Illinois GO	5.500%	7/1/38	7,500	8,182
3 Illinois GO	5.000%	5/1/39	5,000	5,183
Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	7,903
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	8,635	9,110
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,874
Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	5,568
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,563
Illinois Unemployment Insurance Fund Building Receipts Revenue	4.000%	6/15/20	5,000	5,020
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/20	4,500	4,625
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,997
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42	5,000	5,196
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27	10,265	11,505
				533,512
Indiana (2.0%)
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/42	14,000	14,608
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,255
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,274
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	5,500	5,669
Indiana Finance Authority Revenue (Lease Appropriation) VRDO	0.090%	5/1/14	4,500	4,500
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,542
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/44	12,500	12,622
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/48	23,025	23,328
Indiana Health Facility Financing Authority Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	26,028
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	14,905
Indianapolis IN Airport Authority Special Facilities Revenue (Federal Express Corp. Project)	5.100%	1/15/17	14,500	15,864
Indianapolis IN Local Public Improvement Bond Bank Revenue (Qualified Midwestern Disaster Area)	5.750%	2/1/36	5,000	5,636
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	6.250%	6/2/14	6,750	6,784
				144,015
Iowa (1.0%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	20,500	20,748
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	20,000	20,323
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	14,994
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34	20,000	18,131
				74,196
Kansas (0.3%)
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/29	3,000	3,271
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,262
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,352
Wichita KS Health Care Facilities Revenue (Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,242
				24,127
Kentucky (1.1%)
Kentucky Asset/Liability Commission General Fund Revenue	5.000%	3/1/15 (Prere.)	7,500	7,797
Kentucky Economic Development Finance Authority Hospital Facilities Revenue
(Baptist Healthcare System Obligated Group) VRDO	0.080%	5/1/14 LOC	4,400	4,400
Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System
Obligated Group)	5.250%	8/15/46	8,000	8,476
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	2,980	3,062
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	0.000%	7/1/33	3,065	1,927

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	0.000%	7/1/39	3,000	1,852
Kentucky Public Transportation Infrastructure Authority Toll Revenue (Downtown Crossing Project)
BAN	6.000%	7/1/53	12,000	13,140
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/30	3,000	3,434
Louisville & Jefferson County KY Metropolitan Government Health Facilities Revenue
(Jewish Hospital& St. Mary’s Healthcare Inc. Project)	5.750%	2/1/18 (Prere.)	9,400	11,087
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.750%	10/1/42	9,500	10,426
Louisville & Jefferson County KY Metropolitan Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	8,500	8,587
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	6,500	6,904
				81,092
Louisiana (1.3%)
Louisiana Citizens Property Insurance Corp. Assessment Revenue	6.750%	6/1/26 (12)	6,000	7,100
Louisiana Housing Finance Agency Single Family Mortgage Revenue (Home Ownership Program)	5.950%	6/1/38	2,910	3,021
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	4,250	4,590
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	9,990	10,976
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/44	8,095	9,115
1 Louisiana Public Facilities Authority Dock & Wharf Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36	10,000	10,408
Louisiana Public Facilities Authority Hospital Revenue (Franciscan Missionaries of Our Lady Health
System Project)	5.000%	7/1/42	8,000	8,332
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/38	12,650	13,000
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,745
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/29	1,500	1,577
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,266
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,805
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,184
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/35	5,000	5,247
				96,366
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center
Obligated Group)	5.000%	7/1/33	4,000	4,188
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	2,990	3,144
				7,332
Maryland (1.3%)
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,518
Frederick County MD Special Tax Revenue (Jefferson Technology Park)	7.125%	7/1/43	5,000	5,342
Harford County MD GO	5.000%	7/1/15	2,000	2,113
Maryland Department of Housing & Community Development Revenue	5.750%	3/1/41	1,930	1,975
1 Maryland Department of Housing & Community Development Revenue TOB VRDO	0.140%	5/7/14	7,440	7,440
Maryland Economic Development Corp. Revenue (Chesapeake Bay Conference Center Project)	5.000%	12/1/31	4,000	1,999
Maryland GO	5.000%	2/15/15 (Prere.)	6,000	6,231
Maryland GO	5.000%	11/1/15	6,000	6,432
Maryland GO	5.000%	8/1/20	10,000	12,010
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,447
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	7,729
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/33	6,750	7,134
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/15 (Prere.)	220	229
Maryland Industrial Development Financing Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/15 (Prere.)	2,000	2,112
Prince Georges County MD GO	5.000%	9/15/15	3,740	3,987
Prince Georges County MD GO	5.000%	9/15/16	10,000	11,086
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	3,530	4,232
				93,016
Massachusetts (1.6%)
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	13,396
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29	1,500	1,566
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,291
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	3,978
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,149
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,203
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,743

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17	4,000	4,000
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/20	5,000	5,625
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/21	5,000	5,600
Massachusetts GO	5.000%	8/1/14	11,865	12,012
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	8,510
Massachusetts GO	5.000%	10/1/15	2,000	2,135
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.250%	7/1/38	6,650	6,817
1 Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) TOB VRDO	0.090%	5/1/14	5,900	5,900
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/36	5,100	5,894
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	0.090%	5/1/14	2,700	2,700
Massachusetts Health & Educational Facilities Authority Revenue (Stonehill College) VRDO	0.090%	5/1/14 LOC	1,700	1,700
Massachusetts Health & Educational Facilities Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,814
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,000	6,371
				114,404
Michigan (2.2%)
Detroit MI Sewage Disposal System Revenue	6.500%	7/1/24	15,000	15,047
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/33 (14)	6,030	5,908
Detroit MI Sewage Disposal System Revenue	7.500%	7/1/33 (4)	12,000	13,019
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/32	1,200	1,158
Detroit MI Water Supply System Revenue	5.000%	7/1/26 (14)	1,000	982
Detroit MI Water Supply System Revenue	5.000%	7/1/29 (4)	4,415	4,332
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	4,500	4,801
Detroit MI Water Supply System Revenue	5.250%	7/1/41	1,270	1,234
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	10,309
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Methodist Hospital)	5.000%	5/15/30	10,000	10,380
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	7,500	7,967
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	2,500	2,600
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	4,060	4,441
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/23	7,500	7,559
Michigan GO	5.250%	9/15/26 (4)	12,000	13,296
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/35	2,115	2,240
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/34	4,065	4,623
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42	15,000	14,268
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48	4,775	3,856
Royal Oak MI Hospital Finance Authority Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	7,000	7,564
3 Royal Oak MI Hospital Finance Authority Revenue (William Beaumont Hospital)	5.000%	9/1/39	7,000	7,355
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,364
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,466
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,124
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,026
				163,919
Minnesota (0.6%)
Dakota County MN Community Development Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,199
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/32	8,250	9,737
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40	830	889
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/21	5,000	5,992
Rochester MN Health Care & Housing Facility Revenue (Homestead At Rochester, Inc. Project)	6.875%	12/1/48	10,000	10,630
St. Paul MN Port Authority Solid Waste Disposal Revenue (Gerdau St. Paul Steel Mill Project)	4.500%	10/1/37	8,500	7,229
				42,676
Mississippi (0.2%)
Mississippi Development Bank Special Obligation Revenue (Municipal Energy Agency Power
Supply Project)	5.000%	3/1/31 (10)	10,365	10,581
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	5,752
				16,333
Missouri (0.9%)
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/33	10,000	10,649
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/39	5,000	5,696
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/45	5,000	5,682
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation)
VRDO	0.080%	5/1/14	9,150	9,150
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	5.000%	6/1/35	6,125	6,343
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College
of Pharmacy Project)	5.500%	5/1/43	8,500	8,988
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	6,500	6,904

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.050%	3/1/37	2,435	2,520
Missouri Housing Development Corp. Single Family Mortgage Revenue	6.000%	3/1/38	1,750	1,861
Missouri Housing Development Corp. Single Family Mortgage Revenue	5.600%	9/1/38	3,530	3,733
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Plum Point Project)	5.000%	1/1/28 (14)	2,000	2,099
				63,625
Montana (0.0%)
Montana Board Housing Single Family Mortgage Revenue	5.750%	12/1/37	1,135	1,169

Nebraska (0.1%)
Washington County NE Wastewater & Solid Waste Disposal Facilities Revenue
(Cargill Inc. Project) PUT	1.375%	9/1/15	4,500	4,544

Nevada (0.4%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	9,681
Clark County NV School District GO	5.000%	6/15/25	10,000	11,252
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/23 (14)	2,550	2,880
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	2,450	2,658
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	3,785	3,918
				30,389
New Hampshire (0.2%)
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,398
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42	4,450	4,495
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	7,000	7,985
				13,878
New Jersey (8.0%)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,319
New Jersey COP	5.250%	6/15/27	5,000	5,598
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.000%	1/1/15	245	248
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.750%	1/1/25	710	712
New Jersey Economic Development Authority Mortgage Revenue (Lions Gate Project)	5.875%	1/1/37	1,230	1,220
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/26	1,500	1,522
New Jersey Economic Development Authority Retirement Community Revenue
(Seabrook Village Inc.)	5.250%	11/15/36	2,000	2,002
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.500%	6/15/14 (Prere.)	6,500	6,543
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	20,000	20,140
New Jersey Economic Development Authority Revenue (Goethals Bridge Replacement Project)	5.375%	1/1/43	750	789
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	21,358
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,847
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21	2,810	3,357
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,357
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	9,362
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	8,262
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23	10,000	11,591
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23	7,000	8,316
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,616
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,839
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,688
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	11,228
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,262
New Jersey Economic Development Authority Revenue(Kapkowski Road Landfill Improvement
District Project (City of Elizabeth))	6.375%	5/15/14 (Prere.)	1,935	1,940
New Jersey Economic Development Authority Revenue(Provident Group-Montclair
Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/31	4,000	4,341
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.125%	9/15/23	12,730	12,880
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.250%	9/15/29	9,750	9,854
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	8,473
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/15 (ETM)	75	80
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/15	4,390	4,673
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,457
New Jersey Health Care Facilities Financing Authority Department of Human Services Lease
Revenue (Marlboro Psychiatric Hospital Project)	5.000%	9/15/29	5,000	5,515
New Jersey Health Care Facilities Financing Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,496
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,304
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.050%	5/1/14 LOC	4,900	4,900
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	10,205	11,367

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,614
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,621
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,157
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,797
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.000%	12/1/27	5,500	5,663
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28	2,250	2,482
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue VRDO	0.360%	5/7/14 (4)	6,490	6,490
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.100%	5/7/14	19,000	19,000
New Jersey Transportation Corp. COP	5.750%	9/15/15	26,620	26,740
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	7,000	7,379
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	15,250	18,417
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23 (14)	10,000	12,326
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	30,000	18,873
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/26	21,615	24,579
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	8,326
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/28	3,430	1,787
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.625%	12/15/28	20,000	23,291
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	16,940	19,162
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	4,275	1,831
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/33	5,000	5,546
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/35	31,150	10,505
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/36	5,000	5,339
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36	5,000	5,426
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/38	7,000	1,935
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	9,181
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/39	5,300	5,915
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	8,295	9,160
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	11,785	12,943
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	21,495	21,131
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	15,000	16,068
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	8,750	9,323
2 New Jersey Turnpike Authority Revenue PUT	0.650%	1/1/16	4,500	4,516
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	36,245	31,903
Tobacco Settlement Financing Corp. New Jersey Revenue	4.750%	6/1/34	5,000	3,905
				590,787
New Mexico (0.3%)
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	19,750	16,940
New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.600%	7/1/38	3,025	3,194
New Mexico Mortgage Finance Authority Single Family Mortgage Revenue	5.300%	1/1/39	2,375	2,508
				22,642
New York (12.5%)
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,459
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	5,000	5,001
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,745	3,746
Erie County NY Industrial Development Agency School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,500	4,501
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	20,400	22,654
Long Island NY Power Authority Electric System Revenue	5.500%	4/1/22	10,010	11,273
Nassau County NY GO	4.000%	10/1/21	9,400	10,086
New York City NY GO	5.000%	11/1/14 (Prere.)	7,225	7,400
New York City NY GO	5.000%	8/1/20	4,330	5,119
New York City NY GO	5.000%	8/1/20	3,905	4,616
New York City NY GO	5.000%	8/1/22	5,000	5,944
New York City NY GO	5.000%	8/1/24	5,000	5,843
New York City NY GO	5.000%	1/1/25	5,750	6,362
New York City NY GO	5.000%	11/1/26	7,775	7,937
New York City NY GO	5.000%	8/1/32	10,000	11,081
New York City NY GO	5.000%	8/1/36	15,000	16,319
New York City NY GO VRDO	0.070%	5/1/14 LOC	6,440	6,440
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,494
New York City NY Industrial Development Agency Airport Facilities Revenue
(TRIPS Obligated Group)	5.000%	7/1/28	4,000	4,123
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26 (12)	5,000	3,183
New York City NY Industrial Development Agency Special Facility Revenue (American Airlines Inc.)	7.750%	8/1/31	26,000	28,612
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16	3,250	3,472
New York City NY Industrial Development Agency Special Facility Revenue
(Terminal One Group Association Project) PUT	5.500%	1/1/16	3,500	3,761

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York City NY Industrial Development Agency Special Facility Revenue
	(Terminal One Group Association Project) PUT	5.500%	1/1/16	4,500	4,816
	New York City NY Industrial Development Agency Special Facility Revenue
	(Terminal One Group Association Project) PUT	5.500%	1/1/16	4,000	4,261
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,246
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,064
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/40	10,000	11,145
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,341
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,326
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	10,000	10,651
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	15,000	16,077
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.080%	5/1/14	5,300	5,300
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.090%	5/1/14	7,800	7,800
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.090%	5/1/14	8,800	8,800
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/26 (14)	9,000	9,194
	New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/32 (2)	5,000	5,103
	New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/33	5,000	5,526
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/34	8,650	9,544
	New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	12,000	12,986
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/15	8,000	8,581
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/16	8,000	8,906
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	15,000	16,648
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38	7,865	8,665
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.110%	5/1/14	18,295	18,295
	New York City NY Transitional Finance Authority Revenue VRDO	0.080%	5/1/14	6,350	6,350
	New York City NY Trust for Cultural Resources Revenue (American Museum of Natural History)
	VRDO	0.090%	5/1/14	11,035	11,035
	New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,164
	New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,245
	New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,360
	New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	11,822
	New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	12,167
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	9,100	10,185
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	3,450	3,849
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,500	1,669
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	10,000	11,170
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	3,515	3,889
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	13,000	14,318
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	2,000	2,192
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	2,000	2,179
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/32	2,250	2,530
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/33	2,500	2,796
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/36	14,000	14,969
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/36	9,225	10,203
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,000	8,527
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,575	9,140
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	15,000	15,988
	New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	13,000	13,950
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/43	1,460	1,549
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	10,838
	New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,572
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,382
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/26	2,570	2,913
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/31	6,000	6,571
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38	10,000	10,688
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	8,500	9,151
	New York State Dormitory Authority Revenue (Fordham University) VRDO	0.120%	5/7/14 LOC	15,100	15,100
	New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.625%	7/1/37	8,750	9,575
	New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	0.889%	5/1/18	19,440	19,358
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	5,220	5,438
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	280	292
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/15	5,090	5,308
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/37	6,400	6,959
	New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/40	5,000	5,406
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water
	Revolving Funds)	5.000%	10/15/35	5,815	6,321
	New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.100%	5/7/14	5,800	5,800
1	New York State Mortgage Agency Homeowner Mortgage Revenue TOB VRDO	0.250%	5/7/14	10,760	10,760
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.100%	5/1/14	4,700	4,700
	New York State Thruway Authority Revenue	5.000%	1/1/37	20,000	21,569
[1,2]	Nuveen Dividend Advantage Municipal Fund 3 iMTP	0.870%	10/1/17	25,000	25,000

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/24	5,985	6,802
Port Authority of New York & New Jersey Revenue	5.000%	7/15/25 (4)	8,690	8,844
Port Authority of New York & New Jersey Revenue	5.000%	9/15/25	5,835	6,527
Port Authority of New York & New Jersey Revenue	5.000%	3/15/28	8,600	9,425
Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	9,900	10,678
Port Authority of New York & New Jersey Revenue	5.000%	12/1/33	5,000	5,436
Port Authority of New York & New Jersey Revenue	5.750%	3/15/35	25,000	27,420
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,290
Port Authority of New York & New Jersey Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	14,275
Suffolk NY Tobacco Asset Securitization Corp. Revenue	6.625%	6/1/44	4,500	4,124
Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/27	3,235	3,333
Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/32	3,000	3,026
Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/38	3,000	2,979
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/28	4,000	4,593
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	2,000	2,281
Ulster County NY Industrial Development Agency Civic Facility Revenue (Kingston Regional
Senior Living Corp. - Woodland Pond at New Paltz Project)	6.000%	9/15/37	9,500	7,421
Ulster County NY Industrial Development Agency Civic Facility Revenue (Kingston Regional
Senior Living Corp. - Woodland Pond at New Paltz Project)	6.000%	9/15/42	7,000	5,344
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/30	8,750	10,132
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	5,600	6,306
Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37	3,000	3,351
				919,235
North Carolina (1.0%)
Charlotte NC GO	5.250%	6/1/14	1,300	1,306
North Carolina GO	5.500%	3/1/15	2,355	2,460
North Carolina GO	5.000%	6/1/15	3,000	3,158
North Carolina GO	5.000%	6/1/20	25,360	30,402
North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	1/1/38	595	606
North Carolina Housing Finance Agency Home Ownership Revenue	5.500%	7/1/38	1,690	1,722
North Carolina Medical Care Commission Health Care Facilities Mortgage Revenue (Salemtowne)	5.000%	10/1/23	1,850	1,866
North Carolina Medical Care Commission Health Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/23	9,785	10,961
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,127
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Aldersgate)	6.250%	7/1/35	4,500	4,636
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,858
Wake County NC GO	5.000%	2/1/16	7,800	8,439
				70,541
Ohio (1.4%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,010
Bowling Green State University Ohio Student Housing Revenue (CFP I LLC -
State University Project)	5.750%	6/1/31	5,000	5,186
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.750%	6/1/34	18,195	14,877
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.250%	6/1/37	5,000	4,283
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.000%	6/1/42	5,350	4,370
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	5.875%	6/1/47	5,000	4,093
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.500%	6/1/47	5,365	4,721
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	3,750	4,303
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,402
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/29	3,380	3,604
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,425
Muskingum County OH Hospital Facilities Revenue (Genesis Healthcare System Project)	5.000%	2/15/33	3,000	2,763
Muskingum County OH Hospital Facilities Revenue (Genesis Healthcare System Project)	5.000%	2/15/44	7,250	6,348
Ohio GO	4.500%	9/15/22 (14)	2,030	2,162
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.090%	5/1/14	4,900	4,900
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	10,250	10,654
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,964
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	3,926
Wood County OH Hospital Facilities Revenue (Wood County Hospital)	5.000%	12/1/32	3,000	3,074
				103,065
Oklahoma (0.7%)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	4,250	4,489
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/15 (Prere.)	4,510	4,763
Oklahoma County OK Finance Authority Revenue (Epworth Villa Project)	5.125%	4/1/42	10,260	9,883
Oklahoma Housing Finance Agency Single Family Mortgage Revenue (Homeownership
Loan Program)	5.750%	9/1/36	1,365	1,406

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oklahoma Housing Finance Agency Single Family Mortgage Revenue (Homeownership
Loan Program)	5.800%	9/1/37	1,670	1,776
Oklahoma Housing Finance Agency Single Family Mortgage Revenue (Homeownership
Loan Program)	5.875%	9/1/37	1,995	2,111
Oklahoma Housing Finance Agency Single Family Mortgage Revenue (Homeownership
Loan Program)	5.950%	9/1/37	3,480	3,772
Oklahoma Municipal Power Authority Power Supply System Revenue	6.000%	1/1/38	4,500	5,054
Tulsa OK Municipal Airport Trust Revenue PUT	7.750%	12/1/14	16,210	16,700
				49,954
Oregon (0.1%)
Oregon Health & Science University Revenue	5.750%	7/1/39	6,750	7,704

Pennsylvania (3.7%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,476
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/30	500	517
Allegheny County PA Higher Education Building Authority University Revenue (Chatham University)	5.000%	9/1/35	2,165	2,181
Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh
Medical Center)	0.979%	2/1/37	10,425	8,864
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	2,800	2,867
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42	4,500	4,506
1 Bristol Township PA School District GO TOB VRDO	0.170%	5/7/14	12,965	12,965
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/22	1,000	1,178
Cumberland County PA Municipal Authority Revenue (Asbury Pennsylvania CCRC Obligated Group)	5.250%	1/1/41	4,000	3,783
Lebanon County PA Health Facilities Authority Health Center Revenue (Pleasant View Retirement
Community Project)	5.125%	12/15/20	1,000	1,008
Lebanon County PA Health Facilities Authority Health Center Revenue (Pleasant View Retirement
Community Project)	5.300%	12/15/26	500	501
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43	4,285	4,508
Lehigh County PA General Purpose Authority Revenue (Bible Fellowship Church
Homes Inc. Project)	5.125%	7/1/32	2,710	2,505
Lehigh County PA General Purpose Authority Revenue (Bible Fellowship Church
Homes Inc. Project)	5.250%	7/1/42	4,000	3,592
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/30	4,000	4,371
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,702
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	2,670	2,989
Montgomery County PA Industrial Development Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,500	2,771
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/35	5,000	5,189
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/40	6,500	6,682
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/14 (2)	6,000	6,095
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	10,500	10,803
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.450%	7/1/14	8,000	8,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	0.500%	8/1/14	31,000	31,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	4.700%	11/1/14	7,250	7,385
Pennsylvania GO	5.000%	9/1/14	10,000	10,164
Pennsylvania GO	5.000%	4/1/22	12,875	15,490
Pennsylvania Higher Educational Facilities Authority Revenue (Foundation for Indiana University
of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,322
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/42	6,250	6,605
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	11,197
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,613
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,316
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33	4,000	4,539
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,644
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	4,867
Philadelphia PA Airport Revenue	5.000%	6/15/21	2,820	3,236
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.090%	5/1/14	3,700	3,700
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/36	5,850	5,744
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42	13,845	13,233
Philadelphia PA School District GO	6.000%	9/1/38	13,000	14,182
Sayre PA Health Care Facilities Authority Revenue (Guthrie Health Care System)	0.808%	12/1/17	20,150	19,858
				273,148

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico (1.7%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.125%	7/1/37	4,905	3,287
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	20,285	13,590
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/23	8,000	5,084
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	4,664
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/33	5,885	3,465
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/37	235	138
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/40	600	352
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	21,305	12,458
Puerto Rico Electric Power Authority Revenue	5.050%	7/1/42	285	167
Puerto Rico GO	5.250%	7/1/17	2,500	2,256
Puerto Rico GO	5.000%	7/1/28	1,705	1,199
Puerto Rico GO	5.125%	7/1/28	3,230	2,324
Puerto Rico GO	5.375%	7/1/30	3,300	2,425
Puerto Rico GO	5.125%	7/1/31	3,000	2,147
Puerto Rico GO	8.000%	7/1/35	12,000	11,100
Puerto Rico GO	5.250%	7/1/37	5,000	3,520
Puerto Rico GO	5.750%	7/1/38	4,265	3,113
Puerto Rico GO	5.500%	7/1/39	6,470	4,647
Puerto Rico GO	6.500%	7/1/40	1,830	1,399
Puerto Rico GO	5.000%	7/1/41	13,595	9,155
Puerto Rico GO	5.750%	7/1/41	10,000	7,264
Puerto Rico Public Buildings Authority Government Facilities Revenue	5.250%	7/1/14 (Prere.)	365	368
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/36	12,175	1,993
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/37	10,550	7,963
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	43,370	6,034
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/38	3,690	2,722
Puerto Rico Sales Tax Financing Corp. Revenue	5.375%	8/1/39	3,000	2,202
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/40	7,000	5,212
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/41	1,000	714
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/42	1,950	1,441
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/43	7,000	4,754
				127,157
South Carolina (1.3%)
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School
District, South Carolina Project)	5.250%	12/1/15 (Prere.)	5,000	5,395
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School
District, South Carolina Project)	5.250%	12/1/15 (Prere.)	14,650	15,807
Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/27	10,120	11,028
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,365	1,358
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	13,272
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,247
South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,553
South Carolina Public Service Authority Revenue	5.500%	1/1/38	15,000	16,851
South Carolina Public Service Authority Revenue	5.000%	12/1/38	15,335	16,445
				92,956
South Dakota (0.2%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,337
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	10,407
				14,744
Tennessee (1.8%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	6,500	6,986
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/24	4,350	4,869
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	0.000%	1/1/42	3,215	612
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Le Bonheur
Healthcare) VRDO	0.140%	5/1/14 (4)	3,100	3,100
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/15	20,495	21,583
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	22,820	25,264
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	7,280	8,239
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	3,460	3,844
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	2,295	2,596
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	890	991
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	5,845	6,656
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,055	2,297
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	1,655	1,894
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	5,690	6,218

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	2,500	2,803
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,925	2,173
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	16,015	17,351
Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	1/1/37	2,760	2,844
Tennessee Housing Development Agency Homeownership Program Revenue	5.750%	7/1/37	3,775	3,888
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	1/1/38	1,725	1,816
3 Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	4,500	4,867
				130,891
Texas (8.8%)
Bexar County TX GO	5.000%	6/15/34	10,000	11,271
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32	4,090	1,668
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	3,000	1,136
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	6,590	6,613
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/46	1,500	1,642
Dallas-Fort Worth TX International Airport Joint Improvement Revenue	5.000%	11/1/42	10,000	10,309
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/26	10,000	10,860
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31	4,450	5,044
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	7,000	7,279
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	12,500	12,894
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	7,085	7,311
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	16,785	17,304
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	4,240	4,354
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/34	19,500	13,112
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	8,000	8,609
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/31	8,000	8,624
Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/33	3,000	3,039
Harris County TX Cultural Education Facilities Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/38	2,500	2,504
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	0.080%	5/1/14	14,400	14,400
Houston TX Airport System Revenue	5.000%	7/1/23	3,000	3,410
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,313
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,651
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal E Project)	6.750%	7/1/29	10,000	10,003
Houston TX Airport System Special Facilities Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.500%	7/15/30	4,000	4,365
Love Field Airport Modernization Corp. Texas Special Facilities Revenue
(Southwest Airlines Co. Project)	5.000%	11/1/22	2,250	2,513
Love Field Airport Modernization Corp. Texas Special Facilities Revenue
(Southwest Airlines Co. Project)	5.000%	11/1/28	4,000	4,255
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	18
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	247
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,408
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	2,940	3,126
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,845
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,770	5,193
Lower Neches Valley Authority Texas Industrial Development Corp. Exempt Facilities Revenue
(ExxonMobil Corp.) VRDO	0.080%	5/1/14	14,230	14,230
Lubbock TX Independent School District GO	5.750%	2/15/42 (12)	4,500	5,195
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care CentersInc. Project)	5.500%	2/15/25	2,100	2,136
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care CentersInc. Project)	5.625%	2/15/35	3,195	3,215
Mission TX Economic Development Corp. Solid Waste Disposal Revenue (Republic Services Inc.)
PUT	0.550%	8/1/14	28,400	28,400
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	22,525
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,456
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	7,832
North Texas Tollway Authority System Revenue	6.125%	1/1/31	12,000	12,856
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	13,979
North Texas Tollway Authority System Revenue	5.625%	1/1/33	8,145	9,035
North Texas Tollway Authority System Revenue	5.750%	1/1/38	29,000	31,571
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	17,584
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	5,959
Round Rock TX Independent School District GO	5.000%	8/1/15	2,505	2,657
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	1,040	1,194
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/24	7,650	8,710
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,750

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	10,000	8,140
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources)
VRDO	0.100%	5/1/14	2,800	2,800
Texas Department of Housing & Community Affairs Single Family Revenue	5.625%	3/1/39	1,390	1,431
Texas GO	5.750%	8/1/31	405	407
Texas Municipal Gas Acquisition & Supply Corp. Revenue	0.856%	9/15/17	20,975	20,406
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	10,000	11,397
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	15,400	17,382
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	1,550	1,759
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	12,710	15,340
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	277
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	56,389
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	3,705	4,358
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	20,000	23,803
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33	10,000	11,883
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	12/31/38	20,000	23,196
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	5,000	5,707
Texas Private Activity Surface Transportation Corp. Revenue	6.750%	6/30/43	15,000	16,998
Texas Public Finance Authority Revenue (Unemployment Compensation)	5.000%	1/1/20	2,050	2,085
1 University of Houston Texas Revenue TOB VRDO	0.140%	5/7/14	7,600	7,600
University of Texas Permanent University Fund Revenue	5.000%	7/1/15	3,800	4,016
				644,990
Utah (0.3%)
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	4,889
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,012
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,066
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	3,771
Utah GO	5.000%	7/1/15	5,000	5,283
				23,021
Vermont (0.3%)
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	3,655	3,758
2 Vermont Student Assistance Corp. Education Loan Revenue	1.728%	6/1/22	8,282	8,301
2 Vermont Student Assistance Corp. Education Loan Revenue	3.228%	12/3/35	10,000	10,062
				22,121
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,400	2,525
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	1,950	1,982
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	2,012
				6,519
Virginia (1.8%)
1 Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
(Portals West Apartment)	8.250%	4/1/32 (ETM)	435	559
Charles City County VA Economic Development Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17	3,500	3,500
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	4,068
Chesterfield County VA Economic Development Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,512
Fairfax County VA Economic Development Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/27	1,875	1,942
Fairfax County VA Public Improvement GO	5.000%	10/1/14	2,100	2,143
3 Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,524
3 Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/30	1,500	1,595
3 Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,223
3 Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,045
Gloucester County NJ Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17	4,000	4,000
Hanover County VA Economic Development Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,066
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/33	4,500	4,787
4 Tobacco Settlement Financing Corp. Virginia Revenue	5.625%	6/1/15 (Prere.)	10,000	10,593
Tobacco Settlement Financing Corp. Virginia Revenue	5.200%	6/1/46	9,500	6,990
Tobacco Settlement Financing Corp. Virginia Revenue	5.000%	6/1/47	4,995	3,559
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	13,274
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	18,000	19,520
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	10,350	10,781

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	11,514
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	1/1/40	22,500	22,402
				134,597
Washington (1.0%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/25	2,500	2,866
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26	4,000	4,555
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/21	5,000	5,733
Port of Seattle WA Revenue	5.000%	8/1/23	2,810	3,210
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,373
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	9,869
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,060	9,632
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/31	5,000	5,282
Washington GO	5.000%	8/1/14	3,390	3,432
Washington GO	5.000%	7/1/15 (2)	2,425	2,562
Washington GO	5.000%	8/1/37	10,005	11,107
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	10,000	10,662
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,295
				77,578
West Virginia (0.3%)
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,685
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,000	6,369
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.375%	6/1/38	5,000	5,432
West Virginia Hospital Finance Authority Hospital Revenue (United Health System Obligated Group)	5.500%	6/1/44	5,000	5,459
				19,945
Wisconsin (2.2%)
Platteville WI Redevelopment Authority Revenue (Platteville Real Estate)	5.000%	7/1/42	3,000	3,016
Public Finance Authority of Wisconsin Airport Facilities Revenue (AFCO Investors II Portfolio)	5.000%	10/1/23	10,100	9,664
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/17	6,100	6,729
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	12,250	13,429
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	12,406
Public Finance Authority of Wisconsin Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,000	4,681
Public Finance Authority of Wisconsin CCRC Revenue (Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46	12,000	13,794
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/26	2,410	2,684
Wisconsin GO	6.000%	5/1/27	17,000	20,633
Wisconsin GO	6.250%	5/1/37	20,200	23,818
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	6,053
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	11,399
Wisconsin Health & Educational Facilities Authority Revenue (Beaver Dam Community
Hospitals Inc. Project)	6.750%	8/15/14 (Prere.)	3,500	3,567
Wisconsin Health & Educational Facilities Authority Revenue (Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/37	5,000	5,331
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,096
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.000%	11/15/44	10,000	10,330
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	5,500	5,909
				160,539
Total Tax-Exempt Municipal Bonds (Cost $6,929,316)				7,244,219

			Shares
Temporary Cash Investment (2.1%)
Money Market Fund (2.1%)
5 Vanguard Municipal Cash Management Fund (Cost $156,450)	0.111%		156,450,132	156,450
Total Investments (100.6%) (Cost $7,085,766)				7,400,669
Other Assets and Liabilities (–0.6%)
Other Assets				141,051
Liabilities				(183,765)
				(42,714)
Net Assets (100%)				7,357,955

High-Yield Tax-Exempt Fund

At April 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	7,169,151
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(125,774)
Unrealized Appreciation (Depreciation)
Investment Securities	314,903
Futures Contracts	(325)
Net Assets	7,357,955

Investor Shares—Net Assets
Applicable to 126,856,212 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,391,252
Net Asset Value Per Share—Investor Shares	$10.97

Admiral Shares—Net Assets
Applicable to 544,052,154 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,966,703
Net Asset Value Per Share—Admiral Shares	$10.97

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $143,767,000, representing 2.0% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2014.
4 Securities with a value of $1,907,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
For key to abbreviations and other references, see back cover.
See accompanying Notes, which are an integral part of the Financial Statements.

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

F952 062014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2014

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 19, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.